                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                                 APO-3604-12/02

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-9.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 92. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 12 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 57, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         42,270 shares (cost $417,746) ..................................................   $       369,862

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         283,948 shares (cost $2,278,835) ...............................................         2,260,226

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         29,288 shares (cost $169,954) ..................................................           153,760

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         1,840 shares (cost $31,159) ....................................................            30,225

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         30,278 shares (cost $509,674) ..................................................           495,946

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         3,575 shares (cost $63,751) ....................................................            60,739

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         19,793 shares (cost $362,988) ..................................................           321,038

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         35,679 shares (cost $596,879) ..................................................           576,925

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         120,578 shares (cost $1,229,949) ...............................................         1,261,251

      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         39,293 shares (cost $659,050) ..................................................           647,948

      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         56,859 shares (cost $1,029,429) ................................................           983,096

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         36,636,080 shares (cost $247,672,822) ..........................................       189,042,171

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         249,476 shares (cost $1,310,619) ...............................................         1,284,801

      American Century VP - International Fund - Class I (ACVPInt)
         22,581,565 shares (cost $144,777,963) ..........................................       117,649,955

      American Century VP - International Fund - Class III (ACVPInt3)
         6,703,902 shares (cost $38,666,249) ............................................        34,927,330

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         464,411 shares (cost $3,580,911) ...............................................         3,413,424

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         90,722 shares (cost $686,482) ..................................................           665,902

      American Century VP - Value Fund - Class I (ACVPVal)
         60,664,555 shares (cost $423,721,359) ..........................................       371,267,075

      American Century VP - Value Fund - Class II (ACVPVal2)
         388,621 shares (cost $2,363,539) ...............................................         2,374,477

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         122,531 shares (cost $1,153,348) ...............................................         1,048,865

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         155,568 shares (cost $1,277,014) ...............................................         1,118,531

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         141,468 shares (cost $1,544,244) ...............................................         1,397,708

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         99,681 shares (cost $838,231) ..................................................           750,599

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         566,727 shares (cost $5,345,198) ...............................................         3,627,053

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,311,150 shares (cost $11,266,719) ............................................         8,758,484

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,433,288 shares (cost $17,345,433) ............................................        13,960,227

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         20,101 shares (cost $294,081) ..................................................           297,489

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         975,136 shares (cost $9,300,216) ...............................................         9,341,806

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         5,160 shares (cost $103,442) ...................................................            97,214

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,608,808 shares (cost $230,029,416) ...........................................       124,906,478

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         38,550,807 shares (cost $1,288,468,468) ........................................       866,236,625

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,138,958 shares (cost $184,477,403) ...........................................       147,899,218

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         35,099 shares (cost $1,036,794) ................................................         1,007,705

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         7,422 shares (cost $214,275) ...................................................           210,791

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         6,992 shares (cost $76,489) ....................................................            70,204

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         8,818 shares (cost $133,428) ...................................................           134,116

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         100,253 shares (cost $445,845) .................................................           444,123

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         159,649 shares (cost $1,097,001) ...............................................         1,130,316

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,770,430 shares (cost $397,952,062) ..........................................       418,871,738

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         358,038 shares (cost $4,073,797) ...............................................         4,192,627

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         33,264,307 shares (cost $772,298,285) ..........................................       602,083,952

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         201,267 shares (cost $3,626,862) ...............................................         3,622,805

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,934,970 shares (cost $980,175,241) ..........................................       535,302,206

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         64,811 shares (cost $1,552,498) ................................................         1,504,274

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         33,168,792 shares (cost $190,519,759) ..........................................       196,027,560

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         5,475,410 shares (cost $76,316,721) ............................................        59,900,984

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         142,913 shares (cost $1,597,679) ...............................................         1,557,757

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         1,638,084 shares (cost $20,433,168) ............................................        17,920,639

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         27,954,176 shares (cost $647,684,744) ..........................................       504,293,329

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         161,986 shares (cost $2,937,811) ...............................................         2,907,642

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         7,442,825 shares (cost $144,826,950) ...........................................        87,081,055

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         104,111 shares (cost $1,795,723) ...............................................         1,810,490

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         848,566 shares (cost $7,423,488) ...............................................         6,703,672

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         56,309 shares (cost $457,128) ..................................................           447,653

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         71,640 shares (cost $696,973) ..................................................           635,447

      First Horizon Growth & Income Portfolio (FHGrInc)
         192,195 shares (cost $1,688,684) ...............................................         1,424,165

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         4,347,457 shares (cost $36,746,897) ............................................        33,301,520

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         16,720,372 shares (cost $214,367,916) ..........................................       184,258,501

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         577,531 shares (cost $4,659,258) ...............................................         3,459,412

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,651,704 shares (cost $10,560,681) ............................................         9,893,708

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         19,565,212 shares (cost $142,771,666) ..........................................       138,130,397

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,526 shares (cost $20,322) ....................................................            22,634

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         264,505 shares (cost $2,348,320) ...............................................         2,369,964

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         994,760 shares (cost $8,533,608) ...............................................         8,157,030

                                                                     (Continued)
                                        7

                               NATIONWIDE VARIABLE ACCOUNT-9

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,305,351 shares (cost $5,357,528) .............................................         3,119,789

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,514,078 shares (cost $3,935,526) .............................................         3,648,927

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,113 shares (cost $35,907) ....................................................            37,939

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         104,428 shares (cost $800,411) .................................................           775,902

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         82,561,377 shares (cost $982,073,746) ..........................................     1,013,853,712

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         825,968 shares (cost $10,151,455) ..............................................        10,126,368

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,614,853 shares (cost $122,948,566) ..........................................        79,823,695

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         1,562,535 shares (cost $13,412,843) ............................................        12,734,660

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         6,456,468 shares (cost $63,518,535) ............................................        63,467,080

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         13,518,775 shares (cost $124,397,145) ..........................................       120,857,849

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         5,826,770 shares (cost $51,902,029) ............................................        49,469,275

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         7,388,672 shares (cost $70,593,689) ............................................        69,675,180

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         251,249 shares (cost $1,478,048) ...............................................         1,170,822

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         325,840 shares (cost $1,513,953) ...............................................         1,521,674

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,720,989 shares (cost $155,887,121) ..........................................       126,711,168

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
         17,633,363 shares (cost $162,735,959) ..........................................       163,637,610

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,122,238,894 shares (cost $1,122,238,894) .....................................     1,122,238,894

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         316 shares (cost $2,960) .......................................................             2,979

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         653,126 shares (cost $6,305,648) ...............................................         6,165,510

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,507,237 shares (cost $14,696,705) ............................................        10,852,104

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,338,316 shares (cost $89,021,991) ............................................        70,888,133

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         46,317 shares (cost $456,083) ..................................................           446,037

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         39,090,599 shares (cost $368,691,313) ..........................................       288,097,713

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         87,998 shares (cost $631,413) ..................................................           648,549

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,372,690 shares (cost $256,477,165) ..........................................       221,483,155

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         77,947 shares (cost $1,209,206) ................................................         1,199,602

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         8,629,150 shares (cost $84,726,132) ............................................        62,992,795

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         47,154,893 shares (cost $657,492,734) ..........................................       381,954,630

      Gartmore GVIT Total Return Fund - Class II (GVITTotRt2)
         94,714 shares (cost $785,936) ..................................................           767,186

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         769,431 shares (cost $2,498,426) ...............................................         1,600,416

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         468,144 shares (cost $1,049,239) ...............................................           983,103

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         518,956 shares (cost $4,314,769) ...............................................         3,933,685

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         3,311,039 shares (cost $23,715,339) ............................................        22,680,619

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         13,273,040 shares (cost $310,428,121) ..........................................       228,827,212

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         4,709,976 shares (cost $13,246,743) ............................................        11,492,342

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         23,500,960 shares (cost $90,109,833) ...........................................        56,637,314

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         1,771,260 shares (cost $34,457,527) ............................................        30,589,660

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         7,201,370 shares (cost $162,077,624) ...........................................       123,719,543

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         295,614 shares (cost $1,338,729) ...............................................         1,324,352

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         39,478 shares (cost $419,546) ..................................................           409,782

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         122,055 shares (cost $1,059,360) ...............................................         1,052,110

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         33,444 shares (cost $330,408) ..................................................           331,765

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         10,828 shares (cost $119,410) ..................................................           118,997

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         8,368,642 shares (cost $116,169,923) ...........................................        89,544,468

      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         12,391,256 shares (cost $175,498,981) ..........................................       148,323,334

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,144,461 shares (cost $83,659,247) ............................................        81,446,853

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,786,388 shares (cost $219,426,726) ...........................................       169,136,128

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,806,590 shares (cost $533,301,355) ..........................................       367,531,417

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         105,447 shares (cost $2,831,793) ...............................................         2,797,506

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,522,587 shares (cost $190,829,624) ..........................................       186,249,795

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         199,638 shares (cost $3,596,471) ...............................................         3,515,631

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         20,382,776 shares (cost $440,368,311) ..........................................       312,264,135

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         177,808 shares (cost $2,769,649) ...............................................         2,713,343

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         194,081 shares (cost $878,532) .................................................           906,359

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,973,117 shares (cost $207,373,031) ..........................................       152,197,129

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,896,476 shares (cost $39,814,726) ............................................        38,633,193

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,667,577 shares (cost $16,223,833) ............................................        17,176,046

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         507,379 shares (cost $4,517,776) ...............................................         4,601,932

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         47,290 shares (cost $959,607) ..................................................           900,871

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         6,385,697 shares (cost $46,248,389) ............................................        45,146,877

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         1,840,365 shares (cost $15,237,532) ............................................        11,060,595

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         13,868,571 shares (cost $173,093,982) ..........................................       157,130,905

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         2,061,769 shares (cost $20,181,184) ............................................        15,422,033

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         213,720 shares (cost $2,149,410) ...............................................         2,241,923

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         242,777 shares (cost $2,578,204) ...............................................         2,558,868

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         12,604,195 shares (cost $80,890,787) ...........................................        79,504,743

      W & R Target Funds - Balanced Portfolio (WRBal)
         9,659,765 shares (cost $65,890,463) ............................................        58,367,199

      W & R Target Funds - Bond Portfolio (WRBnd)
         17,990,640 shares (cost $99,329,199) ...........................................       100,805,155

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         23,040,005 shares (cost $236,365,820) ..........................................       185,978,923

      W & R Target Funds - Growth Portfolio (WRGrowth)
         28,022,168 shares (cost $233,322,832) ..........................................       185,061,201

      W & R Target Funds - High Income Portfolio (WRHiInc)
         16,413,838 shares (cost $55,823,521) ...........................................        49,218,535

      W & R Target Funds - International Portfolio (WRIntl)
         7,463,055 shares (cost $44,919,857) ............................................        35,586,085

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         3,966,016 shares (cost $22,172,624) ............................................        22,236,656

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         34,446,988 shares (cost $34,446,988) ...........................................        34,446,988

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         5,590,056 shares (cost $65,012,117) ............................................        53,083,731

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         14,226,361 shares (cost $101,249,363) ..........................................        88,755,421

      W & R Target Funds - Value Portfolio (WRValue)
         13,245,919 shares (cost $65,003,512) ...........................................        58,303,239
                                                                                            ---------------

            Total investments ...........................................................    11,871,021,918

   Accounts receivable ..................................................................                --
                                                                                            ---------------

            Total assets ................................................................    11,871,021,918

Accounts payable ........................................................................         3,970,392
                                                                                            ---------------

Contract owners' equity (note 4 and note 5) .............................................   $11,867,051,526
                                                                                            ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                              Total         AIMBal   AIMBValue2   AIMBlueCh
                                            ----------------   -------   ----------   ---------
   Reinvested dividends .................   $    181,812,386     9,472         21           --
   Mortality and expense risk charges
      (note 2) ..........................       (147,575,677)   (2,580)    (7,439)        (910)
                                            ----------------   -------    -------      -------
      Net investment income (loss) ......         34,236,709     6,892     (7,418)        (910)
                                            ----------------   -------    -------      -------

   Proceeds from mutual fund
      shares sold .......................     16,036,962,030     8,070     66,382       11,724
   Cost of mutual fund shares sold ......    (17,202,746,009)   (9,603)   (70,606)     (13,863)
                                            ----------------   -------    -------      -------
      Realized gain (loss)
         on investments .................     (1,165,783,979)   (1,533)    (4,224)      (2,139)
   Change in unrealized gain (loss)
      on investments ....................     (1,252,375,182)  (47,884)   (18,608)     (16,194)
                                            ----------------   -------    -------      -------
      Net gain (loss) on investments ....     (2,418,159,161)  (49,417)   (22,832)     (18,333)
                                            ----------------   -------    -------      -------
   Reinvested capital gains .............         63,306,597        --         --           --
                                            ----------------   -------    -------      -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ (2,320,615,855)  (42,525)   (30,250)     (19,243)
                                            ================   =======    =======      =======

Investment activity:                        AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                            --------   ---------   ---------   --------
   Reinvested dividends .................        --          --        220       1,252
   Mortality and expense risk charges
      (note 2) ..........................       (67)     (1,648)      (181)     (2,282)
                                             ------     -------     ------     -------
      Net investment income (loss) ......       (67)     (1,648)        39      (1,030)
                                             ------     -------     ------     -------

   Proceeds from mutual fund
      shares sold .......................     2,369       4,635        148      14,544
   Cost of mutual fund shares sold ......    (3,106)     (4,756)      (172)    (18,681)
                                             ------     -------     ------     -------
      Realized gain (loss)
         on investments .................      (737)       (121)       (24)     (4,137)
   Change in unrealized gain (loss)
      on investments ....................      (934)    (13,728)    (3,012)    (41,950)
                                             ------     -------     ------     -------
      Net gain (loss) on investments ....    (1,671)    (13,849)    (3,036)    (46,087)
                                             ------     -------     ------     -------
   Reinvested capital gains .............        --          --         --          --
                                             ------     -------     ------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,738)    (15,497)    (2,997)    (47,117)
                                             ======     =======     ======     =======

Investment activity:                        AIMPreEq2   AISmCapValB   AlGrIncB   AlPremGrB
                                            ---------   -----------   --------   ---------
   Reinvested dividends .................   $  1,770           --          --          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,719)      (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------
      Net investment income (loss) ......         51       (4,227)     (2,355)     (4,060)
                                            --------      -------     -------     -------

   Proceeds from mutual fund
      shares sold .......................        824       55,121         799      21,282
   Cost of mutual fund shares sold ......       (842)     (54,990)       (831)    (22,422)
                                            --------      -------     -------     -------
      Realized gain (loss)
         on investments .................        (18)         131         (32)     (1,140)
   Change in unrealized gain (loss)
      on investments ....................    (19,953)      31,302     (11,102)    (46,333)
                                            --------      -------     -------     -------
      Net gain (loss) on investments ....    (19,971)      31,433     (11,134)    (47,473)
                                            --------      -------     -------     -------
   Reinvested capital gains .............         --           --          --          --
                                            --------      -------     -------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(19,920)      27,206     (13,489)    (51,533)
                                            ========      =======     =======     =======

Investment activity:                         ACVPIncGr    ACVPIncGr2       ACVPInt       ACVPInt3
                                            -----------   ----------   --------------   ----------
   Reinvested dividends .................     2,381,043          --         1,575,668           --
   Mortality and expense risk charges
      (note 2) ..........................    (2,503,167)     (4,698)       (2,000,982)    (186,417)
                                            -----------    --------    --------------   ----------
      Net investment income (loss) ......      (122,124)     (4,698)         (425,314)    (186,417)
                                            -----------    --------    --------------   ----------

   Proceeds from mutual fund
      shares sold .......................    51,548,142     474,355     1,130,800,429    4,713,219
   Cost of mutual fund shares sold ......   (69,764,589)   (459,361)   (1,132,671,598)  (5,234,213)
                                            -----------    --------    --------------   ----------
      Realized gain (loss)
         on investments .................   (18,216,447)     14,994        (1,871,169)    (520,994)
   Change in unrealized gain (loss)
      on investments ....................   (33,864,481)    (25,818)      (30,230,542)  (3,738,920)
                                            -----------    --------    --------------   ----------
      Net gain (loss) on investments ....   (52,080,928)    (10,824)      (32,101,711)  (4,259,914)
                                            -----------    --------    --------------   ----------
   Reinvested capital gains .............            --          --                --           --
                                            -----------    --------    --------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (52,203,052)    (15,522)      (32,527,025)  (4,446,331)
                                            ===========    ========    ==============   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          ACVPUltra    ACVPUltra2     ACVPVal     ACVPVal2
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................   $      7,694         488      3,015,807         --
   Mortality and expense risk charges
      (note 2) ..........................        (35,163)     (2,517)    (4,409,716)    (9,241)
                                            ------------   ---------    -----------   --------
      Net investment income (loss) ......        (27,469)     (2,029)    (1,393,909)    (9,241)
                                            ------------   ---------    -----------   --------

   Proceeds from mutual fund
      shares sold .......................     10,610,803     443,987     89,215,516    405,437
   Cost of mutual fund shares sold ......    (11,376,297)   (449,548)   (92,921,728)  (406,994)
                                            ------------   ---------    -----------   --------
      Realized gain (loss)
         on investments .................       (765,494)     (5,561)    (3,706,212)    (1,557)
   Change in unrealized gain (loss)
      on investments ....................       (167,486)    (20,580)   (73,922,904)    10,938
                                            ------------   ---------    -----------   --------
      Net gain (loss) on investments ....       (932,980)    (26,141)   (77,629,116)     9,381
                                            ------------   ---------    -----------   --------
   Reinvested capital gains .............             --          --     19,513,169         --
                                            ------------   ---------    -----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $   (960,449)    (28,170)   (59,509,856)       140
                                            ============   =========    ===========   ========

Investment activity:                        BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr
                                            --------   ---------   --------   ---------
   Reinvested dividends .................         --      1,817      12,954        --
   Mortality and expense risk charges
      (note 2) ..........................     (4,330)    (8,519)     (6,387)   (3,812)
                                            --------   --------    --------   -------
      Net investment income (loss) ......     (4,330)    (6,702)      6,567    (3,812)
                                            --------   --------    --------   -------

   Proceeds from mutual fund
      shares sold .......................     17,532     66,099      27,515     6,975
   Cost of mutual fund shares sold ......    (18,962)   (72,906)    (31,463)   (9,469)
                                            --------   --------    --------   -------
      Realized gain (loss)
         on investments .................     (1,430)    (6,807)     (3,948)   (2,494)
   Change in unrealized gain (loss)
      on investments ....................   (104,483)  (158,483)   (146,535)  (87,632)
                                            --------   --------    --------   -------
      Net gain (loss) on investments ....   (105,913)  (165,290)   (150,483)  (90,126)
                                            --------   --------    --------   -------
   Reinvested capital gains .............         --     13,663          --        --
                                            --------   --------    --------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (110,243)  (158,329)   (143,916)  (93,938)
                                            ========   ========    ========   =======

Investment activity:                          CSGPVen      CSIntFoc      CSLCapV     DryELeadS
                                            -----------   -----------   ----------   ---------
   Reinvested dividends .................   $        --            --      163,877         --
   Mortality and expense risk charges
      (note 2) ..........................       (59,921)     (130,246)    (185,711)    (1,346)
                                            -----------   -----------   ----------   --------
      Net investment income (loss) ......       (59,921)     (130,246)     (21,834)    (1,346)
                                            -----------   -----------   ----------   --------

   Proceeds from mutual fund
      shares sold .......................     6,469,890    64,623,558    5,526,569     17,498
   Cost of mutual fund shares sold ......    (7,124,767)  (64,217,997)  (5,739,973)   (17,229)
                                            -----------   -----------   ----------   --------
      Realized gain (loss)
         on investments .................      (654,877)      405,561     (213,404)       269
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)   (2,715,624)  (4,689,583)     3,408
                                            -----------   -----------   ----------   --------
      Net gain (loss) on investments ....    (2,494,383)   (2,310,063)  (4,902,987)     3,677
                                            -----------   -----------   ----------   --------
   Reinvested capital gains .............            --            --           --         --
                                            -----------   -----------   ----------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,554,304)   (2,440,309)  (4,924,821)     2,331
                                            ===========   ===========   ==========   ========

Investment activity:                        DrySmCapIxS   DrySRGroS      DrySRGro      DryStkIx
                                            -----------   ---------    -----------   ------------
   Reinvested dividends .................        13,253         15         337,433     13,640,845
   Mortality and expense risk charges
      (note 2) ..........................       (50,922)      (509)     (1,900,881)   (11,487,317)
                                            -----------     ------     -----------   ------------
      Net investment income (loss) ......       (37,669)      (494)     (1,563,448)     2,153,528
                                            -----------     ------     -----------   ------------

   Proceeds from mutual fund
      shares sold .......................    33,721,151      7,108      50,587,504    208,265,487
   Cost of mutual fund shares sold ......   (33,866,681)    (7,197)    (82,220,235)  (275,850,258)
                                            -----------     ------     -----------   ------------
      Realized gain (loss)
         on investments .................
   Change in unrealized gain (loss)            (145,530)       (89)    (31,632,731)   (67,584,771)
      on investments ....................
                                                 41,590     (6,227)    (28,139,109)  (215,953,952)
      Net gain (loss) on investments ....   -----------     ------     -----------   ------------
                                               (103,940)    (6,316)    (59,771,840)  (283,538,723)
   Reinvested capital gains .............   -----------     ------     -----------   ------------
                                                     --         --              --             --
         Net increase (decrease) in         -----------     ------     -----------   ------------
            contract owners' equity
            resulting from operations ...
                                               (141,609)    (6,810)    (61,335,288)  (281,385,195)
                                            ===========     ======     ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal
                                            ------------   -----------   -----------   ------------
   Reinvested dividends .................   $  1,826,219       9,216           37           597
   Mortality and expense risk charges
      (note 2) ..........................     (1,888,722)     (2,990)        (911)         (321)
                                            ------------     -------       ------        ------
      Net investment income (loss) ......        (62,503)      6,226         (874)          276
                                            ------------     -------       ------        ------

   Proceeds from mutual fund
      shares sold .......................     44,093,361      12,964        2,993         5,149
   Cost of mutual fund shares sold ......    (54,952,743)    (13,399)      (3,657)       (5,892)
                                            ------------     -------       ------        ------
      Realized gain (loss)
         on investments .................    (10,859,382)       (435)        (664)         (743)
   Change in unrealized gain (loss)
      on investments ....................    (22,402,153)    (29,089)      (3,484)       (6,285)
                                            ------------     -------       ------        ------
      Net gain (loss) on investments ....    (33,261,535)    (29,524)      (4,148)       (7,028)
                                            ------------     -------       ------        ------
   Reinvested capital gains .............             --          --           --            --
                                            ------------     -------       ------        ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(33,324,038)    (23,298)      (5,022)       (6,752)
                                            ============     =======       ======        ======

Investment activity:                        FedAmLeadS   FedCapApS   FedHiIncS    FedQualBd
                                            ----------   ---------   ---------   ------------
   Reinvested dividends .................         --          --          --       9,427,003
   Mortality and expense risk charges
      (note 2) ..........................       (510)     (1,792)     (3,375)     (3,960,980)
                                             -------      ------     -------     -----------
      Net investment income (loss) ......       (510)     (1,792)     (3,375)      5,466,023
                                             -------      ------     -------     -----------

   Proceeds from mutual fund
      shares sold .......................     16,572         493      30,353      36,115,393
   Cost of mutual fund shares sold ......    (15,308)       (507)    (30,305)    (33,267,516)
                                             -------      ------     -------     -----------
      Realized gain (loss)
         on investments .................      1,264         (14)         48       2,847,877
   Change in unrealized gain (loss)
      on investments ....................        688      (1,722)     33,315      14,294,870
                                             -------      ------     -------      ----------
      Net gain (loss) on investments ....      1,952      (1,736)     33,363      17,142,747
                                             -------      ------     -------     -----------
   Reinvested capital gains .............         --          --          --       3,527,253
                                             -------      ------     -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,442      (3,528)     29,988      26,136,023
                                             =======      ======     =======     ===========

Investment activity:                        FedQualBdS    FidVIPEIS      FidVIPEI2    FidVIPGrS
                                            ----------   ------------    ---------   ------------
   Reinvested dividends .................   $      --      10,259,931          --       1,054,688
   Mortality and expense risk charges
      (note 2) ..........................     (15,329)     (7,623,790)    (12,694)     (8,098,346)
                                            ---------    ------------    --------    ------------
      Net investment income (loss) ......     (15,329)      2,636,141     (12,694)     (7,043,658)
                                            ---------    ------------    --------    ------------

   Proceeds from mutual fund
      shares sold .......................     276,708      86,374,466     213,947     177,829,782
   Cost of mutual fund shares sold ......    (265,362)   (108,316,361)   (211,038)   (326,406,289)
                                            ---------    ------------    --------    ------------
      Realized gain (loss)
         on investments .................      11,346     (21,941,895)      2,909    (148,576,507)
   Change in unrealized gain (loss)
      on investments ....................     118,830    (132,146,951)     (4,057)   (116,016,093)
                                            ---------    ------------    --------    ------------
      Net gain (loss) on investments ....     130,176    (154,088,846)     (1,148)   (264,592,600)
                                            ---------    ------------    --------    ------------
   Reinvested capital gains .............          --      14,786,371          --              --
                                            ---------    ------------    --------    ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 114,847    (136,666,334)    (13,842)   (271,636,258)
                                            =========    ============    ========     ===========

Investment activity:                        FidVIPGr2     FidVIPHIS      FidVIPOvS      FidVIPOvS2R
                                            ---------   ------------   -------------   ------------
   Reinvested dividends .................         --      18,126,566         666,277          --
   Mortality and expense risk charges
      (note 2) ..........................     (4,734)     (2,013,471)     (1,021,443)     (6,107)
                                             -------    ------------    ------------     -------
      Net investment income (loss) ......     (4,734)     16,113,095        (355,166)     (6,107)
                                             -------    ------------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     13,545     139,813,625     704,705,676         114
   Cost of mutual fund shares sold ......    (13,804)   (182,190,024)   (701,127,595)       (135)
                                             -------    ------------    ------------     -------
      Realized gain (loss)
         on investments .................       (259)    (42,376,399)      3,578,081         (21)
   Change in unrealized gain (loss)
      on investments ....................    (48,224)     31,295,351     (17,458,398)    (39,923)
                                             -------    ------------    ------------     -------
      Net gain (loss) on investments ....    (48,483)    (11,081,048)    (13,880,317)    (39,944)
                                             -------    ------------    ------------     -------
   Reinvested capital gains .............         --              --              --          --
                                             -------    ------------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (53,217)      5,032,047     (14,235,483)    (46,051)
                                             =======    ============    ============     =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         FidVIPOvSR    FidVIPConS    FidVIPCon2   FidVIPGrOpS
                                            -----------   ------------   ----------   -----------
   Reinvested dividends .................   $        --      3,855,093         --       1,073,146
   Mortality and expense risk charges
      (note 2) ..........................       (95,583)    (6,067,785)    (9,700)     (1,188,267)
                                            -----------   ------------     ------     -----------
      Net investment income (loss) ......       (95,583)    (2,212,692)    (9,700)       (115,121)
                                            -----------   ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................     3,609,419    121,908,969     16,847      28,024,648
   Cost of mutual fund shares sold ......    (3,852,811)  (153,638,654)   (18,763)    (50,315,898)
                                            -----------   ------------     ------     -----------
      Realized gain (loss)
         on investments .................      (243,392)   (31,729,685)    (1,916)    (22,291,250)
   Change in unrealized gain (loss)
      on investments ....................    (2,512,530)   (25,397,539)   (30,169)     (7,084,177)
                                            -----------   ------------     ------     -----------
      Net gain (loss) on investments ....    (2,755,922)   (57,127,224)   (32,085)    (29,375,427)
                                            -----------   ------------     ------     -----------
   Reinvested capital gains .............            --             --         --              --
                                            -----------   ------------     ------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(2,851,505)   (59,339,916)   (41,785)    (29,490,548)
                                            ===========   ============    =======     ===========

Investment activity:                        FFidVIPMCap2   FidVIPVaIS   FidVIPVaIS2    FHCapAp
                                            ------------   ----------   -----------   --------
   Reinvested dividends .................           --             --          --           --
   Mortality and expense risk charges
      (note 2) ..........................       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------
      Net investment income (loss) ......       (5,730)       (16,031)     (1,774)      (1,487)
                                               -------     ----------     -------     --------

   Proceeds from mutual fund
      shares sold .......................       11,764      2,668,650      13,436       56,485
   Cost of mutual fund shares sold ......      (12,748)    (2,794,201)    (13,347)     (70,916)
                                               -------     ----------     -------     --------
      Realized gain (loss)
         on investments .................         (984)      (125,551)         89      (14,431)
   Change in unrealized gain (loss)
      on investments ....................       14,767       (719,815)     (9,475)    (107,556)
                                               -------     ----------     -------     --------
      Net gain (loss) on investments ....       13,783       (845,366)     (9,386)    (121,987)
                                               -------     ----------     -------     --------
   Reinvested capital gains .............           --             --          --           --
                                               -------     ----------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...        8,053       (861,397)    (11,160)    (123,474)
                                               =======     ==========     =======     ========

Investment activity:                         FHGrInc      GVITCVal    GVITDMidCapl   GVITEmMrkts
                                            ---------   -----------   ------------   -----------
   Reinvested dividends .................   $   3,736       520,238       687,463          9,764
   Mortality and expense risk charges
      (note 2) ..........................      (8,472)     (460,761)   (2,225,052)       (94,401)
                                            ---------   -----------   -----------    -----------
      Net investment income (loss) ......      (4,736)       59,477    (1,537,589)       (84,637)
                                            ---------   -----------   -----------    -----------

   Proceeds from mutual fund
      shares sold .......................     155,025    27,815,708    67,130,312     31,680,304
   Cost of mutual fund shares sold ......    (197,832)  (45,847,517)  (75,103,528)   (31,632,493)
                                            ---------   -----------   -----------    -----------
      Realized gain (loss)
         on investments .................     (42,807)  (18,031,809)   (7,973,216)        47,811
   Change in unrealized gain (loss)
      on investments ....................    (271,924)    6,523,419   (28,950,884)    (1,425,060)
                                            ---------   -----------   -----------    -----------
      Net gain (loss) on investments ....    (314,731)  (11,508,390)  (36,924,100)    (1,377,249)
                                            ---------   -----------   -----------    -----------
   Reinvested capital gains .............         759            --     1,574,265             --
                                            ---------   -----------   -----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(318,708)  (11,448,913)  (36,887,424)    (1,461,886)
                                            =========   ===========   ===========    ===========

Investment activity:                        GVITEmMrkts3    GVITFHiInc   GVITGlFin1   GVITGlFin3
                                            ------------   -----------   ----------   ----------
   Reinvested dividends .................        17,806     10,044,677         37          1,809
   Mortality and expense risk charges
      (note 2) ..........................       (37,842)    (1,334,589)      (133)       (13,183)
                                             ----------    -----------     ------     ----------
      Net investment income (loss) ......       (20,036)     8,710,088        (96)       (11,374)
                                             ----------    -----------     ------     ----------

   Proceeds from mutual fund
      shares sold .......................     2,062,440     77,629,535      3,073      4,419,488
   Cost of mutual fund shares sold ......    (2,619,091)   (87,000,074)    (2,851)    (4,399,147)
                                             ----------    -----------     ------     ----------
      Realized gain (loss)
         on investments .................      (556,651)    (9,370,539)       222         20,341
   Change in unrealized gain (loss)
      on investments ....................      (666,973)     3,033,779      2,313         21,644
                                             ----------    -----------     ------     ----------
      Net gain (loss) on investments ....    (1,223,624)    (6,336,760)     2,535         41,985
                                             ----------    -----------     ------     ----------
   Reinvested capital gains .............            --             --         --             --
                                             ----------    -----------     ------     ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (1,243,660)     2,373,328      2,439         30,611
                                             ==========    ===========     ======     ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                                            -----------   ----------   -----------   ----------
   Reinvested dividends .................   $        --       40,268         7,328         69
   Mortality and expense risk charges
      (note 2) ..........................       (40,020)     (68,199)      (14,086)       (81)
                                            -----------   ----------    ----------    -------
      Net investment income (loss) ......       (40,020)     (27,931)       (6,758)       (12)
                                            -----------   ----------    ----------    -------

   Proceeds from mutual fund
      shares sold .......................     2,545,612    5,486,057       817,423     14,361
   Cost of mutual fund shares sold ......    (2,778,963)  (7,531,763)   (1,045,626)   (14,677)
                                            -----------   ----------    ----------    -------
      Realized gain (loss)
         on investments .................      (233,351)  (2,045,706)     (228,203)      (316)
   Change in unrealized gain (loss)
      on investments ....................      (376,578)  (1,519,232)     (286,598)     2,033
                                            -----------   ----------    ----------    -------
      Net gain (loss) on investments ....      (609,929)  (3,564,938)     (514,801)     1,717
                                            -----------   ----------    ----------    -------
   Reinvested capital gains .............            --           --            --         --
                                            -----------   ----------    ----------    -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (649,949)  (3,592,869)     (521,559)     1,705
                                            ===========   ==========    ==========    =======

Investment activity:                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2   GVITGrowth
                                            ----------   ------------   ----------   -----------
   Reinvested dividends .................      4,926       37,331,635    143,034              --
   Mortality and expense risk charges
      (note 2) ..........................     (4,405)      (9,603,647)   (35,767)     (1,131,351)
                                            --------     ------------    -------     -----------
      Net investment income (loss) ......        521       27,727,988    107,267      (1,131,351)
                                            --------     ------------    -------     -----------

   Proceeds from mutual fund
      shares sold .......................    341,463      160,180,332     35,176      37,120,556
   Cost of mutual fund shares sold ......   (368,811)    (146,049,503)   (34,316)    (96,204,455)
                                            --------     ------------    -------     -----------
      Realized gain (loss)
         on investments .................    (27,348)      14,130,829        860     (59,083,899)
   Change in unrealized gain (loss)
      on investments ....................    (24,509)      25,591,500    (25,087)     21,990,697
                                            --------     ------------    -------     -----------
      Net gain (loss) on investments ....    (51,857)      39,722,329    (24,227)    (37,093,202)
                                            --------     ------------    -------     -----------
   Reinvested capital gains .............         --        7,830,758     70,632              --
                                            --------     ------------    -------     -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (51,336)      75,281,075    153,672     (38,224,553)
                                            ========     ============    =======     ===========

Investment activity:                        GVITIDAgg       GVITIDCon    GVITIDMod   GVITIDModAgg
                                            -----------    ----------   ----------   ------------
   Reinvested dividends .................   $    69,529       805,632    1,015,332       326,849
   Mortality and expense risk charges
      (note 2) ..........................       (65,951)     (311,541)    (546,737)     (241,229)
                                            -----------    ----------   ----------    ----------
      Net investment income (loss) ......         3,578       494,091      468,595        85,620
                                            -----------    ----------   ----------    ----------

   Proceeds from mutual fund
      shares sold .......................     1,647,426     3,493,834    1,208,950     1,546,340
   Cost of mutual fund shares sold ......    (1,935,969)   (3,544,555)  (1,359,217)   (1,741,550)
                                            -----------    ----------   ----------    ----------
      Realized gain (loss)
         on investments .................      (288,543)      (50,721)    (150,267)     (195,210)
   Change in unrealized gain (loss)
      on investments ....................      (678,183)      (51,455)  (3,539,297)   (2,432,754)
                                            -----------    ----------   ----------    ----------
      Net gain (loss) on investments ....      (966,726)     (102,176)  (3,689,564)   (2,627,964)
                                            -----------    ----------   ----------    ----------
   Reinvested capital gains .............           694        30,633       96,021        73,624
                                            -----------    ----------   ----------    ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (962,454)      422,548   (3,124,948)   (2,468,720)
                                            ===========    ==========   ==========    ==========

Investment activity:                        GVITIDModCon   GVITIntGro    GVITIntGro3    GVITJPBal
                                            ------------   ----------    -----------    ---------
   Reinvested dividends .................       736,673             --           --      2,884,474
   Mortality and expense risk charges
      (note 2) ..........................      (325,883)       (23,471)      (7,555)    (1,522,196)
                                             ----------    -----------   ----------    -----------
      Net investment income (loss) ......       410,790        (23,471)      (7,555)     1,362,278
                                             ----------    -----------   ----------    -----------

   Proceeds from mutual fund
      shares sold .......................     3,385,998     46,607,017    1,217,860     11,621,009
   Cost of mutual fund shares sold ......    (3,510,826)   (46,541,573)  (1,387,531)   (14,605,139)
                                             ----------    -----------   ----------    -----------
      Realized gain (loss)
         on investments .................      (124,828)        65,444     (169,671)    (2,984,130)
   Change in unrealized gain (loss)
      on investments ....................      (918,509)      (337,054)       7,721    (17,819,225)
                                             ----------    -----------   ----------    -----------
      Net gain (loss) on investments ....    (1,043,337)      (271,610)    (161,950)   (20,803,355)
                                             ----------    -----------   ----------    -----------
   Reinvested capital gains .............        77,791             --           --             --
                                             ----------    -----------   ----------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      (554,756)      (295,081)    (169,505)   (19,441,077)
                                             ==========    ===========   ==========    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        GVITMMultiSec      GVITMyMkt     GVITLead    GVITLead3
                                            -------------   --------------   --------   ----------
   Reinvested dividends .................   $  7,816,468        14,505,525       8          41,333
   Mortality and expense risk charges
      (note 2) ..........................     (1,603,971)      (14,686,263)     (1)        (62,927)
                                            ------------    --------------     ---      ----------
      Net investment income (loss) ......      6,212,497          (180,738)      7         (21,594)
                                            ------------    --------------     ---      ----------

   Proceeds from mutual fund
      shares sold .......................     46,921,955     6,862,973,566      48       7,902,553
   Cost of mutual fund shares sold ......    (47,946,261)   (6,865,748,223)    (48)     (8,994,636)
                                            ------------    --------------     ---      ----------
      Realized gain (loss)
         on investments .................     (1,024,306)       (2,774,657)     --      (1,092,083)
   Change in unrealized gain (loss)
      on investments ....................      2,809,117          (282,443)     19        (140,138)
                                            ------------    --------------     ---      ----------
      Net gain (loss) on investments ....      1,784,811        (3,057,100)     19      (1,232,221)
                                            ------------    --------------     ---      ----------
   Reinvested capital gains .............             --                --      --              --
                                            ------------    --------------     ---      ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  7,997,308        (3,237,838)     26      (1,253,815)
                                            ============    ==============     ===      ==========

Investment activity:                        GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal
                                            -----------   -----------   ------------   ------------
   Reinvested dividends .................        4,361             --           --           32,903
   Mortality and expense risk charges
      (note 2) ..........................     (150,676)    (1,042,884)      (1,516)      (3,994,942)
                                            ----------    -----------     --------     ------------
      Net investment income (loss) ......     (146,315)    (1,042,884)      (1,516)      (3,962,039)
                                            ----------    -----------     --------     ------------

   Proceeds from mutual fund
      shares sold .......................    4,837,137     55,282,021      298,770      172,654,427
   Cost of mutual fund shares sold ......   (5,895,078)   (75,711,451)    (295,265)    (225,283,479)
                                            ----------    -----------     --------     ------------
      Realized gain (loss)
         on investments .................   (1,057,941)   (20,429,430)       3,505      (52,629,052)
   Change in unrealized gain (loss)
      on investments ....................   (3,386,730)   (16,058,574)     (10,045)     (74,016,267)
                                            ----------    -----------     --------     ------------
      Net gain (loss) on investments ....   (4,444,671)   (36,488,004)      (6,540)    (126,645,319)
                                            ----------    -----------     --------     ------------
   Reinvested capital gains .............           --             --           --        8,654,804
                                            ----------    -----------     --------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (4,590,986)   (37,530,888)      (8,056)    (121,952,554)
                                            ==========    ===========     ========     ============

Investment activity:                        GVITSmCapVal2    GVITSmComp    GVITSmComp2    GVITSMdCpGr
                                            -------------   ------------   -----------   ------------
   Reinvested dividends .................     $     --                --          --               --
   Mortality and expense risk charges
      (note 2) ..........................       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------
      Net investment income (loss) ......       (2,437)       (2,911,457)     (4,204)      (1,079,513)
                                              --------      ------------     -------     ------------

   Proceeds from mutual fund
      shares sold .......................       30,862       191,215,631       3,662       68,894,717
   Cost of mutual fund shares sold ......      (32,801)     (197,924,226)     (4,084)    (129,275,221)
                                              --------      ------------     -------     ------------
      Realized gain (loss)
         on investments .................       (1,939)       (6,708,595)       (422)     (60,380,504)
   Change in unrealized gain (loss)
      on investments ....................       17,135       (42,174,252)     (9,604)      14,240,706
                                              --------      ------------     -------     ------------
      Net gain (loss) on investments ....       15,196       (48,882,847)    (10,026)     (46,139,798)
                                              --------      ------------     -------     ------------
   Reinvested capital gains .............           --                --          --               --
                                              --------      ------------     -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $ 12,759       (51,794,304)    (14,230)     (47,219,311)
                                              ========      ============     =======     ============

Investment activity:                          GVITTotRt    GVITTotRt2   GVITTGroFoc   GVITTGroFoc3
                                            ------------   ----------   -----------   ------------
   Reinvested dividends .................      3,857,424      2,917             --            --
   Mortality and expense risk charges
      (note 2) ..........................     (5,009,086)    (2,831)       (59,842)       (4,202)
                                            ------------    -------     ----------      --------
      Net investment income (loss) ......     (1,151,662)        86        (59,842)       (4,202)
                                            ------------    -------     ----------      ---------

   Proceeds from mutual fund
      shares sold .......................     81,574,974     33,107      7,892,792       260,114
   Cost of mutual fund shares sold ......   (169,435,340)   (32,929)    (9,935,565)     (312,914)
                                            ------------    -------     ----------      --------
      Realized gain (loss)
         on investments .................    (87,860,366)       178     (2,042,773)      (52,800)
   Change in unrealized gain (loss)
      on investments ....................     (5,497,512)   (18,750)    (1,016,367)      (66,136)
                                            ------------    -------     ----------      --------
      Net gain (loss) on investments ....    (93,357,878)   (18,572)    (3,059,140)     (118,936)
                                            ------------    -------     ----------      --------
   Reinvested capital gains .............             --         --             --            --
                                            ------------    -------     ----------      --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (94,509,540)   (18,486)    (3,118,982)     (123,138)
                                            ============    =======     ==========      ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                         GVITUSGro3     GVITWLead      JanCapAp     JanGlTechS2
                                            -----------   ------------   ------------   -----------
   Reinvested dividends .................   $        --        351,641        837,059           --
   Mortality and expense risk charges
      (note 2) ..........................       (29,096)      (346,569)    (3,504,871)     (66,075)
                                            -----------   ------------   ------------   ----------
      Net investment income (loss) ......       (29,096)         5,072     (2,667,812)     (66,075)
                                            -----------   ------------   ------------   ----------

   Proceeds from mutual fund
      shares sold .......................     2,569,588    208,954,531     99,980,771    1,079,474
   Cost of mutual fund shares sold ......    (3,007,700)  (214,603,386)  (173,078,525)  (1,282,120)
                                            -----------   ------------   ------------   ----------
      Realized gain (loss)
         on investments .................      (438,112)    (5,648,855)   (73,097,754)    (202,646)
   Change in unrealized gain (loss)
      on investments ....................      (381,084)    (1,865,555)    22,103,179   (1,754,402)
                                            -----------   ------------   ------------   ----------
      Net gain (loss) on investments ....      (819,196)    (7,514,410)   (50,994,575)  (1,957,048)
                                            -----------   ------------   ------------   ----------
   Reinvested capital gains .............            --             --             --           --
                                            -----------   ------------   ------------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $  (848,292)    (7,509,338)   (53,662,387)  (2,023,123)
                                            ===========   ============   ============   ==========

Investment activity:                          JanGlTech    JanIntGroS2     JanIntGro    MFSMidCapGrS
                                            ------------   -----------   ------------   ------------
   Reinvested dividends .................             --       59,696       1,085,872          --
   Mortality and expense risk charges
      (note 2) ..........................     (1,157,006)    (171,840)     (2,299,623)     (4,277)
                                            ------------   ----------    ------------     -------
      Net investment income (loss) ......     (1,157,006)    (112,144)     (1,213,751)     (4,277)
                                            ------------   ----------    ------------     -------

   Proceeds from mutual fund
      shares sold .......................     71,694,491    1,096,715     591,163,113       5,200
   Cost of mutual fund shares sold ......   (128,081,155)  (1,236,102)   (598,477,290)     (5,597)
                                            ------------   ----------    ------------     -------
      Realized gain (loss)
         on investments .................    (56,386,664)    (139,387)     (7,314,177)       (397)
   Change in unrealized gain (loss)
      on investments ....................      2,517,341   (3,867,867)    (46,250,031)    (14,376)
                                            ------------   ----------    ------------     -------
      Net gain (loss) on investments ....    (53,869,323)  (4,007,254)    (53,564,208)    (14,773)
                                            ------------   ----------    ------------     -------
   Reinvested capital gains .............             --           --              --          --
                                            ------------   ----------    ------------     -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    (55,026,329)  (4,119,398)    (54,777,959)    (19,050)
                                            ============   ==========    ============     =======

Investment activity:                        MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus
                                            -----------   -------   ---------   ----------
   Reinvested dividends .................     $     --         --        --           --
   Mortality and expense risk charges
      (note 2) ..........................       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------
      Net investment income (loss) ......       (1,532)    (2,816)   (1,345)        (404)
                                              --------    -------    ------       ------

   Proceeds from mutual fund
      shares sold .......................          221     16,322     8,205        7,398
   Cost of mutual fund shares sold ......         (230)   (15,760)   (8,518)      (6,872)
                                              --------    -------    ------       ------
      Realized gain (loss)
         on investments .................           (9)       562      (313)         526
   Change in unrealized gain (loss)
      on investments ....................       (9,765)    (7,250)    1,358         (413)
                                              --------    -------    ------       ------
   Net gain (loss) on investments .......       (9,774)    (6,688)    1,045          113
                                              --------    -------    ------       ------
   Reinvested capital gains .............           --         --        --           --
                                              --------    -------    ------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...     $(11,306)    (9,504)     (300)        (291)
                                              ========    =======    ======       ======

Investment activity:                         NBAMTGuard     NBAMTMCGr      NBAMTPart      OppAggGro
                                            -----------   ------------   ------------   ------------
   Reinvested dividends .................       783,984             --        590,643      1,539,378
   Mortality and expense risk charges
      (note 2) ..........................    (1,304,788)    (2,343,135)    (1,161,686)    (2,495,501)
                                            -----------   ------------   ------------   ------------
      Net investment income (loss) ......      (520,804)    (2,343,135)      (571,043)      (956,123)
                                            -----------   ------------   ------------   ------------

   Proceeds from mutual fund
      shares sold .......................    39,885,284    186,868,432    142,220,956    108,256,186
   Cost of mutual fund shares sold ......   (54,404,712)  (235,669,404)  (173,633,818)  (141,556,385)
                                            -----------   ------------   ------------   ------------
      Realized gain (loss)
         on investments .................   (14,519,428)   (48,800,972)   (31,412,862)   (33,300,199)
   Change in unrealized gain (loss)
      on investments ....................   (21,242,510)   (23,959,811)       934,177    (42,270,037)
                                            -----------   ------------   ------------   ------------
   Net gain (loss) on investments .......   (35,761,938)   (72,760,783)   (30,478,685)   (75,570,236)
                                            -----------   ------------   ------------   ------------
   Reinvested capital gains .............            --             --             --             --
                                            -----------   ------------   ------------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (36,282,742)   (75,103,918)   (31,049,728)   (76,526,359)
                                            ===========   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          OppCapAp      OppCapApS      OppGlSec      OppGlSecS
                                            -------------   ---------   --------------   ---------
   Reinvested dividends .................   $   2,599,338         --           799,806         --
   Mortality and expense risk charges
      (note 2) ..........................      (5,114,282)   (11,082)       (2,261,764)   (12,345)
                                            -------------    --------   --------------   --------
      Net investment income (loss) ......      (2,514,944)   (11,082)       (1,461,958)   (12,345)
                                            -------------    --------   --------------   --------

   Proceeds from mutual fund
      shares sold .......................     107,707,291     23,076     1,605,261,000    238,801
   Cost of mutual fund shares sold ......    (191,313,801)   (23,518)   (1,638,332,876)  (245,236)
                                            -------------    --------   --------------   --------
      Realized gain (loss)
         on investments .................     (83,606,510)      (442)      (33,071,876)    (6,435)
   Change in unrealized gain (loss)
      on investments ....................     (61,873,771)   (34,288)       (6,927,663)   (80,839)
                                            -------------    --------   --------------   --------
      Net gain (loss) on investments ....    (145,480,281)   (34,730)      (39,999,539)   (87,274)
                                            -------------    --------   --------------   --------
   Reinvested capital gains .............              --         --                --         --
                                            -------------    --------   --------------   --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(147,995,225)   (45,812)      (41,461,497)   (99,619)
                                            =============    ========   ==============   ========

Investment activity:                        OppMSGrInc    OppMSGrIncS   OppStratBdS     StOpp2
                                            -----------   -----------   -----------   -----------
   Reinvested dividends .................     2,661,990          --           --          709,383
   Mortality and expense risk charges
      (note 2) ..........................    (4,275,544)     (8,189)      (2,963)      (2,108,616)
                                            -----------     -------       ------      -----------
      Net investment income (loss) ......    (1,613,554)     (8,189)      (2,963)      (1,399,233)
                                            -----------     -------       ------      -----------

   Proceeds from mutual fund
      shares sold .......................    42,558,098       8,748          710       56,191,684
   Cost of mutual fund shares sold ......   (53,748,671)     (9,694)        (705)     (85,079,036)
                                            -----------     -------       ------      -----------
      Realized gain (loss)
         on investments .................   (11,190,573)       (946)           5      (28,887,352)
   Change in unrealized gain (loss)
      on investments ....................   (67,145,146)    (56,306)      27,827      (32,251,410)
                                            -----------     -------       ------      -----------
      Net gain (loss) on investments ....   (78,335,719)    (57,252)      27,832      (61,138,762)
                                            -----------     -------       ------      -----------
   Reinvested capital gains .............            --          --           --        3,305,823
                                            -----------     -------       ------      -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (79,949,273)    (65,441)      24,869      (59,232,172)
                                            ===========     =======       ======      ===========

Investment activity:                          VEWrldEMkt       VEWrldHAs     VKCom2   VKEmGr2
                                            ---------------   -----------   -------   -------
   Reinvested dividends .................   $        89,572        95,673        --        --
   Mortality and expense risk charges
      (note 2) ..........................          (625,504)     (233,452)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------
      Net investment income (loss) ......          (535,932)     (137,779)  (15,945)   (3,640)
                                            ---------------   -----------   -------   -------

   Proceeds from mutual fund
      shares sold .......................     1,355,771,459    93,519,742    32,814    14,948
   Cost of mutual fund shares sold ......    (1,357,537,303)  (96,931,317)  (36,302)  (16,015)
                                            ---------------   -----------   -------   -------
      Realized gain (loss)
         on investments .................        (1,765,844)   (3,411,575)   (3,488)   (1,067)
   Change in unrealized gain (loss)
      on investments ....................        (3,159,730)      456,720    84,155   (58,737)
                                            ---------------   -----------   -------   -------
      Net gain (loss) on investments ....        (4,925,574)   (2,954,855)   80,667   (59,804)
                                            ---------------   -----------   -------   -------
   Reinvested capital gains .............                --            --        --        --
                                            ---------------   -----------   -------   -------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $    (5,461,506)   (3,092,634)   64,722   (63,444)
                                            ===============   ===========   =======   =======

Investment activity:                           VKEmMkt      VKMidCapG   VKUSRealEst   VicDivrStk
                                            ------------   ----------   -----------   ----------
   Reinvested dividends .................      3,120,487           --     4,908,497       99,463
   Mortality and expense risk charges
      (note 2) ..........................       (357,160)    (170,016)   (1,701,530)    (230,584)
                                            ------------   ----------   -----------   ----------
      Net investment income (loss) ......      2,763,327     (170,016)    3,206,967     (131,121)
                                            ------------   ----------   -----------   ----------

   Proceeds from mutual fund
      shares sold .......................    101,794,407    5,278,170    85,425,780    2,371,157
   Cost of mutual fund shares sold ......   (102,237,054)  (7,316,419)  (84,627,879)  (2,763,953)
                                            ------------   ----------   -----------   ----------
      Realized gain (loss)
         on investments .................       (442,647)  (2,038,249)      797,901     (392,796)
   Change in unrealized gain (loss)
      on investments ....................       (332,040)  (2,932,693)  (15,531,000)  (4,596,621)
                                            ------------   ----------   -----------   ----------
      Net gain (loss) on investments ....       (774,687)  (4,970,942)  (14,733,099)  (4,989,417)
                                            ------------   ----------   -----------   ----------
   Reinvested capital gains .............             --           --     3,677,034           --
                                            ------------   ----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...      1,988,640   (5,140,958)   (7,849,098)  (5,120,538)
                                            ============   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                        VicInvQBd   VicSmCoOpp    WRAsStrat      WRBal
                                            ---------   ----------   ----------   ----------
   Reinvested dividends .................   $  89,735       6,666     1,243,738    1,085,280
   Mortality and expense risk charges
      (note 2)...........................     (12,440)    (21,401)     (804,541)    (703,114)
                                            ---------   ---------    ----------   ----------
      Net investment income (loss) ......      77,295     (14,735)      439,197      382,166
                                            ---------   ---------    ----------   ----------

   Proceeds from mutual fund
      shares sold .......................     317,357     294,581     1,190,183    1,629,914
   Cost of mutual fund shares sold ......    (295,966)   (257,436)   (1,233,604)  (1,812,235)
                                            ---------   ---------    ----------   ----------
      Realized gain (loss)
         on investments .................      21,391      37,145       (43,421)    (182,321)
   Change in unrealized gain (loss)
      on investments ....................      13,036    (189,535)      708,959   (5,642,887)
                                            ---------   ---------    ----------   ----------
      Net gain (loss) on investments ....      34,427    (152,390)      665,538   (5,825,208)
                                            ---------   ---------    ----------   ----------
   Reinvested capital gains .............      73,303          --            --           --
                                            ---------   ---------    ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $ 185,025    (167,125)    1,104,735   (5,443,042)
                                            =========   =========    ==========   ==========

Investment activity:                           WRBnd       WRCoreEq      WRGrowth      WRHiInc
                                            ----------   -----------   -----------   ----------
   Reinvested dividends .................    4,132,615     1,090,576        24,038    3,927,799
   Mortality and expense risk charges
      (note 2)...........................   (1,033,854)   (2,529,218)   (2,501,942)    (530,760)
                                            ----------   -----------   -----------   ----------
      Net investment income (loss) ......    3,098,761    (1,438,642)   (2,477,904)   3,397,039
                                            ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold     1,152,522     4,195,203     4,187,083      680,078
   Cost of mutual fund shares sold ......   (1,092,523)   (6,070,090)   (5,943,454)    (755,166)
                                            ----------   -----------   -----------   ----------
      Realized gain (loss)
         on investments .................       59,999    (1,874,887)   (1,756,371)     (75,088)
   Change in unrealized gain (loss)
      on investments ....................    2,600,119   (45,994,822)  (44,114,247)  (4,546,317)
                                            ----------   -----------   -----------   ----------
      Net gain (loss) on investments ....    2,660,118   (47,869,709)  (45,870,618)  (4,621,405)
                                            ----------   -----------   -----------   ----------
   Reinvested capital gains .............           --            --            --           --
                                            ----------   -----------   -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...    5,758,879   (49,308,351)  (48,348,522)  (1,224,366)
                                            ==========   ===========   ===========   ==========

Investment activity:                           WRIntl      WRLTBond       WRMMkt      WRSciTech
                                            -----------   ---------    -----------   -----------
   Reinvested dividends .................   $   168,704     513,174        365,411           440
   Mortality and expense risk charges
      (note 2) ..........................      (464,798)   (153,039)      (453,149)     (685,472)
                                            -----------   ---------    -----------   -----------
      Net investment income (loss) ......      (296,094)    360,135        (87,738)     (685,032)
                                            -----------   ---------    -----------   -----------

   Proceeds from mutual fund
      shares sold .......................     3,431,044   1,007,997     68,861,644     2,811,323
   Cost of mutual fund shares sold ......    (4,513,965)   (966,743)   (68,861,644)   (3,170,502)
                                            -----------   ---------    -----------   -----------
      Realized gain (loss)
         on investments .................    (1,082,921)     41,254             --      (359,179)
   Change in unrealized gain (loss)
      on investments ....................    (5,767,714)    131,915             --   (13,455,380)
                                            -----------   ---------    -----------   -----------
      Net gain (loss) on investments ....    (6,850,635)    173,169             --   (13,814,559)
                                            -----------   ---------    -----------   -----------
   Reinvested capital gains .............            --          --             --            --
                                            -----------   ---------    -----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   $(7,146,729)    533,304        (87,738)  (14,499,591)
                                            ===========   =========    ===========   ===========

Investment activity:                          WRSmCap       WRValue
                                            -----------   ----------
   Reinvested dividends .................            --      457,108
   Mortality and expense risk charges
      (note 2) ..........................    (1,173,816)    (690,507)
                                            -----------   ----------
      Net investment income (loss) ......    (1,173,816)    (233,399)
                                            -----------   ----------
   Proceeds from mutual fund
      shares sold .......................    42,089,918    2,616,745
   Cost of mutual fund shares sold ......   (47,077,347)  (2,924,843)
                                            -----------   ----------
      Realized gain (loss) on
         investments ....................    (4,987,429)    (308,098)
   Change in unrealized gain (loss)
      on investments ....................   (16,162,456)  (7,513,064)
                                            -----------   ----------
      Net gain (loss) on investments ....   (21,149,885)  (7,821,162)
                                            -----------   ----------
   Reinvested capital gains .............            --           --
                                            -----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ...   (22,323,701)  (8,054,561)
                                            ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total                    AIMBal
                                            --------------------------------   --------------
Investment activity:                             2002              2001          2002    2001
                                            ---------------   --------------   -------   ----
   Net investment income (loss) .........   $    34,236,709       44,748,051     6,892     --
   Realized gain (loss) on investments ..    (1,165,783,979)  (1,396,655,621)   (1,533)    --
   Change in unrealized gain (loss)
      on investments ....................    (1,252,375,182)    (467,035,414)  (47,884)    --
   Reinvested capital gains .............        63,306,597      328,794,805        --     --
                                            ---------------   --------------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,320,615,855)  (1,490,148,179)  (42,525)    --
                                            ---------------   --------------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,247,590,435    4,758,136,751   426,637     --
   Transfers between funds ..............                --               --       (68)    --
   Redemptions (note 3) .................    (1,979,290,511)  (1,230,321,119)  (14,153)    --
   Annuity benefits .....................        (1,983,118)      (1,264,289)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (345,695)        (317,386)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (25,987,412)     (22,752,771)       --     --
   Adjustments to maintain reserves .....          (591,110)      (3,550,504)      (50)    --
                                            ---------------   --------------   -------    ---
         Net equity transactions ........     1,239,392,589    3,499,930,682   412,366     --
                                            ---------------   --------------   -------    ---

Net change in contract owners' equity ...    (1,081,223,266)   2,009,782,503   369,841     --
Contract owners' equity beginning
   of period ............................    12,948,274,792   10,938,492,289        --     --
                                            ---------------   --------------   -------    ---
Contract owners' equity end of period ...   $11,867,051,526   12,948,274,792   369,841     --
                                            ===============   ==============   =======    ===

CHANGES IN UNITS:
   Beginning units ......................     1,169,724,887      854,916,423        --     --
                                            ---------------   --------------   -------    ---
   Units purchased ......................       344,037,761      410,344,735    46,472     --
   Units redeemed .......................      (250,040,415)     (95,536,271)   (1,452)    --
                                            ---------------   --------------   -------    ---
   Ending units .........................     1,263,722,233    1,169,724,887    45,020     --
                                            ===============   ==============   =======    ===

                                               AIMBValue2        AIMBlueCh
                                            ----------------   --------------
Investment activity:                          2002      2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........      (7,418)    --     (910)     --
   Realized gain (loss) on investments ..      (4,224)    --   (2,139)     --
   Change in unrealized gain (loss)
      on investments ....................     (18,608)    --   (16,194)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (30,250)    --   (19,243)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,357,205     --   177,745     --
   Transfers between funds ..............     (58,743)    --        --     --
   Redemptions (note 3) .................      (7,993)    --    (4,535)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (207)    --
   Adjustments to maintain reserves .....         (17)    --        (8)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   2,290,452     --   172,995     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   2,260,202     --   153,752     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   2,260,202     --   153,752     --
                                            =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     307,186     --    21,593     --
   Units redeemed .......................      (8,230)    --      (524)    --
                                            ---------    ---   -------    ---
   Ending units .........................     298,956     --    21,069     --
                                            =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMCapAp         AIMCapAp2       AIMCoreEq        AIMPreEq
                                            --------------   --------------   -------------   --------------
Investment activity:                         2002     2001    2002     2001    2002    2001    2002     2001
                                            -------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (67)    --    (1,648)    --       39     --    (1,030)    --
   Realized gain (loss) on investments ..      (737)    --      (121)    --      (24)    --    (4,137)    --
   Change in unrealized gain (loss)
      on investments ....................      (934)    --   (13,728)    --   (3,012)    --   (41,950)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Reinvested capital gains .............        --     --        --     --       --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,738)    --   (15,497)    --   (2,997)    --   (47,117)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    34,294     --   514,843     --   63,735     --   379,837     --
   Transfers between funds ..............        --     --    (3,381)    --       --     --       173     --
   Redemptions (note 3) .................    (2,330)    --       (19)    --       --     --   (11,503)    --
   Annuity benefits .....................        --     --        --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        --     --       --     --      (326)    --
   Adjustments to maintain reserves .....       (11)    --       (25)    --      347     --       (51)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Net equity transactions ..............    31,953     --   511,418     --   64,082     --   368,130     --
                                            -------    ---   -------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    30,215     --   495,921     --   61,085     --   321,013     --
Contract owners' equity beginning
   of period ............................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $30,215     --   495,921     --   61,085     --   321,013     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --       --     --        --     --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Units purchased ......................     4,164     --    63,127     --    7,344     --    47,601     --
   Units redeemed .......................      (249)    --      (411)    --       --     --    (1,359)    --
                                            -------    ---   -------    ---   ------    ---   -------    ---
   Ending units .........................     3,915     --    62,716     --    7,344     --    46,242     --
                                            =======    ===   =======    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               AIMPreEq2         AISmCapValB        AlGrIncB          AlPremGrB
                                            ---------------   ----------------   --------------   ----------------
Investment activity:                          2002     2001      2002     2001     2002    2001      2002     2001
                                            --------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $     51     --      (4,227)    --    (2,355)    --      (4,060)    --
   Realized gain (loss) on investments ..        (18)    --         131     --       (32)    --      (1,140)    --
   Change in unrealized gain (loss)
      on investments ....................    (19,953)    --      31,302     --   (11,102)    --     (46,333)    --
   Reinvested capital gains .............         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,920)    --      27,206     --   (13,489)    --     (51,533)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    598,299     --   1,218,497     --   663,044     --   1,050,974     --
   Transfers between funds ..............         22     --      16,445     --      (104)    --     (10,475)    --
   Redemptions (note 3) .................     (1,475)    --        (898)    --    (1,504)    --      (5,869)    --
   Annuity benefits .....................         --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --          --     --        --     --          --     --
   Adjustments to maintain reserves .....        (16)    --         (24)    --       (18)    --         (19)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    596,830     --   1,234,020     --   661,418     --   1,034,611     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    576,910     --   1,261,226     --   647,929     --     983,078     --
Contract owners' equity beginning
   of period ............................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $576,910     --   1,261,226     --   647,929     --     983,078     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --        --     --          --     --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     75,410     --     153,271     --    82,704     --     127,930     --
   Units redeemed .......................       (185)    --        (111)    --      (200)    --      (1,929)    --
                                            --------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     75,225     --     153,160     --    82,504     --     126,001     --
                                            ========    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPIncGr              ACVPIncGr2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (122,124)     (640,492)     (4,698)    --
   Realized gain (loss) on investments ..    (18,216,447)   (1,861,625)     14,994     --
   Change in unrealized gain (loss)
      on investments ....................    (33,864,481)  (21,562,961)    (25,818)    --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (52,203,052)  (24,065,078)    (15,522)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     36,320,285    59,808,951   1,305,416     --
   Transfers between funds ..............    (17,502,668)   (9,181,989)     (3,980)    --
   Redemptions (note 3) .................    (21,248,521)  (16,188,029)     (1,112)    --
   Annuity benefits .....................        (78,659)      (53,446)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,875)       (9,770)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (371,734)     (286,292)         --     --
   Adjustments to maintain reserves .....        (44,129)      (51,122)        (24)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     (2,935,301)   34,038,303   1,300,300     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (55,138,353)    9,973,225   1,284,778     --
Contract owners' equity beginning
   of period ............................    244,097,006   234,123,781          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $188,958,653   244,097,006   1,284,778     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,431,056    17,654,095          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      6,309,819     3,598,563     157,863     --
   Units redeemed .......................     (6,732,133)     (821,602)       (611)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     20,008,742    20,431,056     157,252     --
                                            ============   ===========   =========    ===

                                                      ACVPInt                 ACVPInt3
                                            --------------------------   -----------------
Investment activity:                           2002           2001          2002      2001
                                            -----------   ------------   ----------   ----
   Net investment income (loss) .........      (425,314)    (2,769,339)    (186,417)    --
   Realized gain (loss) on investments ..    (1,871,169)  (103,673,422)    (520,994)    --
   Change in unrealized gain (loss)
      on investments ....................   (30,230,542)    (2,743,438)  (3,738,920)    --
   Reinvested capital gains .............            --     24,807,708           --     --
                                            -----------   ------------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (32,527,025)   (84,378,491)  (4,446,331)    --
                                            -----------   ------------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,853,818     56,012,313   12,011,037     --
   Transfers between funds ..............   (23,319,233)   (34,482,228)  28,723,519     --
   Redemptions (note 3) .................   (51,575,813)   (17,499,992)  (1,486,269)    --
   Annuity benefits .....................       (29,683)       (53,110)          --     --
   Annual contract maintenance charges
      (note 2) ..........................        (4,548)        (4,642)        (132)    --
   Contingent deferred sales charges
      (note 2) ..........................      (265,452)      (264,557)     (26,142)    --
   Adjustments to maintain reserves .....      (166,977)      (138,350)     147,751     --
                                            -----------   ------------   ----------    ---
         Net equity transactions ........   (65,507,888)     3,569,434   39,369,764     --
                                            -----------   ------------   ----------    ---

Net change in contract owners' equity ...   (98,034,913)   (80,809,057)  34,923,433     --
Contract owners' equity beginning
   of period ............................   215,558,105    296,367,162           --     --
                                            -----------   ------------   ----------    ---
Contract owners' equity end of period ...   117,523,192    215,558,105   34,923,433     --
                                            ===========   ============   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................    19,760,892     18,957,858           --     --
                                            -----------   ------------   ----------    ---
   Units purchased ......................       925,491      1,189,248    4,491,934     --
   Units redeemed .......................    (7,034,301)      (386,214)    (152,749)    --
                                            -----------   ------------   ----------    ---
   Ending units .........................    13,652,082     19,760,892    4,339,185     --
                                            ===========   ============   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACVPUltra         ACVPUltra2              ACVPVal                ACVPVal2
                                            ------------------   --------------   -------------------------   ----------------
Investment activity:                            2002      2001     2002    2001      2002           2001         2002     2001
                                            -----------   ----   -------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (27,469)    --    (2,029)    --    (1,393,909)     (936,906)     (9,241)    --
   Realized gain (loss) on investments ..      (765,494)    --    (5,561)    --    (3,706,212)   13,220,094      (1,557)    --
   Change in unrealized gain (loss)
      on investments ....................      (167,486)    --   (20,580)    --   (73,922,904)   10,454,365      10,938     --
   Reinvested capital gains .............            --     --        --     --    19,513,169            --          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (960,449)    --   (28,170)    --   (59,509,856)   22,737,553         140     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,059,687     --   715,410     --   121,675,126   107,294,902   2,344,124     --
   Transfers between funds ..............     3,654,235     --   (19,623)    --    31,290,063   102,029,142      42,124     --
   Redemptions (note 3) .................    (1,331,183)    --    (1,715)    --   (37,009,582)  (13,551,488)    (11,704)    --
   Annuity benefits .....................            --     --        --     --       (34,970)       (5,437)         --     --
   Annual contract maintenance charges
      (note 2) ..........................            (1)    --        --     --        (4,820)       (1,503)         --     --
   Contingent deferred sales charges
      (note 2) ..........................        (8,863)    --        --     --      (576,090)     (222,064)       (208)    --
   Adjustments to maintain reserves .....        (1,248)    --        (9)    --         5,235       (34,109)        (46)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........     4,372,627     --   694,063     --    115,344,962   195,509,443   2,374,290    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...     3,412,178     --    665,893    --    55,835,106   218,246,996   2,374,430     --
Contract owners' equity beginning
   of period ............................            --     --        --     --   315,422,735    97,175,739          --     --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 3,412,178     --   665,893     --   371,257,841   315,422,735   2,374,430     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................            --     --        --     --    22,460,603     7,758,901          --     --
                                            -----------     --   -------    ---   -----------   -----------   ---------    ---
   Units purchased ......................       507,766     --    86,534     --     9,800,291    15,593,989     277,611     --
   Units redeemed .......................       (80,696)    --    (2,436)    --    (1,597,928)     (892,287)     (1,348)    --
                                            -----------    ---   -------    ---   -----------   -----------   ---------    ---
   Ending units .........................       427,070     --    84,098     --    30,662,966    22,460,603     276,263     --
                                            ===========    ===   =======    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   BBTCapAp          BBTCapMAG           BBTGrInc        BBTLgCoGr
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001      2002     2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss)..........   $   (4,330)    --      (6,702)    --       6,567     --    (3,812)    --
   Realized gain (loss) on investments...       (1,430)    --      (6,807)    --      (3,948)    --    (2,494)    --
   Change in unrealized gain (loss)
      on investments.....................     (104,483)    --    (158,483)    --    (146,535)    --   (87,632)    --
   Reinvested capital gains..............           --     --      13,663     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (110,243)    --    (158,329)    --    (143,916)    --   (93,938)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    1,180,095     --   1,306,713     --   1,563,868     --   855,450     --
   Transfers between funds...............         (438)    --          --     --       3,602     --        --     --
   Redemptions (note 3)..................      (20,355)    --     (29,284)    --     (25,354)    --   (10,754)    --
   Annuity benefits......................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2)...........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2)...........................         (172)    --        (560)    --        (437)    --      (103)    --
   Adjustments to maintain reserves......          (76)    --         (54)    --        (112)    --      (148)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions.........    1,159,054     --   1,276,815     --   1,541,567     --   844,445     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity....    1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
Contract owners' equity beginning
   of period.............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period....   $1,048,811     --   1,118,486     --   1,397,651     --   750,507     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units.......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased.......................      128,972     --     144,610     --     175,989     --   107,713     --
   Units redeemed........................       (2,195)    --      (3,102)    --      (2,757)    --    (1,321)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units..........................      126,777     --     141,508     --     173,232     --   106,392     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     CSGPVen                    CSIntFoc
                                            -------------------------   -----------------------
Investment activity:                            2002          2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (59,921)     (105,703)    (130,246)    (205,466)
   Realized gain (loss) on investments ..      (654,877)  (10,051,635)     405,561   (6,610,860)
   Change in unrealized gain (loss)
      on investments ....................    (1,839,506)    6,061,340   (2,715,624)   2,924,998
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,554,304)   (4,095,998)  (2,440,309)  (3,891,328)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        54,980       437,081       95,306      321,905
   Transfers between funds ..............    (1,939,144)   (2,409,756)  (3,238,592)  (3,242,052)
   Redemptions (note 3) .................      (500,965)     (588,320)  (1,170,686)  (1,090,377)
   Annuity benefits .....................            --            --       (1,743)          --
   Annual contract maintenance charges
      (note 2) ..........................           (85)         (109)         (91)        (104)
   Contingent deferred sales charges
      (note 2) ..........................        (8,761)      (18,057)     (20,942)     (21,131)
   Adjustments to maintain reserves .....           786        (3,835)      (2,431)        (626)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    (2,393,189)   (2,582,996)  (4,339,179)  (4,032,385)
                                            -----------   -----------   ----------   ----------

Net change in contract owners'equity ....    (4,947,493)   (6,678,994)  (6,779,488)  (7,923,713)
Contract owners' equity beginning
   of period ............................     8,573,915    15,252,909   15,534,586   23,458,299
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 3,626,422     8,573,915    8,755,098   15,534,586
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       881,184     1,111,277    1,823,262    2,118,432
                                            -----------   -----------   ----------   ----------
   Units purchased ......................         7,125        39,180       11,671       23,566
   Units redeemed .......................      (316,207)     (269,273)    (539,936)    (318,736)
                                            -----------   -----------   ----------   ----------
   Ending units .........................       572,102       881,184    1,294,997    1,823,262
                                            ===========   ===========   ==========   ==========

                                                    CSLCapV              DVITNas100Ix
                                            -----------------------   -------------------
Investment activity:                           2002         2001      2002       2001
                                            ----------   ----------   ----   ------------
   Net investment income (loss) .........      (21,834)    (228,262)    --       (560,028)
   Realized gain (loss) on investments ..     (213,404)     (24,335)    --     44,776,293
   Change in unrealized gain (loss)
      on investments ....................   (4,689,583)     103,197     --             --
   Reinvested capital gains .............           --           --     --             --
                                            ----------   ----------    ---   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,924,821)    (149,400)    --     44,216,265
                                            ----------   ----------    ---   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      285,138      332,630     --             --
   Transfers between funds ..............   (1,000,986)   2,510,638     --    208,016,120
   Redemptions (note 3) .................   (2,234,926)  (1,783,273)    --   (246,084,935)
   Annuity benefits .....................           --           --     --             --
   Annual contract maintenance charges
      (note 2) ..........................         (265)        (249)    --             --
   Contingent deferred sales charges
      (note 2) ..........................      (37,559)     (37,035)    --     (6,147,450)
   Adjustments to maintain reserves .....          949        2,923     --             --
                                            ----------   ----------    ---   ------------
         Net equity transactions ........   (2,987,649)   1,025,634     --    (44,216,265)
                                            ----------   ----------    ---   ------------

Net change in contract owners'equity ....   (7,912,470)     876,234     --             --
Contract owners' equity beginning
   of period ............................   21,865,632   20,989,398     --             --
                                            ----------   ----------    ---   ------------
Contract owners' equity end of period ...   13,953,162   21,865,632     --             --
                                            ==========   ==========    ===   ============

CHANGES IN UNITS:
   Beginning units ......................    1,671,364    1,602,463     --             --
                                            ----------   ----------    ---   ------------
   Units purchased ......................       26,123       95,435     --     15,903,373
   Units redeemed .......................     (296,459)     (26,534)    --    (15,903,373)
                                            ----------   ----------    ---   ------------
   Ending units .........................    1,401,028    1,671,364     --             --
                                            ==========   ==========    ===   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               DryELeadS         DrySmCapIxS         DrySRGroS              DrySRGro
                                            ---------------   -----------------   --------------   -------------------------
Investment activity:                          2002     2001      2002      2001     2002    2001       2002          2001
                                            --------   ----   ----------   ----   -------   ----   -----------   -----------
   Net investment income (loss) .........   $ (1,346)    --      (37,669)    --      (494)    --    (1,563,448)   (2,605,882)
   Realized gain (loss) on investments ..        269     --     (145,530)    --       (89)    --   (31,632,731)   (3,294,146)
   Change in unrealized gain (loss)
      on investments ....................      3,408     --       41,590     --    (6,227)    --   (28,139,109)  (64,933,738)
   Reinvested capital gains .............         --     --           --     --        --     --            --            --
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      2,331     --     (141,609)    --    (6,810)    --   (61,335,288)  (70,833,766)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    292,410     --   10,486,151     --   110,745     --    13,839,102    52,653,983
   Transfers between funds ..............      3,061     --      650,222     --        --     --   (27,309,383)  (31,386,848)
   Redemptions (note 3) .................       (312)    --   (1,642,696)    --    (6,416)    --   (17,481,166)  (20,970,289)
   Annuity benefits .....................         --     --         (191)    --        --     --       (20,204)      (21,083)
   Annual contract maintenance charges
      (note 2) ..........................         --     --           (2)    --        --     --       (28,748)      (32,050)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (10,367)    --      (305)    --      (355,416)     (632,546)
   Adjustments to maintain reserves .....        (13)    --       (7,251)    --        (2)    --       100,739       (80,136)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
         Net equity transactions ........    295,146     --    9,475,866     --   104,022     --   (31,255,076)     (468,969)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------

Net change in contract owners' equity ...    297,477     --    9,334,257     --    97,212     --   (92,590,364)  (71,302,735)
Contract owners' equity beginning
   of period ............................         --     --           --     --        --     --   217,322,393   288,625,128
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
Contract owners' equity end of period ...   $297,477     --    9,334,257     --    97,212     --   124,732,029   217,322,393
                                            ========    ===   ==========    ===    ======    ===   ===========   ===========

   CHANGES IN UNITS:
   Beginning units ......................         --     --           --     --        --     --    19,487,708    19,733,998
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Units purchased ......................     38,888     --    1,380,965     --    13,661     --     1,582,340    18,956,266
   Units redeemed .......................        (41)    --     (157,297)    --      (709)    --    (5,121,277)  (19,202,556)
                                            --------    ---   ----------    ---   -------    ---   -----------   -----------
   Ending units .........................     38,847     --    1,223,668     --    12,952     --    15,948,771    19,487,708
                                            ========    ===   ==========    ===   =======    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $    2,153,528          83,069       (62,503)     (363,037)
   Realized gain (loss) on investments ..      (67,584,771)        231,408   (10,859,382)      844,875
   Change in unrealized gain (loss)
   on investments .......................     (215,953,952)   (181,721,280)  (22,402,153)  (19,950,694)
   Reinvested capital gains .............               --       6,237,021            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (281,385,195)   (175,169,782)  (33,324,038)  (19,468,856)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      154,818,089     257,363,731    28,437,997    37,712,761
   Transfers between funds ..............      (74,493,773)    (56,504,328)   (7,280,512)   (5,084,334)
   Redemptions (note 3) .................     (115,073,948)    (89,376,639)  (18,224,482)  (12,535,159)
   Annuity benefits .....................         (141,061)        (94,342)      (42,149)      (21,510)
   Annual contract maintenance charges
      (note 2) ..........................          (58,478)        (59,684)       (9,258)       (9,478)
   Contingent deferred sales charges
      (note 2) ..........................       (1,900,950)     (1,670,535)     (318,292)     (247,518)
   Adjustments to maintain reserves .....         (398,576)       (185,820)      (40,843)      (12,626)
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........      (37,248,697)    109,472,383     2,522,461    19,802,136
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (318,633,892)    (65,697,399)  (30,801,577)      333,280
Contract owners' equity beginning
   of period ............................    1,184,502,505   1,250,199,904   178,670,962   178,337,682
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  865,868,613   1,184,502,505   147,869,385   178,670,962
                                            ==============   =============   ===========   ===========
CHANGES IN UNITS:
      Beginning units ...................       99,494,839      90,529,550    14,326,910    12,683,936
                                            --------------   -------------   -----------   -----------
      Units purchased ...................       18,447,147      12,196,095       281,740     2,161,732
      Units redeemed ....................      (22,587,694)     (3,230,806)      (90,446)     (518,758)
                                            --------------   -------------   -----------   -----------
      Ending units ......................       95,354,292      99,494,839    14,518,204    14,326,910
                                            ==============   =============   ===========   ===========

                                               DryVIFAppS         DryVIFDevLd
                                            ----------------   --------------
Investment activity:                           2002     2001    2002     2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........       6,226     --      (874)    --
   Realized gain (loss) on investments ..        (435)    --      (664)    --
   Change in unrealized gain (loss)
   on investments .......................     (29,089)    --    (3,484)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (23,298)    --    (5,022)    --
                                            ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,045,607     --   218,433     --
   Transfers between funds ..............     (11,860)    --        --     --
   Redemptions (note 3) .................      (2,745)    --    (2,460)    --
   Annuity benefits .....................          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (161)    --
   Adjustments to maintain reserves .....         (31)    --       (33)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   1,030,971     --   215,779     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   1,007,673     --   210,757     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   1,007,673     --   210,757     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
      Beginning units ...................          --     --        --     --
                                            ---------    ---   -------    ---
      Units purchased ...................     122,541     --    27,580     --
      Units redeemed ....................      (1,665)    --      (304)    --
                                            ---------    ---   -------    ---
      Ending units ......................     120,876     --    27,276     --
                                            =========    ===   =======    ===

                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             DryVIFIntVal      FedAmLeadS       FedCapApS         FedHiIncS
                                            --------------   --------------   --------------   ----------------
Investment activity:                          2002    2001     2002    2001     2002    2001     2002      2001
                                            -------   ----   -------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   276     --      (510)    --    (1,792)    --      (3,375)    --
   Realized gain (loss) on investments ..      (743)    --     1,264     --       (14)    --          48     --
   Change in unrealized gain (loss)
      on investments ....................    (6,285)    --       688     --    (1,722)    --      33,315     --
   Reinvested capital gains .............        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (6,752)    --     1,442     --    (3,528)    --      29,988     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    80,672     --   132,673     --   448,240     --   1,100,221     --
   Transfers between funds ..............       463     --        --     --       176     --      21,479     --
   Redemptions (note 3) .................    (3,922)    --        --     --      (765)    --     (21,373)    --
   Annuity benefits .....................        --     --        --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................      (256)    --        --     --        --     --          --     --
   Adjustments to maintain reserves .....        (8)    --        (5)    --       (38)    --         (24)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
         Net equity transactions ........    76,949     --   132,668     --   447,613     --   1,100,303     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    70,197     --   134,110     --   444,085     --   1,130,291     --
Contract owners' equity beginning of
   period ...............................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $70,197     --   134,110     --   444,085     --   1,130,291     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --          --     --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Units purchased ......................     8,429     --    16,666     --    54,818     --     120,246     --
   Units redeemed .......................      (372)    --        --     --       (93)    --      (2,207)    --
                                            -------    ---   -------    ---   -------    ---   ---------    ---
   Ending units .........................     8,057     --    16,666     --    54,725     --     118,039     --
                                            =======    ===   =======    ===   =======    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FedQualBd              FedQualBdS
                                            --------------------------   ----------------
Investment activity:                            2002           2001        2002      2001
                                            ------------    ----------   ---------   ----
   Net investment income (loss) .........   $  5,466,023       565,889     (15,329)    --
   Realized gain (loss) on investments ..      2,847,877     3,124,528      11,346     --
   Change in unrealized gain (loss)
      on investments ....................     14,294,870     3,032,816     118,830     --
   Reinvested capital gains .............      3,527,253       234,904          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in
      contract owners' equity resulting
      from operations ...................     26,136,023     6,958,137     114,847     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,763,804   116,945,658   4,058,836     --
   Transfers between funds ..............     71,946,936    55,210,987      45,561     --
   Redemptions (note 3) .................    (40,047,918)  (11,401,817)    (26,616)    --
   Annuity benefits .....................        (74,955)      (26,636)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (1,306)         (321)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (550,614)     (149,164)         --     --
   Adjustments to maintain reserves              109,397       230,183         (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    160,145,344   160,808,890   4,077,753     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    186,281,367   167,767,027   4,192,600     --
Contract owners' equity beginning
   of period ............................    232,636,766    64,869,739          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $418,918,133   232,636,766   4,192,600     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     20,337,003     6,068,735          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................     15,916,826    15,154,212     396,196     --
   Units redeemed .......................     (2,270,017)     (885,944)     (2,536)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     33,983,812    20,337,003     393,660     --
                                            ============   ===========   =========    ===

                                                     FidVIPEIS               FidVIPEI2
                                            --------------------------   ----------------
Investment activity:                             2002          2001        2002      2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........      2,636,141     1,794,495     (12,694)    --
   Realized gain (loss) on investments ..    (21,941,895)   (4,933,610)      2,909     --
   Change in unrealized gain (loss)
      on investments ....................   (132,146,951)  (58,178,673)     (4,057)    --
   Reinvested capital gains .............     14,786,371    24,425,390          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
      owners'equity resulting from
      operations ........................   (136,666,334)  (36,892,398)    (13,842)    --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    150,881,618   211,927,649   3,594,297     --
   Transfers between funds ..............    (11,384,623)   19,711,025      60,792     --
   Redemptions (note 3) .................    (65,808,487)  (43,243,678)    (18,236)    --
   Annuity benefits .....................       (103,261)     (109,705)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (9,775)       (7,529)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (997,436)     (716,384)       (205)    --
   Adjustments to maintain reserves             (196,318)      (64,336)        (55)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........     72,381,718   187,497,042   3,636,593     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (64,284,616)  150,604,644   3,622,751     --
Contract owners' equity beginning
   of period ............................    666,202,250   515,597,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...    601,917,634   666,202,250   3,622,751     --
                                            ============   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................     54,589,794    39,698,766          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................      7,525,848    17,227,857     445,972     --
   Units redeemed .......................     (1,903,062)   (2,336,829)     (2,203)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     60,212,580    54,589,794     443,769     --
                                            ============   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      FidVIPGrS                 FidVIPGr2
                                            -----------------------------   ----------------
Investment activity:                             2002            2001          2002     2001
                                            -------------   -------------   ---------   ----
   Net investment income (loss) .........   $  (7,043,658)    (10,516,226)     (4,734)    --
   Realized gain (loss) on investments ..    (148,576,507)    (42,015,190)       (259)    --
   Change in unrealized gain (loss)
      on investments ....................    (116,016,093)   (220,107,096)    (48,224)    --
   Reinvested capital gains .............              --      68,833,430          --     --
                                            -------------   -------------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (271,636,258)   (203,805,082)    (53,217)    --
                                            -------------   -------------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      84,541,132     217,224,830   1,502,545     --
   Transfers between funds ..............     (96,878,272)    (90,949,980)     71,694     --
   Redemptions (note 3) .................     (72,771,471)    (69,033,475)    (16,749)    --
   Annuity benefits .....................        (126,329)        (76,461)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (31,691)        (33,414)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (1,292,721)     (1,262,520)         --     --
   Adjustments to maintain reserves .....        (298,141)       (407,523)        (31)    --
                                            -------------   -------------   ---------    ---
         Net equity transactions ........     (86,857,493)     55,461,457   1,557,459     --
                                            -------------   -------------   ---------    ---
Net change in contract owners' equity ...    (358,493,751)   (148,343,625)  1,504,242     --
Contract owners' equity beginning
   of period ............................     893,332,864   1,041,676,489          --     --
                                            -------------   -------------   ---------    ---
Contract owners' equity end of period ...   $ 534,839,113     893,332,864   1,504,242     --
                                            =============   =============   =========    ===

CHANGES IN UNITS:
   Beginning units ......................      69,067,055      64,931,576          --     --
                                            -------------   -------------   ---------    ---
   Units purchased ......................       8,690,088       5,887,586     204,810     --
   Units redeemed .......................     (17,438,508)     (1,752,107)     (2,134)    --
                                            -------------   -------------   ---------    ---
   Ending units .........................      60,318,635      69,067,055     202,676     --
                                            =============   =============   =========    ===

                                                    FidVIPHIS                   FidVIPOvS
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    16,113,095    21,158,404      (355,166)    5,070,522
   Realized gain (loss) on investments ..   (42,376,399)  (66,575,722)    3,578,081   (38,696,811)
   Change in unrealized gain (loss)
      on investments ....................    31,295,351    20,368,597   (17,458,398)    1,567,777
   Reinvested capital gains .............            --            --            --    10,380,090
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     5,032,047   (25,048,721)  (14,235,483)  (21,678,422)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    26,460,320    47,694,180     5,331,334    24,804,871
   Transfers between funds ..............     8,164,541       903,055   (29,957,379)  (13,704,332)
   Redemptions (note 3) .................   (23,439,729)  (16,038,348)  (8,454,586)    (6,921,969)
   Annuity benefits .....................       (16,151)       (6,335)      (22,501)       (8,592)
   Annual contract maintenance charges
      (note 2) ..........................        (3,062)       (2,933)       (1,315)       (1,400)
   Contingent deferred sales charges
      (note 2) ..........................      (324,931)     (255,414)     (151,610)     (113,669)
   Adjustments to maintain reserves .....       (25,743)      (28,093)      (20,491)      (27,795)
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    10,815,245    32,266,112   (33,276,548)    4,027,114
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...    15,847,292     7,217,391   (47,512,031)  (17,651,308)
Contract owners' equity beginning
   of period ............................   180,112,967   172,895,576   107,376,380   125,027,688
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   195,960,259   180,112,967   59,864,349    107,376,380
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    25,533,687    21,554,541    10,843,987     9,861,469
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     1,972,574     4,960,970       510,873     1,428,257
   Units redeemed .......................      (567,290)     (981,824)   (3,680,813)     (445,739)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    26,938,971    25,533,687     7,674,047    10,843,987
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               FidVIPOvS2R         FidVIPOvSR              FidVIPConS              FidVIPCon2
                                            -----------------   -----------------   -------------------------   ----------------
Investment activity:                           2002      2001      2002      2001      2002           2001         2002     2001
                                            ----------   ----   ----------   ----   -----------   -----------   ---------   ----
   Net investment income (loss) .........   $   (6,107)    --      (95,583)    --    (2,212,692)   (2,241,975)     (9,700)    --
   Realized gain (loss) on investments ..          (21)    --     (243,392)    --   (31,729,685)   (4,720,225)     (1,916)    --
   Change in unrealized gain (loss)
      on investments ....................      (39,923)    --   (2,512,530)    --   (25,397,539)  (92,253,027)    (30,169)    --
   Reinvested capital gains .............           --     --           --     --            --    15,654,677          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (46,051)    --   (2,851,505)    --   (59,339,916)  (83,560,550)    (41,785)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,579,784     --    7,684,792     --    70,407,167   107,088,206   2,968,149     --
   Transfers between funds ..............       29,074     --   14,010,136     --    (4,051,205)  (43,264,215)    (13,261)    --
   Redemptions (note 3) .................       (5,051)    --     (968,865)    --   (53,410,589)  (37,414,607)     (5,461)    --
   Annuity benefits .....................           --     --           --     --      (150,231)     (194,306)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (41)    --       (25,386)      (24,432)         --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --      (12,736)    --    (1,003,594)     (678,695)         --     --
   Adjustments to maintain reserves .....          (37)    --       56,856     --       (10,314)      (85,629)        (44)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
         Net equity transactions ........    1,603,770     --   20,770,142     --    11,755,848    25,426,322   2,949,383     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ...    1,557,719     --   17,918,637     --   (47,584,068)  (58,134,228)  2,907,598     --
Contract owners' equity beginning
   of period ............................           --     --           --     --   551,747,477   609,881,705          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ...   $1,557,719     --   17,918,637     --   504,163,409   551,747,477   2,907,598     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --           --     --    44,175,712    42,190,840          --     --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Units purchased ......................      203,010     --    2,415,941     --     1,649,247     2,835,835     340,060     --
   Units redeemed .......................         (633)    --      (99,046)    --      (511,349)     (850,963)     (2,118)    --
                                            ----------    ---   ----------    ---   -----------   -----------   ---------    ---
   Ending units .........................      202,377     --    2,316,895     --    45,313,610    44,175,712     337,942     --
                                            ==========    ===   ==========    ===   ===========   ===========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPGrOpS             FidVIPMCap2
                                            --------------------------   ----------------
Investment activity:                            2002           2001         2002     2001
                                            ------------   -----------   ---------   ----
   Net investment income (loss) .........   $   (115,121)   (1,203,116)     (5,730)    --
   Realized gain (loss) on investments       (22,291,250)  (14,528,739)       (984)    --
   Change in unrealized gain (loss)
      on investments ....................     (7,084,177)  (11,480,505)     14,767     --
   Reinvested capital gains .............             --            --          --     --
                                            ------------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (29,490,548)  (27,212,360)      8,053     --
                                            ------------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,502,305    18,560,640   1,765,544     --
   Transfers between funds ..............    (13,737,233)  (18,857,502)     41,462     --
   Redemptions (note 3) .................    (12,174,989)  (13,280,412)     (4,569)    --
   Annuity benefits .....................        (30,823)       (3,185)         --     --
   Annual contract maintenance charges
      (note 2) ..........................         (2,572)       (2,571)         --     --
   Contingent deferred sales charges
      (note 2) ..........................       (219,268)     (368,763)         --     --
   Adjustments to maintain reserves .....        (33,830)      (82,728)        (28)    --
                                            ------------   -----------   ---------    ---
         Net equity transactions ........    (19,696,410)  (14,034,521)  1,802,409     --
                                            ------------   -----------   ---------    ---

Net change in contract owners' equity ...    (49,186,958)  (41,246,881)  1,810,462     --
Contract owners' equity beginning
   of period ............................    136,225,725   177,472,606          --     --
                                            ------------   -----------   ---------    ---
Contract owners' equity end of period ...   $ 87,038,767   136,225,725   1,810,462     --
                                            ============   ===========   =========    ===
CHANGES IN UNITS:
   Beginning units ......................     15,069,734    16,526,974          --     --
                                            ------------   -----------   ---------    ---
   Units purchased ......................        867,501     1,992,331     212,386     --
   Units redeemed .......................     (3,457,064)   (3,449,571)       (534)    --
                                            ------------   -----------   ---------    ---
   Ending units .........................     12,480,171    15,069,734     211,852     --
                                            ============   ===========   =========    ===

                                               FidVIPVaIS        FidVIPVaIS2
                                            ----------------   --------------
Investment activity:                           2002     2001     2002    2001
                                            ---------   ----   -------   ----
   Net investment income (loss) .........     (16,031)    --    (1,774)    --
   Realized gain (loss) on investments       (125,551)    --        89     --
   Change in unrealized gain (loss)
      on investments ....................    (719,815)    --    (9,475)    --
   Reinvested capital gains .............          --     --        --     --
                                            ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (861,397)    --   (11,160)    --
                                            ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,368,105     --   424,246     --
   Transfers between funds ..............   6,334,864     --    34,567     --
   Redemptions (note 3) .................    (135,161)    --        --     --
   Annuity benefits .....................      (2,211)    --        --     --
   Annual contract maintenance charges
      (note 2) ..........................          (2)    --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        (559)    --        --     --
   Adjustments to maintain reserves .....        (471)    --       (31)    --
                                            ---------    ---   -------    ---
         Net equity transactions ........   7,564,565     --   458,782     --
                                            ---------    ---   -------    ---

Net change in contract owners' equity ...   6,703,168     --   447,622     --
Contract owners' equity beginning
   of period ............................          --     --        --     --
                                            ---------    ---   -------    ---
Contract owners' equity end of period ...   6,703,168     --   447,622     --
                                            =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................          --     --        --     --
                                            ---------    ---   -------    ---
   Units purchased ......................     912,839     --    59,983     --
   Units redeemed .......................     (15,474)    --        --     --
                                            ---------    ---   -------    ---
   Ending units .........................     897,365     --    59,983     --
                                            =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FHCapAp               FHGrInc
                                            -------------------   -------------------
Investment activity:                           2002       2001       2002       2001
                                            ---------   -------   ---------   -------
   Net investment income (loss) .........   $  (1,487)      (20)     (4,736)      254
   Realized gain (loss) on investments ..     (14,431)        1     (42,807)        3
   Change in unrealized gain (loss)
      on investments ....................    (107,556)   46,031    (271,924)    7,405
   Reinvested capital gains .............          --        --         759        --
                                            ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (123,474)   46,012    (318,708)    7,662
                                            ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from ......     221,382    37,214   1,214,737    78,740
      contract owners (note 3)
   Transfers between funds ..............      12,816        --       2,407        --
   Redemptions (note 3) .................     (28,251)       --     (88,978)      (33)
   Annuity benefits .....................          --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................        (310)       --      (1,515)       --
   Adjustments to maintain reserves .....        (143)  470,060        (344)  529,898
                                            ---------   -------   ---------   -------
         Net equity transactions ........     205,494   507,274   1,126,307   608,605
                                            ---------   -------   ---------   -------

Net change in contract owners' equity ...      82,020   553,286     807,599   616,267
Contract owners' equity beginning
   of period ............................     553,286        --     616,267        --
                                            ---------   -------   ---------   -------
Contract owners' equity end of period ...   $ 635,306   553,286   1,423,866   616,267
                                            =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................      50,748        --      60,994        --
                                            ---------   -------   ---------   -------
   Units purchased ......................      23,099    50,748     138,341    61,020
   Units redeemed .......................      (2,245)       --      (8,823)      (26)
                                            ---------   -------   ---------   -------
   Ending units .........................      71,602    50,748     190,512    60,994
                                            =========   =======   =========   =======

                                                    GVITCVal                  GVITDMidCapI
                                            ------------------------   -------------------------
Investment activity:                            2002         2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........        59,477      112,776    (1,537,589)     (747,072)
   Realized gain (loss) on investments ..   (18,031,809)      46,759    (7,973,216)   (2,289,035)
   Change in unrealized gain (loss)
      on investments ....................     6,523,419   (7,089,737)  (28,950,884)     (783,741)
   Reinvested capital gains .............            --           --     1,574,265     1,294,120
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (11,448,913)  (6,930,202)  (36,887,424)   (2,525,728)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,797,278   12,443,493    66,481,866    53,016,898
   Transfers between funds ..............    (2,189,198)  (6,591,209)   10,740,488    31,245,674
   Redemptions (note 3) .................    (4,657,278)  (4,297,405)  (18,939,135)   (7,509,292)
   Annuity benefits .....................        (4,186)      (3,682)      (45,645)      (26,938)
   Annual contract maintenance charges
      (note 2) ..........................          (587)        (540)       (2,908)       (1,350)
   Contingent deferred sales charges
      (note 2) ..........................       (66,784)     (66,982)     (294,652)     (137,028)
   Adjustments to maintain reserves              (7,073)     (14,996)       (7,703)      (59,897)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,127,828)   1,468,679    57,932,311    76,528,067
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (12,576,741)  (5,461,523)   21,044,887    74,002,339
Contract owners' equity beginning
   of period ............................    45,858,981   51,320,504   163,195,077    89,192,738
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    33,282,240   45,858,981   184,239,964   163,195,077
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     4,369,756    4,254,275    10,642,272     5,685,236
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       455,909      169,364     4,452,570     5,359,375
   Units redeemed .......................      (538,420)     (53,883)     (732,644)     (402,339)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     4,287,245    4,369,756    14,362,198    10,642,272
                                            ===========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITEmMrkts           GVITEmMrkts3             GVITFHiInc            GVITGlFin1
                                            -----------------------   -----------------   ------------------------   --------------
Investment activity:                            2002         2001        2002      2001      2002          2001        2002    2001
                                            -----------   ---------   ----------   ----   -----------   ----------   -------   ----
   Net investment income (loss) .........   $   (84,637)    (12,970)     (20,036)    --     8,710,088    6,748,480       (96)    --
   Realized gain (loss) on investments ..        47,811    (262,635)    (556,651)    --    (9,370,539)  (9,891,459)      222     --
   Change in unrealized gain (loss)
      on investments ....................    (1,425,060)    224,888     (666,973)    --     3,033,779    4,414,829     2,313     --
   Reinvested capital gains .............            --          --           --     --            --           --        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,461,886)    (50,717)  (1,243,660)    --     2,373,328    1,271,850     2,439     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,102,141   1,795,110    3,241,414     --    29,197,984   23,759,607    47,769     --
   Transfers between funds ..............      (614,993)  3,615,363    8,303,983     --    26,422,982   21,904,043        --     --
   Redemptions (note 3) .................      (886,311)   (102,354)    (408,661)    --   (15,301,933)  (6,517,420)  (25,344)    --
   Annuity benefits .....................        (5,369)       (976)          --     --       (51,505)     (38,757)   (2,230)    --
   Annual contract maintenance charges
      (note 2) ..........................          (159)        (18)         (21)    --          (643)        (308)       --     --
   Contingent deferred sales charges
      (note 2) ..........................       (14,249)     (1,147)      (3,431)    --      (178,883)     (91,339)       --     --
   Adjustments to maintain reserves .....           142     (11,836)       2,704     --        34,327      (27,444)        3     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
         Net equity transactions ........      (418,798)  5,294,142   11,135,988     --    40,122,329   38,988,382    20,198     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---

Net change in contract owners' equity ...    (1,880,684)  5,243,425    9,892,328     --    42,495,657   40,260,232    22,637     --
Contract owners' equity beginning
   of period ............................     5,348,292     104,867           --     --    95,559,807   55,299,575        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
Contract owners' equity end of period ...   $ 3,467,608   5,348,292    9,892,328     --   138,055,464   95,559,807    22,637     --
                                            ===========   =========    =========    ===   ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................       688,788      12,616           --     --     9,462,395    5,607,802        --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Units purchased ......................       479,749     688,726    1,363,399     --     4,881,629    4,335,526        --     --
   Units redeemed .......................      (653,500)    (12,554)     (45,068)    --      (866,321)    (480,933)       --     --
                                            -----------   ---------   ----------    ---   -----------   ----------   -------    ---
   Ending units .........................       515,037     688,788    1,318,331     --    13,477,703    9,462,395        --     --
                                            ===========   =========   ==========    ===   ===========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlFin3        GVITGlHlth3            GVITGlTech            GVITGlTech3
                                            -----------------   ----------------   -----------------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002         2001        2002      2001
                                            ----------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $  (11,374)    --     (40,020)    --      (27,931)     (78,573)     (6,758)    --
   Realized gain (loss) on investments ..       20,341     --    (233,351)    --   (2,045,706)  (3,895,249)   (228,203)    --
   Change in unrealized gain (loss)
      on investments ....................       21,644     --    (376,578)    --   (1,519,232)     641,527    (286,598)    --
   Reinvested capital gains .............           --     --          --     --           --           --          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       30,611     --    (649,949)    --   (3,592,869)  (3,332,295)   (521,559)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      659,730     --   5,719,794     --      812,420    4,024,218     808,135     --
   Transfers between funds ..............    1,765,580     --   3,371,847     --   (2,708,664)   3,306,990   3,448,892     --
   Redemptions (note 3) .................      (85,802)    --    (279,976)    --     (496,243)    (366,917)    (90,153)    --
   Annuity benefits .....................           --     --          --     --           --           (2)         --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          (1)    --         (342)        (223)        (25)    --
   Contingent deferred sales charges
      (note 2) ..........................         (238)    --      (1,382)    --      (16,278)      (4,661)       (666)    --
   Adjustments to maintain reserves .....          (88)    --      (4,214)    --       (2,105)     (92,216)      3,809     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
         Net equity transactions ........    2,339,182     --   8,806,068     --   (2,411,212)   6,867,189   4,169,992     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    2,369,793     --   8,156,119     --   (6,004,081)   3,534,894   3,648,433     --
Contract owners' equity beginning
   of period ............................           --     --          --     --    9,106,841    5,571,947          --     --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $2,369,793     --   8,156,119     --    3,102,760    9,106,841   3,648,433     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===
CHANGES IN UNITS:
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Beginning units ......................           --     --          --     --    2,521,408      873,083          --     --
   Units purchased ......................      277,772     --     995,390     --      342,206    1,726,889     522,036     --
   Units redeemed .......................       (9,178)    --     (28,875)    --   (1,349,964)     (78,564)    (10,606)    --
                                            ----------    ---   ---------    ---   ----------   ----------   ---------    ---
   Ending units .........................      268,594     --     966,515     --    1,513,650    2,521,408     511,430     --
                                            ==========    ===   =========    ===   ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITGlUtl1       GVITGlUtl3             GVITGvtBd                 GVITGvtBd2
                                            ---------------   --------------   ---------------------------   -----------------
Investment activity:                          2002     2001     2002    2001       2002           2001          2002      2001
                                            --------   ----   -------   ----   -------------   -----------   ----------   ----
   Net investment income (loss) .........   $    (12)    --       521     --      27,727,988    20,168,853      107,267     --
   Realized gain (loss) on investments ..       (316)    --   (27,348)    --      14,130,829     2,568,288          860     --
   Change in unrealized gain (loss)
      on investments ....................      2,033     --   (24,509)    --      25,591,500     1,559,036      (25,087)    --
   Reinvested capital gains .............         --     --        --     --       7,830,758       828,781       70,632     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......      1,705     --   (51,336)    --      75,281,075    25,124,958      153,672     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     50,517     --   390,193     --     221,018,275   208,529,666    9,870,664     --
   Transfers between funds ..............         --     --   464,069     --     219,387,728    79,594,315      215,168     --
   Redemptions (note 3) .................    (14,252)    --   (26,507)    --    (116,271,387)  (42,386,835)    (112,009)    --
   Annuity benefits .....................        (30)    --        --     --        (165,131)      (39,505)          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2)    --          (8,251)       (3,989)          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (502)    --      (1,681,472)     (653,031)      (1,127)    --
   Adjustments to maintain reserves .....         15     --      (229)    --         412,383        30,786         (113)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
         Net equity transactions ........     36,250     --   827,022     --     322,692,145   245,071,407    9,972,583     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---

Net change in contract owners' equity ...     37,955     --   775,686     --     397,973,220   270,196,365   10,126,255     --
Contract owners' equity beginning
   of period ............................         --     --        --     --     616,004,559   345,808,194           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
Contract owners' equity end of period ...   $ 37,955     --   775,686     --   1,013,977,779   616,004,559   10,126,255     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --        --     --      51,441,846    30,078,964           --     --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Units purchased ......................         --     --   100,807     --      32,082,628    24,092,852      955,509     --
   Units redeemed .......................         --     --    (2,945)    --      (5,543,203)   (2,729,970)     (10,381)    --
                                            --------    ---   -------    ---   -------------   -----------   ----------    ---
   Ending units .........................         --     --    97,862     --      77,981,271    51,441,846      945,128     --
                                            ========    ===   =======    ===   =============   ===========   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGrowth               GVITIDAgg           GVITIDCon            GVITIDMod
                                            ---------------------------   -----------------   -----------------   ------------------
Investment activity:                            2002           2001          2002      2001      2002      2001      2002       2001
                                            ------------   ------------   ----------   ----   ----------   ----   -----------   ----
   Net investment income (loss) .........   $ (1,131,351)    (1,725,129)       3,578     --      494,091     --       468,595     --
   Realized gain (loss) on investments ..    (59,083,899)  (139,504,484)    (288,543)    --      (50,721)    --      (150,267)    --
   Change in unrealized gain (loss)
      on investments ....................     21,990,697     73,978,880     (678,183)    --      (51,455)    --    (3,539,297)    --
   Reinvested capital gains .............             --             --          694     --       30,633     --        96,021     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (38,224,553)   (67,250,733)    (962,454)    --      422,548     --    (3,124,948)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,121,615     15,671,912    9,887,030     --   32,954,534     --    79,120,503     --
   Transfers between funds ..............    (14,296,945)   (22,383,580)   4,402,046     --   33,664,001     --    49,407,948     --
   Redemptions (note 3) .................    (12,376,615)   (18,841,577)    (572,516)    --   (4,349,462)    --    (4,470,407)    --
   Annuity benefits .....................        (21,701)       (15,833)        (203)    --      (36,490)    --        (3,801)    --
   Annual contract maintenance charges
      (note 2) ..........................         (9,768)       (10,952)         (38)    --          (36)    --          (255)    --
   Contingent deferred sales charges
      (note 2) ..........................       (236,717)      (563,621)     (12,142)    --      (27,346)    --       (69,320)    --
   Adjustments to maintain reserves .....        (18,604)       (96,162)      (8,761)    --      838,564     --        (8,688)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
         Net equity transactions ........    (20,838,735)   (26,239,813)  13,695,416     --   63,043,765     --   123,975,980     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---

Net change in contract owners'equity ....    (59,063,288)   (93,490,546)  12,732,962     --   63,466,313     --   120,851,032     --
Contract owners'equity beginning
   of period ............................    138,834,579    232,325,125           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
Contract owners'equity end of period ....   $ 79,771,291    138,834,579   12,732,962     --   63,466,313     --   120,851,032    --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................     19,812,385     23,423,006           --     --           --     --            --     --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Units purchased ......................      1,079,422      2,217,317    1,604,012     --    6,663,808     --    13,797,409     --
   Units redeemed .......................     (4,703,337)    (5,827,938)     (59,500)    --     (384,824)    --      (448,682)    --
                                            ------------   ------------   ----------    ---   ----------    ---   -----------    ---
   Ending units .........................     16,188,470     19,812,385    1,544,512     --    6,278,984     --    13,348,727     --
                                            ============   ============   ==========    ===   ==========    ===   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModAgg         GVITIDModCon            GVITIntGro            GVITIntGro3
                                            ------------------   -----------------   -----------------------   ----------------
Investment activity:                           2002       2001      2002      2001      2002         2001         2002     2001
                                            -----------   ----   ----------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) .........   $    85,620     --      410,790     --      (23,471)     (14,846)     (7,555)    --
   Realized gain (loss) on investments ..      (195,210)    --     (124,828)    --       65,444       75,164    (169,671)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,432,754)    --     (918,509)    --     (337,054)      23,267       7,721     --
   Reinvested capital gains .............        73,624     --       77,791     --           --           --          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,468,720)    --    (554,756)     --     (295,081)      83,585    (169,505)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    40,437,270     --   38,360,713     --    1,544,135    2,180,249     991,597     --
   Transfers between funds ..............    13,462,723     --   35,345,772     --   (1,407,388)  (1,056,473)    741,469     --
   Redemptions (note 3) .................    (1,924,853)    --   (3,433,669)    --     (252,938)     (24,186)    (41,022)    --
   Annuity benefits .....................       (10,833)    --       (5,067)    --       (2,903)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          (102)    --          (58)    --          (79)         (34)        (11)    --
   Contingent deferred sales charges
      (note 2) ..........................       (12,819)    --      (21,232)    --       (1,058)        (545)       (856)    --
   Adjustments to maintain reserves .....       (16,411)    --      (18,988)    --         (549)        (808)       (265)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
      Net equity transactions ...........    51,934,975     --   70,227,471     --     (120,780)   1,098,203   1,690,912     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---

Net change in contract owners' equity ...    49,466,255     --   69,672,715     --     (415,861)   1,181,788   1,521,407     --
Contract owners' equity beginning
   of period ............................            --     --           --     --    1,585,220      403,432          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
Contract owners' equity end of period ...   $49,466,255     --   69,672,715     --    1,169,359    1,585,220   1,521,407     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --      250,125       43,902          --     --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Units purchased ......................     5,928,417     --    7,585,642     --      305,156      274,565     200,381     --
   Units redeemed .......................      (197,600)    --     (323,264)    --     (328,118)     (68,342)     (4,529)    --
                                            -----------    ---   ----------    ---   ----------   ----------   ---------    ---
   Ending units .........................     5,730,817     --    7,262,378     --      227,163      250,125     195,852     --
                                            ===========    ===   ==========    ===   ==========   ==========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITJPBal                 GVITMMultiSec
                                            --------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   -----------   -----------   -----------
   Net investment income (loss) .........   $  1,362,278     1,461,391     6,212,497     4,954,682
   Realized gain (loss) on investments ..     (2,984,130)     (999,307)   (1,024,306)   (1,697,833)
   Change in unrealized gain (loss)
      on investments ....................    (17,819,225)   (6,196,777)    2,809,117      (162,133)
   Reinvested capital gains .............             --            --            --            --
                                            ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (19,441,077)   (5,734,693)    7,997,308     3,094,716
                                            ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     28,761,672    42,522,114    25,614,898    30,631,377
   Transfers between funds ..............     (1,666,518)    4,701,223    23,807,959     3,061,118
   Redemptions (note 3) .................    (16,076,391)  (10,472,030)  (16,115,579)   (8,480,239)
   Annuity benefits .....................        (19,364)       (7,208)      (25,243)       (5,153)
   Annual contract maintenance charges
      (note 2) ..........................         (1,778)       (1,501)         (511)         (285)
   Contingent deferred sales charges
      (note 2) ..........................       (248,759)     (167,611)     (284,522)     (132,781)
   Adjustments to maintain reserves .....         (3,664)      (88,549)       74,179        13,265
                                            ------------   -----------   -----------   -----------
         Net equity transactions ........     10,745,198    36,486,438    33,071,181    25,087,302
                                            ------------   -----------   -----------   -----------

Net change in contract owners' equity ...     (8,695,879)   30,751,745    41,068,489    28,182,018
Contract owners' equity beginning
   of period ............................    135,377,876   104,626,131   122,572,830    94,390,812
                                            ------------   -----------   -----------   -----------
Contract owners' equity end of period ...   $126,681,997   135,377,876   163,641,319   122,572,830
                                            ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     13,426,670     9,840,207    11,028,888     8,741,583
                                            ------------   -----------   -----------   -----------
   Units purchased ......................      1,577,962     4,236,304     3,558,376     2,747,187
   Units redeemed .......................       (435,778)     (649,841)     (702,296)     (459,882)
                                            ------------   -----------   -----------   -----------
   Ending units .........................     14,568,854    13,426,670    13,884,968    11,028,888
                                            ============   ===========   ===========   ===========

                                                      GVITMyMkt               GVITLead
                                            -----------------------------   ------------
Investment activity:                             2002            2001        2002   2001
                                            -------------   -------------   -----   ----
   Net investment income (loss) .........        (180,738)     21,150,064       7     --
   Realized gain (loss) on investments ..      (2,774,657)     (5,161,834)     --     --
   Change in unrealized gain (loss)
      on investments ....................        (282,443)       (113,878)     19     --
   Reinvested capital gains .............              --              --      --     --
                                            -------------   -------------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (3,237,838)     15,874,352      26     --
                                            -------------   -------------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     543,408,437     931,506,909   2,952     --
   Transfers between funds ..............      11,284,018    (206,445,101)     --     --
   Redemptions (note 3) .................    (757,533,053)   (212,237,907)     --     --
   Annuity benefits .....................        (127,756)        (98,233)     --     --
   Annual contract maintenance charges
      (note 2) ..........................          (8,361)         (5,156)     --     --
   Contingent deferred sales charges
      (note 2) ..........................      (6,157,984)     (2,535,175)     --     --
   Adjustments to maintain reserves .....         155,076         407,597      (3)    --
                                            -------------   -------------   -----    ---
         Net equity transactions ........    (208,979,623)    510,592,934   2,949     --
                                            -------------   -------------   -----    ---

Net change in contract owners' equity ...    (212,217,461)    526,467,286   2,975     --
Contract owners' equity beginning
   of period ............................   1,334,551,363     808,084,077      --     --
                                            -------------   -------------   -----    ---
Contract owners' equity end of period ...   1,122,333,902   1,334,551,363   2,975     --
                                            =============   =============   =====    ===

CHANGES IN UNITS:
   Beginning units ......................     117,529,505      72,240,736      --     --
                                            -------------   -------------   -----    ---
   Units purchased ......................      52,369,100      59,278,417     355     --
   Units redeemed .......................     (71,519,495)    (13,989,648)     --     --
                                            -------------   -------------   -----    ---
   Ending units .........................      98,379,110     117,529,505     355     --
                                            =============   =============   =====    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITLead3             GVITNStrVal
                                            ------------------   -----------------------
Investment activity:                            2002      2001      2002         2001
                                            -----------   ----   ----------   ----------
   Net investment income (loss) .........   $   (21,594)   --      (146,315)    (119,198)
   Realized gain (loss) on investments ..    (1,092,083)   --    (1,057,941)     (44,923)
   Change in unrealized gain (loss)
      on investments ....................      (140,138)   --    (3,386,730)  (1,029,469)
   Reinvested capital gains .............            --    --            --       28,421
                                            -----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,253,815)   --    (4,590,986)  (1,165,169)
                                            -----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,158,016    --       168,286      339,908
   Transfers between funds ..............     7,059,864    --    (1,737,375)     238,685
   Redemptions (note 3) .................      (779,809)   --    (1,732,203)  (2,589,872)
   Annuity benefits .....................            --    --        (2,464)          --
   Annual contract maintenance charges
      (note 2) ..........................           (22)   --          (279)        (275)
   Contingent deferred sales charges
      (note 2) ..........................       (21,474)   --       (37,340)    (107,192)
   Adjustments to maintain reserves .....         2,254    --       (18,622)        (604)
                                            -----------   ---    ----------   ----------
         Net equity transactions ........     7,418,829    --    (3,359,997)  (2,119,350)
                                            -----------   ---    ----------   ----------

Net change in contract owners' equity ...     6,165,014    --    (7,950,983)  (3,284,519)
Contract owners' equity beginning
   of period ............................            --    --    18,783,461   22,067,980
                                            -----------   ---    ----------   ----------
Contract owners' equity end of period ...   $ 6,165,014    --    10,832,478   18,783,461
                                            ===========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................            --    --     1,814,381    2,045,136
                                            -----------   ---    ----------   ----------
   Units purchased ......................       733,827    --        20,036       66,191
   Units redeemed .......................       (58,527)   --      (413,086)    (296,946)
                                            -----------   ---    ----------   ----------
   Ending units .........................       675,300    --     1,421,331    1,814,381
                                            ===========   ===    ==========   ==========

                                                    GVITSmCapGr          GVITSmCapGr2
                                            -------------------------   --------------
Investment activity:                            2002          2001        2002    2001
                                            -----------   -----------   -------   ----
   Net investment income (loss) .........    (1,042,884)     (944,565)   (1,516)   --
   Realized gain (loss) on investments ..   (20,429,430)  (20,891,380)    3,505    --
   Change in unrealized gain (loss)
      on investments ....................   (16,058,574)   12,606,435   (10,045)   --
   Reinvested capital gains .............            --            --        --    --
                                            -----------   -----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (37,530,888)   (9,229,510)   (8,056)   --
                                            -----------   -----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    23,240,562    34,075,774   457,548    --
   Transfers between funds ..............   (11,284,457)   15,671,384       334    --
   Redemptions (note 3) .................    (7,587,880)   (4,396,701)   (3,788)   --
   Annuity benefits .....................        (7,271)       (2,411)       --    --
   Annual contract maintenance charges
      (note 2) ..........................        (1,897)       (1,254)       --    --
   Contingent deferred sales charges
      (note 2) ..........................      (174,985)      (72,389)       --    --
   Adjustments to maintain reserves .....       (49,095)   (1,605,633)      (11)   --
                                            -----------   -----------   -------   ---
         Net equity transactions ........     4,134,977    43,668,770   454,083    --
                                            -----------   -----------   -------   ---

Net change in contract owners' equity ...   (33,395,911)   34,439,260   446,027    --
Contract owners' equity beginning
   of period ............................   104,224,598    69,785,338        --    --
                                            -----------   -----------   -------   ---
Contract owners' equity end of period ...    70,828,687   104,224,598   446,027    --
                                            ===========   ===========   =======   ===

CHANGES IN UNITS:
   Beginning units ......................     7,019,483     4,035,276        --    --
                                            -----------   -----------   -------   ---
   Units purchased ......................       318,872     3,225,240    62,755    --
   Units redeemed .......................       (98,677)     (241,033)     (511)   --
                                            -----------   -----------   -------   ---
   Ending units .........................     7,239,678     7,019,483    62,244    --
                                            ===========   ===========   =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSmCapVal            GVITSmCapVal2
                                            ---------------------------   --------------
Investment activity:                             2002           2001        2002    2001
                                            -------------   -----------   -------   ----
   Net investment income (loss) .........   $  (3,962,039)   (2,903,263)   (2,437)    --
   Realized gain (loss) on investments ..     (52,629,052)    3,673,424    (1,939)    --
   Change in unrealized gain (loss)
      on investments ....................     (74,016,267)   17,317,519    17,135     --
   Reinvested capital gains .............       8,654,804    26,302,824        --     --
                                            -------------   -----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (121,952,554)   44,390,504    12,759     --
                                            -------------   -----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      86,691,031    92,625,183   637,653     --
   Transfers between funds ..............     (24,609,301)  127,309,980     2,075     --
   Redemptions (note 3) .................     (35,037,161)  (20,217,316)   (3,939)    --
   Annuity benefits .....................         (39,728)      (21,888)       --     --
   Annual contract maintenance charges
      (note 2) ..........................          (7,389)       (5,050)       --     --
   Contingent deferred sales charges
      (note 2) ..........................        (603,080)     (363,275)       --     --
   Adjustments to maintain reserves .....         (69,547)       94,517        (7)    --
                                            -------------   -----------   -------    ---
         Net equity transactions ........      26,324,825   199,422,151   635,782     --
                                            -------------   -----------   -------    ---

Net change in contract owners' equity ...     (95,627,729)  243,812,655   648,541     --
Contract owners' equity beginning
   of period ............................     383,682,853   139,870,198        --     --
                                            -------------   -----------   -------    ---
Contract owners' equity end of period ...   $ 288,055,124   383,682,853   648,541     --
                                            =============   ===========   =======    ===

CHANGES IN UNITS:
   Beginning units ......................      20,396,752     9,836,911        --     --
                                            -------------   -----------   -------    ---
   Units purchased ......................         740,770    11,439,851    92,075     --
   Units redeemed .......................        (214,504)     (880,010)     (560)    --
                                            -------------   -----------   -------    ---
   Ending units .........................      20,923,018    20,396,752    91,515     --
                                            =============   ===========   =======    ===

                                                   GVITSmComp              GVITSmComp2
                                            -------------------------   ----------------
Investment activity:                            2002          2001         2002     2001
                                            -----------   -----------   ---------   ----
   Net investment income (loss) .........    (2,911,457)   (2,442,953)     (4,204)    --
   Realized gain (loss) on investments ..    (6,708,595)  (50,334,441)       (422)    --
   Change in unrealized gain (loss)
      on investments ....................   (42,174,252)   34,111,427      (9,604)    --
   Reinvested capital gains .............            --            --          --     --
                                            -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (51,794,304)  (18,665,967)    (14,230)    --
                                            -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    48,948,367    61,219,849   1,201,137     --
   Transfers between funds ..............    (8,294,587)   11,787,081      25,595     --
   Redemptions (note 3) .................   (31,599,380)  (16,465,397)    (12,694)    --
   Annuity benefits .....................       (46,896)      (21,640)         --     --
   Annual contract maintenance charges
      (note 2) ..........................        (5,100)       (3,759)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (380,528)     (214,784)       (206)    --
   Adjustments to maintain reserves .....      (195,208)      (78,929)        (28)    --
                                            -----------   -----------   ---------    ---
         Net equity transactions ........     8,426,668    56,222,421   1,213,804     --
                                            -----------   -----------   ---------    ---

Net change in contract owners' equity       (43,367,636)   37,556,454   1,199,574     --
Contract owners' equity beginning
      of period .........................   264,777,103   227,220,649          --     --
                                            -----------   -----------   ---------    ---
Contract owners' equity end of period       221,409,467   264,777,103   1,199,574     --
                                            ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    17,761,358    14,358,246          --     --
                                            -----------   -----------   ---------    ---
   Units purchased ......................       324,067     4,027,777     155,353     --
   Units redeemed .......................      (100,425)     (624,665)     (1,575)    --
                                            -----------   -----------   ---------    ---
   Ending units .........................    17,985,000    17,761,358     153,778     --
                                            ===========   ===========   =========    ===

                                                                       Continued

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                   GVITTotRt
                                            --------------------------   --------------------------
Investment activity:                            2002          2001           2002          2001
                                            ------------   -----------   ------------   -----------
   Net investment income (loss) .........   $ (1,079,513)   (1,671,754)    (1,151,662)   (1,499,982)
   Realized gain (loss) on investments ..    (60,380,504)  (69,995,208)   (87,860,366)  (39,571,282)
   Change in unrealized gain (loss)
      on investments ....................     14,240,706    12,802,743     (5,497,512)  (48,867,691)
   Reinvested capital gains .............             --            --             --    14,632,157
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (47,219,311)  (58,864,219)   (94,509,540)  (75,306,798)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,277,854    33,220,090     44,544,159   102,434,209
   Transfers between funds ..............    (17,916,499)  (14,974,739)   (30,049,924)  (28,656,087)
   Redemptions (note 3) .................     (8,782,913)  (10,398,229)   (53,462,694)  (43,996,482)
   Annuity benefits .....................         (8,712)       (2,297)       (83,210)      (63,436)
   Annual contract maintenance charges
      (note 2) ..........................         (4,817)       (5,453)       (22,751)      (21,809)
   Contingent deferred sales charges
      (note 2) ..........................       (180,208)     (194,056)      (878,321)     (813,328)
   Adjustments to maintain reserves .....        (18,550)     (171,543)       (58,982)     (157,926)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........    (13,633,845)    7,473,773    (40,011,723)   28,725,141
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...    (60,853,156)  (51,390,446)  (134,521,263)  (46,581,657)
Contract owners' equity beginning
   of period ............................    123,737,386   175,127,832    516,274,860   562,856,517
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $ 62,884,230   123,737,386    381,753,597   516,274,860
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      9,802,628     9,594,511     48,260,088    45,824,388
                                            ------------   -----------   ------------   -----------
   Units purchased ......................      1,769,000       298,172      5,240,359     3,444,148
   Units redeemed .......................     (3,557,146)      (90,055)    (9,824,770)   (1,008,448)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,014,482     9,802,628     43,675,677    48,260,088
                                            ============   ===========   ============   ===========

                                              GVITTotRt2           GVITTGroFoc
                                            --------------   -----------------------
Investment activity:                         2002     2001      2002         2001
                                            -------   ----   ----------   ----------
   Net investment income (loss) .........        86     --      (59,842)     (52,747)
   Realized gain (loss) on investments ..       178     --   (2,042,773)  (2,669,702)
   Change in unrealized gain (loss)
      on investments ....................   (18,750)    --   (1,016,367)     374,556
   Reinvested capital gains .............        --     --           --           --
                                            -------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (18,486)    --   (3,118,982)  (2,347,893)
                                            -------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   779,239     --      210,548    1,667,055
   Transfers between funds ..............    15,477     --   (1,962,154)   6,140,722
   Redemptions (note 3) .................    (9,043)    --     (725,344)    (139,554)
   Annuity benefits .....................        --     --         (250)         (30)
   Annual contract maintenance charges
      (note 2) ..........................        --     --          (94)         (74)
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (19,780)      (1,168)
   Adjustments to maintain reserves .....       (10)    --         (487)       4,948
                                            -------    ---   ----------   ----------
         Net equity transactions ........   785,663     --   (2,497,561)   7,671,899
                                            -------    ---   ----------   ----------

Net change in contract owners' equity ...   767,177     --   (5,616,543)   5,324,006
Contract owners' equity beginning
   of period ............................        --     --    7,207,457    1,883,451
                                            -------    ---   ----------   ----------
Contract owners' equity end of period ...   767,177     --    1,590,914    7,207,457
                                            =======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................        --     --    1,938,798      302,210
                                            -------    ---   ----------   ----------
   Units purchased ......................    96,260     --      101,013    1,665,326
   Units redeemed .......................    (1,071)    --   (1,289,362)     (28,738)
                                            -------    ---   ----------   ----------
   Ending units .........................    95,189     --      750,449    1,938,798
                                            =======    ===   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITTGroFoc3        GVITUSGro3             GVITWLead
                                            -----------------   ----------------   -------------------------
Investment activity:                          2002       2001     2002      2001      2002          2001
                                            ----------   ----   ---------   ----   -----------   -----------
   Net investment income (loss) .........   $   (4,202)    --     (29,096)    --         5,072       286,267
   Realized gain (loss) on investments ..      (52,800)    --    (438,112)    --    (5,648,855)  (14,014,497)
   Change in unrealized gain (loss)
      on investments ....................      (66,136)    --    (381,084)    --    (1,865,555)    5,278,208
   Reinvested capital gains .............           --     --          --     --            --            --
                                            ----------    ---   ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (123,138)    --    (848,292)    --    (7,509,338)   (8,450,022)
                                            ----------    ---   ---------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       38,083     --   1,245,400     --     2,394,788     4,731,108
   Transfers between funds ..............    1,090,035     --   3,888,820     --    (4,412,557)   (3,417,391)
   Redemptions (note 3) .................      (20,926)    --    (343,173)    --    (3,185,403)   (2,028,459)
   Annuity benefits .....................           --     --          --     --        (1,285)         (830)
   Annual contract maintenance charges
      (note 2) ..........................           (5)    --          --     --          (635)         (627)
   Contingent deferred sales charges
      (note 2) ..........................       (1,011)    --      (7,184)    --       (47,722)      (30,925)
   Adjustments to maintain reserves .....         (123)    --      (3,457)    --        16,684       (20,711)
                                            ----------    ---   ---------    ---   -----------   -----------
      Net equity transactions ...........    1,106,053     --   4,780,406     --    (5,236,130)     (767,835)
                                            ----------    ---   ---------    ---   -----------   -----------
Net change in contract owners' equity ...      982,915     --   3,932,114     --   (12,745,468)   (9,217,857)
Contract owners' equity beginning
   of period ............................           --     --          --     --    35,411,072    44,628,929
                                            ----------    ---   ---------    ---   -----------   -----------
Contract owners' equity end of period ...   $  982,915     --   3,932,114     --    22,665,604    35,411,072
                                            ==========    ===   =========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --     3,514,002     3,553,920
                                            ----------    ---   ---------    ---   -----------   -----------
   Units purchased ......................      133,542     --     558,038     --       194,007       275,954
   Units redeemed .......................       (2,389)    --     (32,901)    --      (615,527)     (315,872)
                                            ----------    ---   ---------    ---   -----------   -----------
   Ending units .........................      131,153     --     525,137     --     3,092,482     3,514,002
                                            ==========    ===   =========    ===   ===========   ===========

                                                     JanCapAp
                                            --------------------------
Investment activity:                            2002          2001
                                            ------------   -----------
   Net investment income (loss) .........     (2,667,812)   (1,333,691)
   Realized gain (loss) on investments ..    (73,097,754)  (69,953,542)
   Change in unrealized gain (loss)
      on investments ....................     22,103,179   (27,326,959)
   Reinvested capital gains .............             --            --
                                            ------------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (53,662,387)  (98,614,192)
                                            ------------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     31,790,317   114,398,358
   Transfers between funds ..............    (49,778,082)  (37,499,709)
   Redemptions (note 3) .................    (31,016,420)  (24,494,900)
   Annuity benefits .....................        (33,073)      (21,918)
   Annual contract maintenance charges
      (note 2) ..........................         (6,516)       (5,169)
   Contingent deferred sales charges
      (note 2) ..........................       (610,387)     (427,120)
   Adjustments to maintain reserves .....       (133,680)     (392,748)
                                            ------------   -----------
      Net equity transactions ...........    (49,787,841)   51,556,794
                                            ------------   -----------

Net change in contract owners' equity ...   (103,450,228)  (47,057,398)
Contract owners' equity beginning
   of period ............................    331,976,753   379,034,151
                                            ------------   -----------
Contract owners' equity end of period ...    228,526,525   331,976,753
                                            ============   ===========

CHANGES IN UNITS:
   Beginning units ......................     45,531,568    40,005,826
                                            ------------   -----------
   Units purchased ......................      4,881,610     7,466,502
   Units redeemed .......................    (12,406,521)   (1,940,760)
                                            ------------   -----------
   Ending units .........................     38,006,657    45,531,568
                                            ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                JanGlTechS2              JanGlTech
                                            ------------------   --------------------------
Investment activity:                            2002      2001       2002          2001
                                            -----------   ----   -----------   ------------
   Net investment income (loss) .........   $   (66,075)    --    (1,157,006)      (996,747)
   Realized gain (loss) on investments ..      (202,646)    --   (56,386,664)  (165,519,651)
   Change in unrealized gain (loss)
      on investments ....................    (1,754,402)    --     2,517,341     74,908,464
   Reinvested capital gains .............            --     --            --             --
                                            -----------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,023,123)    --   (55,026,329)   (91,607,934)
                                            -----------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,636,599     --     5,685,348     44,310,246
   Transfers between funds ..............     9,750,614     --   (35,085,106)   (17,637,399)
   Redemptions (note 3) .................      (979,337)    --    (8,871,610)   (10,696,906)
   Annuity benefits .....................            --     --        (6,159)        (9,370)
   Annual contract maintenance charges
      (note 2) ..........................          (196)    --        (4,016)        (4,316)
   Contingent deferred sales charges
      (note 2) ..........................       (12,146)    --      (172,313)      (180,409)
   Adjustments to maintain reserves .....       118,256     --       (69,097)      (298,975)
                                            -----------    ---   -----------   ------------
         Net equity transactions.........    13,513,790     --   (38,522,953)    15,482,871
                                            -----------    ---   -----------   ------------

Net change in contract owners' equity ...    11,490,667     --   (93,549,282)   (76,125,063)
Contract owners' equity beginning
   of period ............................            --     --   150,012,378    226,137,441
                                            -----------    ---   -----------   ------------
Contract owners' equity end of period ...   $11,490,667     --    56,463,096    150,012,378
                                            ===========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................            --     --    37,284,126     34,729,247
                                            -----------    ---   -----------   ------------
   Units purchased ......................     1,723,852     --     1,962,588      3,550,055
   Units redeemed .......................      (103,282)    --   (15,173,905)      (995,176)
                                            -----------    ---   -----------   ------------
   Ending units .........................     1,620,570     --    24,072,809     37,284,126
                                            ===========    ===   ===========   ============

                                               JanIntGroS2              JanIntGro
                                            -----------------   ---------------------------
Investment activity:                           2002      2001       2002           2001
                                            ----------   ----   ------------   ------------
   Net investment income (loss) .........     (112,144)    --     (1,213,751)    (1,429,166)
   Realized gain (loss) on investments ..     (139,387)    --     (7,314,177)  (100,603,422)
   Change in unrealized gain (loss)
      on investments ....................   (3,867,867)    --    (46,250,031)    30,634,407
   Reinvested capital gains .............           --     --             --             --
                                            ----------    ---   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (4,119,398)    --    (54,777,959)   (71,398,181)
                                            ----------    ---   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   12,847,414     --     13,072,787     83,757,727
   Transfers between funds ..............   24,008,604     --    (61,242,055)   (44,161,893)
   Redemptions (note 3) .................   (2,262,906)    --    (16,933,151)   (13,996,844)
   Annuity benefits .....................           --     --        (28,671)       (20,518)
   Annual contract maintenance charges
      (note 2) ..........................         (276)    --         (6,886)        (6,161)
   Contingent deferred sales charges
      (note 2) ..........................      (18,796)    --       (285,148)      (255,352)
   Adjustments to maintain reserves .....      131,310     --       (258,998)      (262,220)
                                            ----------    ---   ------------   ------------
         Net equity transactions.........   34,705,350     --    (65,682,122)    25,054,739
                                            ----------    ---   ------------   ------------

Net change in contract owners' equity ...   30,585,952     --   (120,460,081)   (46,343,442)
Contract owners' equity beginning
   of period ............................           --     --    243,958,323    290,301,765
                                            ----------    ---   ------------   ------------
Contract owners' equity end of period ...   30,585,952     --    123,498,242    243,958,323
                                            ==========    ===   ============   ============

CHANGES IN UNITS:
   Beginning units ......................           --     --     33,201,893     29,890,059
                                            ----------    ---   ------------   ------------
   Units purchased ......................    4,179,628     --      2,052,973      4,667,367
   Units redeemed .......................     (228,557)    --    (12,276,769)    (1,355,533)
                                            ----------    ---   ------------   ------------
   Ending units .........................    3,951,071     --     22,978,097     33,201,893
                                            ==========    ===   ============   ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS       MFSNewDiscS         MFSValS          NBAMTFasc
                                            -----------------   --------------   ----------------   --------------
Investment activity:                           2002      2001    2002     2001      2002     2001     2002    2001
                                            ----------   ----   -------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (4,277)    --    (1,532)    --      (2,816)    --    (1,345)    --
   Realized gain (loss) on investments ..         (397)    --        (9)    --         562     --      (313)    --
   Change in unrealized gain (loss)
      on investments ....................      (14,376)    --    (9,765)    --      (7,250)    --     1,358     --
   Reinvested capital gains .............           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (19,050)    --   (11,306)    --      (9,504)    --      (300)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,335,253     --   421,119     --   1,063,444     --   332,916     --
   Transfers between funds ..............       10,717     --       314     --      (1,123)    --        42     --
   Redemptions (note 3) .................       (2,567)    --      (345)    --        (708)    --      (893)    --
   Annuity benefits .....................           --     --        --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................           --     --        --     --          --     --        --     --
   Adjustments to maintain reserves .....          (35)    --       (12)    --         (26)    --       (12)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Net equity transactions ..............    1,343,368     --   421,076     --   1,061,587     --   332,053     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,324,318     --   409,770     --   1,052,083     --   331,753     --
Contract owners' equity beginning
   of period ............................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,324,318     --   409,770     --   1,052,083     --   331,753     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --        --     --          --     --        --     --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ......................      187,457     --    55,076     --     126,986     --    33,975     --
   Units redeemed .......................         (356)    --       (45)    --        (218)    --       (91)    --
                                            ----------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .........................      187,101     --    55,031     --     126,768     --    33,884     --
                                            ==========    ===   =======    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               NBAMTFocus            NBAMTGuard
                                            ---------------   -------------------------
Investment activity:                          2002     2001       2002          2001
                                            --------   ----   -----------   -----------
   Net investment income (loss) .........   $   (404)    --      (520,804)     (743,376)
   Realized gain (loss) on investments ..        526     --   (14,519,428)      724,117
   Change in unrealized gain (loss)
      on investments ....................       (413)    --   (21,242,510)   (8,681,449)
   Reinvested capital gains .............         --     --            --     5,751,271
                                            --------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (291)    --   (36,282,742)   (2,949,437)
                                            --------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,270     --    24,946,350    34,797,877
   Transfers between funds ..............     43,017     --    (9,627,997)   13,007,884
   Redemptions (note 3) .................         --     --    (9,836,701)   (6,810,025)
   Annuity benefits .....................         --     --       (12,657)       (3,490)
   Annual contract maintenance charges
      (note 2) ..........................         --     --        (2,516)       (2,377)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (138,384)     (116,071)
   Adjustments to maintain reserves .....         (9)    --       (33,467)      (17,957)
                                            --------    ---   -----------   -----------
         Net equity transactions ........    119,278     --     5,294,628    40,855,841
                                            --------    ---   -----------   -----------

Net change in contract owners' equity ...    118,987     --   (30,988,114)   37,906,404
Contract owners' equity beginning
   of period ............................         --     --   120,509,506    82,603,102
                                            --------    ---   -----------   -----------
Contract owners' equity end of period ...   $118,987     --    89,521,392   120,509,506
                                            ========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................         --     --     8,329,535     5,437,332
                                            --------    ---   -----------   -----------
   Units purchased ......................     10,974     --       362,490     3,250,586
   Units redeemed .......................         --     --      (110,461)     (358,383)
                                            --------    ---   -----------   -----------
   Ending units .........................     10,974     --     8,581,564     8,329,535
                                            ========    ===   ===========   ===========

                                                     NBAMTMCGr                    NBAMTPart
                                            ---------------------------   -------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   -----------
   Net investment income (loss) .........     (2,343,135)    (2,900,568)     (571,043)     (774,120)
   Realized gain (loss) on investments ..    (48,800,972)  (117,419,495)  (31,412,862)  (12,871,013)
   Change in unrealized gain (loss)
      on investments ....................    (23,959,811)    42,528,798       934,177     4,459,298
   Reinvested capital gains .............             --             --            --     4,244,734
                                            ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (75,103,918)   (77,791,265)  (31,049,728)   (4,941,101)
                                            ------------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     30,580,899     75,563,479    12,132,256    16,827,838
   Transfers between funds ..............    (35,963,337)   (17,591,692)   (7,496,643)   (5,254,099)
   Redemptions (note 3) .................    (19,882,635)   (15,843,983)  (11,338,641)   (7,266,485)
   Annuity benefits .....................        (26,714)       (23,953)      (24,535)       (3,731)
   Annual contract maintenance charges
      (note 2) ..........................         (6,567)        (6,025)       (1,451)       (1,367)
   Contingent deferred sales charges
      (note 2) ..........................       (367,462)      (273,334)     (182,275)     (147,726)
   Adjustments to maintain reserves .....       (105,740)      (183,670)       (1,253)      (14,410)
                                            ------------   ------------   -----------   -----------
         Net equity transactions ........    (25,771,556)    41,640,822    (6,912,542)    4,140,020
                                            ------------   ------------   -----------   -----------

Net change in contract owners' equity ...   (100,875,474)   (36,150,443)  (37,962,270)     (801,081)
Contract owners' equity beginning
   of period ............................    249,009,094    285,159,537   119,391,374   120,192,455
                                            ------------   ------------   -----------   -----------
Contract owners' equity end of period ...    148,133,620    249,009,094    81,429,104   119,391,374
                                            ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     16,244,793     13,579,156    10,900,243    10,654,856
                                            ------------   ------------   -----------   -----------
   Units purchased ......................      2,719,734      3,480,370     1,922,012       349,973
   Units redeemed .......................     (4,966,701)      (814,733)   (2,983,917)     (104,586)
                                            ------------   ------------   -----------   -----------
   Ending units .........................     13,997,826     16,244,793     9,838,338    10,900,243
                                            ============   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppAggGro                     OppCapAp
                                            ----------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                            -------------   ------------   ------------   ------------
   Net investment income (loss) .........   $    (956,123)      (462,356)    (2,514,944)    (2,583,161)
   Realized gain (loss) on investments ..     (33,300,199)  (306,512,381)   (83,606,510)    (6,741,625)
   Change in unrealized gain (loss)
      on investments ....................     (42,270,037)   114,233,984    (61,873,771)  (101,519,745)
   Reinvested capital gains .............              --     50,386,308             --     41,530,597
                                            -------------   ------------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (76,526,359)  (142,354,445)  (147,995,225)   (69,313,934)
                                            -------------   ------------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      26,590,464     97,571,216    109,183,529    174,058,968
   Transfers between funds ..............     (36,542,421)   (61,968,222)   (44,660,527)   (14,813,561)
   Redemptions (note 3) .................     (21,262,248)   (22,805,459)   (42,574,255)   (32,506,978)
   Annuity benefits .....................         (12,540)       (13,237)       (96,696)       (66,676)
   Annual contract maintenance charges
      (note 2) ..........................         (18,513)       (17,711)       (15,537)       (13,343)
   Contingent deferred sales charges
      (note 2) ..........................        (499,617)      (402,256)      (789,429)      (544,341)
   Adjustments to maintain reserves .....         (82,374)      (265,906)      (440,774)       (87,851)
                                            -------------   ------------   ------------   ------------
         Net equity transactions ........     (31,827,249)    12,098,425     20,606,311    126,026,218
                                            -------------   ------------   ------------   ------------

Net change in contract owners' equity ...    (108,353,608)  (130,256,020)  (127,388,914)    56,712,284
Contract owners' equity beginning
   of period ............................     277,285,503    407,541,523    494,697,751    437,985,467
                                            -------------   ------------   ------------   ------------
Contract owners' equity end of period ...   $ 168,931,895    277,285,503    367,308,837    494,697,751
                                            =============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units ......................      22,119,714     22,357,403     33,328,767     25,624,577
                                            -------------   ------------   ------------   ------------
   Units purchased ......................       2,852,632      1,314,021      1,314,960      9,344,985
   Units redeemed .......................      (6,201,300)    (1,551,710)      (404,403)    (1,640,795)
                                            -------------   ------------   ------------   ------------
   Ending units .........................      18,771,046     22,119,714     34,239,324     33,328,767
                                            =============   ============   ============   ============

                                                OppCapApS               OppGlSec
                                            ----------------   -------------------------
Investment activity:                           2002     2001       2002          2001
                                            ---------   ----   -----------   -----------
   Net investment income (loss) .........     (11,082)    --    (1,461,958)     (777,962)
   Realized gain (loss) on investments ..        (442)    --   (33,071,876)  (13,066,391)
   Change in unrealized gain (loss)
      on investments ....................     (34,288)    --    (6,927,663)    1,381,912
   Reinvested capital gains .............          --     --            --     8,424,403
                                            ---------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (45,812)    --   (41,461,497)   (4,038,038)
                                            ---------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,811,922     --    74,829,785    85,796,961
   Transfers between funds ..............      47,918     --    29,607,157    21,328,634
   Redemptions (note 3) .................     (16,209)    --   (20,936,134)   (4,905,762)
   Annuity benefits .....................          --     --       (15,678)       (9,316)
   Annual contract maintenance charges
      (note 2) ..........................          --     --        (1,762)         (516)
   Contingent deferred sales charges
      (note 2) ..........................        (314)    --      (402,849)      (56,862)
   Adjustments to maintain reserves .....         (56)    --      (180,356)      (41,819)
                                            ---------    ---   -----------   -----------
         Net equity transactions ........   2,843,261     --    82,900,163   102,111,320
                                            ---------    ---   -----------   -----------

Net change in contract owners' equity ...   2,797,449     --    41,438,666    98,073,282
Contract owners' equity beginning
   of period ............................          --     --   144,733,543    46,660,261
                                            ---------    ---   -----------   -----------
Contract owners' equity end of period ...   2,797,449     --   186,172,209   144,733,543
                                            =========    ===   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................          --     --    15,482,090     4,293,665
                                            ---------    ---   -----------   -----------
   Units purchased ......................     359,305     --    12,723,223    11,677,638
   Units redeemed .......................      (2,014)    --    (1,820,631)     (489,213)
                                            ---------    ---   -----------   -----------
   Ending units .........................     357,291     --    26,384,682    15,482,090
                                            =========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                OppGlSecS               OppMSGrInc             OppMSGrIncS       OppStratBdS
                                            -----------------   -------------------------   ----------------   --------------
Investment activity:                           2002      2001       2002          2001         2002     2001     2002    2001
                                            ----------   ----   -----------   -----------   ---------   ----   -------   ----
   Net investment income (loss) .........   $  (12,345)    --    (1,613,554)   (2,331,173)     (8,189)    --    (2,963)    --
   Realized gain (loss) on investments ..       (6,435)    --   (11,190,573)   (2,437,653)       (946)    --         5     --
   Change in unrealized gain (loss)
      on investments ....................      (80,839)    --   (67,145,146)  (37,845,947)    (56,306)    --    27,827     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Reinvested capital gains .............           --     --            --            --          --     --        --     --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (99,619)    --   (79,949,273)  (42,614,773)    (65,441)    --    24,869     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,622,894     --    68,586,709   133,325,648   2,778,338     --   871,808     --
   Transfers between funds ..............       15,796     --   (24,648,326)   (6,528,113)     10,124     --    13,226     --
   Redemptions (note 3) .................      (23,136)    --   (37,246,075)  (27,890,719)     (9,550)    --    (3,544)    --
   Annuity benefits .....................           --     --       (71,401)      (37,445)         --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (6,645)       (5,155)         --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (304)    --      (617,480)     (414,335)       (128)    --        --     --
   Adjustments to maintain reserves .....          (67)    --      (246,939)     (216,910)        (52)    --        40     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
         Net equity transactions ........    3,615,183     --     5,749,843    98,232,971   2,778,732     --   881,530     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---

Net change in contract owners' equity ...    3,515,564     --   (74,199,430)   55,618,198   2,713,291     --   906,399     --
Contract owners' equity beginning
   of period ............................           --     --   386,315,270   330,697,072          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
Contract owners' equity end of period ...   $3,515,564     --   312,115,840   386,315,270   2,713,291     --   906,399     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===
CHANGES IN UNITS:
   Beginning units ......................           --     --    35,201,321    27,040,319          --     --        --     --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Units purchased ......................      461,024     --       242,020     9,826,664     339,128     --    88,816     --
   Units redeemed .......................       (2,895)    --       (77,867)   (1,665,662)     (1,154)    --      (353)    --
                                            ----------    ---   -----------   -----------   ---------    ---   -------    ---
   Ending units .........................      458,129     --    35,365,474    35,201,321     337,974     --    88,463     --
                                            ==========    ===   ===========   ===========   =========    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      StOpp2                   VEWrldEMkt
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $ (1,399,233)     (550,481)    (535,932)    (407,083)
   Realized gain (loss) on investments ..    (28,887,352)   (7,818,297)  (1,765,844)  (2,188,657)
   Change in unrealized gain (loss)
      on investments ....................    (32,251,410)  (19,098,582)  (3,159,730)   3,248,864
   Reinvested capital gains .............      3,305,823    23,969,754           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (59,232,172)   (3,497,606)  (5,461,506)     653,124
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     70,318,455    85,972,720    5,337,651    6,805,066
   Transfers between funds ..............     (8,152,118)   48,009,274    1,346,661    6,178,490
   Redemptions (note 3) .................    (14,208,518)   (6,083,743)  (6,296,450)  (2,068,055)
   Annuity benefits .....................        (13,434)         (893)     (11,173)      (7,071)
   Annual contract maintenance charges
      (note 2) ..........................         (2,482)         (511)      (1,051)        (816)
   Contingent deferred sales charges
      (note 2) ..........................       (184,861)      (55,555)    (102,363)     (49,104)
   Adjustments to maintain reserves .....        (41,941)       (1,446)     (68,837)      29,248
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     47,715,101   127,839,846      204,438   10,887,758
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (11,517,071)  124,342,240   (5,257,068)  11,540,882
Contract owners' equity beginning
   of period ............................    163,665,039    39,322,799   43,873,451   32,332,569
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $152,147,968   163,665,039   38,616,383   43,873,451
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     16,359,581     3,695,485    5,140,281    3,907,641
                                            ------------   -----------   ----------   ----------
   Units purchased ......................      6,155,967    13,213,223    6,467,072    1,401,457
   Units redeemed .......................     (1,196,555)     (549,127)  (6,891,595)    (168,817)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     21,318,993    16,359,581    4,715,758    5,140,281
                                            ============   ===========   ==========   ==========

                                                   VEWrldHAs                VKCom2
                                            -----------------------   ----------------
Investment activity:                           2002         2001         2002     2001
                                            ----------   ----------   ---------   ----
   Net investment income (loss) .........     (137,779)     (28,297)    (15,945)    --
   Realized gain (loss) on investments ..   (3,411,575)  (1,728,731)     (3,488)    --
   Change in unrealized gain (loss)
      on investments ....................      456,720       88,353      84,155     --
   Reinvested capital gains .............           --           --          --     --
                                            ----------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,092,634)  (1,668,675)     64,722     --
                                            ----------   ----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,733,956    2,741,469   4,565,990     --
   Transfers between funds ..............    9,420,121    1,020,900     (19,718)    --
   Redemptions (note 3) .................   (1,849,577)    (829,317)     (9,062)    --
   Annuity benefits .....................       (2,150)          --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         (178)        (109)         --     --
   Contingent deferred sales charges
      (note 2) ..........................      (33,747)     (15,244)         --     --
   Adjustments to maintain reserves .....      (29,373)      30,155         (62)    --
                                            ----------   ----------   ---------    ---
         Net equity transactions ........    9,239,052    2,947,854   4,537,148     --
                                            ----------   ----------   ---------    ---

Net change in contract owners' equity ...    6,146,418    1,279,179   4,601,870     --
Contract owners' equity beginning
   of period ............................   11,027,576    9,748,397          --     --
                                            ----------   ----------   ---------    ---
Contract owners' equity end of period ...   17,173,994   11,027,576   4,601,870     --
                                            ==========   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units ......................    1,232,877    1,025,478          --     --
                                            ----------   ----------   ---------    ---
   Units purchased ......................      890,996      244,847     577,149     --
   Units redeemed .......................     (110,950)     (37,448)     (3,593)    --
                                            ----------   ----------   ---------    ---
   Ending units .........................    2,012,923    1,232,877     573,556     --
                                            ==========   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 VKEmGr2               VKEmMkt
                                            ---------------   -----------------------
Investment activity:                          2002     2001      2002         2001
                                            --------   ----   ----------   ----------
   Net investment income (loss) .........   $ (3,640)    --    2,763,327    1,580,759
   Realized gain (loss) on investments ..     (1,067)    --     (442,647)  (1,129,430)
   Change in unrealized gain (loss)
      on investments ....................    (58,737)    --     (332,040)     756,828
   Reinvested capital gains .............         --     --           --           --
                                            --------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (63,444)    --    1,988,640    1,208,157
                                            --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    959,706     --    7,402,541    3,616,249
   Transfers between funds ..............      6,032     --   19,111,610     (919,447)
   Redemptions (note 3) .................     (1,424)    --   (3,397,500)  (1,091,122)
   Annuity benefits .....................         --     --       (3,330)        (102)
   Annual contract maintenance charges
      (note 2) ..........................         --     --         (522)        (272)
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (62,230)     (17,103)
   Adjustments to maintain reserves .....        (23)    --       22,416          938
                                            --------    ---   ----------   ----------
         Net equity transactions ........    964,291     --   23,072,985    1,589,141
                                            --------    ---   ----------   ----------

Net change in contract owners' equity ...    900,847     --   25,061,625    2,797,298
Contract owners' equity beginning
   of period ............................         --     --   20,088,582   17,291,284
                                            --------    ---   ----------   ----------
Contract owners' equity end of period ...   $900,847     --   45,150,207   20,088,582
                                            ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,489,717    1,404,273
                                            --------    ---   ----------   ----------
   Units purchased ......................    124,486     --    1,634,545      115,945
   Units redeemed .......................       (183)    --     (166,722)     (30,501)
                                            --------    ---   ----------   ----------
   Ending units .........................    124,303     --    2,957,540    1,489,717
                                            ========    ===   ==========   ==========

                                                   VKMidCapG                 VKUSRealEst
                                            -----------------------   -------------------------
Investment activity:                           2002         2001          2002          2001
                                            ----------   ----------   -----------   -----------
   Net investment income (loss) .........     (170,016)    (126,382)    3,206,967     2,768,275
   Realized gain (loss) on investments ..   (2,038,249)  (2,712,021)      797,901     3,574,168
   Change in unrealized gain (loss)
      on investments ....................   (2,932,693)    (448,739)  (15,531,000)   (1,431,856)
   Reinvested capital gains .............           --           --     3,677,034       767,200
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (5,140,958)  (3,287,142)   (7,849,098)    5,677,787
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,185,070    9,752,182    45,691,461    29,700,347
   Transfers between funds ..............   (1,840,321)   1,548,255    34,077,812    10,950,115
   Redemptions (note 3) .................   (1,163,335)    (739,876)  (16,733,047)  (10,049,483)
   Annuity benefits .....................       (4,824)      (3,731)      (27,688)      (19,871)
   Annual contract maintenance charges
      (note 2) ..........................         (459)        (114)       (1,744)         (578)
   Contingent deferred sales charges
      (note 2) ..........................      (30,005)      (4,999)     (280,564)     (366,882)
   Adjustments to maintain reserves .....       (5,474)      (1,848)      688,267        35,509
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    1,140,652   10,549,869    63,414,497    30,249,157
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity ...   (4,000,306)   7,262,727    55,565,399    35,926,944
Contract owners' equity beginning
   of period ............................   15,047,081    7,784,354   101,532,910    65,605,966
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   11,046,775   15,047,081   157,098,309   101,532,910
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    2,212,771      829,292     7,976,411     5,684,632
                                            ----------   ----------   -----------   -----------
   Units purchased ......................      387,198    1,468,466     5,242,510     2,745,564
   Units redeemed .......................     (114,106)     (84,987)     (774,698)     (453,785)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,485,863    2,212,771    12,444,223     7,976,411
                                            ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    VicDivrStk               VicInvQBd
                                            ------------------------   ---------------------
Investment activity:                           2002          2001        2002         2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $  (131,121)    (140,146)     77,295      93,700
   Realized gain (loss) on investments ..      (392,796)     (14,787)     21,391       7,976
   Change in unrealized gain (loss)
      on investments ....................    (4,596,621)    (151,158)     13,036      15,738
   Reinvested capital gains .............            --       47,029      73,303      13,986
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,120,538)    (259,062)    185,025     131,400
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,054,689    7,919,746       2,000      81,423
   Transfers between funds ..............      (470,062)      56,088      (7,027)      5,405
   Redemptions (note 3) .................    (2,505,655)  (1,110,256)   (257,741)   (149,527)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --          --          --
   Contingent deferred sales charges
      (note 2) ..........................       (28,617)     (16,588)     (5,833)     (1,535)
   Adjustments to maintain reserves .....        (6,844)      (1,512)        (14)       (345)
                                            -----------   ----------   ---------   ---------
      Net equity transactions ...........     1,043,511    6,847,478    (268,615)    (64,579)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (4,077,027)   6,588,416     (83,590)     66,821
Contract owners' equity beginning
   of period ............................    19,489,293   12,900,877   2,325,410   2,258,589
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $15,412,266   19,489,293   2,241,820   2,325,410
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,004,812    1,212,731     199,584     105,232
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       134,602      888,868         174     154,043
   Units redeemed .......................       (40,029)     (96,787)    (23,017)    (59,691)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     2,099,385    2,004,812     176,741     199,584
                                            ===========   ==========   =========   =========

                                                  VicSmCoOpp              WRAsStrat
                                            ---------------------   -----------------------
Investment activity:                           2002        2001        2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........     (14,735)    (11,188)     439,197      699,422
   Realized gain (loss) on investments ..      37,145      28,752      (43,421)    (138,017)
   Change in unrealized gain (loss)
      on investments ....................    (189,535)   (189,315)     708,959   (2,095,004)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (167,125)   (171,751)   1,104,735   (1,533,599)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     353,108     704,531   32,669,971   48,844,490
   Transfers between funds ..............     (48,712)    (96,312)   4,439,781   (2,776,003)
   Redemptions (note 3) .................    (238,986)    (99,237)  (2,543,895)    (644,925)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (3,726)     (6,319)     (62,505)     (12,061)
   Adjustments to maintain reserves .....         (89)        332        6,535        8,091
                                            ---------   ---------   ----------   ----------
      Net equity transactions ...........      61,595     502,995   34,509,887   45,419,592
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...    (105,530)    331,244   35,614,622   43,885,993
Contract owners' equity beginning
   of period ............................   2,664,359   2,333,115   43,905,234       19,241
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   2,558,829   2,664,359   79,519,856   43,905,234
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     241,148      95,769    4,760,507        1,854
                                            ---------   ---------   ----------   ----------
   Units purchased ......................       8,382     176,964    3,938,311    5,070,121
   Units redeemed .......................      (2,597)    (31,585)    (237,423)    (311,468)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     246,933     241,148    8,461,395    4,760,507
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      WRBal                      WRBnd
                                            ------------------------   ------------------------
Investment activity:                            2002         2001          2002         2001
                                            -----------   ----------   -----------   ----------
   Net investment income (loss) .........   $   382,166      816,706     3,098,761    2,193,956
   Realized gain (loss) on investments ..      (182,321)     (53,230)       59,999       34,786
   Change in unrealized gain (loss)
      on investments ....................    (5,642,887)  (1,880,377)    2,600,119   (1,124,164)
   Reinvested capital gains .............            --           --            --           --
                                            -----------   ----------   -----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................    (5,443,042)  (1,116,901)    5,758,879    1,104,578
                                            -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    20,457,932   48,217,326    30,572,390   52,089,059
   Transfers between funds ..............       276,562     (269,524)   13,249,875    2,686,992
   Redemptions (note 3) .................    (2,935,125)    (763,504)   (3,706,756)    (905,780)
   Annuity benefits .....................            --           --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..........................       (56,515)      (4,168)      (71,192)     (10,474)
   Adjustments to maintain reserves .....        (3,035)       8,220        52,494       18,407
                                            -----------   ----------   -----------   ----------
Net equity transactions .................    17,739,819   47,188,350    40,096,811   53,878,204
                                            -----------   ----------   -----------   ----------

Net change in contract owners' equity ...    12,296,777   46,071,449    45,855,690   54,982,782
Contract owners' equity beginning
   of period ............................    46,076,322        4,873    54,994,889       12,107
                                            -----------   ----------   -----------   ----------
Contract owners' equity end of period ...   $58,373,099   46,076,322   100,850,579   54,994,889
                                            ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,847,216          476     5,069,211        1,184
                                            -----------   ----------   -----------   ----------
   Units purchased ......................     2,188,877    4,948,401     3,852,828    5,150,469
   Units redeemed .......................      (241,484)    (101,661)     (278,741)     (82,442)
                                            -----------   ----------   -----------   ----------
   Ending units .........................     6,794,609    4,847,216     8,643,298    5,069,211
                                            ===========   ==========   ===========   ==========

                                                    WRCoreEq                    WRGrowth
                                            -------------------------   -------------------------
Investment activity:                            2002          2001          2002          2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........    (1,438,642)     (769,573)   (2,477,904)      398,538
   Realized gain (loss) on investments ..    (1,874,887)       (4,158)   (1,756,371)      (27,144)
   Change in unrealized gain (loss)
      on investments ....................   (45,994,822)   (4,392,075)  (44,114,247)   (4,147,384)
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................   (49,308,351)   (5,165,806)  (48,348,522)   (3,775,990)
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    62,816,082   185,987,685    65,816,404   176,276,221
   Transfers between funds ..............      (927,460)    4,427,962     3,749,931     2,368,552
   Redemptions (note 3) .................    (8,414,136)   (3,190,756)   (8,482,438)   (2,300,781)
   Annuity benefits .....................            --            --            --            --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (195,303)      (40,135)     (215,181)      (39,336)
   Adjustments to maintain reserves .....       (71,807)      (22,211)      (29,216)      (25,396)
                                            -----------   -----------   -----------   -----------
Net equity transactions .................    53,207,376   187,162,545    60,839,500   176,279,260
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...     3,899,025   181,996,739    12,490,978   172,503,270
Contract owners' equity beginning
   of period ............................   182,016,949        20,210   172,517,520        14,250
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...   185,915,974   182,016,949   185,008,498   172,517,520
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    21,221,006         1,979    20,170,887         1,408
                                            -----------   -----------   -----------   -----------
   Units purchased ......................     7,701,656    21,568,730     8,526,617    20,425,940
   Units redeemed .......................      (882,778)     (349,703)     (835,843)     (256,461)
                                            -----------   -----------   -----------   -----------
   Ending units .........................    28,039,884    21,221,006    27,861,661    20,170,887
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     WRHiInc                   WRIntl
                                            ------------------------   -----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $ 3,397,039    2,579,956     (296,094)   1,105,095
   Realized gain (loss) on investments ..       (75,088)     (11,690)  (1,082,921)     (12,075)
   Change in unrealized gain (loss)
      on investments ....................    (4,546,317)  (2,058,670)  (5,767,714)  (3,566,059)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,224,366)     509,596   (7,146,729)  (2,473,039)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    17,818,741   28,982,057   11,806,711   26,931,217
   Transfers between funds ..............     4,412,737    1,330,168    2,045,099    6,384,683
   Redemptions (note 3) .................    (1,989,894)    (576,302)  (1,425,558)    (500,735)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................       (38,811)      (5,044)     (30,734)      (7,241)
   Adjustments to maintain reserves .....         8,273        6,571       (9,416)      (8,602)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    20,211,046   29,737,450   12,386,102   32,799,322
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    18,986,680   30,247,046    5,239,373   30,326,283
Contract owners' equity beginning
   of period ............................    30,247,046           --   30,328,901        2,618
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $49,233,726   30,247,046   35,568,274   30,328,901
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     2,785,585           --    3,898,537          258
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,059,988    2,837,557    1,931,746    3,956,002
   Units redeemed .......................      (156,389)     (51,972)    (164,870)     (57,723)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     4,689,184    2,785,585    5,665,413    3,898,537
                                            ===========   ==========   ==========   ==========

                                                   WRLTBond                   WRMMkt
                                            ----------------------   -------------------------
Investment activity:                           2002        2001          2002         2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........      360,135     164,204       (87,738)      236,466
   Realized gain (loss) on investments ..       41,254       7,079            --            --
   Change in unrealized gain (loss)
      on investments ....................      131,915     (67,882)           --            --
   Reinvested capital gains .............           --          --            --            --
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      533,304     103,401       (87,738)      236,466
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   10,080,412   5,105,357    46,398,802    57,026,375
   Transfers between funds ..............    7,269,333     155,187   (36,664,931)  (23,028,039)
   Redemptions (note 3) .................     (909,582)    (64,865)   (7,273,616)   (2,005,711)
   Annuity benefits .....................           --          --            --            --
   Annual contract maintenance charges
      (note 2) ..........................           --          --            --            --
   Contingent deferred sales charges
      (note 2) ..........................      (35,279)       (525)     (150,630)       (4,257)
   Adjustments to maintain reserves .....        3,917       1,124         9,799         6,797
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........   16,408,801   5,196,278     2,319,424    31,995,165
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   16,942,105   5,299,679     2,231,686    32,231,631
Contract owners' equity beginning
   of period ............................    5,299,679          --    32,231,631            --
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...   22,241,784   5,299,679    34,463,317    32,231,631
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      484,968          --     3,142,411            --
                                            ----------   ---------   -----------   -----------
   Units purchased ......................    1,544,270     490,875       333,225     4,101,054
   Units redeemed .......................      (73,277)     (5,907)     (109,040)     (958,643)
                                            ----------   ---------   -----------   -----------
   Ending units .........................    1,955,961     484,968     3,366,596     3,142,411
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    WRSciTech                    WRSmCap                   WRValue
                                            -------------------------   ------------------------   -----------------------
Investment activity:                            2002          2001          2002         2001         2002         2001
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   (685,032)     (73,079)   (1,173,816)    (418,831)    (233,399)       2,712
   Realized gain (loss) on investments ..       (359,179)    (278,983)   (4,987,429)    (139,963)    (308,098)      (1,391)
   Change in unrealized gain (loss)
      on investments ....................    (13,455,380)   1,526,995   (16,162,456)   3,668,515   (7,513,064)     812,792
   Reinvested capital gains .............             --           --            --           --           --           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,499,591)   1,174,933   (22,323,701)   3,109,721   (8,054,561)     814,113
                                            ------------   ----------   -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     24,538,776   50,142,171    31,135,781   63,019,161   33,889,178   35,118,607
   Transfers between funds ..............     (3,642,948)  (2,458,767)    8,149,083   10,426,501   (2,357,063)     752,289
   Redemptions (note 3) .................     (1,484,046)    (634,945)   (3,961,649)    (703,059)  (1,703,117)    (120,067)
   Annuity benefits .....................             --           --            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --           --            --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (39,336)     (17,539)      (82,003)     (16,935)     (37,885)      (1,089)
   Adjustments to maintain reserves .....         (8,225)     (11,793)      (11,000)       1,495        3,637        4,033
                                            ------------   ----------   -----------   ----------   ----------   ----------
         Net equity transactions ........     19,364,221   47,019,127    35,230,212   72,727,163   29,794,750   35,753,773
                                            ------------   ----------   -----------   ----------   ----------   ----------

Net change in contract owners' equity ...      4,864,630   48,194,060    12,906,511   75,836,884   21,740,189   36,567,886
Contract owners' equity beginning
   of period ............................     48,199,948        5,888    75,839,555        2,671   36,567,886           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 53,064,578   48,199,948    88,746,066   75,839,555   58,308,075   36,567,886
                                            ============   ==========   ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      5,720,321          607     7,778,767          265    3,616,179           --
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Units purchased ......................      3,141,266    6,052,105     4,391,241    7,852,256    3,407,646    3,628,243
   Units redeemed .......................       (462,891)    (332,391)     (368,507)     (73,754)    (329,346)     (12,064)
                                            ------------   ----------   -----------   ----------   ----------   ----------
   Ending units .........................      8,398,696    5,720,321    11,801,501    7,778,767    6,694,479    3,616,179
                                            ============   ==========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Equity Fund - Series I Shares
                     (AIMIntEq)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Alliance Variable Products Series Fund,
                  Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)*

                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)* Evergreen VAF - Evergreen VA Small Cap Value Fund
                     (EvSmCapV)*
                  Evergreen VAF - Evergreen VA Special Equity Fund
                     (EvSpEq)*
                  Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service
                     Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products
                     Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 (FidVIPCon2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class 2 (FidVIPVaIS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance
                  Products Trust (Franklin Templeton VIP); Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I
                     (GVITEmMrkts)
                  Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)
                  Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I
                     (GVITGlUtl1)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Gartmore GVIT Global Utilities Fund - Class III
                     (GVITGlUtl3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II
                     (GVITGvtBd2)
                  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund
                     (GVITIDModAgg)
                  Gartmore GVIT ID Moderately Conservative Fund
                     (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                     (GVITJPBal)
                  Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund -
                     Class I
                     (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I
                     (GVITSmCapGr)
                  Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                  Gartmore GVIT Small Cap Value Fund - Class I
                     (GVITSmCapVal)
                  Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                     (GVITSMdCpGr)
                  Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Total Return Fund - Class II (GVITTotRt2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I
                     (GVITUSGro1)*
                  Gartmore GVIT U.S.Growth Leaders Fund - Class III
                     (GVITUSGro3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I
                          (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service
                     Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II
                     Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service
                     Shares (JanIntGro)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares
                     (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class
                     Shares (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                     (NBAMTMCGr)
                  Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)
                  Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust
                  (Van Kampen LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional
                  Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio -
                     Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio
                     (VKIntMag)*
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG) Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds
                  (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A
                     Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target
                  Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio
                     (WRLTBond)
                  W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               * At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $13 and $35 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                           BOA       ElitePro   ElitePro      BOA
Nationwide Variable Account-9 Options                                  Future/(1)/    Classic     Ltd      Choice/(2)/
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                      0.95%         1.60%      1.75%       1.20%
----------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                         0.25%           --         --          --
      Initial lowered to $1,000 and subsequent
         lowered to $25. Not available for
         investment only contracts.
----------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                        0.15%           --         --          --
----------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.        0.10%           --         --          --
                                                                       -----------------------------------------------
   10 Year and Disability Waiver for Tax Sheltered Annuities             0.05%           --         --          --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       -----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                           0.15%           --         --          --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
----------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                0.15%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       -----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                          0.20%           --         --        0.15%
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       -----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)               0.05%           --         --          --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       -----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                    0.10%           --         --        0.05%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       -----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                         --            --         --          --
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                0.45%         --         --        0.45%
                                                                       -----------------------------------------------
   Option 2                                                                0.30%         --         --        0.30%
----------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                   0.45%         --         --          --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       -----------------------------------------------
      Spousal Protection Annuity Option                                      --          --         --          --
----------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                              0.40%         --         --        0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                      3.15%       1.60%      1.75%       2.20%
----------------------------------------------------------------------------------------------------------------------

                                                                         BOA      BOA            BOA           Choice
Nationwide Variable Account-9 Options                                  V /(3)/   Income   Exclusive II /(4)/    Venue
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic:                                     1.10%     1.25%          1.20%          1.50%
---------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                          --        --             --             --
   Initial lowered to $1,000 and subsequent
      lowered to $25. Not available for
      investment only contracts.
---------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                       0.15%       --             --             --
---------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability
      In addition to standard 10% CDSC-free withdrawal privilege.       0.10%       --             --             --
                                                                       ----------------------------------------------

   10 Year and Disability Waiver for Tax Sheltered Annuities            0.05%       --             --             --
      CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during
      entire contract year for at least 5 of those 10 years.
                                                                       ----------------------------------------------
   Hardship Waiver for Tax Sheltered Annuities                          0.15%       --             --             --
      CDSC waived if contract owner experiences hardship
      (defined under IRC Section 401(k)).
---------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued
      on or after 1-2-01)                                                 --        --           0.15%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before
         86th birthday less surrenders.
                                                                       ----------------------------------------------
   Greater of One-Year (or Anniversary) or 5% Enhanced
      (for contracts issued on or after 1-2-01)                           --        --           0.20%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest
         anniversary value.
                                                                       ----------------------------------------------
   One-Year Step Up (for contracts issued prior to 1-2-01)              0.05%       --           0.10%            --
      If death before annuitization, benefit will be greatest
         of (i) contract value, (ii) purchase payments less
         surrenders or (iii) highest contract value before 86th
         birthday less surrenders.
                                                                       ----------------------------------------------
   5% Enhanced (for contracts issued prior to 1-2-01)                   0.10%       --           0.15%          0.15%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
                                                                       ----------------------------------------------
   Term Certain with Enhanced - 10, 15 or 20 years                        --      0.20%            --             --
---------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                               --        --           0.45%          0.45%
                                                                       ----------------------------------------------
   Option 2                                                               --        --           0.30%            --
---------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                  --        --             --             --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during
         first 12 months contract is in force.
                                                                       ----------------------------------------------
      Spousal Protection Annuity Option                                   --        --             --           0.10%
---------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                             --        --           0.40%          0.40%
      Upon annuitant death, in addition to any death benefit
         payable, an additional amount will be credited to contract.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                   1.70%     1.45%          2.30%          2.60%
---------------------------------------------------------------------------------------------------------------------

/(1)/ Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and
      BB&T products.
/(2)/ Includes KeyCorp product.
/(3)/ Includes NEA product.
/(4)/ Includes Waddell & Reed Select Reserve product.
/(5)/ When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                         Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp
                     ------------   ------   ----------   ---------   --------
     0.95% .......   $ 37,359,622     466          1         267         26
     1.00% .......     17,715,241      --         --          --         --
     1.05% .......      3,433,926      --         --          --         --
     1.10% .......      5,447,892     878         --         306         41
     1.15% .......      2,297,653      76         --          --         --
     1.20% .......     18,047,162      --         --          --         --
     1.25% .......      1,586,495     554         --          26         --
     1.30% .......      3,551,610       1         --          --         --
     1.35% .......      2,791,216     475         --         153         --
     1.40% .......      2,289,577      44         --          20         --
     1.45% .......        348,931      --         --          --         --
     1.50% .......      1,276,062      --      1,347          --         --
     1.55% .......        534,259      86         --         138         --
     1.60% .......        744,137      --        256          --         --
     1.65% .......        984,043      --      1,391          --         --
     1.70% .......        157,056      --         --          --         --
     1.75% .......        480,394      --        258          --         --
     1.80% .......        448,468      --        279          --         --
     1.85% .......        158,310      --         --          --         --
     1.90% .......         47,976      --        374          --         --
     1.95% .......         52,613      --      1,511          --         --
     2.00% .......         23,776      --         --          --         --
     2.05% .......        154,887      --        517          --         --
     2.10% .......         49,966      --        489          --         --
     2.15% .......          8,596      --         11          --         --
     2.20% .......        109,866      --        430          --         --
     2.25% .......         34,421      --         --          --         --
     2.30% .......              1      --         --          --         --
     2.35% .......          1,781      --         44          --         --
     2.45% .......          4,118      --         62          --         --
     2.50% .......          8,509      --        278          --         --
     2.60% .......          6,483      --        191          --         --
     1.40% EV ....     19,293,684      --         --          --         --
     1.45% EV ....      9,625,121      --         --          --         --
     1.50% EV ....      1,138,151      --         --          --         --
     1.55% EV ....      8,091,117      --         --          --         --
     1.60% EV ....      2,536,776      --         --          --         --
     1.65% EV ....      1,114,712      --         --          --         --
     1.70% EV ....      1,176,625      --         --          --         --
     1.75% EV ....        415,336      --         --          --         --
     1.80% EV ....        459,965      --         --          --         --
     1.85% EV ....      1,142,454      --         --          --         --
     1.90% EV ....        269,379      --         --          --         --
     1.95% EV ....        430,427      --         --          --         --
     2.00% EV ....        777,371      --         --          --         --
     2.05% EV ....        338,745      --         --          --         --
     2.10% EV ....        123,603      --         --          --         --
     2.15% EV ....        172,144      --         --          --         --
     2.20% EV ....         56,322      --         --          --         --
     2.25% EV ....         61,006      --         --          --         --
     2.30% EV ....         65,763      --         --          --         --
     2.35% EV ....          3,574      --         --          --         --
     2.40% EV ....         93,742      --         --          --         --
     2.45% EV ....          7,868      --         --          --         --
     2.50% EV ....          3,395      --         --          --         --
     2.55% EV ....         12,388      --         --          --         --
     2.60% EV ....          6,656      --         --          --         --
     2.65% EV ....          2,177      --         --          --         --
     2.70% EV ....          2,106      --         --          --         --
     2.85% EV ....             23      --         --          --         --
                     ------------   -----      -----         ---        ---
        Totals ...   $147,575,677   2,580      7,439         910         67
                     ============   =====      =====         ===        ===

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                     AIMCapAp2   AIMCoreEq   AIMPreEq   AIMPreEq2   AISmCapValB
                     ---------   ---------   --------   ---------   -----------
     0.95% .......    $    3         13          177          1           1
     1.10% .......        --         20          228         --          --
     1.15% .......        --         --           76         --          --
     1.25% .......        --         --          193         --          --
     1.35% .......        --         15          283         --          --
     1.40% .......        --         89           69         --          --
     1.50% .......        47         --           41         56         251
     1.55% .......        --         44        1,215         --          --
     1.60% .......        31         --           --         --          59
     1.65% .......       239         --           --        136         644
     1.75% .......        79         --           --         13         321
     1.80% .......        40         --           --         96          96
     1.90% .......         6         --           --          6          47
     1.95% .......       591         --           --        421         737
     2.00% .......        --         --           --         --           8
     2.05% .......       173         --           --        595         503
     2.10% .......       101         --           --         29         474
     2.15% .......         7         --           --         --          35
     2.20% .......       123         --           --        361         150
     2.35% .......        --         --           --         --          76
     2.45% .......        37         --           --          5         137
     2.50% .......       171         --           --         --         515
     2.60% .......        --         --           --         --         173
                      ------        ---        -----      -----       -----
        Totals ...    $1,648        181        2,282      1,719       4,227
                      ======        ===        =====      =====       =====

                     AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     0.95% .......    $    1         --       774,866          1       606,081
     1.00% .......        --         --       366,481         --       286,936
     1.05% .......        --         --        68,607         --        54,968
     1.10% .......        --         --        68,086         --        35,897
     1.15% .......        --         --        27,463         --        14,540
     1.20% .......        --         --       319,088         --       367,117
     1.25% .......        --         --        34,129         --        20,353
     1.30% .......        --         --        64,455         --        63,583
     1.35% .......        --         --        51,792         --        28,990
     1.40% .......        --         --        39,451         --        16,695
     1.45% .......        --         --         4,356         --         4,258
     1.50% .......       233        164        25,689        494        24,152
     1.55% .......        --         --         9,435         --         6,217
     1.60% .......       243         54         6,073         65         4,427
     1.65% .......       278        669        24,335        507        12,956
     1.70% .......        --         --         1,200         --           520
     1.75% .......        71         73        11,759         16         1,398
     1.80% .......        37        244        12,892         28         2,609
     1.85% .......        --         --         1,200         --            16
     1.90% .......        --        252            60          4           160
     1.95% .......       581      1,279           153        190            22
     2.00% .......        --         12           138         42            36
     2.05% .......       122        564         2,907        505           981
     2.10% .......       136        361           123      1,305            --
     2.15% .......         5         53             5         21            --
     2.20% .......       329         69         2,817      1,312         1,128
     2.25% .......        --         --             1         --            --
     2.35% .......         9         12            --         23            --
     2.45% .......       175         30            --         62            --
     2.50% .......         7        161            --         30            --
     2.60% .......       128         63            --         93            --
     1.40% EV ....        --         --       242,130         --       191,477
     1.45% EV ....        --         --       139,659         --       119,125
     1.50% EV ....        --         --        13,268         --        12,975
     1.55% EV ....        --         --        83,201         --        52,944

     Continued       AlGrIncB   AlPremGrB   ACVPIncGr   ACVPIncGr2    ACVPInt
                     --------   ---------   ---------   ----------   ---------
     1.60% EV ....        --         --        35,483         --        16,859
     1.65% EV ....        --         --        16,520         --        13,260
     1.70% EV ....        --         --        14,260         --         8,474
     1.75% EV ....        --         --         2,778         --         4,692
     1.80% EV ....        --         --         2,736         --         1,851
     1.85% EV ....        --         --        11,657         --         7,008
     1.90% EV ....        --         --         2,965         --         2,418
     1.95% EV ....        --         --         4,074         --         7,890
     2.00% EV ....        --         --         8,451         --         3,579
     2.05% EV ....        --         --         3,844         --         3,550
     2.10% EV ....        --         --         1,755         --           267
     2.15% EV ....        --         --           444         --           253
     2.20% EV ....        --         --           691         --           275
     2.25% EV ....        --         --           387         --            20
     2.30% EV ....        --         --           263         --            21
     2.35% EV ....        --         --            17         --            --
     2.40% EV ....        --         --           127         --             4
     2.45% EV ....        --         --           296         --            --
     2.50% EV ....        --         --           196         --            --
     2.60% EV ....        --         --           207         --            --
     2.70% EV ....        --         --           197         --            --
                      ------      -----     ---------      -----     ---------
        Totals ...    $2,355      4,060     2,503,167      4,698     2,000,982
                      ======      =====     =========      =====     =========

                     ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     0.95% .......    $36,498      2,119          --       998,573        1
     1.00% .......     15,639      3,266          --       399,179       --
     1.05% .......      4,055        101          --        67,561       --
     1.10% .......      8,534        392          --       177,402       --
     1.15% .......      2,146        156          --        88,968       --
     1.20% .......     34,263      4,037          --       562,596       --
     1.25% .......      1,731        125          --        58,943       --
     1.30% .......      3,831        183          --       195,262       --
     1.35% .......      4,565        624          --       126,818       --
     1.40% .......      4,768        483          --        86,878       --
     1.45% .......        278        113          --        10,150       --
     1.50% .......      1,195          8         236        45,075    1,130
     1.55% .......        917         --          --        25,272       --
     1.60% .......        981        254         183        28,119      180
     1.65% .......      2,615        517         593        48,926      857
     1.70% .......         87         --          --         4,074       --
     1.75% .......      1,271      4,131          23        15,566      554
     1.80% .......      1,872        609          59        16,167    1,104
     1.85% .......        453         46          --         8,630       --
     1.90% .......         79         --          --         2,334      651
     1.95% .......         28          5         183           161    1,230
     2.00% .......          5         --          75           710      186
     2.05% .......      1,169         --         229         5,513      599
     2.10% .......         --         --         284           131    1,077
     2.15% .......         --         --          45             7      350
     2.20% .......        195         --         227         5,858      678
     2.25% .......         14         --          --           955       --
     2.35% .......         --         --          --            --      144
     2.45% .......         --         --          --            --      210
     2.50% .......         --         --         364            --       25
     2.60% .......         --         --          16            --      265
     1.40% EV ....     26,080      3,567          --       517,792       --
     1.45% EV ....      9,562      9,407          --       271,074       --
     1.50% EV ....        694        115          --        37,986       --
     1.55% EV ....      6,006      2,526          --       271,242       --
     1.60% EV ....      3,687        108          --        70,103       --
     1.65% EV ....      4,191         98          --        40,059       --
     1.70% EV ....      2,001        194          --        27,619       --
     1.75% EV ....        875         --          --        17,313       --
     1.80% EV ....        823         59          --        15,755       --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2
                     --------   ---------   ----------   ---------   --------
     1.85% EV ....      1,187          1          --        38,966       --
     1.90% EV ....        134         50          --         6,829       --
     1.95% EV ....        676          2          --        14,528       --
     2.00% EV ....        877      1,237          --        45,545       --
     2.05% EV ....      1,331         --          --        16,494       --
     2.10% EV ....         58         --          --         5,362       --
     2.15% EV ....        467        134          --        13,176       --
     2.20% EV ....        318         --          --         1,360       --
     2.25% EV ....         57         33          --         1,299       --
     2.30% EV ....         90        416          --         5,059       --
     2.35% EV ....          8         --          --             6       --
     2.40% EV ....          8         --          --         9,501       --
     2.45% EV ....         --         --          --           337       --
     2.50% EV ....         --         --          --           302       --
     2.55% EV ....         --         --          --         1,511       --
     2.60% EV ....         98         18          --           371       --
     2.65% EV ....         --         --          --           281       --
     2.70% EV ....         --         29          --            18       --
                     --------     ------       -----     ---------    -----
        Totals ...   $186,417     35,163       2,517     4,409,716    9,241
                     ========     ======       =====     =========    =====

                     BBTCapAp   BBTCapMAG   BBTGrInc   BBTLgCoGr   CSGPVen
                     --------   ---------   --------   ---------   -------
     0.95% .......    $  799        302       1,069        324      34,903
     1.00% .......        --         --          --         --      12,964
     1.05% .......       524         --         247         31       4,870
     1.10% .......       945        702       1,670        869         215
     1.15% .......        89      1,596         906         29           4
     1.20% .......        18         --          18         --       6,183
     1.25% .......       291         89         392        411          47
     1.30% .......         2         24           2        189         329
     1.35% .......       267        421         774        569         266
     1.40% .......        59         --         125         --         136
     1.50% .......        31         --          43         --          --
     1.55% .......       490      2,313       1,113        538          --
     1.60% .......        --        656          --         --          --
     1.65% .......         3         --           4          4           4
     1.70% .......        --      2,416          24         24          --
     1.85% EV ....       812         --          --        824          --
                      ------      -----       -----      -----      ------
        Totals ...    $4,330      8,519       6,387      3,812      59,921
                      ======      =====       =====      =====      ======

                     CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     0.95% .......    $75,744    85,902        2          4,172         --
     1.00% .......     33,523    41,510       --          6,362         --
     1.05% .......      7,615    13,341       --            545         --
     1.10% .......         63       796       --          1,283         --
     1.15% .......        229       403       --            558         --
     1.20% .......      9,151    22,207       --          5,005         --
     1.25% .......      1,770     2,208       --            785         --
     1.30% .......        929     2,678       --            510         --
     1.35% .......        260       464       --            556         --
     1.40% .......         85     1,047       --          1,615         --
     1.45% .......         67       170       --             46         --
     1.50% .......        585     1,615       36            671         14
     1.55% .......         --       351       --             85         --
     1.60% .......         27        --        9            433         --
     1.65% .......        198       545       24            379        180
     1.70% .......         --       152       --             40         --
     1.75% .......         --        55      126            253         --
     1.80% .......         --       216      125             70         --
     1.85% .......         --        --       --            559         --
     1.90% .......         --        --       --              2          8

     Continued       CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS
                     --------   -------   ---------   -----------   ---------
     1.95% .......         --        --       190            --         62
     2.00% .......         --        --        85            --         --
     2.05% .......         --        --       203            96         90
     2.10% .......         --        --       108            --         21
     2.15% .......         --        --        --            --         36
     2.20% .......         --        --       392            --         --
     2.25% .......         --        --        --            32         --
     2.35% .......         --        --        42            --         --
     2.45% .......         --        --         4            --         --
     2.60% .......         --        --        --            --         98
     1.40% EV ....         --     7,384        --         3,021         --
     1.45% EV ....         --     3,090        --        16,894         --
     1.50% EV ....         --       312        --            53         --
     1.55% EV ....         --        93        --         4,682         --
     1.60% EV ....         --       624        --           460         --
     1.65% EV ....         --       179        --           365         --
     1.70% EV ....         --        --        --           341         --
     1.75% EV ....         --       105        --            --         --
     1.80% EV ....         --        78        --           191         --
     1.85% EV ....         --       110        --           440         --
     1.90% EV ....         --        24        --            --         --
     1.95% EV ....         --        45        --             8         --
     2.00% EV ....         --        --        --           315         --
     2.05% EV ....         --        --        --            80         --
     2.10% EV ....         --        --        --            11         --
     2.25% EV ....         --        --        --             2         --
     2.30% EV ....         --         7        --             2         --
                     --------   -------     -----        ------        ---
        Totals ...   $130,246   185,711     1,346        50,922        509
                     ========   =======     =====        ======        ===

                      DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     0.95% .......   $  676,615    3,761,328     644,464        --           68
     1.00% .......      297,621    2,048,345     306,499        --           --
     1.05% .......       58,235      357,200      84,066        --           --
     1.10% .......       50,134      296,940      47,955        --            6
     1.15% .......       19,224      143,712      21,062        --           --
     1.20% .......      176,618    1,199,944     212,213        --           --
     1.25% .......       17,315      115,617      22,321        --            6
     1.30% .......       37,398      298,198      49,310        --           --
     1.35% .......       16,866      171,580      32,862        --          123
     1.40% .......       12,244      164,817      28,192        --           --
     1.45% .......        4,958       25,694       3,126        --           --
     1.50% .......       11,912       72,180      19,241       165           30
     1.55% .......        4,102       23,212       7,579        --           --
     1.60% .......        2,332       32,765       5,652       274           --
     1.65% .......        8,550       46,769      16,405       415           --
     1.70% .......        1,616       12,373       1,172        --           --
     1.75% .......        1,849       21,777       3,753        70           --
     1.80% .......          424       23,711       6,415        51           --
     1.85% .......          356       16,492       2,031        --           --
     1.90% .......          687        1,717         805       135           --
     1.95% .......           80          456         150       184           --
     2.00% .......           37          246           8        51           --
     2.05% .......        1,062        4,478       3,241       946           --
     2.10% .......           --          759         870       178           --
     2.15% .......           --            5           6         7           --
     2.20% .......          292        3,301         521       387           --
     2.25% .......           --        1,600         104        --           --
     2.35% .......           --           --          --        20           --
     2.45% .......           --           --          --        95           --
     2.50% .......           --           --          --        12           --
     1.40% EV ....      211,199    1,061,498     145,443        --           --
     1.45% EV ....      149,794      634,901      67,542        --           --
     1.50% EV ....       17,147       63,005       8,569        --           --
     1.55% EV ....       43,676      375,145      65,995        --           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued        DrySRGro     DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd
                     ----------   ----------   ---------   ----------   -----------
     1.60% EV ....       22,202      138,885      18,854        --           --
     1.65% EV ....       16,984       60,908      11,978        --           --
     1.70% EV ....        9,288       96,104       8,358        --           --
     1.75% EV ....        1,403       27,123       2,796        --           --
     1.80% EV ....        3,390       23,225       3,132        --           --
     1.85% EV ....        8,426       38,379       5,926        --          678
     1.90% EV ....        2,366       18,967       2,092        --           --
     1.95% EV ....        5,353       28,877       4,491        --           --
     2.00% EV ....        4,058       29,796       5,603        --           --
     2.05% EV ....        2,269       21,825       3,761        --           --
     2.10% EV ....          751        4,107       1,093        --           --
     2.15% EV ....          344       11,763       3,641        --           --
     2.20% EV ....          810        4,352       1,565        --           --
     2.25% EV ....          519          636         596        --           --
     2.30% EV ....          194        1,632       1,645        --           --
     2.35% EV ....           71          152          28        --           --
     2.40% EV ....           --          178       4,132        --           --
     2.45% EV ....           32          620         182        --           --
     2.55% EV ....           --           22         469        --           --
     2.60% EV ....           --           --         711        --           --
     2.65% EV ....           --            1          97        --           --
     2.70% EV ....           78           --          --        --           --
                     ----------   ----------   ---------     -----          ---
        Totals ...   $1,900,881   11,487,317   1,888,722     2,990          911
                     ==========   ==========   =========     =====          ===

                     DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     0.95% .......       $ --             2           1          --       750,857
     1.00% .......         --            --          --          --       278,919
     1.05% .......         --            --          --          --        60,660
     1.10% .......        107            --          --          --       190,539
     1.15% .......        135            --          --          --        99,589
     1.20% .......         --            --          --          --       570,575
     1.25% .......         --            --          --          --        42,671
     1.30% .......         --            --          --          --       112,094
     1.35% .......         --            --          --          --       127,633
     1.40% .......          6            --          --          --       115,885
     1.45% .......         --            --          --          --         9,687
     1.50% .......         48           153          95         368        35,591
     1.55% .......         25            --          --          --        22,160
     1.60% .......         --            22         321          56        19,032
     1.65% .......         --            --          --         445        31,425
     1.70% .......         --            --          --          --         6,234
     1.75% .......         --            40          --         133        26,143
     1.80% .......         --            48          28          69        21,555
     1.85% .......         --            --          --          --         7,877
     1.90% .......         --            --          34           5         3,414
     1.95% .......         --           245         332         403           257
     2.00% .......         --            --          --          18           499
     2.05% .......         --            --         310         997         2,759
     2.10% .......         --            --          13         196           385
     2.15% .......         --            --          --         109            14
     2.20% .......         --            --         628         311         3,241
     2.25% .......         --            --          --          --         2,655
     2.35% .......         --            --          --          83            --
     2.45% .......         --            --          --          45            --
     2.50% .......         --            --          --          75            --
     2.60% .......         --            --          30          62            --
     1.40% EV ....         --            --          --          --       531,047
     1.45% EV ....         --            --          --          --       212,890
     1.50% EV ....         --            --          --          --        38,964
     1.55% EV ....         --            --          --          --       272,666
     1.60% EV ....         --            --          --          --       107,365

     Continued       DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS   FedQualBd
                     ------------   ----------   ---------   ---------   ---------
     1.65% EV ....        --            --            --          --        35,928
     1.70% EV ....        --            --            --          --        32,826
     1.75% EV ....        --            --            --          --        29,929
     1.80% EV ....        --            --            --          --         7,675
     1.85% EV ....        --            --            --          --        42,485
     1.90% EV ....        --            --            --          --         4,643
     1.95% EV ....        --            --            --          --         7,331
     2.00% EV ....        --            --            --          --        33,639
     2.05% EV ....        --            --            --          --        16,725
     2.10% EV ....        --            --            --          --         9,647
     2.15% EV ....        --            --            --          --        10,270
     2.20% EV ....        --            --            --          --         3,142
     2.25% EV ....        --            --            --          --         2,548
     2.30% EV ....        --            --            --          --         5,211
     2.35% EV ....        --            --            --          --            22
     2.40% EV ....        --            --            --          --         9,627
     2.45% EV ....        --            --            --          --           245
     2.50% EV ....        --            --            --          --           412
     2.55% EV ....        --            --            --          --         1,264
     2.60% EV ....        --            --            --          --         1,474
     2.65% EV ....        --            --            --          --           277
     2.70% EV ....        --            --            --          --           378
                        ----           ---         -----       -----     ---------
        Totals ...      $321           510         1,792       3,375     3,960,980
                        ====           ===         =====       =====     =========

                     FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     0.95% .......     $    --    2,042,627        --     2,120,481        --
     1.00% .......          --    1,113,814        --     1,264,302        --
     1.05% .......          --      252,938        --       212,653        --
     1.10% .......          --      270,975        --       221,367        --
     1.15% .......          --      131,260        --        94,448        --
     1.20% .......          --      860,417        --     1,035,040        --
     1.25% .......          --       89,652        --        94,486        --
     1.30% .......          --      158,687        --       248,125        --
     1.35% .......          --      182,445        --       152,739        --
     1.40% .......          --      108,653        --        77,394        --
     1.45% .......          --       16,736        --        16,284        --
     1.50% .......       4,260       65,511     2,695        59,669     1,205
     1.55% .......          --       20,992        --        15,033        --
     1.60% .......         645       40,782       844        18,536       311
     1.65% .......       2,013       58,868     1,690        51,209       680
     1.70% .......          --        7,729        --         8,375        --
     1.75% .......         562       19,470       888        16,662       471
     1.80% .......         394       27,614       877        14,504       103
     1.85% .......          --        5,150        --         2,468        --
     1.90% .......         260        1,405       303           556         2
     1.95% .......       2,030          874     1,169           304       451
     2.00% .......          49          136        21           295        28
     2.05% .......       1,141        8,722       830         3,416       697
     2.10% .......       1,448           --     1,439           815       258
     2.15% .......         157            7        32            --        --
     2.20% .......         838        3,282       452         1,196       297
     2.25% .......          --        1,686        --            22        --
     2.30% .......          --           --         1            --        --
     2.35% .......          88           --        21            --         2
     2.45% .......         101           --       218            --       124
     2.50% .......         636           --       840            --        --
     2.60% .......         707           --       374            --       105
     1.40% EV ....          --      929,488        --     1,024,086        --
     1.45% EV ....          --      426,462        --       638,906        --
     1.50% EV ....          --       50,075        --        67,029        --
     1.55% EV ....          --      326,180        --       260,579        --
     1.60% EV ....          --      123,607        --        83,437        --
     1.65% EV ....          --       47,135        --        62,207        --
     1.70% EV ....          --       43,813        --       106,252        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2
                     ----------   ---------   ---------   ---------   ---------
     1.75% EV ....          --       20,661        --        13,450        --
     1.80% EV ....          --       31,780        --        14,648        --
     1.85% EV ....          --       43,991        --        27,232        --
     1.90% EV ....          --        3,420        --        12,383        --
     1.95% EV ....          --       18,429        --        10,986        --
     2.00% EV ....          --       33,517        --        22,290        --
     2.05% EV ....          --       18,699        --         9,990        --
     2.10% EV ....          --        2,844        --         4,953        --
     2.15% EV ....          --        4,208        --         4,912        --
     2.20% EV ....          --        1,852        --         2,342        --
     2.25% EV ....          --        2,420        --         1,152        --
     2.30% EV ....          --        1,331        --           323        --
     2.35% EV ....          --           19        --            41        --
     2.40% EV ....          --        1,277        --            21        --
     2.45% EV ....          --          909        --            --        --
     2.50% EV ....          --           --        --            55        --
     2.55% EV ....          --          529        --            21        --
     2.60% EV ....          --          705        --           669        --
     2.65% EV ....          --            7        --             3        --
                       -------    ---------    ------     ---------     -----
        Totals ...     $15,329    7,623,790    12,694     8,098,346     4,734
                       =======    =========    ======     =========     =====

                     FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ---------   ---------   -----------   ----------   ----------
     0.95% .......    $618,099    329,963          --        24,709      1,891,541
     1.00% .......     282,120    134,528          --         5,640        980,427
     1.05% .......      93,057     36,122          --         1,150        169,741
     1.10% .......      57,147     15,009          --         3,366        139,455
     1.15% .......      21,447      7,843          --         1,812         61,998
     1.20% .......     263,833    201,049          --        15,870        772,138
     1.25% .......      25,420     11,899          --           765         64,516
     1.30% .......      44,232     30,956          --         3,203        139,922
     1.35% .......      32,805     13,166          --         2,436         97,127
     1.40% .......      25,087     15,003          --         6,663         50,164
     1.45% .......       1,932      2,101          --           118         10,118
     1.50% .......      12,664      7,277         403         1,144         66,752
     1.55% .......       4,193      1,630          --           329         19,728
     1.60% .......       5,416      2,505         218           976         14,353
     1.65% .......       8,497      5,362         753         1,999         50,422
     1.70% .......         674      1,530          --           111          6,007
     1.75% .......       2,507        871         291           198         12,489
     1.80% .......       4,510      2,567         334           301         21,804
     1.85% .......       1,001      2,922          --           332          1,850
     1.90% .......          33         64         253           166          1,112
     1.95% .......          --         --       1,449            --            266
     2.00% .......          12         --          18            --             26
     2.05% .......       2,410      1,642         605         1,345          5,361
     2.10% .......          --         --         586            --            131
     2.15% .......          --         --          34            --             15
     2.20% .......       1,576        885         688           291          3,031
     2.25% .......          14        183          --            25            901
     2.35% .......          --         --          27            --             --
     2.45% .......          --         --         212            --             --
     2.50% .......          --         --         107            --             --
     2.60% .......          --         --         129            --             --
     1.40% EV ....     197,906     87,197          --        10,639        616,311
     1.45% EV ....     110,425     54,601          --         2,758        401,331
     1.50% EV ....      20,532      4,010          --           475         39,475
     1.55% EV ....      69,654     18,038          --         3,749        181,035
     1.60% EV ....      24,916      8,656          --           939         67,501
     1.65% EV ....      13,512      4,422          --         1,166         30,704
     1.70% EV ....      13,985      3,089          --           338         24,397
     1.75% EV ....      16,481      2,043          --           180         11,548

     Continued        FidVIPHIS   FidVIPOvS   FidVIPOvS2R   FidVIPOvSR   FidVIPConS
                     ----------   ---------   -----------   ----------   ----------
     1.80% EV ....        3,117       1,581         --           570          9,118
     1.85% EV ....       10,264       5,025         --           774         27,222
     1.90% EV ....        1,014       1,394         --            36          9,172
     1.95% EV ....        3,926       1,912         --            18         14,252
     2.00% EV ....        4,423       2,330         --           105         21,103
     2.05% EV ....        2,178       1,132         --           320          9,182
     2.10% EV ....        6,797         682         --            83          4,797
     2.15% EV ....        4,497          75         --           203          6,802
     2.20% EV ....          832         134         --            78          2,174
     2.25% EV ....          170          39         --            10          1,262
     2.30% EV ....          154           6         --            16          2,578
     2.35% EV ....           --          --         --            --             96
     2.40% EV ....           --          --         --            40          4,206
     2.45% EV ....           --          --         --            --            451
     2.50% EV ....           --          --         --            --            582
     2.55% EV ....           --          --         --             7            316
     2.60% EV ....           --          --         --            98            465
     2.65% EV ....            2          --         --             3             56
     2.70% EV ....           --          --         --            29            249
     2.85% EV ....           --          --         --            --              5
                     ----------   ---------      -----        ------      ---------
        Totals ...   $2,013,471   1,021,443      6,107        95,583      6,067,785
                     ==========   =========      =====        ======      =========

                     FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......     $   --        425,152           1         2,676           1
     1.00% .......         --        289,769          --           941          --
     1.05% .......         --         54,476          --           344          --
     1.10% .......         --         13,672          --           930          --
     1.15% .......         --          5,676          --           262          --
     1.20% .......         --        119,461          --         2,566          --
     1.25% .......         --         13,582          --            46          --
     1.30% .......         --         24,804          --           462          --
     1.35% .......         --         11,813          --           828          --
     1.40% .......         --          8,740          --           442          --
     1.45% .......         --          2,346          --            --          --
     1.50% .......        987          6,439         617            97         252
     1.55% .......         --          2,664          --           609          --
     1.60% .......        700          1,648         413           675         149
     1.65% .......      1,016          5,666         335           268          29
     1.70% .......         --            879          --            39          --
     1.75% .......        742          1,251         157            90          55
     1.80% .......        275            861         176            43          23
     1.85% .......         --            463          --            11          --
     1.90% .......        472            166         138           182          49
     1.95% .......      1,784            144       1,100             7         396
     2.00% .......        111             --         164            56          --
     2.05% .......        720          1,247       1,158             4         132
     2.10% .......        818             --         520             3         218
     2.15% .......        347             --          46            --          75
     2.20% .......      1,104            314         674            30         366
     2.35% .......        124             --          --            --           2
     2.45% .......        105             --          51            --          --
     2.50% .......        146             --         123            --           1
     2.60% .......        249             --          57            --          26
     1.40% EV ....         --         76,142          --         1,783          --
     1.45% EV ....         --         50,408          --           316          --
     1.50% EV ....         --          5,138          --           113          --
     1.55% EV ....         --         27,145          --           346          --
     1.60% EV ....         --         10,041          --           162          --
     1.65% EV ....         --          4,907          --           427          --
     1.70% EV ....         --          5,927          --           158          --
     1.75% EV ....         --          3,273          --           211          --
     1.80% EV ....         --          1,591          --             7          --
     1.85% EV ....         --          4,027          --            24          --
     1.90% EV ....         --          2,278          --            --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS   FidVIPVaIS2
                     ----------   -----------   -----------   ----------   -----------
     1.95% EV ....         --          1,282          --            --           --
     2.00% EV ....         --          1,449          --           130           --
     2.05% EV ....         --            749          --           275           --
     2.10% EV ....         --            154          --            97           --
     2.15% EV ....         --          1,981          --           112           --
     2.20% EV ....         --            494          --            40           --
     2.25% EV ....         --             11          --            --           --
     2.30% EV ....         --             15          --           107           --
     2.35% EV ....         --             17          --            --           --
     2.40% EV ....         --              5          --            --           --
     2.45% EV ....         --             --          --           110           --
     2.65% EV ....         --             --          --             2           --
                       ------      ---------       -----        ------        -----
        Totals ...     $9,700      1,188,267       5,730        16,031        1,774
                       ======      =========       =====        ======        =====

                     FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     0.95% .......     $234       873     110,784      515,223        23,471
     1.00% .......       --        --      72,840      225,558         8,545
     1.05% .......       --        --      16,234       40,184         1,447
     1.10% .......       31     2,697       6,999       86,729         3,085
     1.15% .......       95       178      11,245       42,065         1,711
     1.20% .......       65     1,314      53,554      246,719         8,433
     1.25% .......       --        41       4,771       25,158           450
     1.30% .......       --        --      13,214       56,875         1,686
     1.35% .......       --       112       9,275       44,898         3,980
     1.40% .......      219       525       5,113       46,970           805
     1.45% .......       --        --       1,675        4,226           214
     1.50% .......      173       172       3,564       18,918           222
     1.55% .......      117     1,758       2,105       10,788           234
     1.60% .......      111       250       1,453       12,227            64
     1.65% .......      103       103       4,823       19,725         2,007
     1.70% .......      300       315         788        1,908            23
     1.75% .......       --        --       1,496       14,922           554
     1.80% .......       --        12       1,848        9,160           573
     1.85% .......       --        --         112        4,605            --
     1.90% .......       --        --          40          452            89
     1.95% .......       --        --           5          342            --
     2.00% .......       39       122          --          125            --
     2.05% .......       --        --         571        4,079           307
     2.10% .......       --        --         306          649            --
     2.15% .......       --        --          --            7            --
     2.20% .......       --        --           6        2,206            --
     2.25% .......       --        --          --          957            --
     1.40% EV ....       --        --      48,118      277,796        17,400
     1.45% EV ....       --        --      42,049      205,378         5,174
     1.50% EV ....       --        --       7,519       17,648           510
     1.55% EV ....       --        --      15,976      121,731         5,386
     1.60% EV ....       --        --      10,616       33,943           865
     1.65% EV ....       --        --       4,632       17,797           375
     1.70% EV ....       --        --         899       22,547         1,056
     1.75% EV ....       --        --         484        4,463            20
     1.80% EV ....       --        --         262        9,722         3,833
     1.85% EV ....       --        --       1,476       21,921           785
     1.90% EV ....       --        --         237        5,076            57
     1.95% EV ....       --        --         991        3,663            --
     2.00% EV ....       --        --       3,543       15,409           289
     2.05% EV ....       --        --         350        9,175           290
     2.10% EV ....       --        --         362        1,566           288
     2.15% EV ....       --        --           3        5,226           157
     2.20% EV ....       --        --         196        1,355            10
     2.25% EV ....       --        --          14        1,398            --
     2.30% EV ....       --        --          24        3,188             6
     2.35% EV ....       --        --          --           20            --

     Continued       FHCapAp   FHGrInc   GVITCVal   GVITDMidCapI   GVITEmMrkts
                     -------   -------   --------   ------------   -----------
     2.40% EV ....       --        --          --        8,637            --
     2.45% EV ....       --        --           1          286            --
     2.55% EV ....       --        --          --        1,100            --
     2.60% EV ....       --        --         143           --            --
     2.65% EV ....       --        --          --          243            --
     2.70% EV ....       --        --          45           89            --
                     ------     -----     -------    ---------        ------
        Totals ...   $1,487     8,472     460,761    2,225,052        94,401
                     ======     =====     =======    =========        ======

                     GVITEmMrkts3   GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth3
                     ------------   ----------   ----------   ----------   -----------
     0.95% .......     $ 7,691         351,926       116         4,358        8,749
     1.00% .......       3,000         157,960        --           835        3,276
     1.05% .......         461          41,629        --           210          524
     1.10% .......       1,469          49,801        --           932        1,138
     1.15% .......         601          21,755        --           500          784
     1.20% .......       3,063         202,525        --         1,160        2,669
     1.25% .......         283          12,247        17           118          387
     1.30% .......       1,332          34,311        --           228          591
     1.35% .......       2,067          38,905        --            31          281
     1.40% .......         642          20,574        --           326          614
     1.45% .......          36           4,610        --             9          134
     1.50% .......         296           9,763        --            13          177
     1.55% .......         146           6,954        --           523          472
     1.60% .......         556           5,250        --           969          782
     1.65% .......         534           6,599        --           119          735
     1.70% .......           7             773        --           110           27
     1.75% .......         204           7,072        --            97        2,581
     1.80% .......         404           6,078        --            59          138
     1.85% .......          59           1,687        --             1           97
     1.90% .......         512              59        --            --           --
     1.95% .......          --             111        --            --          273
     2.00% .......           4              26        --             2           57
     2.05% .......         244             796        --            --          160
     2.10% .......          --              76        --            --           15
     2.15% .......          --              --        --            --           76
     2.20% .......          --             961        --            --           12
     2.25% .......          13              --        --            --           --
     2.35% .......          --              --        --            --           54
     2.45% .......          --              --        --            --            9
     2.60% .......          --              --        --            --           26
     1.40% EV ....       3,895         147,893        --           642        4,206
     1.45% EV ....       5,341          60,224        --           671        5,666
     1.50% EV ....          66          10,440        --            12           19
     1.55% EV ....       2,364          53,837        --           214        3,070
     1.60% EV ....         879          21,199        --            33          445
     1.65% EV ....         586          11,179        --            61          213
     1.70% EV ....         211          11,068        --            --           96
     1.75% EV ....          23           7,341        --            94           --
     1.80% EV ....          86           1,031        --             6          161
     1.85% EV ....         105           9,035        --            81          139
     1.90% EV ....          25           2,716        --            --           16
     1.95% EV ....          29           1,033        --            62           64
     2.00% EV ....         257           6,494        --           244          619
     2.05% EV ....          98           3,703        --           261          289
     2.10% EV ....          48           1,270        --            19           38
     2.15% EV ....           3           2,341        --            16           68
     2.20% EV ....          22             726        --            35           26
     2.25% EV ....         154             100        --            16           41
     2.30% EV ....           1             132        --            48           --
     2.40% EV ....          --              49        --            --            5
     2.45% EV ....          25              --        --            68           --
     2.50% EV ....          --             220        --            --           --
     2.55% EV ....          --             110        --            --           --
     2.65% EV ....          --              --        --            --            1
                       -------       ---------       ---        ------       ------
        Totals ...     $37,842       1,334,589       133        13,183       40,020
                       =======       =========       ===        ======       ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                     GVITGlTech   GVITGlTech3   GVITGlUtl1   GVITGlUtl3   GVITGvtBd
                     ----------   -----------   ----------   ----------   ---------
     0.95% .......     $14,374        3,379         73            482     2,539,074
     1.00% .......       7,231        1,088         --            174     1,293,960
     1.05% .......         403          406         --             21       281,635
     1.10% .......       3,257          638         --             72       353,607
     1.15% .......       1,087          428         --             26       183,808
     1.20% .......       8,366        2,323         --            635     1,072,575
     1.25% .......         631          152          8             24        88,415
     1.30% .......         482          453         --              4       228,917
     1.35% .......         491           69         --             57       208,063
     1.40% .......         552          263         --            111       164,113
     1.45% .......         279            1         --             --        14,888
     1.50% .......         573           27         --              6        55,621
     1.55% .......         718          117         --             29        48,416
     1.60% .......         338            7         --            198        44,619
     1.65% .......          69          208         --             45        54,950
     1.70% .......         108           23         --              2         9,707
     1.75% .......         102          351         --             --        35,627
     1.80% .......         329           64         --             --        28,099
     1.85% .......         167           19         --            132         4,686
     1.90% .......         218           --         --             --         1,508
     1.95% .......          --           --         --            134           261
     2.00% .......          --           --         --             --         1,483
     2.05% .......          30            3         --             21         6,434
     2.10% .......          --           --         --             --         1,020
     2.15% .......          --           --         --             --             8
     2.20% .......         167           11         --             --         4,587
     2.25% .......          --           --         --             --         4,246
     1.40% EV ....      11,172        1,427         --          1,384     1,157,440
     1.45% EV ....       4,645        1,010         --            118       492,665
     1.50% EV ....         901            2         --             --        68,257
     1.55% EV ....       6,346          550         --             49       562,787
     1.60% EV ....       1,452          565         --            123       145,310
     1.65% EV ....       1,025           36         --              3        72,926
     1.70% EV ....         853          123         --             --        62,345
     1.75% EV ....         277           44         --             39        31,530
     1.80% EV ....          90           11         --             --        61,820
     1.85% EV ....         588           31         --             27        61,090
     1.90% EV ....          14           --         --             --         7,493
     1.95% EV ....          15            6         --              8        19,157
     2.00% EV ....         374           59         --              2        54,395
     2.05% EV ....         187           57         --            335        19,935
     2.10% EV ....         195           41         --             84        12,968
     2.15% EV ....          90           75         --              5        12,971
     2.20% EV ....           3           --         --             --           522
     2.25% EV ....          --            1         --             49         3,796
     2.30% EV ....          --           --         --             --         9,751
     2.35% EV ....          --           18         --             --             5
     2.40% EV ....          --           --         --              6        12,655
     2.45% EV ....          --           --         --             --           827
     2.50% EV ....          --           --         --             --             1
     2.55% EV ....          --           --         --             --         2,315
     2.60% EV ....          --           --         --             --            71
     2.65% EV ....          --           --         --             --           288
                       -------       ------        ----         -----     ---------
        Totals ...     $68,199       14,086         81          4,405     9,603,647
                       =======       ======        ====         =====     =========

                     GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     0.95% .......    $     1       492,177       9,030      41,429      90,677
     1.00% .......         --       272,641       2,551      24,707      21,230
     1.05% .......         --        56,061         253       2,603       4,290
     1.10% .......         --        24,979       2,707      14,009      36,664
     1.15% .......         --         8,809       1,252      12,171      20,489

     Continued       GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                     ----------   ----------   ---------   ---------   ---------
     1.20% .......         --        77,979       4,083      27,847      58,696
     1.25% .......         --         9,299       7,479       8,632       9,169
     1.30% .......         --        28,967         257       8,077       9,045
     1.35% .......         --         8,155       1,571      11,190      22,691
     1.40% .......         --         6,215       1,882       6,148      22,808
     1.45% .......         --         2,583           4          --         633
     1.50% .......      7,803         3,720       1,296       2,323       5,883
     1.55% .......         --         1,106         166       1,107       5,662
     1.60% .......      1,003         1,328       2,184      14,827      16,017
     1.65% .......      6,543         3,826       2,544       1,911       7,436
     1.70% .......         --           198           3         671         791
     1.75% .......        697         1,602         781       6,754      14,732
     1.80% .......        792           255       3,342       3,160       3,989
     1.85% .......         --           119           8          51       2,952
     1.90% .......      1,805            87          --          12       5,196
     1.95% .......      3,940           178         235         447       3,122
     2.00% .......        454            --          --         201          95
     2.05% .......      2,708           244         393          34         851
     2.10% .......      5,237            --         457         609       2,496
     2.15% .......        222            --          --          --       1,836
     2.20% .......      1,870            --         590       1,843       2,450
     2.25% .......         --            --          --          --         529
     2.35% .......         63            --          --          47         227
     2.45% .......        417            --          --          --         702
     2.50% .......      1,818            --           2           7         753
     2.60% .......        394            --         319          55          68
     1.40% EV ....         --        64,880       8,367      44,607      53,428
     1.45% EV ....         --        36,469       1,640      18,153      19,867
     1.50% EV ....         --         1,841          13       4,924       2,557
     1.55% EV ....         --         9,618       5,126      19,217      37,460
     1.60% EV ....         --         2,696       1,548      10,489      11,641
     1.65% EV ....         --         2,026       1,163       9,455       4,909
     1.70% EV ....         --         4,038       1,356       2,080       6,618
     1.75% EV ....         --           616           7         881       4,838
     1.80% EV ....         --           820         177         266       1,711
     1.85% EV ....         --         3,086         959       5,217      13,137
     1.90% EV ....         --           180          --          --         142
     1.95% EV ....         --           303          23       1,797       2,596
     2.00% EV ....         --         2,462         853         453       8,318
     2.05% EV ....         --           572         254       1,774       4,134
     2.10% EV ....         --            79         214         123         358
     2.15% EV ....         --           414          --         596       1,377
     2.20% EV ....         --           158          --          --       1,079
     2.25% EV ....         --           356         480         165          66
     2.30% EV ....         --            41          --           2          97
     2.35% EV ....         --            10          --          --          --
     2.40% EV ....         --            --         369           1         161
     2.45% EV ....         --           158          --          --          49
     2.60% EV ....         --            --          --         453          --
     2.65% EV ....         --            --          13          16          15
                      -------     ---------      ------     -------     -------
        Totals ...    $35,767     1,131,351      65,951     311,541     546,737
                      =======     =========      ======     =======     =======

                     GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     0.95% .......     $ 31,398        47,305        5,079           799        426,659
     1.00% .......        5,584        22,321          749           386        209,550
     1.05% .......        1,579         1,846          387           168         47,069
     1.10% .......       10,857        20,132          417           733         50,213
     1.15% .......       14,653        12,338          525           208         20,207
     1.20% .......       12,765        27,298        4,964         1,671        166,158
     1.25% .......       10,945         3,807          324            83         18,553
     1.30% .......        3,513         3,511          531             1         34,348
     1.35% .......        9,435        12,167          547           302         27,255
     1.40% .......       15,956        10,376          534           440         32,521

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal
                     ------------   ------------   ----------   -----------   ---------
     1.45% .......        1,099           147           50            --          1,684
     1.50% .......        5,914         4,808          106            66          7,176
     1.55% .......        6,254         1,227           95            --          8,196
     1.60% .......        6,671         9,121           --           106          2,987
     1.65% .......        4,270         1,430           63            78          7,069
     1.70% .......          801           868            7             3            566
     1.75% .......        8,500        14,131           20             9          6,654
     1.80% .......        4,984         6,742          115           135          3,608
     1.85% .......        1,172         2,782          319            93          2,284
     1.90% .......          182           360           42            --             84
     1.95% .......        2,036         2,044           --            --            267
     2.00% .......          136           446           --            --             28
     2.05% .......        4,047         1,055           --            44            414
     2.10% .......          579           900           --            --            307
     2.15% .......        2,145           169           --            --             --
     2.20% .......        3,303           193            1            --            177
     2.25% .......          268            --           --            --             --
     2.35% .......           78            30           --            --             --
     2.45% .......          260            18           --            --             --
     2.50% .......          147           250           --            --             --
     2.60% .......          687           247           --            --             --
     1.40% EV ....       24,996        37,152        4,138         1,256        168,123
     1.45% EV ....        5,612        18,880          304            18         98,728
     1.50% EV ....          912         7,416           41            23          9,491
     1.55% EV ....       17,772        25,010        1,287           508         89,610
     1.60% EV ....        3,384         8,496        1,252           255         17,232
     1.65% EV ....        1,198         4,335           84            38         12,862
     1.70% EV ....        1,327         3,705        1,034            39          9,713
     1.75% EV ....          426         1,830           --            69          4,949
     1.80% EV ....        1,407         1,497           21             6          2,521
     1.85% EV ....        6,523         3,374          288            16          9,860
     1.90% EV ....          348           270          135            --          1,841
     1.95% EV ....        1,818           508           --            --          4,274
     2.00% EV ....        2,196           988           --            --          5,733
     2.05% EV ....          100         1,845            5             2          3,140
     2.10% EV ....          403            32            7            --            535
     2.15% EV ....          398         1,935           --            --          2,981
     2.20% EV ....          773            69           --            --          1,370
     2.25% EV ....          344           445           --            --            261
     2.30% EV ....          133            10           --            --          1,504
     2.35% EV ....           --            --           --            --             19
     2.40% EV ....          760             1           --            --          3,201
     2.55% EV ....          124            --           --            --            151
     2.65% EV ....           52            16           --            --             63
     2.85% EV ....            5            --           --            --             --
                       --------       -------       ------         -----      ---------
        Totals ...     $241,229       325,883       23,471         7,555      1,522,196
                       ========       =======       ======         =====      =========

                     GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     0.95% .......      $451,466      3,091,257       1        13,166       68,850
     1.00% .......       203,670      1,287,279      --         7,079       31,966
     1.05% .......        53,451        272,496      --           754        9,539
     1.10% .......        37,342        350,386      --         1,385          422
     1.15% .......        26,916        154,857      --           391          152
     1.20% .......       196,660      3,462,985      --         6,956       15,201
     1.25% .......        13,431        121,799      --           907        1,835
     1.30% .......        46,431        422,152      --         1,317        4,013
     1.35% .......        29,570        380,874      --           437          812
     1.40% .......        18,913        206,280      --           450          607
     1.45% .......         4,062         16,619      --            13          318
     1.50% .......        11,841        137,662      --         1,142        1,514
     1.55% .......         2,928         34,397      --            87           78

     Continued       GVITMMultiSec   GVITMyMkt    GVITLead   GVITLead3   GVITNStrVal
                     -------------   ----------   --------   ---------   -----------
     1.60% .......         4,759         35,044      --           281           19
     1.65% .......        10,156         67,616      --           194          245
     1.70% .......         1,704         20,210      --             9           --
     1.75% .......         5,795         62,339      --            30           --
     1.80% .......         4,590         29,325      --           113          111
     1.85% .......         1,045         36,191      --            11           --
     1.90% .......           266          1,768      --           187           --
     1.95% .......           634          2,364      --            --           --
     2.00% .......            21            594      --            --           --
     2.05% .......         3,913         12,424      --           387           --
     2.10% .......           105          6,195      --             2           --
     2.15% .......            --          1,214      --            --           --
     2.20% .......         2,244          9,987      --            18           --
     2.25% .......            29          3,764      --            --           --
     2.35% .......           107             44      --            --           --
     2.45% .......           228            127      --            --           --
     2.50% .......           164             --      --            --           --
     2.60% .......           199            315      --            --           --
     1.40% EV ....       223,415      1,967,502      --         7,038        4,344
     1.45% EV ....        88,989        857,932      --         9,299        6,330
     1.50% EV ....        15,539        135,510      --           536        2,106
     1.55% EV ....        55,530        740,633      --         3,361          342
     1.60% EV ....        24,037        217,443      --           834           --
     1.65% EV ....        12,370         85,392      --         1,384        1,195
     1.70% EV ....        15,894         87,203      --           302           --
     1.75% EV ....         6,508         48,486      --           159          101
     1.80% EV ....         4,817         38,793      --         3,816           --
     1.85% EV ....         8,526         92,091      --             7          497
     1.90% EV ....           955         28,523      --            --           38
     1.95% EV ....         1,737         31,103      --           161           16
     2.00% EV ....         3,577         70,601      --           313           --
     2.05% EV ....         3,921         18,825      --           164           --
     2.10% EV ....           126         12,018      --            --           25
     2.15% EV ....         4,195         11,793      --            80           --
     2.20% EV ....           297          7,614      --            13           --
     2.25% EV ....             3          1,744      --            41           --
     2.30% EV ....           777          4,177      --            45           --
     2.35% EV ....            --            146      --            --           --
     2.40% EV ....            --             15      --            --           --
     2.45% EV ....            --            152      --            58           --
     2.50% EV ....            --              1      --            --           --
     2.60% EV ....           118             --      --            --           --
     2.65% EV ....            --              2      --            --           --
                      ----------     ----------     ---        ------      -------
        Totals ...    $1,603,971     14,686,263       1        62,927      150,676
                      ==========     ==========     ===        ======      =======

                     GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     0.95% .......     $199,358        --          1,193,339           1          863,029
     1.00% .......       89,155        --            434,927          --          387,456
     1.05% .......       12,508        --             87,182          --           66,560
     1.10% .......       41,600        --            139,295          --           84,764
     1.15% .......       17,641        --             61,719          --           40,780
     1.20% .......      123,814        --            446,438          --          394,152
     1.25% .......       10,653        --             33,443          --           27,580
     1.30% .......       29,708        --             95,452          --           73,679
     1.35% .......       25,244        --             90,090          --           46,934
     1.40% .......       21,366        --             53,363          --           46,193
     1.45% .......        2,804        --              9,872          --            6,792
     1.50% .......        8,961       225             28,400         144           28,368
     1.55% .......        7,041        --             15,400          --           11,111
     1.60% .......        6,109         5             19,617          21           10,916
     1.65% .......       11,509       283             25,159         480           24,500
     1.70% .......        1,256        --             12,757          --            1,847
     1.75% .......        4,209        52             16,005          45            8,590
     1.80% .......        4,641        72              9,956          70           10,523

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                     -----------   ------------   ------------   -------------   ----------
     1.85% .......           477          --            2,265           --            3,662
     1.90% .......           608          19            2,410          136            1,176
     1.95% .......           135         276              254          431              162
     2.00% .......            15          --              105           15               80
     2.05% .......         3,347         274            4,214          429            5,153
     2.10% .......            --         210               --          263               --
     2.15% .......            --          36                6           62               14
     2.20% .......           999          29            4,293          261            1,121
     2.25% .......            26          --              532           --              483
     2.35% .......            --          18               --           55               --
     2.60% .......            --          17               --           24               --
     1.40% EV ....       155,483          --          469,153           --          324,131
     1.45% EV ....       125,694          --          260,990           --          182,742
     1.50% EV ....        10,990          --           24,586           --           15,721
     1.55% EV ....        55,657          --          196,557           --           93,898
     1.60% EV ....        18,879          --           51,154           --           30,055
     1.65% EV ....         7,559          --           35,386           --           23,184
     1.70% EV ....        12,448          --           34,348           --           18,718
     1.75% EV ....         1,338          --           10,773           --            6,170
     1.80% EV ....         4,072          --           15,338           --            6,916
     1.85% EV ....         8,567          --           31,648           --           30,400
     1.90% EV ....         2,054          --            7,964           --            3,557
     1.95% EV ....         2,339          --            6,887           --            7,959
     2.00% EV ....         7,959          --           25,442           --            8,712
     2.05% EV ....         3,018          --           13,472           --            7,494
     2.10% EV ....         1,822          --            3,327           --            1,925
     2.15% EV ....           941          --            7,972           --            1,316
     2.20% EV ....           595          --            1,644           --              778
     2.25% EV ....           191          --              971           --              514
     2.30% EV ....            32          --            3,223           --              723
     2.35% EV ....            46          --               44           --               --
     2.40% EV ....            15          --            6,299           --              664
     2.45% EV ....            --          --              154           --               --
     2.50% EV ....            --          --               --           --               80
     2.55% EV ....            --          --              932           --               55
     2.65% EV ....             1          --              181           --               33
     2.70% EV ....            --          --               --           --               87
     2.85% EV ....            --          --                4           --               --
                      ----------       -----        ---------        -----        ---------
        Totals ...    $1,042,884       1,516        3,994,942        2,437        2,911,457
                      ==========       =====        =========        =====        =========

                     GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     0.95% .......       $ --        267,777     1,955,977         1         9,243
     1.00% .......         --        138,083     1,120,129        --         5,042
     1.05% .......         --         16,888       183,839        --            31
     1.10% .......         --         31,573       150,714        --         1,622
     1.15% .......         --         13,462        57,903        --         1,097
     1.20% .......         --        125,506       269,231        --         3,859
     1.25% .......         --         12,966        40,369        --           334
     1.30% .......         --         36,974        52,325        --         1,594
     1.35% .......         --         12,476        47,956        --           908
     1.40% .......         --         12,244        37,288        --           190
     1.45% .......         --          2,474        14,168        --           226
     1.50% .......        424         10,507        29,166       854            26
     1.55% .......         --          2,728         6,113        --            --
     1.60% .......        651          2,004         9,256       246            24
     1.65% .......         99          3,523        14,503       627            46
     1.70% .......         --            296         3,249        --            19
     1.75% .......        325          3,102         2,978        70            --
     1.80% .......        429          3,344         3,338        90            --
     1.85% .......         --            220           853        --           103
     1.90% .......        219            239           545        10            --

     Continued       GVITSmComp2   GVITSMdCpGr   GVITTotRt   GVITTotRt2   GVITTGroFoc
                     -----------   -----------   ---------   ----------   -----------
     1.95% .......         454            131          126        178            --
     2.00% .......          65             82           10         --            --
     2.05% .......         361            755        1,268         72            --
     2.10% .......         414             --          267        595            --
     2.20% .......         489              1          548         80            --
     2.25% .......          --             13          426         --            --
     2.45% .......          88             --           --         --            --
     2.50% .......          61             --           --         --            --
     2.60% .......         125             --           --          8            --
     1.40% EV ....          --        125,182      441,830         --         5,978
     1.45% EV ....          --        134,977      271,059         --        21,978
     1.50% EV ....          --          9,210       28,219         --         1,031
     1.55% EV ....          --         53,210      130,556         --         2,990
     1.60% EV ....          --         14,358       24,365         --           609
     1.65% EV ....          --          8,251       26,006         --         1,007
     1.70% EV ....          --          6,992       24,770         --         1,144
     1.75% EV ....          --            655        7,130         --           104
     1.80% EV ....          --          2,536        6,020         --             5
     1.85% EV ....          --          7,599       21,595         --           310
     1.90% EV ....          --          3,586        3,843         --            --
     1.95% EV ....          --          3,005        4,215         --            --
     2.00% EV ....          --          5,761        6,190         --            37
     2.05% EV ....          --          2,601        3,295         --           270
     2.10% EV ....          --            946        1,866         --            --
     2.15% EV ....          --          1,790        2,619         --            --
     2.20% EV ....          --            757          951         --            --
     2.25% EV ....          --            439          266         --            --
     2.30% EV ....          --            158          705         --            --
     2.35% EV ....          --             25           18         --            15
     2.40% EV ....          --             88          368         --            --
     2.45% EV ....          --             19          616         --            --
     2.50% EV ....          --             --           39         --            --
                        ------      ---------    ---------      -----        ------
        Totals ...      $4,204      1,079,513    5,009,086      2,831        59,842
                        ======      =========    =========      =====        ======

                     GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp   JanGlTechS2
                     ------------   ----------   ---------   --------   -----------
     0.95% .......      $1,168         3,373      119,249     598,825      9,476
     1.00% .......         157           910       53,833     296,532      3,922
     1.05% .......         278           183       12,614      42,917        620
     1.10% .......          83           879        4,752      83,857      2,151
     1.15% .......           5           611        2,670      40,660      1,032
     1.20% .......         407         1,819       47,322     449,661      5,240
     1.25% .......           3            56        3,466      39,995      1,539
     1.30% .......          17           319       18,550     141,346      1,934
     1.35% .......         358           290        4,805      57,539      1,801
     1.40% .......          --           302        2,133      44,060      2,515
     1.45% .......          --           236          234       7,647        290
     1.50% .......          --           102        1,233      42,665        686
     1.55% .......          --            54          578      11,009        183
     1.60% .......          32            82          592      11,097        199
     1.65% .......         129           361        1,685      29,337      1,631
     1.70% .......          --           333          118       5,224         17
     1.75% .......          --           516          378       6,999        153
     1.80% .......          --            68        2,091      11,677        345
     1.85% .......          --             1          362       1,336         54
     1.90% .......          --            --           --         190         48
     1.95% .......          --            --           --          71         --
     2.00% .......          --            69           --          25         --
     2.05% .......          --            67          246       3,498        534
     2.10% .......          --             3           46          --         --
     2.15% .......          --            --            2          --         --
     2.20% .......          --            --          711       1,791         52
     2.25% .......          --            --           --         133         13
     2.50% .......          --             1           --          --         --
     2.60% .......          --             3           --          --         --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITTGroFoc3   GVITUSGro3   GVITWLead   JanCapAp    JanGlTechS2
                     ------------   ----------   ---------   ---------   -----------
     1.40% EV ....         715         1,167       29,652      660,402      12,031
     1.45% EV ....         567        13,851       12,317      454,649       5,947
     1.50% EV ....          --            11        1,221       51,459         399
     1.55% EV ....         154         1,558        7,177      162,816       4,138
     1.60% EV ....          --            85        3,683       54,458       1,200
     1.65% EV ....          22            64        1,541       48,497       1,003
     1.70% EV ....          66           646          516       33,204       1,729
     1.75% EV ....          --            12          339        7,155          40
     1.80% EV ....          --            20          116        9,464         774
     1.85% EV ....          32            16        2,673       34,081       3,540
     1.90% EV ....          --             5          249       11,935          60
     1.95% EV ....          --            54          245       16,949           6
     2.00% EV ....           9           257        1,528       13,090         324
     2.05% EV ....          --           482          597        7,627         314
     2.10% EV ....          --            --          281        3,542          34
     2.15% EV ....          --            29        1,179        4,530           4
     2.20% EV ....          --            41           36          688          --
     2.25% EV ....          --           159          114        1,103          31
     2.30% EV ....          --             1        1,342          160          66
     2.35% EV ....          --            --           17           51          --
     2.40% EV ....          --            --        3,538           94          --
     2.45% EV ....          --            --           --          105          --
     2.50% EV ....          --            --           98          369          --
     2.55% EV ....          --            --          417           --          --
     2.60% EV ....          --            --           --          215          --
     2.65% EV ....          --            --           23           --          --
     2.70% EV ....          --            --           --          137          --
                        ------        ------      -------    ---------      ------
        Totals ...      $4,202        29,096      346,569    3,504,871      66,075
                        ======        ======      =======    =========      ======

                     JanGlTech   JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ---------   -----------   ---------   ------------   -----------
     0.95% .......    $208,336      27,342      424,551          --            --
     1.00% .......     112,806       9,311      194,829          --            --
     1.05% .......      15,348       3,149       27,421          --            --
     1.10% .......      23,380       9,707       63,339          --            --
     1.15% .......      12,155       3,772       29,060          --            --
     1.20% .......     148,524      24,177      370,312          --            --
     1.25% .......      15,369       3,301       25,215          --            --
     1.30% .......      30,082       5,525       67,580          --            --
     1.35% .......      13,314       5,457       29,818          --            --
     1.40% .......      11,283       3,911       21,647          --            --
     1.45% .......       2,913       1,016        4,839          --            --
     1.50% .......      12,455       2,768       28,594         533            94
     1.55% .......       1,663         783        5,387          --            --
     1.60% .......       1,696       1,517        4,375         256            16
     1.65% .......       7,165       2,520       13,948         391           262
     1.70% .......         639         140        2,503          --            --
     1.75% .......         655       1,637        2,592         261            15
     1.80% .......       1,781         501        8,631         347            59
     1.85% .......         235         191        1,280          --            --
     1.90% .......         186          91           19          81            48
     1.95% .......         111          12           --         702           302
     2.00% .......          14          --            9          67            --
     2.05% .......       1,067         625          189         394            89
     2.10% .......          --          --           --         582            13
     2.15% .......          --          --           --          21            --
     2.20% .......         711          31        1,728         249           262
     2.25% .......          --          --          612          --            --
     2.45% .......          --          --           --          64            --
     2.50% .......          --          --           --         173           372
     2.60% .......          --          --           --         156            --
     1.40% EV ....     230,708      25,109      418,632          --            --

     Continued       JanGlTech    JanIntGroS2   JanIntGro   MFSMidCapGrS   MFSNewDiscS
                     ----------   -----------   ---------   ------------   -----------
     1.45% EV ....      158,639      13,432       288,803         --             --
     1.50% EV ....       21,555         874        37,936         --             --
     1.55% EV ....       50,068       7,087        81,668         --             --
     1.60% EV ....       19,959       3,948        34,581         --             --
     1.65% EV ....       16,278       2,624        25,765         --             --
     1.70% EV ....        9,834       4,407        21,459         --             --
     1.75% EV ....        1,118         457         4,390         --             --
     1.80% EV ....        2,391         956         7,026         --             --
     1.85% EV ....        9,438       1,919        19,723         --             --
     1.90% EV ....        3,000       1,259         5,994         --             --
     1.95% EV ....        2,600         402         4,977         --             --
     2.00% EV ....        4,048       1,150        10,108         --             --
     2.05% EV ....        2,770         490         5,223         --             --
     2.10% EV ....        1,482         180         2,628         --             --
     2.15% EV ....          681          --           799         --             --
     2.20% EV ....          371           5           724         --             --
     2.25% EV ....           73          39           437         --             --
     2.30% EV ....           74           4           176         --             --
     2.35% EV ....           25          --            24         --             --
     2.40% EV ....            2          --             4         --             --
     2.45% EV ....            4          --             6         --             --
     2.50% EV ....           --          14            62         --             --
                     ----------     -------     ---------      -----          -----
        Totals ...   $1,157,006     171,840     2,299,623      4,277          1,532
                     ==========     =======     =========      =====          =====

                     MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     0.95% .......    $ --         --           1         357,560     549,754
     1.00% .......      --         --          --         182,181     297,678
     1.05% .......      --         --          --          40,389      52,878
     1.10% .......      --         --          --          33,428      65,582
     1.15% .......      --         --          --          20,335      30,175
     1.20% .......      --         --          --         154,057     270,105
     1.25% .......      --         --          --          14,115      26,247
     1.30% .......      --         --          --          36,406      61,289
     1.35% .......      --         --          --          32,190      34,614
     1.40% .......      --         --          --          23,528      33,689
     1.45% .......      --         --          --           4,701       3,975
     1.50% .......     225        127          13          12,056      18,792
     1.55% .......      --         --          --           6,209       4,286
     1.60% .......     134         98          --           7,041       8,585
     1.65% .......     416         25           9           8,048      16,581
     1.70% .......      --         --          --             318       4,296
     1.75% .......     243         29          17           4,485       7,368
     1.80% .......      11         --          --           3,980       5,202
     1.85% .......      --         --          --             920         805
     1.90% .......      92         --          --             383         929
     1.95% .......     420        118          --              --         100
     2.00% .......     197         85          --              14          26
     2.05% .......     391        388          73             395       1,974
     2.10% .......     457        117          79              --         205
     2.15% .......      32         --         125              14          --
     2.20% .......      94        260           6             347       1,419
     2.25% .......      --         --          --             830          48
     2.35% .......      --         --          69              --          --
     2.45% .......      62         23          --              --          --
     2.50% .......       6         70          --              --          --
     2.60% .......      36          5          12              --          --
     1.40% EV ....      --         --          --         130,007     310,529
     1.45% EV ....      --         --          --          74,557     283,993
     1.50% EV ....      --         --          --           7,820      18,500
     1.55% EV ....      --         --          --          57,516     102,876
     1.60% EV ....      --         --          --          18,756      33,284
     1.65% EV ....      --         --          --           9,474      21,547
     1.70% EV ....      --         --          --          12,181      17,950

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTMCGr
                     -------   ---------   ----------   ----------   ---------
     1.75% EV ....       --         --         --            2,639       5,479
     1.80% EV ....       --         --         --            3,074       4,381
     1.85% EV ....       --         --         --           14,495      17,559
     1.90% EV ....       --         --         --            2,738       4,664
     1.95% EV ....       --         --         --            5,368       4,948
     2.00% EV ....       --         --         --           10,908       8,085
     2.05% EV ....       --         --         --            7,486       5,667
     2.10% EV ....       --         --         --            1,205       2,032
     2.15% EV ....       --         --         --            1,518       2,608
     2.20% EV ....       --         --         --              482       1,665
     2.25% EV ....       --         --         --               84         299
     2.30% EV ....       --         --         --              550         429
     2.35% EV ....       --         --         --               --          28
     2.40% EV ....       --         --         --               --           9
     2.65% EV ....       --         --         --               --           1
                     ------      -----        ---        ---------   ---------
        Totals ...   $2,816      1,345        404        1,304,788   2,343,135
                     ======      =====        ===        =========   =========

                     NBAMTPart   OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ---------   ---------   ---------   ---------   --------
     0.95% .......    $417,411     680,643   1,280,608        --      403,892
     1.00% .......     264,323     355,568     631,035        --      126,898
     1.05% .......      48,117      58,189     101,629        --       18,341
     1.10% .......      20,627      92,336     227,698        --      106,310
     1.15% .......       7,198      31,654     105,545        --       56,719
     1.20% .......     111,145     250,558     554,337        --      446,312
     1.25% .......       7,981      36,525      67,176        --       29,565
     1.30% .......      18,848      62,958     123,754        --       64,610
     1.35% .......      21,244      33,983     129,009        --       79,268
     1.40% .......      11,734      26,937      88,973        --       58,026
     1.45% .......         985       7,130      17,392        --        8,375
     1.50% .......       3,468      23,264      55,634     2,391       22,663
     1.55% .......       1,522       9,073      22,581        --       12,678
     1.60% .......       2,814       7,787      30,774       622       18,426
     1.65% .......       4,736      17,217      45,738     1,111       30,912
     1.70% .......         101       2,728       4,693        --        1,327
     1.75% .......         890       2,738      16,894       649       12,525
     1.80% .......       1,434       5,635      21,980     1,176       20,376
     1.85% .......         349         775       7,548        --        4,033
     1.90% .......          --       1,074       2,619       234        1,038
     1.95% .......          --          49         538       961          485
     2.00% .......           2          --         296         9          335
     2.05% .......         452       1,083       4,794       881        2,818
     2.10% .......          --           5          97     1,548          215
     2.15% .......          --          --          16       205           14
     2.20% .......         351       1,214       2,797       250        1,308
     2.25% .......           6          18       1,122        --          570
     2.35% .......          --          --          --         3           --
     2.45% .......          --          --          --        38           --
     2.50% .......          --          --          --       773           --
     2.60% .......          --          --          --       231           --
     1.40% EV ....      68,674     306,749     552,911        --      286,087
     1.45% EV ....      74,764     253,723     386,204        --      134,638
     1.50% EV ....       3,768      26,154      34,832        --       16,700
     1.55% EV ....      37,212      79,439     244,164        --      139,158
     1.60% EV ....       9,140      22,996      72,934        --       41,438
     1.65% EV ....       3,875      23,592      39,701        --       21,192
     1.70% EV ....       4,367      19,219      77,765        --       28,877
     1.75% EV ....       1,471       3,103      15,271        --        8,753
     1.80% EV ....       5,323       4,476      11,863        --        7,429
     1.85% EV ....       2,516      18,982      50,652        --       11,655
     1.90% EV ....         213       4,438       9,599        --        5,497
     1.95% EV ....         305       6,768       7,438        --        7,396

     Continued       NBAMTPart    OppAggGro   OppCapAp    OppCapApS   OppGlSec
                     ----------   ---------   ---------   ---------   ---------
     2.00% EV ....        1,225       6,065      29,675         --        9,915
     2.05% EV ....        2,327       4,623      12,428         --        8,739
     2.10% EV ....          258       2,122       3,728         --        1,566
     2.15% EV ....          340       1,558       6,997         --        2,680
     2.20% EV ....          132       1,224       2,027         --          442
     2.25% EV ....           16         361       1,858         --          470
     2.30% EV ....           --         418       2,469         --          274
     2.35% EV ....           22           2          43         --           --
     2.40% EV ....           --          18       4,416         --          403
     2.45% EV ....           --          --         706         --           42
     2.50% EV ....           --          75         141         --            1
     2.55% EV ....           --           2         916         --          284
     2.60% EV ....           --          29          --         --           --
     2.65% EV ....           --           1         188         --            1
     2.70% EV ....           --         223          79         --           84
     2.85% EV ....           --          --          --         --            4
                     ----------   ---------   ---------     ------    ---------
        Totals ...   $1,161,686   2,495,501   5,114,282     11,082    2,261,764
                     ==========   =========   =========     ======    =========

                     OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBdS   StOpp2
                     ---------   ----------   -----------   -----------   -------
     0.95% .......     $   --      970,715           1           52       364,266
     1.00% .......         --      519,101          --           --       129,207
     1.05% .......         --       94,355          --           --        16,694
     1.10% .......         --      128,818          --           --       100,009
     1.15% .......         --       64,926          --           --        59,452
     1.20% .......         --      474,795          --           --       336,406
     1.25% .......         --       59,597          --           --        34,773
     1.30% .......         --      117,015          --           --        60,660
     1.35% .......         --       83,656          --           --        73,087
     1.40% .......         --       66,232          --           --        49,079
     1.45% .......         --       14,283          --           --         3,390
     1.50% .......      1,177       52,442         722          234        31,722
     1.55% .......         --       14,841          --           --         8,849
     1.60% .......      1,188       12,570         471          229        19,664
     1.65% .......        833       45,204       2,051          338        28,627
     1.70% .......         --        4,144          --           --         2,325
     1.75% .......      1,053        8,828         562          106        15,283
     1.80% .......      1,144       22,700         291           55        17,633
     1.85% .......         --        3,191          --           --         3,846
     1.90% .......        457        1,423         286           32         1,308
     1.95% .......      1,375          521         736          347           417
     2.00% .......         60           40          72           --            48
     2.05% .......      1,645        1,970         991          387         6,177
     2.10% .......      1,276           --         707          208            --
     2.15% .......        170           --          66          124            13
     2.20% .......      1,503        4,879       1,072          657         3,266
     2.25% .......         --          399          --           --           161
     2.35% .......         64           --          11           70            --
     2.45% .......        105           --          63            1            --
     2.50% .......        123           --           6            7            --
     2.60% .......        172           --          81          116            --
     1.40% EV ....         --      599,203          --           --       228,259
     1.45% EV ....         --      429,353          --           --       190,305
     1.50% EV ....         --       41,100          --           --        14,640
     1.55% EV ....         --      197,575          --           --       147,047
     1.60% EV ....         --       70,741          --           --        43,310
     1.65% EV ....         --       34,408          --           --        18,659
     1.70% EV ....         --       24,372          --           --        23,020
     1.75% EV ....         --        9,298          --           --         9,409
     1.80% EV ....         --       11,201          --           --         7,249
     1.85% EV ....         --       35,202          --           --        13,149
     1.90% EV ....         --        7,101          --           --         2,210
     1.95% EV ....         --        8,227          --           --         9,589
     2.00% EV ....         --       20,174          --           --        15,131

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppGlSecS   OppMSGrInc   OppMSGrIncS   OppStratBds    StOpp2
                     ---------   ----------   -----------   -----------   ---------
     2.05% EV ....         --         6,246         --            --          5,504
     2.10% EV ....         --         4,116         --            --            812
     2.15% EV ....         --         4,526         --            --          3,097
     2.20% EV ....         --         3,365         --            --          1,552
     2.25% EV ....         --         1,401         --            --            947
     2.30% EV ....         --           363         --            --          1,349
     2.35% EV ....         --           144         --            --             --
     2.40% EV ....         --           201         --            --          4,319
     2.45% EV ....         --           159         --            --            811
     2.50% EV ....         --           180         --            --            257
     2.55% EV ....         --            --         --            --            910
     2.60% EV ....         --           243         --            --            341
     2.65% EV ....         --            --         --            --            161
     2.70% EV ....         --            --         --            --            217
                      -------     ---------      -----         -----      ---------
        Totals ...    $12,345     4,275,544      8,189         2,963      2,108,616
                      =======     =========      =====         =====      =========

                     VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     0.95% .......    $164,211     59,296          6      --     102,362
     1.00% .......      67,543     25,559         --      --      33,676
     1.05% .......      14,560      5,651         --      --       7,966
     1.10% .......      11,535      4,224         --      --       5,445
     1.15% .......       5,516      3,037         --      --       5,400
     1.20% .......     163,312     39,125         --      --      49,362
     1.25% .......       5,485      1,135         --      --       4,261
     1.30% .......      18,157      2,217         --      --       5,038
     1.35% .......       7,902      3,870         --      --       2,810
     1.40% .......       7,014      5,655         --      --       3,524
     1.45% .......       1,611        480         --      --         918
     1.50% .......       3,298      1,067      1,326     331       2,021
     1.55% .......       2,384      1,154         --      --         717
     1.60% .......       2,337        333      1,321     352       1,952
     1.65% .......       4,388        532      1,665     391       2,667
     1.70% .......          40        118         --      --         171
     1.75% .......       3,567      4,626        418     114       4,834
     1.80% .......       1,324        384        662     442         671
     1.85% .......          36        655         --      --         203
     1.90% .......         319        226        570     115         209
     1.95% .......          --         --      2,006     450          --
     2.00% .......          --         --         54     132         121
     2.05% .......       1,495        213      1,587     298         214
     2.10% .......          --         --      1,930     401           5
     2.15% .......          --         --        309      --          --
     2.20% .......         188          9      3,207     563         576
     2.25% .......          --         52         --      --          15
     2.35% .......          --         --         59      --          --
     2.45% .......          --         --        209       1          --
     2.50% .......          --         --        242      33          --
     2.60% .......          --         --        374      17          --
     1.40% EV ....      71,920     37,051         --      --      60,426
     1.45% EV ....      27,291     16,120         --      --      19,094
     1.50% EV ....       2,858        745         --      --       1,791
     1.55% EV ....      13,894      7,392         --      --      13,280
     1.60% EV ....       7,633      1,443         --      --      11,263
     1.65% EV ....       3,389      1,459         --      --       4,924
     1.70% EV ....       2,320      1,553         --      --       2,206
     1.75% EV ....       1,530        797         --      --       2,054
     1.80% EV ....       1,101      2,140         --      --       1,030
     1.85% EV ....       1,685        738         --      --       1,675
     1.90% EV ....       1,309        735         --      --       1,017
     1.95% EV ....         657        388         --      --         369
     2.00% EV ....       1,653      1,008         --      --         580

     Continued       VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKEmMkt
                     ----------   ---------   ------   -------   -------
     2.05% EV ....         697         892        --       --        984
     2.10% EV ....         430           2        --       --          4
     2.15% EV ....         698       1,111        --       --        525
     2.20% EV ....         147          --        --       --         26
     2.25% EV ....          29          76        --       --        258
     2.30% EV ....          36          38        --       --        132
     2.40% EV ....           5         130        --       --        384
     2.55% EV ....          --          16        --       --         --
                      --------     -------    ------    -----    -------
        Totals ...    $625,504     233,452    15,945    3,640    357,160
                      ========     =======    ======    =====    =======

                     VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     0.95% .......    $15,978      488,489        5,049           --         616
     1.00% .......      5,173      162,697        4,347           --         647
     1.05% .......        497       32,407          445           --          --
     1.10% .......      4,700       50,799       10,590           --         412
     1.15% .......      3,764       26,899        3,776           --         388
     1.20% .......     39,438      227,248       42,723       11,289       5,840
     1.25% .......      3,166       15,482        3,687          286         323
     1.30% .......        995       40,199        1,143           --          51
     1.35% .......      9,437       31,265          108           --          --
     1.40% .......      3,536       30,211          648           --         190
     1.45% .......        518        3,591           --           --          --
     1.50% .......     10,001       13,396        1,657          721         271
     1.55% .......        409        4,700          715           --          14
     1.60% .......        743        8,861          699           --         372
     1.65% .......     10,388       17,827          681          144         278
     1.70% .......        128        2,339           --           --          --
     1.75% .......      1,713       10,939           --           --          --
     1.80% .......      3,579        7,904           --           --          --
     1.85% .......         62        3,001           --           --          --
     1.90% .......        198        1,631           --           --          --
     1.95% .......         39        1,313           --           --          --
     2.00% .......          7          487           --           --          --
     2.05% .......      2,431        4,445           --           --          --
     2.10% .......         --          366           --           --          --
     2.15% .......         --          172           --           --          --
     2.20% .......      1,911        2,233           --           --          --
     2.25% .......         --          656           --           --          --
     2.35% .......         --           65           --           --          --
     2.45% .......         --           30           --           --          --
     2.50% .......         --           10           --           --          --
     2.60% .......         --           30           --           --          --
     1.40% EV ....     21,797      210,459       13,438           --       1,329
     1.45% EV ....     12,012       79,079       91,957           --       4,172
     1.50% EV ....        864       10,841          686           --         813
     1.55% EV ....      7,787       76,360       25,475           --       4,652
     1.60% EV ....        828       24,859        4,965           --         577
     1.65% EV ....      2,311       15,609        1,024           --          --
     1.70% EV ....        839        9,910        3,116           --          67
     1.75% EV ....        855        5,002        6,507           --          10
     1.80% EV ....        138        3,410          209           --          --
     1.85% EV ....      2,366       22,788        1,008           --          --
     1.90% EV ....         91        2,918          168           --          --
     1.95% EV ....        304        1,895           --           --          --
     2.00% EV ....        336       15,207          726           --          66
     2.05% EV ....        381        8,154        1,588           --         290
     2.10% EV ....        269        3,223           --           --          --
     2.15% EV ....         18        7,199        3,079           --          23
     2.20% EV ....         --          784           --           --          --
     2.25% EV ....          8        1,392           --           --          --
     2.30% EV ....          1        3,331          370           --          --
     2.40% EV ....         --        7,324           --           --          --
     2.45% EV ....         --          440           --           --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp
                     ---------   -----------   ----------   ---------   ----------
     2.50% EV ....          --          189           --          --          --
     2.55% EV ....          --          917           --          --          --
     2.60% EV ....          --          227           --          --          --
     2.65% EV ....          --          149           --          --          --
     2.70% EV ....          --          167           --          --          --
     2.85% EV ....          --            5           --          --          --
                      --------    ---------      -------      ------      ------
        Totals ...    $170,016    1,701,530      230,584      12,440      21,401
                      ========    =========      =======      ======      ======

                     WRAsStrat    WRBal      WRBnd     WRCoreEq    WRGrowth
                     ---------   -------   ---------   ---------   ---------
     0.95% .......    $ 97,466   110,003     140,561     296,511     285,209
     1.00% .......       3,556     3,110       4,202       7,268       7,876
     1.05% .......       1,651     2,530       4,451       7,166       8,405
     1.10% .......      94,095    70,550     106,357     284,890     280,761
     1.15% .......      26,776    25,214      28,114      57,084      60,157
     1.20% .......       2,850     1,873       2,930       6,675       7,055
     1.25% .......       3,688     6,194      13,292      22,230      21,353
     1.30% .......         205       358       1,012         200         196
     1.35% .......       4,608     1,961       3,422       5,162       7,848
     1.40% .......      16,749     9,823      25,612      59,545      48,707
     1.45% .......       4,845     2,077       2,032       4,952       8,252
     1.50% .......       3,366     2,287       9,075      13,630      15,241
     1.55% .......       7,745     1,368       6,188      14,133      17,545
     1.60% .......       3,654     4,043       8,676      36,540      35,869
     1.65% .......       1,050       230       1,675       1,759       2,637
     1.70% .......         609        14       1,346       2,038       2,382
     1.75% .......          24        67          20         706         751
     1.80% .......          26       164         280         731         499
     1.85% .......         545     1,265         157       2,216       1,475
     1.95% .......          27        --          17       1,267       1,023
     2.00% .......          --         7         949       4,891       2,895
     2.05% .......          --        --           3          10          13
     2.10% .......          30        20         375       1,218       2,174
     2.15% .......          --        18          --          --          44
     2.25% .......           2         1         742       3,896       2,238
     1.40% EV ....     212,099   186,885     290,644     759,231     780,907
     1.45% EV ....      14,514    18,671      18,404      68,656      71,631
     1.50% EV ....       7,095     2,901      10,853      19,346      13,261
     1.55% EV ....     164,723   151,903     197,099     464,457     457,706
     1.60% EV ....      56,644    40,734      56,974     142,275     134,918
     1.65% EV ....      12,285     4,420       8,242      20,811      19,497
     1.70% EV ....       9,213    10,738      21,272      30,323      34,063
     1.75% EV ....         938     1,822       4,939       3,494       4,433
     1.80% EV ....       3,402     4,542       3,189      19,436      17,857
     1.85% EV ....      16,002    10,239      16,584      67,267      53,648
     1.90% EV ....       3,884     4,549       5,600      14,745      11,960
     1.95% EV ....       7,374     6,736      12,873      29,745      24,795
     2.00% EV ....      12,533     9,267      13,149      33,665      34,434
     2.05% EV ....       4,932     3,047       4,847       6,470       9,231
     2.10% EV ....         926       102         858       3,324       1,775
     2.15% EV ....       1,258       140          16         549       1,420
     2.20% EV ....          66       575         681         764          45
     2.25% EV ....       2,840       975       3,562       5,693       5,388
     2.30% EV ....         170        96       1,866       2,053       2,178
     2.35% EV ....          --        --         684          46         194
     2.40% EV ....          49     1,595          --       2,117       1,974
     2.50% EV ....          27        --          30          33          22
                      --------   -------   ---------   ---------   ---------
        Totals ...    $804,541   703,114   1,033,854   2,529,218   2,501,942
                      ========   =======   =========   =========   =========

                      WRHiInc    WRIntl   WRLTBond    WRMMkt   WRSciTech
                     --------   -------   --------   -------   ---------
     0.95% .......   $ 72,364    39,734     20,144    36,439     75,039
     1.00% .......      1,008       318        340       789        439
     1.05% .......      3,527     1,148        281       968      2,194
     1.10% .......     80,423    40,616     14,640    31,827     74,215
     1.15% .......     16,316     9,190      4,752    12,494     16,357
     1.20% .......        974     1,252        223     2,889      2,615
     1.25% .......      7,707     4,517        885     3,445      2,742
     1.30% .......        229        94        701       186         13
     1.35% .......      1,658     1,677        851     2,255      1,497
     1.40% .......     12,502    11,314      3,339    39,890     16,160
     1.45% .......      1,583     2,005      5,190     9,769      2,074
     1.50% .......      2,636     2,510      1,364       735      2,316
     1.55% .......      3,068     2,894        863     2,126      5,695
     1.60% .......      5,178    18,311      4,239     6,561     20,269
     1.65% .......        602       466      1,045       627        624
     1.70% .......         72       775        236       636        551
     1.75% .......         30        38         --       116        351
     1.80% .......         57        81         32       387        136
     1.85% .......        141       548         73        --      1,285
     1.95% .......         31       148         --        --        520
     2.00% .......        695     1,193          7        --        313
     2.05% .......          3         5         --         2          7
     2.10% .......        901        11      2,409       174        335
     2.15% .......         --        --         --        --          9
     2.25% .......        518       907         12         1         36
     1.40% EV ....    124,362   140,382     44,601   107,309    186,976
     1.45% EV ....     12,239    13,848      5,963    29,741     15,173
     1.50% EV ....      3,219     5,062      1,192     4,603      5,255
     1.55% EV ....     91,606    95,039     20,055    62,570    156,569
     1.60% EV ....     30,981    27,982      7,246    18,073     38,881
     1.65% EV ....      4,925     3,132        952     9,017      5,277
     1.70% EV ....      7,255     4,167      2,278     5,348      7,313
     1.75% EV ....      2,547     1,087        363    11,358        290
     1.80% EV ....      2,979     5,609        830     8,444      4,205
     1.85% EV ....     10,985     9,133      2,051    22,861     13,204
     1.90% EV ....      2,371     2,162      1,398     4,895      2,348
     1.95% EV ....     11,168     5,437        356     6,481      7,993
     2.00% EV ....      8,269     7,531      1,208     7,508      9,648
     2.05% EV ....      2,060     1,382      1,116       320      1,861
     2.10% EV ....        692       551        761       319        407
     2.15% EV ....         14       234        145     1,288        477
     2.20% EV ....         55        --        100       143         17
     2.25% EV ....      1,474     1,190        190        76      1,914
     2.30% EV ....        695     1,118        159       258        191
     2.35% EV ....        641        --        449       221         45
     2.40% EV ....         --        --         --        --      1,632
     2.50% EV ....         --        --         --        --          4
                     --------   -------    -------   -------    -------
        Totals ...   $530,760   464,798    153,039   453,149    685,472
                     ========   =======    =======   =======    =======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                       WRSmCap    WRValue
                     ----------   -------
     0.95% .......   $  108,933    74,266
     1.00% .......          645        --
     1.05% .......        2,594       598
     1.10% .......      103,641    99,018
     1.15% .......       24,693    26,197
     1.20% .......        3,168     2,073
     1.25% .......        9,363     7,678
     1.30% .......          144       222
     1.35% .......        4,004     3,890
     1.40% .......       33,628    18,026
     1.45% .......        4,906    14,564
     1.50% .......        8,520     5,511
     1.55% .......        7,489     8,813
     1.60% .......       36,647    16,220
     1.65% .......        1,257       885
     1.70% .......        1,818       255
     1.75% .......          268        74
     1.80% .......          198        76
     1.85% .......        1,377     2,316
     1.95% .......          170       372
     2.00% .......        2,880       500
     2.05% .......           12        --
     2.10% .......           35        46
     2.15% .......           --        18
     2.25% .......        1,915        40
     1.40% EV ....      355,370   141,097
     1.45% EV ....       28,589       478
     1.50% EV ....       10,589     3,233
     1.55% EV ....      244,403   140,940
     1.60% EV ....       66,097    45,844
     1.65% EV ....        8,965     8,644
     1.70% EV ....       11,490     5,191
     1.75% EV ....        2,631     1,529
     1.80% EV ....       11,381     5,232
     1.85% EV ....       26,136    14,016
     1.90% EV ....        5,271     5,741
     1.95% EV ....        8,124    12,611
     2.00% EV ....       23,645    15,519
     2.05% EV ....        3,617     4,383
     2.10% EV ....          996       835
     2.15% EV ....          670        90
     2.20% EV ....           70       643
     2.25% EV ....        4,774       759
     2.30% EV ....        1,278       271
     2.35% EV ....           50        45
     2.40% EV ....        1,360     1,748
     2.50% EV ....            5        --
                     ----------   -------
        Totals ...   $1,173,816   690,507
                     ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $1,216,287,510 and $1,331,799,886, respectively, and total transfers from the Account to the fixed account were $550,817,142 and $132,975,832, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Balanced Fund - Series I Shares
           2002 ....................................    0.95%               9,145    $8.235548       $ 75,314      -17.89%
                                                        1.10%              13,521     8.221526        111,163      -18.01%
                                                        1.15%               3,535     8.216845         29,047      -18.05%
                                                        1.25%               8,685     8.207495         71,282      -18.14%
                                                        1.30%               1,181     8.202822          9,688      -18.18%
                                                        1.35%               5,833     8.198152         47,820      -18.22%
                                                        1.40%                 533     8.193477          4,367      -18.26%
                                                        1.55%               2,587     8.179476         21,160      -18.39%

     AIM VIF - Basic Value Fund - Series II Shares
           2002 ....................................    1.50%              55,375     7.576836        419,567      -24.23% 5/1/02
                                                        1.60%              11,372     7.571682         86,105      -24.28% 5/1/02
                                                        1.65%              73,998     7.569105        560,099      -24.31% 5/1/02
                                                        1.75%              13,899     7.563949        105,131      -24.36% 5/1/02
                                                        1.80%               7,544     7.561367         57,043      -24.39% 5/1/02
                                                        1.90%               8,804     7.556209         66,525      -24.44% 5/1/02
                                                        1.95%              63,673     7.553630        480,962      -24.46% 5/1/02
                                                        2.05%              14,360     7.548472        108,396      -24.52% 5/1/02
                                                        2.10%              21,567     7.545883        162,742      -24.54% 5/1/02
                                                        2.15%               1,446     7.543306         10,908      -24.57% 5/1/02
                                                        2.20%              10,461     7.540721         78,883      -24.59% 5/1/02
                                                        2.30%                 148     7.535552          1,115      -24.64% 5/1/02
                                                        2.35%               2,414     7.532973         18,185      -24.67% 5/1/02
                                                        2.45%               1,621     7.527798         12,203      -24.72% 5/1/02
                                                        2.50%               7,133     7.525223         53,677      -24.75% 5/1/02
                                                        2.60%               5,141     7.520041         38,661      -24.80% 5/1/02

     AIM VIF - Blue Chip - Series I Shares
           2002 ....................................    0.95%               6,800     7.316405         49,752      -26.86%
                                                        1.10%               6,676     7.303936         48,761      -26.97%
                                                        1.25%                 855     7.291460          6,234      -27.09%
                                                        1.35%               2,491     7.283152         18,142      -27.16%
                                                        1.40%                 168     7.279004          1,223      -27.20%
                                                        1.55%               4,079     7.266541         29,640      -27.31%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002 ...................................     0.95%               2,546     7.722120         19,661      -25.08%
                                                        1.10%               1,369     7.708966         10,554      -25.19%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002 ....................................    1.50%               3,297     7.929075         26,142      -20.71% 5/1/02
                                                        1.60%               2,492     7.923682         19,746      -20.76% 5/1/02
                                                        1.65%              14,447     7.920987        114,434      -20.79% 5/1/02
                                                        1.75%               3,268     7.915583         25,868      -20.84% 5/1/02
                                                        1.80%               1,503     7.912879         11,893      -20.87% 5/1/02
                                                        1.90%                 260     7.907483          2,056      -20.93% 5/1/02
                                                        1.95%              17,161     7.904788        135,654      -20.95% 5/1/02
                                                        2.05%               6,621     7.899382         52,302      -21.01% 5/1/02
                                                        2.10%               5,003     7.896677         39,507      -21.03% 5/1/02
                                                        2.20%               5,362     7.891275         42,313      -21.09% 5/1/02
                                                        2.45%                 920     7.877752          7,248      -21.22% 5/1/02
                                                        2.50%               2,382     7.875043         18,758      -21.25% 5/1/02

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     AIM VIF - Core Equity Fund - Series I Shares
           2002 ....................................    0.95%                 318     8.318791          2,645      -16.39%
                                                        1.10%                 538     8.304620          4,468      -16.51%
                                                        1.35%                 206     8.281007          1,706      -16.72%
                                                        1.40%               1,543     8.276292         12,770      -16.77%
                                                        1.55%               4,739     8.262126         39,154      -16.89%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002 ....................................    0.95%               5,832     6.975369         40,680      -30.92%
                                                        1.10%               4,918     6.963476         34,246      -31.03%
                                                        1.15%               1,419     6.959508          9,876      -31.06%
                                                        1.25%               2,505     6.951585         17,414      -31.13%
                                                        1.35%               4,849     6.943670         33,670      -31.20%
                                                        1.40%               1,937     6.939696         13,442      -31.24%
                                                        1.55%              24,782     6.927821        171,685      -31.34%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002 ....................................    1.50%               6,465     7.693108         49,736      -23.07% 5/1/02
                                                        1.65%               6,028     7.685259         46,327      -23.15% 5/1/02
                                                        1.75%                 608     7.680023          4,669      -23.20% 5/1/02
                                                        1.80%               2,546     7.677402         19,547      -23.23% 5/1/02
                                                        1.90%               1,522     7.672159         11,677      -23.28% 5/1/02
                                                        1.95%              13,240     7.669535        101,545      -23.30% 5/1/02
                                                        2.05%              34,996     7.664296        268,220      -23.36% 5/1/02
                                                        2.10%               1,022     7.661669          7,830      -23.38% 5/1/02
                                                        2.20%               8,623     7.656429         66,021      -23.44% 5/1/02
                                                        2.45%                 175     7.643303          1,338      -23.57% 5/1/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002 ....................................    1.50%              17,126     8.258342        141,432      -17.42% 5/1/02
                                                        1.60%               4,067     8.252730         33,564      -17.47% 5/1/02
                                                        1.65%              28,025     8.249926        231,204      -17.50% 5/1/02
                                                        1.75%              12,999     8.244298        107,168      -17.56% 5/1/02
                                                        1.80%               5,158     8.241495         42,510      -17.59% 5/1/02
                                                        1.90%               2,024     8.235872         16,669      -17.64% 5/1/02
                                                        1.95%              21,400     8.233054        176,187      -17.67% 5/1/02
                                                        2.00%                 358     8.230251          2,946      -17.70% 5/1/02
                                                        2.05%              19,683     8.227439        161,941      -17.73% 5/1/02
                                                        2.10%              14,394     8.224622        118,385      -17.75% 5/1/02
                                                        2.15%               1,611     8.221811         13,245      -17.78% 5/1/02
                                                        2.20%               7,206     8.219004         59,226      -17.81% 5/1/02
                                                        2.35%               3,405     8.210561         27,957      -17.89% 5/1/02
                                                        2.45%               3,436     8.204925         28,192      -17.95% 5/1/02
                                                        2.50%               8,102     8.202098         66,453      -17.98% 5/1/02
                                                        2.60%               4,166     8.196472         34,147      -18.04% 5/1/02

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002 ....................................    1.50%              11,017     7.873907         86,747      -21.26% 5/1/02
                                                        1.60%              13,115     7.868551        103,196      -21.31% 5/1/02
                                                        1.65%              11,687     7.865875         91,928      -21.34% 5/1/02
                                                        1.75%               2,393     7.860510         18,810      -21.39% 5/1/02
                                                        1.80%               1,975     7.857834         15,519      -21.42% 5/1/02
                                                        1.95%              13,803     7.849792        108,351      -21.50% 5/1/02
                                                        2.05%               4,097     7.844425         32,139      -21.56% 5/1/02
                                                        2.10%               7,370     7.841748         57,794      -21.58% 5/1/02
                                                        2.15%                 454     7.839063          3,559      -21.61% 5/1/02
                                                        2.20%               8,091     7.836368         63,404      -21.64% 5/1/02
                                                        2.35%                 608     7.828325          4,760      -21.72% 5/1/02
                                                        2.45%               3,686     7.822950         28,835      -21.77% 5/1/02
                                                        2.50%                 342     7.820269          2,675      -21.80% 5/1/02
                                                        2.60%               3,866     7.814888         30,212      -21.85% 5/1/02

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002 ....................................    1.50%               9,006     7.822552         70,450      -21.77% 5/1/02
                                                        1.60%               2,885     7.817233         22,553      -21.83% 5/1/02
                                                        1.65%              29,199     7.814576        228,178      -21.85% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%               4,231     7.809244         33,041      -21.91% 5/1/02
                                                        1.80%               8,424     7.806581         65,763      -21.93% 5/1/02
                                                        1.90%               3,742     7.801254         29,192      -21.99% 5/1/02
                                                        1.95%              30,357     7.798580        236,741      -22.01% 5/1/02
                                                        2.00%                 523     7.795924          4,077      -22.04% 5/1/02
                                                        2.05%              17,374     7.793257        135,400      -22.07% 5/1/02
                                                        2.10%              10,930     7.790587         85,151      -22.09% 5/1/02
                                                        2.20%               2,852     7.785253         22,204      -22.15% 5/1/02
                                                        2.30%                 142     7.779924          1,105      -22.20% 5/1/02
                                                        2.35%                 763     7.777256          5,934      -22.23% 5/1/02
                                                        2.45%                 810     7.771908          6,295      -22.28% 5/1/02
                                                        2.50%               2,746     7.769240         21,334      -22.31% 5/1/02
                                                        2.60%               2,017     7.763904         15,660      -22.36% 5/1/02

     American Century VP - Income & Growth Fund - Class I
           2002 ....................................   0.95%              161,347     9.81          1,582,813      -20.14%
                                                       0.95%            6,377,032     9.814828     62,589,472      -20.14%
                                                       1.00%                7,423     9.79             72,670      -20.18%
                                                       1.00%            2,995,603     9.789295     29,324,841      -20.18%
                                                       1.05%                  693     9.76              6,764      -20.22%
                                                       1.05%              548,035     9.763798      5,350,903      -20.22%
                                                       1.10%              245,018     9.33          2,286,021      -20.26%
                                                       1.10%              680,881     9.333731      6,355,160      -20.26%
                                                       1.15%               56,152     9.31            522,774      -20.30%
                                                       1.15%              284,367     9.313685      2,648,505      -20.30%
                                                       1.20%                5,362     9.23             49,495      -20.34%
                                                       1.20%            2,433,105     9.233496     22,466,065      -20.34%
                                                       1.25%                5,103     9.21             46,998      -20.38%
                                                       1.25%              248,770     9.213262      2,291,983      -20.38%
                                                       1.30%                8,543     9.19             78,508      -20.42%
                                                       1.30%              437,161     9.193080      4,018,856      -20.42%
                                                       1.35%                  304     9.23              2,802      -20.46%
                                                       1.35%              407,552     9.233843      3,763,271      -20.46%
                                                       1.40%              321,661     9.213961      2,963,772      -20.50%
                                                       1.45%               29,458     9.194119        270,840      -20.54%
                                                       1.50%              171,871     9.174309      1,576,798      -20.58%
                                                       1.55%               81,949     9.154526        750,204      -20.62%
                                                       1.60%               59,114     9.134791        539,994      -20.66%
                                                       1.65%              211,191     9.115086      1,925,024      -20.70%
                                                       1.70%                7,338     6.834929         50,155      -20.74%
                                                       1.75%              138,246     6.822181        943,139      -20.78%
                                                       1.80%              135,071     6.809455        919,760      -20.82%
                                                       1.85%               17,835     6.796758        121,220      -20.86%
                                                       1.90%                  866     6.784071          5,875      -20.90%
                                                       1.95%                3,408     6.771407         23,077      -20.95%
                                                       2.00%                  974     6.758745          6,583      -20.99%
                                                       2.05%               25,998     6.746126        175,386      -21.03%
                                                       2.10%                1,588     6.733511         10,693      -21.07%
                                                       2.20%               17,924     6.708323        120,240      -21.15%
                                                       0.95% EV***      1,657,706     9.205873     15,260,631      -20.56%
                                                       1.00% EV***        815,826     9.186047      7,494,216      -20.60%
                                                       1.05% EV***         67,088     9.166258        614,946      -20.64%
                                                       1.10% EV***        591,014     9.146502      5,405,711      -20.68%
                                                       1.15% EV***        203,867     9.126772      1,860,648      -20.72%
                                                       1.20% EV***        101,125     9.107075        920,953      -20.76%
                                                       1.25% EV***         96,232     7.181736        691,113      -20.80%
                                                       1.30% EV***         24,232     7.167260        173,677      -20.84%
                                                       1.35% EV***         23,391     7.152829        167,312      -20.88%
                                                       1.40% EV***         84,876     7.138420        605,881      -20.92%
                                                       1.45% EV***         21,243     7.124038        151,336      -20.96%
                                                       1.50% EV***         26,319     7.109659        187,119      -21.00%
                                                       1.55% EV***         82,177     7.095321        583,072      -21.04%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***        44,999     7.080981        318,637      -21.08%
                                                        1.65% EV***        14,567     7.066696        102,941      -21.12%
                                                        1.70% EV***         3,812     7.052411         26,884      -21.16%
                                                        1.75% EV***         6,398     7.038147         45,030      -21.20%
                                                        1.80% EV***         3,020     7.023921         21,212      -21.24%
                                                        1.85% EV***         2,125     7.009708         14,896      -21.28%
                                                        1.90% EV***            96     6.995504            672      -21.32%
                                                        1.95% EV***         2,437     6.981330         17,014      -21.36%
                                                        2.00% EV***         1,284     6.967185          8,946      -21.40%
                                                        2.05% EV***         1,467     6.953038         10,200      -21.44%
                                                        2.15% EV***         4,903     6.924841         33,952      -21.52%
                                                        2.20% EV***             5     6.910775             35      -21.57%
                                                        2.25% EV***         1,590     6.896736         10,966      -21.61%

     American Century VP - Income & Growth Fund - Class II
           2002 ....................................    1.50%              15,728     8.196339        128,912      -18.04% 5/1/02
                                                        1.60%               4,467     8.190764         36,588      -18.09% 5/1/02
                                                        1.65%              27,286     8.187977        223,417      -18.12% 5/1/02
                                                        1.75%                 782     8.182403          6,399      -18.18% 5/1/02
                                                        1.80%               1,172     8.179604          9,586      -18.20% 5/1/02
                                                        1.90%                 888     8.174024          7,259      -18.26% 5/1/02
                                                        1.95%               5,795     8.171234         47,352      -18.29% 5/1/02
                                                        2.00%               1,375     8.168443         11,232      -18.32% 5/1/02
                                                        2.05%              19,225     8.165648        156,985      -18.34% 5/1/02
                                                        2.10%              39,194     8.162862        319,935      -18.37% 5/1/02
                                                        2.20%              34,835     8.157272        284,159      -18.43% 5/1/02
                                                        2.35%               1,213     8.148889          9,885      -18.51% 5/1/02
                                                        2.45%               1,511     8.143300         12,305      -18.57% 5/1/02
                                                        2.50%               1,135     8.140498          9,239      -18.60% 5/1/02
                                                        2.60%               2,646     8.134905         21,525      -18.65% 5/1/02

     American Century VP - International Fund - Class I
           2002 ....................................    0.95%              62,475     8.79            549,153      -21.13%
                                                        0.95%           4,884,295     8.789250     42,929,290      -21.13%
                                                        1.00%              11,188     8.77             98,119      -21.17%
                                                        1.00%           2,319,703     8.766386     20,335,412      -21.17%
                                                        1.05%                 460     8.74              4,021      -21.21%
                                                        1.05%             377,670     8.743590      3,302,192      -21.21%
                                                        1.10%              88,039     8.88            781,786      -21.25%
                                                        1.10%             246,851     8.879812      2,191,990      -21.25%
                                                        1.15%              34,067     8.86            301,831      -21.29%
                                                        1.15%             107,510     8.860735        952,618      -21.29%
                                                        1.20%               3,473     8.00             27,787      -21.33%
                                                        1.20%           2,031,049     7.995327     16,238,901      -21.33%
                                                        1.25%                 962     7.98              7,676      -21.37%
                                                        1.25%             143,142     7.977821      1,141,961      -21.37%
                                                        1.30%               5,988     7.96             47,665      -21.41%
                                                        1.30%             348,333     7.960337      2,772,848      -21.41%
                                                        1.35%                  33     8.78                290      -21.45%
                                                        1.35%             156,550     8.784787      1,375,258      -21.45%
                                                        1.40%                 361     8.77              3,168      -21.49%
                                                        1.40%              98,195     8.765875        860,765      -21.49%
                                                        1.45%              26,153     8.747002        228,760      -21.53%
                                                        1.50%             146,464     8.728132      1,278,357      -21.57%
                                                        1.55%              29,573     8.709328        257,561      -21.61%
                                                        1.60%              29,480     8.690538        256,197      -21.65%
                                                        1.65%              68,800     8.671800        596,620      -21.69%
                                                        1.70%               2,598     6.823270         17,727      -21.73%
                                                        1.75%               8,699     6.810559         59,245      -21.77%
                                                        1.80%              14,904     6.797862        101,315      -21.81%
                                                        1.85%                 161     6.785174          1,092      -21.85%
                                                        1.90%               1,587     6.772509         10,748      -21.89%
                                                        1.95%                 204     6.759875          1,379      -21.93%
                                                        2.00%                 224     6.747247          1,511      -21.97%
                                                        2.05%               2,148     6.734635         14,466      -22.01%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%               7,112     6.696904         47,628      -22.13%
                                                        0.95% EV***     1,047,091     8.751940      9,164,078      -21.58%
                                                        1.00% EV***       646,285     8.733096      5,644,069      -21.62%
                                                        1.05% EV***        66,209     8.714278        576,964      -21.66%
                                                        1.10% EV***       287,554     8.695489      2,500,423      -21.70%
                                                        1.15% EV***        79,447     8.676733        689,340      -21.74%
                                                        1.20% EV***        66,833     8.658028        578,642      -21.78%
                                                        1.25% EV***        27,347     6.950251        190,069      -21.82%
                                                        1.30% EV***        27,150     6.936246        188,319      -21.86%
                                                        1.35% EV***         7,719     6.922289         53,433      -21.90%
                                                        1.40% EV***        37,736     6.908327        260,693      -21.94%
                                                        1.45% EV***        13,641     6.894402         94,047      -21.98%
                                                        1.50% EV***        45,181     6.880491        310,867      -22.02%
                                                        1.55% EV***        18,188     6.866606        124,890      -22.06%
                                                        1.60% EV***        19,719     6.852737        135,129      -22.10%
                                                        1.65% EV***         1,686     6.838891         11,530      -22.14%
                                                        1.70% EV***           740     6.825069          5,051      -22.18%
                                                        1.75% EV***           888     6.811273          6,048      -22.22%
                                                        1.85% EV***           188     6.783733          1,275      -22.30%
                                                        1.95% EV***            29     6.756257            196      -22.38%

     American Century VP - International Fund - Class III
           2002 ....................................    0.95%           1,167,738     8.063541      9,416,103      -19.36% 5/1/02
                                                        1.00%             409,248     8.060814      3,298,872      -19.39% 5/1/02
                                                        1.05%             109,541     8.058085        882,691      -19.42% 5/1/02
                                                        1.10%             246,057     8.055362      1,982,078      -19.45% 5/1/02
                                                        1.15%              82,864     8.052630        667,273      -19.47% 5/1/02
                                                        1.20%             750,466     8.049901      6,041,177      -19.50% 5/1/02
                                                        1.25%              42,079     8.047171        338,617      -19.53% 5/1/02
                                                        1.30%              74,441     8.044442        598,836      -19.56% 5/1/02
                                                        1.35%             105,612     8.041711        849,301      -19.58% 5/1/02
                                                        1.40%             122,409     8.038975        984,043      -19.61% 5/1/02
                                                        1.45%               4,458     8.036243         35,826      -19.64% 5/1/02
                                                        1.50%              17,711     8.033520        142,282      -19.66% 5/1/02
                                                        1.55%              19,901     8.030782        159,821      -19.69% 5/1/02
                                                        1.60%              27,868     8.028048        223,726      -19.72% 5/1/02
                                                        1.65%              49,358     8.025314        396,113      -19.75% 5/1/02
                                                        1.70%               2,847     8.022584         22,840      -19.77% 5/1/02
                                                        1.75%              24,495     8.019853        196,446      -19.80% 5/1/02
                                                        1.80%              29,981     8.017119        240,361      -19.83% 5/1/02
                                                        1.85%               6,191     8.014381         49,617      -19.86% 5/1/02
                                                        1.90%               1,042     8.011649          8,348      -19.88% 5/1/02
                                                        1.95%                 570     8.008918          4,565      -19.91% 5/1/02
                                                        2.00%                 113     8.006178            905      -19.94% 5/1/02
                                                        2.05%              12,456     8.003444         99,691      -19.97% 5/1/02
                                                        2.15%                   5     7.997959             40      -20.02% 5/1/02
                                                        2.20%               2,499     7.995231         19,980      -20.05% 5/1/02
                                                        2.25%                 150     7.992489          1,199      -20.08% 5/1/02
                                                        0.95% EV***       489,987     8.035515      3,937,298      -19.64% 5/1/02
                                                        1.00% EV***       158,822     8.032801      1,275,786      -19.67% 5/1/02
                                                        1.05% EV***        10,539     8.030070         84,629      -19.70% 5/1/02
                                                        1.10% EV***       116,731     8.027351        937,041      -19.73% 5/1/02
                                                        1.15% EV***        60,181     8.024627        482,930      -19.75% 5/1/02
                                                        1.20% EV***        56,506     8.021901        453,286      -19.78% 5/1/02
                                                        1.25% EV***        32,539     8.019177        260,936      -19.81% 5/1/02
                                                        1.30% EV***        12,821     8.016451        102,779      -19.84% 5/1/02
                                                        1.35% EV***        14,177     8.013724        113,611      -19.86% 5/1/02
                                                        1.40% EV***        16,221     8.010996        129,946      -19.89% 5/1/02
                                                        1.45% EV***         2,663     8.008278         21,326      -19.92% 5/1/02
                                                        1.50% EV***         8,553     8.005539         68,471      -19.94% 5/1/02
                                                        1.55% EV***        11,945     8.002818         95,594      -19.97% 5/1/02
                                                        1.60% EV***        24,564     8.000089        196,514      -20.00% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65% EV***           841     7.997364          6,726     -20.03% 5/1/02
                                                        1.70% EV***         4,159     7.994636         33,250     -20.05% 5/1/02
                                                        1.75% EV***         3,225     7.991904         25,774     -20.08% 5/1/02
                                                        1.80% EV***           230     7.989176          1,838     -20.11% 5/1/02
                                                        1.85% EV***         1,620     7.986440         12,938     -20.14% 5/1/02
                                                        1.95% EV***           338     7.980980          2,698     -20.19% 5/1/02
                                                        2.15% EV***         2,423     7.970055         19,311     -20.30% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
           2002 ....................................    0.95%              79,386     7.987225        634,074     -20.13% 5/1/02
                                                        1.00%              11,577     7.984527         92,437     -20.15% 5/1/02
                                                        1.05%               2,689     7.981828         21,463     -20.18% 5/1/02
                                                        1.10%              11,887     7.979129         94,848     -20.21% 5/1/02
                                                        1.15%              11,451     7.976414         91,338     -20.24% 5/1/02
                                                        1.20%              85,400     7.973718        680,956     -20.26% 5/1/02
                                                        1.25%               2,761     7.971013         22,008     -20.29% 5/1/02
                                                        1.30%               1,429     7.968301         11,387     -20.32% 5/1/02
                                                        1.35%              13,185     7.965608        105,027     -20.34% 5/1/02
                                                        1.40%              12,344     7.962903         98,294     -20.37% 5/1/02
                                                        1.45%               2,833     7.960197         22,551     -20.40% 5/1/02
                                                        1.60%              10,349     7.952075         82,296     -20.48% 5/1/02
                                                        1.65%              21,426     7.949373        170,323     -20.51% 5/1/02
                                                        1.75%              35,437     7.943949        281,510     -20.56% 5/1/02
                                                        1.80%              12,674     7.941242        100,647     -20.59% 5/1/02
                                                        1.85%               1,030     7.938536          8,177     -20.61% 5/1/02
                                                        1.95%                 178     7.933115          1,412     -20.67% 5/1/02
                                                        2.00%                   8     7.930404             63     -20.70% 5/1/02
                                                        0.95% EV***        50,142     7.959101        399,085     -20.41% 5/1/02
                                                        1.00% EV***        18,603     7.956409        148,013     -20.44% 5/1/02
                                                        1.10% EV***        14,234     7.951007        113,175     -20.49% 5/1/02
                                                        1.15% EV***         2,178     7.948310         17,311     -20.52% 5/1/02
                                                        1.20% EV***           291     7.945610          2,312     -20.54% 5/1/02
                                                        1.30% EV***           308     7.940210          2,446     -20.60% 5/1/02
                                                        1.35% EV***           145     7.937513          1,151     -20.62% 5/1/02
                                                        1.40% EV***            96     7.934815            762     -20.65% 5/1/02
                                                        1.45% EV***           367     7.932110          2,911     -20.68% 5/1/02
                                                        1.50% EV***            79     7.929409            626     -20.71% 5/1/02
                                                        1.55% EV***        14,158     7.926716        112,226     -20.73% 5/1/02
                                                        1.70% EV***           863     7.918600          6,834     -20.81% 5/1/02
                                                        1.80% EV***           470     7.913194          3,719     -20.87% 5/1/02
                                                        1.85% EV***         7,794     7.910485         61,654     -20.90% 5/1/02
                                                        2.15% EV***           531     7.894239          4,192     -21.06% 5/1/02
                                                        2.25% EV***           767     7.888835          6,051     -21.11% 5/1/02

     American Century VP - Ultra(R) Fund - Class II
           2002 ....................................    1.50%               8,342     7.939203         66,229     -20.61% 5/1/02
                                                        1.60%               5,776     7.933801         45,826     -20.66% 5/1/02
                                                        1.65%              21,476     7.931102        170,328     -20.69% 5/1/02
                                                        1.75%               1,434     7.925696         11,365     -20.74% 5/1/02
                                                        1.80%               1,812     7.922989         14,356     -20.77% 5/1/02
                                                        1.95%               9,263     7.914884         73,316     -20.85% 5/1/02
                                                        2.00%               5,424     7.912178         42,916     -20.88% 5/1/02
                                                        2.05%               5,898     7.909468         46,650     -20.91% 5/1/02
                                                        2.10%               9,922     7.906765         78,451     -20.93% 5/1/02
                                                        2.15%                 375     7.904063          2,964     -20.96% 5/1/02
                                                        2.20%               8,645     7.901352         68,307     -20.99% 5/1/02
                                                        2.50%               5,020     7.885111         39,583     -21.15% 5/1/02
                                                        2.60%                 711     7.879686          5,602     -21.20% 5/1/02

     American Century VP - Value Fund - Class I
           2002 ....................................    0.95%              50,608    11.88            601,221     -13.45%
                                                        0.95%           8,706,954    11.882018    103,456,184     -13.45%
                                                        1.00%               4,450    11.85             52,738     -13.49%
                                                        1.00%           2,839,015    11.851086     33,645,411     -13.49%
                                                        1.05%                 140    11.82              1,651     -13.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             506,340    11.820257      5,985,069      -13.54%
                                                        1.10%              63,063    12.46            785,766      -13.58%
                                                        1.10%           1,538,309    12.461991     19,170,393      -13.58%
                                                        1.15%              15,147    12.44            188,426      -13.63%
                                                        1.15%             807,600    12.435228     10,042,690      -13.63%
                                                        1.20%               1,435    12.65             18,152      -13.67%
                                                        1.20%           3,738,208    12.651422     47,293,647      -13.67%
                                                        1.25%               3,057    12.62             38,574      -13.71%
                                                        1.25%             384,226    12.623723      4,850,363      -13.71%
                                                        1.30%               2,403    12.60             30,272      -13.76%
                                                        1.30%           1,044,923    12.596055     13,161,908      -13.76%
                                                        1.35%             779,423    12.328634      9,609,221      -13.80%
                                                        1.40%             686,945    12.302130      8,450,887      -13.84%
                                                        1.45%              55,872    12.275645        685,865      -13.89%
                                                        1.50%             255,749    12.249189      3,132,718      -13.93%
                                                        1.55%             155,123    12.222795      1,896,037      -13.98%
                                                        1.60%             208,968    12.196439      2,548,665      -14.02%
                                                        1.65%             299,140    12.170125      3,640,571      -14.06%
                                                        1.70%              43,982     9.713280        427,209      -14.11%
                                                        1.75%             158,580     9.695180      1,537,462      -14.15%
                                                        1.80%             117,790     9.677116      1,139,867      -14.19%
                                                        1.85%              42,774     9.659067        413,157      -14.24%
                                                        1.90%              13,161     9.641037        126,886      -14.28%
                                                        1.95%               1,729     9.623047         16,638      -14.33%
                                                        2.00%               6,564     9.605080         63,048      -14.37%
                                                        2.05%              34,272     9.587137        328,570      -14.41%
                                                        2.10%                 263     9.569216          2,517      -14.46%
                                                        2.15%                  68     9.551316            649      -14.50%
                                                        2.20%              39,022     9.533443        372,014      -14.54%
                                                        2.25%               3,562    11.078580         39,462      -14.59%
                                                        0.95% EV***     3,155,033    12.312561     38,846,536      -13.84%
                                                        1.00% EV***     1,292,596    12.286079     15,880,937      -13.89%
                                                        1.05% EV***       171,749    12.259621      2,105,578      -13.93%
                                                        1.10% EV***     1,530,413    12.233229     18,721,893      -13.98%
                                                        1.15% EV***       351,565    12.206849      4,291,501      -14.02%
                                                        1.20% EV***       224,806    12.180539      2,738,258      -14.06%
                                                        1.25% EV***       170,283    10.863760      1,849,914      -14.11%
                                                        1.30% EV***       105,891    10.841906      1,148,060      -14.15%
                                                        1.35% EV***        88,155    10.820100        953,846      -14.19%
                                                        1.40% EV***       227,730    10.798324      2,459,102      -14.24%
                                                        1.45% EV***        44,545    10.776550        480,041      -14.28%
                                                        1.50% EV***        83,014    10.754830        892,801      -14.33%
                                                        1.55% EV***       300,868    10.733147      3,229,260      -14.37%
                                                        1.60% EV***       107,620    10.711523      1,152,774      -14.41%
                                                        1.65% EV***        26,504    10.689888        283,325      -14.46%
                                                        1.70% EV***        56,276    10.668318        600,370      -14.50%
                                                        1.75% EV***        13,201    10.646756        140,548      -14.54%
                                                        1.80% EV***        11,412    10.625237        121,255      -14.59%
                                                        1.85% EV***        24,622    10.603733        261,085      -14.63%
                                                        1.95% EV***        48,982    10.560864        517,292      -14.72%
                                                        2.00% EV***         4,608    10.539480         48,566      -14.76%
                                                        2.05% EV***         1,709    10.518117         17,975      -14.81%
                                                        2.10% EV***         5,440    10.496801         57,103      -14.85%
                                                        2.15% EV***         6,083    10.475507         63,723      -14.89%
                                                        2.20% EV***           914    10.454246          9,555      -14.94%
                                                        2.25% EV***            82    10.433019            856      -14.98%

     American Century VP - Value Fund - Class II
            2002 ...................................    1.50%              49,336     8.616067        425,082      -13.84% 5/1/02
                                                        1.60%               7,354     8.610209         63,319      -13.90% 5/1/02
                                                        1.65%              34,349     8.607283        295,652      -13.93% 5/1/02
                                                        1.75%              16,860     8.601417        145,020      -13.99% 5/1/02

                                                         Contract                       Unit        Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              32,259     8.598478        277,378      -14.02% 5/1/02
                                                        1.90%              16,754     8.592617        143,961      -14.07% 5/1/02
                                                        1.95%              32,979     8.589686        283,279      -14.10% 5/1/02
                                                        2.00%               4,828     8.586757         41,457      -14.13% 5/1/02
                                                        2.05%              18,124     8.583822        155,573      -14.16% 5/1/02
                                                        2.10%              23,868     8.580888        204,809      -14.19% 5/1/02
                                                        2.15%               3,019     8.577952         25,897      -14.22% 5/1/02
                                                        2.20%              19,017     8.575017        163,071      -14.25% 5/1/02
                                                        2.35%               6,140     8.566206         52,597      -14.34% 5/1/02
                                                        2.45%               5,357     8.560331         45,858      -14.40% 5/1/02
                                                        2.50%                 859     8.557390          7,351      -14.43% 5/1/02
                                                        2.60%               5,160     8.551515         44,126      -14.48% 5/1/02

     BB&T VIF - Capital Appreciation Fund
            2002 ...................................    0.95%              24,080     8.310650        200,120      -20.76%
                                                        1.05%               6,251     8.301213         51,891      -20.84%
                                                        1.10%              17,262     8.296492        143,214      -20.88%
                                                        1.15%               1,595     8.291769         13,225      -20.92%
                                                        1.20%                 868     8.287053          7,193      -20.96%
                                                        1.25%               4,109     8.282334         34,032      -21.00%
                                                        1.30%                 939     8.277620          7,773      -21.04%
                                                        1.35%               2,819     8.272895         23,321      -21.08%
                                                        1.40%              31,408     8.268181        259,687      -21.12%
                                                        1.55%              12,639     8.254034        104,323      -21.24%
                                                        1.65%                 172     8.244599          1,418      -21.32%
                                                        1.40% EV***        24,635     8.224640        202,614      -21.50%

     BB&T VIF - Capital Manager Aggressive Growth Fund
            2002 ...................................    0.95%               8,489     7.948282         67,473      -22.00%
                                                        1.10%              11,923     7.934743         94,606      -22.12%
                                                        1.15%              25,745     7.930224        204,164      -22.16%
                                                        1.25%               1,376     7.921201         10,900      -22.24%
                                                        1.30%                 313     7.916685          2,478      -22.28%
                                                        1.35%               5,158     7.912177         40,811      -22.32%
                                                        1.55%              38,090     7.894129        300,687      -22.48%
                                                        1.60%               8,278     7.889625         65,310      -22.52%
                                                        1.70%              42,136     7.880599        332,057      -22.59%

     BB&T VIF - Growth and Income Fund
            2002 ...................................    0.95%              39,162     8.093319        316,951      -20.41%
                                                        1.05%               3,150     8.084119         25,465      -20.49%
                                                        1.10%              29,423     8.079525        237,724      -20.53%
                                                        1.15%              24,942     8.074931        201,405      -20.57%
                                                        1.20%                 936     8.070344          7,554      -20.61%
                                                        1.25%               6,898     8.065749         55,638      -20.65%
                                                        1.30%               2,172     8.061146         17,509      -20.69%
                                                        1.35%               9,025     8.056558         72,710      -20.73%
                                                        1.40%              22,700     8.051957        182,779      -20.77%
                                                        1.55%              34,368     8.038186        276,256      -20.89%
                                                        1.65%                 250     8.029005          2,007      -20.97%
                                                        1.70%                 206     8.024406          1,653      -21.01%

     BB&T VIF - Large Company Growth Fund
            2002 ...................................    0.95%              10,621     7.094799         75,354      -31.13%
                                                        1.05%                 406     7.086751          2,877      -31.20%
                                                        1.10%              18,118     7.082708        128,325      -31.24%
                                                        1.15%                 956     7.078674          6,767      -31.27%
                                                        1.25%               7,074     7.070624         50,018      -31.34%
                                                        1.30%               2,320     7.066588         16,394      -31.38%
                                                        1.35%               7,505     7.062559         53,005      -31.41%
                                                        1.40%              14,167     7.058531         99,998      -31.45%
                                                        1.55%              15,225     7.046459        107,282      -31.55%
                                                        1.65%                 272     7.038393          1,914      -31.62%
                                                        1.70%                 228     7.034366          1,604      -31.66%
                                                        1.40% EV***        29,500     7.015883        206,969      -31.82%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ....................................    0.95%               3,700     6.23             23,050      -34.78%
                                                        0.95%             355,634     6.230502      2,215,778      -34.78%
                                                        1.00%             123,611     6.214293        768,155      -34.82%
                                                        1.05%              40,348     6.198098        250,081      -34.85%
                                                        1.10%               2,678     7.65             20,487      -34.88%
                                                        1.10%               2,013     7.649197         15,398      -34.88%
                                                        1.15%                 101     7.63                767      -34.92%
                                                        1.15%                  49     7.632760            374      -34.92%
                                                        1.20%                  74     7.56                559      -34.95%
                                                        1.20%              39,938     7.559296        301,903      -34.95%
                                                        1.25%                 426     7.542705          3,213      -34.98%
                                                        1.30%               1,016     7.526163          7,647      -35.01%
                                                        1.35%               1,796     7.567283         13,591      -35.05%
                                                        1.40%                 684     7.550966          5,165      -35.08%
                                                        1.65%                  34     7.469866            254      -35.25%

     Credit Suisse Trust - International Focus Portfolio
           2002 ....................................    0.95%             774,988     6.721516      5,209,094      -20.67%
                                                        0.95%                 510     6.72              3,430      -20.67%
                                                        1.00%             360,338     6.704011      2,415,710      -20.71%
                                                        1.05%              81,415     6.686539        544,385      -20.75%
                                                        1.10%                 641     7.822670          5,014      -20.79%
                                                        1.10%               3,586     7.82             28,044      -20.79%
                                                        1.15%               2,233     7.805870         17,431      -20.83%
                                                        1.15%                 586     7.81              4,580      -20.83%
                                                        1.20%              49,710     7.285009        362,138      -20.87%
                                                        1.25%               8,281     7.269038         60,195      -20.91%
                                                        1.30%               4,054     7.253109         29,404      -20.95%
                                                        1.30%                  77     7.25                556      -20.95%
                                                        1.35%               1,555     7.738943         12,034      -20.99%
                                                        1.40%                 695     7.722272          5,367      -21.03%
                                                        1.45%                 536     7.705625          4,130      -21.07%
                                                        1.50%               4,375     7.689031         33,640      -21.11%
                                                        1.60%                 199     7.655883          1,524      -21.19%
                                                        1.65%               1,218     7.639349          9,305      -21.23%

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ....................................    0.95%             697,376     9.961544      6,946,942      -23.83%
                                                        0.95%               5,462     9.96             54,402      -23.83%
                                                        1.00%             319,349     9.935618      3,172,930      -23.87%
                                                        1.00%                 769     9.94              7,647      -23.87%
                                                        1.05%             102,948     9.909779      1,020,192      -23.90%
                                                        1.10%               6,146    10.223346         62,833      -23.94%
                                                        1.10%               4,393    10.22             44,896      -23.94%
                                                        1.15%               1,937    10.201400         19,760      -23.98%
                                                        1.15%                 293    10.20              2,993      -23.98%
                                                        1.20%             140,668    10.004585      1,407,325      -24.02%
                                                        1.25%              17,419     9.982657        173,888      -24.06%
                                                        1.25%                 447     9.98              4,465      -24.06%
                                                        1.30%              19,745     9.960794        196,676      -24.10%
                                                        1.30%                  53     9.96                532      -24.10%
                                                        1.35%                 856    10.113964          8,658      -24.13%
                                                        1.40%               4,606    10.092195         46,485      -24.17%
                                                        1.45%               1,010    10.070482         10,171      -24.21%
                                                        1.50%               9,047    10.048782         90,911      -24.25%
                                                        1.55%               1,949    10.027117         19,543      -24.29%
                                                        1.65%                 500     9.983912          4,992      -24.37%
                                                        1.70%                 166     7.501271          1,245      -24.40%
                                                        1.75%                 397     7.487286          2,972      -24.44%
                                                        1.80%               2,066     7.473332         15,440      -24.48%
                                                        0.95% EV***        41,786    10.092178        421,712      -24.22%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***        14,493    10.070464        145,951      -24.26%
                                                        1.05% EV***         1,250    10.048757         12,561      -24.30%
                                                        1.10% EV***           528    10.027124          5,294      -24.34%
                                                        1.15% EV***         3,276    10.005499         32,778      -24.37%
                                                        1.20% EV***           962     9.983939          9,605      -24.41%
                                                        1.35% EV***           489     8.294344          4,056      -24.53%
                                                        1.40% EV***           468     8.277629          3,874      -24.57%
                                                        1.45% EV***           137     8.260962          1,132      -24.61%
                                                        1.85% EV***            37     8.128453            301      -24.91%

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ....................................    1.50%               2,607     7.682670         20,029      -23.17% 5/1/02
                                                        1.60%                 313     7.677437          2,403      -23.23% 5/1/02
                                                        1.65%               2,499     7.674821         19,179      -23.25% 5/1/02
                                                        1.75%               2,804     7.669589         21,506      -23.30% 5/1/02
                                                        1.80%               3,560     7.666986         27,294      -23.33% 5/1/02
                                                        1.95%               5,691     7.659127         43,588      -23.41% 5/1/02
                                                        2.00%               1,838     7.656515         14,073      -23.43% 5/1/02
                                                        2.05%               5,345     7.653887         40,910      -23.46% 5/1/02
                                                        2.10%               2,409     7.651269         18,432      -23.49% 5/1/02
                                                        2.20%               9,823     7.646034         75,107      -23.54% 5/1/02
                                                        2.35%               1,958     7.638167         14,956      -23.62% 5/1/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ....................................    0.95%             253,906     7.626313      1,936,367      -23.74% 5/1/02
                                                        1.00%             153,935     7.623726      1,173,558      -23.76% 5/1/02
                                                        1.05%              22,930     7.621145        174,753      -23.79% 5/1/02
                                                        1.10%              41,836     7.618563        318,730      -23.81% 5/1/02
                                                        1.15%              38,538     7.615982        293,505      -23.84% 5/1/02
                                                        1.20%             123,452     7.613403        939,890      -23.87% 5/1/02
                                                        1.25%              35,638     7.610820        271,234      -23.89% 5/1/02
                                                        1.30%               9,373     7.608241         71,312      -23.92% 5/1/02
                                                        1.35%              20,154     7.605654        153,284      -23.94% 5/1/02
                                                        1.40%              49,501     7.603070        376,360      -23.97% 5/1/02
                                                        1.45%               2,736     7.600492         20,795      -24.00% 5/1/02
                                                        1.50%              18,515     7.597901        140,675      -24.02% 5/1/02
                                                        1.55%               1,721     7.595316         13,072      -24.05% 5/1/02
                                                        1.60%              14,416     7.592743        109,457      -24.07% 5/1/02
                                                        1.65%              12,634     7.590152         95,894      -24.10% 5/1/02
                                                        1.70%                 259     7.587564          1,965      -24.12% 5/1/02
                                                        1.75%               6,565     7.584974         49,795      -24.15% 5/1/02
                                                        1.80%               3,060     7.582387         23,202      -24.18% 5/1/02
                                                        1.85%               1,401     7.579801         10,619      -24.20% 5/1/02
                                                        1.90%                 230     7.577210          1,743      -24.23% 5/1/02
                                                        2.05%               3,462     7.569450         26,205      -24.31% 5/1/02
                                                        0.95% EV***        68,397     7.597818        519,668      -24.02% 5/1/02
                                                        1.00% EV***       210,932     7.595241      1,602,079      -24.05% 5/1/02
                                                        1.05% EV***         2,165     7.592665         16,438      -24.07% 5/1/02
                                                        1.10% EV***        67,557     7.590087        512,764      -24.10% 5/1/02
                                                        1.15% EV***        17,618     7.587506        133,677      -24.12% 5/1/02
                                                        1.20% EV***         4,310     7.584931         32,691      -24.15% 5/1/02
                                                        1.25% EV***         5,076     7.582359         38,488      -24.18% 5/1/02
                                                        1.35% EV***         2,469     7.577203         18,708      -24.23% 5/1/02
                                                        1.40% EV***        12,469     7.574618         94,448      -24.25% 5/1/02
                                                        1.45% EV***           311     7.572046          2,355      -24.28% 5/1/02
                                                        1.50% EV***           649     7.569456          4,913      -24.31% 5/1/02
                                                        1.55% EV***         4,611     7.566888         34,891      -24.33% 5/1/02
                                                        1.60% EV***        12,571     7.564303         95,091      -24.36% 5/1/02
                                                        1.65% EV***           182     7.561721          1,376      -24.38% 5/1/02
                                                        1.85% EV***            89     7.551398            672      -24.49% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ....................................    1.50%               1,594     7.527479         11,999      -24.73% 5/1/02
                                                        1.65%               3,885     7.519787         29,214      -24.80% 5/1/02
                                                        1.90%                 185     7.506973          1,389      -24.93% 5/1/02
                                                        1.95%               1,140     7.504405          8,555      -24.96% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.05%               3,025     7.499266         22,685      -25.01% 5/1/02
                                                        2.10%                 878     7.496707          6,582      -25.03% 5/1/02
                                                        2.15%                 659     7.494141          4,939      -25.06% 5/1/02
                                                        2.60%               1,586     7.471019         11,849      -25.29% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ....................................    0.95%             324,451     7.99          2,592,364      -29.62%
                                                        0.95%           5,328,864     7.987645     42,565,074      -29.62%
                                                        1.00%              32,451     7.97            258,631      -29.66%
                                                        1.00%           2,657,955     7.966842     21,175,508      -29.66%
                                                        1.05%               3,331     7.95             26,485      -29.69%
                                                        1.05%             463,992     7.946085      3,686,920      -29.69%
                                                        1.10%             688,961     7.79          5,367,010      -29.73%
                                                        1.10%             478,248     7.787219      3,724,222      -29.73%
                                                        1.15%             123,369     7.77            958,576      -29.76%
                                                        1.15%             191,760     7.770469      1,490,065      -29.76%
                                                        1.20%              24,738     7.74            191,469      -29.80%
                                                        1.20%           1,424,818     7.739942     11,028,009      -29.80%
                                                        1.25%              14,942     7.72            115,349      -29.84%
                                                        1.25%             147,350     7.722981      1,137,981      -29.84%
                                                        1.30%              22,203     7.71            171,188      -29.87%
                                                        1.30%             276,879     7.706045      2,133,642      -29.87%
                                                        1.35%                 459     7.70              3,532      -29.91%
                                                        1.35%             132,716     7.703845      1,022,423      -29.91%
                                                        1.40%             108,960     7.687264        837,604      -29.94%
                                                        1.45%              37,300     7.670681        286,116      -29.98%
                                                        1.50%              72,916     7.654150        558,110      -30.01%
                                                        1.55%              23,356     7.637651        178,385      -30.05%
                                                        1.60%              18,623     7.621164        141,929      -30.08%
                                                        1.65%              59,366     7.604702        451,461      -30.12%
                                                        1.70%              13,680     5.517158         75,475      -30.16%
                                                        1.75%              14,908     5.506865         82,096      -30.19%
                                                        1.80%               5,622     5.496597         30,902      -30.23%
                                                        1.85%               1,232     5.486341          6,759      -30.26%
                                                        1.90%               3,062     5.476092         16,768      -30.30%
                                                        1.95%                 837     5.465865          4,575      -30.33%
                                                        2.00%                 295     5.455641          1,609      -30.37%
                                                        2.05%              13,551     5.445448         73,791      -30.40%
                                                        2.10%                  12     5.435261             65      -30.44%
                                                        2.20%               2,248     5.414906         12,173      -30.51%
                                                        0.95% EV***     1,386,449     7.672583     10,637,645      -30.04%
                                                        1.00% EV***       962,789     7.656067      7,371,177      -30.08%
                                                        1.05% EV***        91,681     7.639561        700,403      -30.11%
                                                        1.10% EV***       286,016     7.623070      2,180,320      -30.15%
                                                        1.15% EV***       117,865     7.606625        896,555      -30.19%
                                                        1.20% EV***       112,288     7.590207        852,289      -30.22%
                                                        1.25% EV***        69,430     5.871045        407,627      -30.26%
                                                        1.30% EV***        10,146     5.859233         59,448      -30.29%
                                                        1.35% EV***        28,854     5.847427        168,722      -30.33%
                                                        1.40% EV***        53,121     5.835637        309,995      -30.36%
                                                        1.45% EV***        14,177     5.823873         82,565      -30.40%
                                                        1.50% EV***        37,384     5.812102        217,280      -30.44%
                                                        1.55% EV***        27,501     5.800370        159,516      -30.47%
                                                        1.60% EV***        12,881     5.788655         74,564      -30.51%
                                                        1.65% EV***         7,931     5.776964         45,817      -30.54%
                                                        1.70% EV***         2,226     5.765266         12,833      -30.58%
                                                        1.75% EV***         4,847     5.753587         27,888      -30.61%
                                                        1.80% EV***         7,447     5.741960         42,760      -30.65%
                                                        1.85% EV***         1,102     5.730325          6,315      -30.68%
                                                        1.90% EV***           450     5.718717          2,573      -30.72%
                                                        2.00% EV***           197     5.695542          1,122      -30.79%
                                                        2.25% EV***           534     5.637909          3,011      -30.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   -------------    --------
     Dreyfus Stock Index Fund - Initial Shares
           2002 ....................................    0.95%             668,139     9.43          6,300,550      -23.10%
                                                        0.95%          32,543,566     9.431842    306,945,773      -23.10%
                                                        1.00%             114,164     9.41          1,074,285      -23.14%
                                                        1.00%          16,917,560     9.407303    159,148,613      -23.14%
                                                        1.05%               9,085     9.38             85,216      -23.18%
                                                        1.05%           2,773,657     9.382799     26,024,666      -23.18%
                                                        1.10%           1,123,488     8.90          9,999,046      -23.22%
                                                        1.10%           3,035,344     8.895399     27,000,596      -23.22%
                                                        1.15%             366,940     8.88          3,258,423      -23.26%
                                                        1.15%           1,555,166     8.876292     13,804,108      -23.26%
                                                        1.20%              45,671     8.79            401,444      -23.30%
                                                        1.20%           9,658,523     8.790442     84,902,686      -23.30%
                                                        1.25%              45,656     8.77            400,400      -23.33%
                                                        1.25%             993,227     8.771190      8,711,783      -23.33%
                                                        1.30%              67,018     8.75            586,406      -23.37%
                                                        1.30%           2,092,202     8.751979     18,310,908      -23.37%
                                                        1.35%               2,721     8.80             23,946      -23.41%
                                                        1.35%           1,369,865     8.800186     12,055,067      -23.41%
                                                        1.40%           1,413,808     8.781243     12,414,992      -23.45%
                                                        1.45%             181,524     8.762333      1,590,574      -23.49%
                                                        1.50%             490,285     8.743455      4,286,785      -23.53%
                                                        1.55%             192,161     8.724586      1,676,525      -23.57%
                                                        1.60%             396,437     8.705780      3,451,293      -23.61%
                                                        1.65%             374,963     8.686976      3,257,295      -23.65%
                                                        1.70%             108,893     6.341490        690,544      -23.68%
                                                        1.75%             298,969     6.329672      1,892,376      -23.72%
                                                        1.80%             241,639     6.317855      1,526,640      -23.76%
                                                        1.85%              50,789     6.306075        320,279      -23.80%
                                                        1.90%              17,392     6.294303        109,471      -23.84%
                                                        1.95%               7,514     6.282549         47,207      -23.88%
                                                        2.00%               2,143     6.270812         13,438      -23.92%
                                                        2.05%              53,835     6.259089        336,958      -23.96%
                                                        2.10%               5,969     6.247385         37,291      -24.00%
                                                        2.15%                  20     6.235687            125      -24.03%
                                                        2.20%              36,791     6.224012        228,988      -24.07%
                                                        2.25%              12,557     5.894657         74,019      -24.11%
                                                        0.95% EV***     7,471,357     8.771777     65,537,077      -23.52%
                                                        1.00% EV***     3,900,666     8.752885     34,142,081      -23.56%
                                                        1.05% EV***       355,093     8.734026      3,101,391      -23.60%
                                                        1.10% EV***     2,600,220     8.715201     22,661,440      -23.64%
                                                        1.15% EV***       961,466     8.696399      8,361,292      -23.67%
                                                        1.20% EV***       375,655     8.677634      3,259,797      -23.71%
                                                        1.25% EV***       696,747     6.884081      4,796,463      -23.75%
                                                        1.30% EV***       227,373     6.870219      1,562,102      -23.79%
                                                        1.35% EV***       246,843     6.856397      1,692,454      -23.83%
                                                        1.40% EV***       287,007     6.842560      1,963,863      -23.87%
                                                        1.45% EV***       142,667     6.828781        974,242      -23.91%
                                                        1.50% EV***       191,362     6.815000      1,304,132      -23.95%
                                                        1.55% EV***       215,967     6.801239      1,468,843      -23.99%
                                                        1.60% EV***       254,494     6.787518      1,727,383      -24.02%
                                                        1.65% EV***        28,825     6.773800        195,255      -24.06%
                                                        1.70% EV***        80,571     6.760100        544,668      -24.10%
                                                        1.75% EV***        31,351     6.746443        211,508      -24.14%
                                                        1.80% EV***         4,771     6.732794         32,122      -24.18%
                                                        1.85% EV***         9,452     6.719167         63,510      -24.22%
                                                        1.90% EV***         1,219     6.705560          8,174      -24.26%
                                                        1.95% EV***           135     6.691959            903      -24.30%
                                                        2.00% EV***         3,324     6.678395         22,199      -24.34%
                                                        2.20% EV***            46     6.624325            305      -24.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ....................................    0.95%             157,719    10.64          1,678,127      -17.51%
                                                        0.95%           4,821,716    10.642941     51,317,239      -17.51%
                                                        1.00%              23,224    10.62            246,636      -17.55%
                                                        1.00%           2,344,733    10.615251     24,889,929      -17.55%
                                                        1.05%               2,239    10.59             23,707      -17.59%
                                                        1.05%             572,077    10.587631      6,056,940      -17.59%
                                                        1.10%             225,683     9.91          2,236,521      -17.63%
                                                        1.10%             458,204     9.914002      4,542,635      -17.63%
                                                        1.15%              66,369     9.89            656,394      -17.67%
                                                        1.15%             227,525     9.892733      2,250,844      -17.67%
                                                        1.20%               9,416     9.73             91,615      -17.71%
                                                        1.20%           1,610,872     9.728623     15,671,566      -17.71%
                                                        1.25%               4,170     9.71             40,493      -17.76%
                                                        1.25%             181,223     9.707308      1,759,187      -17.76%
                                                        1.30%              20,410     9.69            197,775      -17.80%
                                                        1.30%             381,726     9.686029      3,697,409      -17.80%
                                                        1.35%                 489     9.81              4,797      -17.84%
                                                        1.35%             293,976     9.807948      2,883,301      -17.84%
                                                        1.40%                 409     9.79              4,008      -17.88%
                                                        1.40%             258,982     9.786828      2,534,612      -17.88%
                                                        1.45%              23,361     9.765754        228,138      -17.92%
                                                        1.50%             126,927     9.744716      1,236,868      -17.96%
                                                        1.55%              52,321     9.723715        508,754      -18.01%
                                                        1.60%              49,299     9.702740        478,335      -18.05%
                                                        1.65%             130,244     9.681804      1,260,997      -18.09%
                                                        1.70%               8,203     7.258882         59,545      -18.13%
                                                        1.75%              19,452     7.245341        140,936      -18.17%
                                                        1.80%              65,450     7.231846        473,324      -18.22%
                                                        1.85%               6,223     7.218359         44,920      -18.26%
                                                        1.90%               8,658     7.204901         62,380      -18.30%
                                                        1.95%               2,279     7.191435         16,389      -18.34%
                                                        2.00%                 652     7.178001          4,680      -18.38%
                                                        2.05%              21,809     7.164595        156,253      -18.42%
                                                        2.15%                  88     7.137823            628      -18.51%
                                                        2.20%               2,622     7.124457         18,680      -18.55%
                                                        2.25%                 175     7.038931          1,232      -18.59%
                                                        0.95% EV***       969,671     9.782365      9,485,676      -17.93%
                                                        1.00% EV***       353,038     9.761307      3,446,112      -17.97%
                                                        1.05% EV***        43,824     9.740273        426,858      -18.01%
                                                        1.10% EV***       442,151     9.719301      4,297,399      -18.05%
                                                        1.15% EV***       114,508     9.698332      1,110,537      -18.09%
                                                        1.20% EV***        67,600     9.677418        654,193      -18.13%
                                                        1.25% EV***        56,974     7.791705        443,925      -18.18%
                                                        1.30% EV***        26,113     7.776043        203,056      -18.22%
                                                        1.35% EV***        19,158     7.760389        148,674      -18.26%
                                                        1.40% EV***        45,285     7.744749        350,721      -18.30%
                                                        1.45% EV***        13,723     7.729168        106,067      -18.34%
                                                        1.50% EV***        26,272     7.713570        202,651      -18.38%
                                                        1.55% EV***        40,049     7.698004        308,297      -18.43%
                                                        1.60% EV***        29,612     7.682477        227,494      -18.47%
                                                        1.65% EV***         6,761     7.666951         51,836      -18.51%
                                                        1.70% EV***        19,776     7.651471        151,315      -18.55%
                                                        1.75% EV***         8,085     7.636005         61,737      -18.59%
                                                        1.80% EV***         7,407     7.620549         56,445      -18.64%
                                                        1.85% EV***         9,472     7.605139         72,036      -18.68%
                                                        1.90% EV***           154     7.589752          1,169      -18.72%
                                                        1.95% EV***        30,114     7.574366        228,094      -18.76%
                                                        2.00% EV***         1,040     7.559023          7,861      -18.80%
                                                        2.10% EV***         1,520     7.528397         11,443      -18.89%
                                                        2.15% EV***         6,330     7.513112         47,558      -18.93%
                                                        2.20% EV***           642     7.497856          4,814      -18.97%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ....................................    1.50%               6,247     8.360985         52,231      -16.39% 5/1/02
                                                        1.60%              12,734     8.355301        106,396      -16.45% 5/1/02
                                                        1.65%              13,964     8.352453        116,634      -16.48% 5/1/02
                                                        1.75%               3,227     8.346767         26,935      -16.53% 5/1/02
                                                        1.80%               2,933     8.343929         24,473      -16.56% 5/1/02
                                                        1.90%               2,834     8.338234         23,631      -16.62% 5/1/02
                                                        1.95%              11,269     8.335391         93,932      -16.65% 5/1/02
                                                        2.05%              43,886     8.329690        365,557      -16.70% 5/1/02
                                                        2.10%               7,316     8.326847         60,919      -16.73% 5/1/02
                                                        2.20%              12,695     8.321157        105,637      -16.79% 5/1/02
                                                        2.35%                 725     8.312603          6,027      -16.87% 5/1/02
                                                        2.45%               2,614     8.306902         21,714      -16.93% 5/1/02
                                                        2.50%                 432     8.304046          3,587      -16.96% 5/1/02

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ....................................    0.95%               1,876     8.542795         16,026      -19.89%
                                                        1.10%                 359     8.528249          3,062      -20.01%
                                                        1.25%                 141     8.513692          1,200      -20.14%
                                                        1.35%               1,733     8.503992         14,737      -20.22%
                                                        1.40% EV***        23,167     7.585461        175,732      -20.65%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ....................................    0.95%                 124     8.736895          1,083      -13.06%
                                                        1.10%               3,225     8.722016         28,129      -13.19%
                                                        1.15%               3,223     8.717060         28,095      -13.24%
                                                        1.40%                 251     8.692270          2,182      -13.46%
                                                        1.55%               1,234     8.677395         10,708      -13.59%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ....................................    1.50%               3,758     8.060404         30,291      -19.40% 5/1/02
                                                        1.60%               3,432     8.054925         27,645      -19.45% 5/1/02
                                                        1.75%               1,911     8.046698         15,377      -19.53% 5/1/02
                                                        1.80%               1,127     8.043954          9,066      -19.56% 5/1/02
                                                        1.95%               6,278     8.035723         50,448      -19.64% 5/1/02
                                                        2.10%                  12     8.027486             96      -19.73% 5/1/02
                                                        2.20%                 148     8.021996          1,187      -19.78% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ....................................    1.50%               3,134     8.136153         25,499      -18.64% 5/1/02
                                                        1.60%              17,856     8.130621        145,180      -18.69% 5/1/02
                                                        1.80%               1,276     8.119551         10,361      -18.80% 5/1/02
                                                        1.90%               1,646     8.114008         13,356      -18.86% 5/1/02
                                                        1.95%              10,048     8.111235         81,502      -18.89% 5/1/02
                                                        2.05%               8,512     8.105694         68,996      -18.94% 5/1/02
                                                        2.10%                 197     8.102923          1,596      -18.97% 5/1/02
                                                        2.20%              10,869     8.097385         88,010      -19.03% 5/1/02
                                                        2.60%               1,187     8.075185          9,585      -19.25% 5/1/02

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ....................................    1.50%              22,412     9.601107        215,180       -3.99% 5/1/02
                                                        1.60%               2,619     9.594594         25,128       -4.05% 5/1/02
                                                        1.65%              17,537     9.591337        168,203       -4.09% 5/1/02
                                                        1.75%               4,947     9.584812         47,416       -4.15% 5/1/02
                                                        1.80%               1,345     9.581547         12,887       -4.18% 5/1/02
                                                        1.90%                 444     9.575028          4,251       -4.25% 5/1/02
                                                        1.95%              10,407     9.571762         99,613       -4.28% 5/1/02
                                                        2.00%                 567     9.568491          5,425       -4.32% 5/1/02
                                                        2.05%              28,579     9.565241        273,365       -4.35% 5/1/02
                                                        2.10%               8,288     9.561965         79,250       -4.38% 5/1/02
                                                        2.15%               5,571     9.558703         53,252       -4.41% 5/1/02
                                                        2.20%               9,104     9.555433         86,993       -4.45% 5/1/02
                                                        2.35%               3,270     9.545638         31,214       -4.54% 5/1/02
                                                        2.45%                 309     9.539092          2,948       -4.61% 5/1/02
                                                        2.50%               1,411     9.535831         13,455       -4.64% 5/1/02
                                                        2.60%               1,229     9.529281         11,711       -4.71% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ....................................    0.95%              29,495    12.43            366,621      8.27%
                                                        0.95%           7,863,779    12.427549     97,727,499      8.27%
                                                        1.00%               4,921    12.40             61,018      8.21%
                                                        1.00%           2,829,491    12.404594     35,098,687      8.21%
                                                        1.05%                 671    12.38              8,313      8.16%
                                                        1.05%             530,807    12.381646      6,572,264      8.16%
                                                        1.10%              25,182    12.36            311,251      8.10%
                                                        1.10%           1,907,188    12.358755     23,570,469      8.10%
                                                        1.15%               3,519    12.34             43,427      8.05%
                                                        1.15%           1,006,137    12.335897     12,411,602      8.05%
                                                        1.20%                 557    12.31              6,859      8.00%
                                                        1.20%           4,768,723    12.313044     58,717,496      8.00%
                                                        1.25%                 451    12.29              5,546      7.94%
                                                        1.25%             379,021    12.290233      4,658,256      7.94%
                                                        1.30%                 191    12.27              2,348      7.89%
                                                        1.30%             763,064    12.267458      9,360,856      7.89%
                                                        1.35%           1,021,788    12.244728     12,511,516      7.83%
                                                        1.40%           1,294,920    12.222015     15,826,532      7.78%
                                                        1.45%              72,811    12.199338        888,246      7.72%
                                                        1.50%             247,375    12.176693      3,012,209      7.67%
                                                        1.55%             190,946    12.154048      2,320,767      7.61%
                                                        1.60%             198,304    12.131471      2,405,719      7.56%
                                                        1.65%             259,548    12.108907      3,142,843      7.50%
                                                        1.70%              82,994    12.086367      1,003,096      7.45%
                                                        1.75%             312,766    12.063856      3,773,164      7.39%
                                                        1.80%             167,948    12.041407      2,022,330      7.34%
                                                        1.85%             254,215    12.018959      3,055,400      7.28%
                                                        1.90%              13,926    11.996568        167,064      7.23%
                                                        1.95%               2,848    11.974186         34,102      7.18%
                                                        2.00%               2,600    11.951842         31,075      7.12%
                                                        2.05%              17,474    11.929514        208,456      7.07%
                                                        2.10%               1,328    11.907225         15,813      7.01%
                                                        2.15%                  62    11.884957            737      6.96%
                                                        2.20%              24,434    11.862727        289,854      6.90%
                                                        2.25%              21,446    12.271126        263,167      6.85%
                                                        0.95% EV***     3,926,124    12.141594     47,669,404      7.81%
                                                        1.00% EV***     1,387,212    12.118915     16,811,504      7.75%
                                                        1.05% EV***       249,913    12.096247      3,023,009      7.70%
                                                        1.10% EV***     1,792,609    12.073595     21,643,235      7.64%
                                                        1.15% EV***       739,205    12.050965      8,908,134      7.59%
                                                        1.20% EV***       224,861    12.028405      2,704,719      7.53%
                                                        1.25% EV***       194,674    12.005867      2,337,230      7.48%
                                                        1.30% EV***       176,494    11.983338      2,114,987      7.42%
                                                        1.35% EV***        47,022    11.960850        562,423      7.37%
                                                        1.40% EV***       282,414    11.938418      3,371,576      7.31%
                                                        1.45% EV***        28,830    11.916002        343,538      7.26%
                                                        1.50% EV***        40,951    11.893605        487,055      7.20%
                                                        1.55% EV***       202,066    11.871208      2,398,768      7.15%
                                                        1.60% EV***       114,623    11.848884      1,358,155      7.10%
                                                        1.65% EV***        51,659    11.826597        610,950      7.04%
                                                        1.70% EV***        54,672    11.804329        645,366      6.99%
                                                        1.75% EV***        27,454    11.782079        323,465      6.93%
                                                        1.80% EV***        15,891    11.759881        186,876      6.88%
                                                        1.85% EV***        36,894    11.737709        433,051      6.82%
                                                        1.90% EV***           201    11.715579          2,355      6.77%
                                                        1.95% EV***        61,554    11.693464        719,779      6.71%
                                                        2.00% EV***           188    11.671358          2,194      6.66%
                                                        2.05% EV***         2,371    11.649283         27,620      6.60%
                                                        2.10% EV***         6,298    11.627274         73,229      6.55%
                                                        2.15% EV***        14,770    11.605273        171,410      6.49%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20% EV***         1,216    11.583313         14,085        6.44%
                                                        2.25% EV***         2,716    11.561367         31,401        6.38%

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ....................................    1.50%             103,583    10.674330      1,105,679        6.74% 5/1/02
                                                        1.60%              20,435    10.667089        217,982        6.67% 5/1/02
                                                        1.65%              64,180    10.663471        684,382        6.63% 5/1/02
                                                        1.75%              18,269    10.656222        194,679        6.56% 5/1/02
                                                        1.80%               9,900    10.652603        105,461        6.53% 5/1/02
                                                        1.90%               3,691    10.645349         39,292        6.45% 5/1/02
                                                        1.95%              48,819    10.641725        519,518        6.42% 5/1/02
                                                        2.00%               1,992    10.638091         21,191        6.38% 5/1/02
                                                        2.05%              30,839    10.634467        327,956        6.34% 5/1/02
                                                        2.10%              38,232    10.630846        406,439        6.31% 5/1/02
                                                        2.15%               5,503    10.627205         58,482        6.27% 5/1/02
                                                        2.20%              19,314    10.623577        205,184        6.24% 5/1/02
                                                        2.30%                 104    10.616316          1,104        6.16% 5/1/02
                                                        2.35%               3,124    10.612679         33,154        6.13% 5/1/02
                                                        2.45%               2,279    10.605424         24,170        6.05% 5/1/02
                                                        2.50%               7,948    10.601791         84,263        6.02% 5/1/02
                                                        2.60%              15,448    10.594526        163,664        5.95% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ....................................    0.95%             161,675     9.97          1,611,895      -17.79%
                                                        0.95%          18,534,616     9.967020    184,734,888      -17.79%
                                                        1.00%              16,716     9.94            166,155      -17.83%
                                                        1.00%           9,117,274     9.941078     90,635,532      -17.83%
                                                        1.05%               2,376     9.92             23,575      -17.87%
                                                        1.05%           1,927,082     9.915199     19,107,402      -17.87%
                                                        1.10%             191,367    10.24          1,959,597      -17.91%
                                                        1.10%           2,586,383    10.243000     26,492,321      -17.91%
                                                        1.15%              53,434    10.22            546,098      -17.95%
                                                        1.15%           1,276,492    10.220994     13,047,017      -17.95%
                                                        1.20%               7,210    10.24             73,831      -17.99%
                                                        1.20%           6,635,334    10.236736     67,924,162      -17.99%
                                                        1.25%              14,476    10.21            147,801      -18.04%
                                                        1.25%             692,248    10.214304      7,070,832      -18.04%
                                                        1.30%              14,983    10.19            152,680      -18.08%
                                                        1.30%             938,035    10.191923      9,560,380      -18.08%
                                                        1.35%           1,489,762    10.133398     15,096,351      -18.12%
                                                        1.40%                 450    10.11              4,553      -18.16%
                                                        1.40%             973,240    10.111588      9,841,002      -18.16%
                                                        1.45%             122,659    10.089795      1,237,604      -18.20%
                                                        1.50%             423,463    10.068066      4,263,453      -18.24%
                                                        1.55%             191,296    10.046372      1,921,831      -18.29%
                                                        1.60%             359,373    10.024679      3,602,599      -18.33%
                                                        1.65%             437,821    10.003066      4,379,552      -18.37%
                                                        1.70%              68,718     7.544918        518,472      -18.41%
                                                        1.75%             223,737     7.530864      1,684,933      -18.45%
                                                        1.80%             292,312     7.516835      2,197,261      -18.49%
                                                        1.85%              44,833     7.502801        336,373      -18.54%
                                                        1.90%              12,007     7.488805         89,918      -18.58%
                                                        1.95%              14,972     7.474825        111,913      -18.62%
                                                        2.00%               4,752     7.460863         35,454      -18.66%
                                                        2.05%              72,615     7.446930        540,759      -18.70%
                                                        2.15%                  85     7.419096            631      -18.78%
                                                        2.20%              25,233     7.405226        186,856      -18.83%
                                                        2.25%               8,266     8.265957         68,326      -18.87%
                                                        0.95% EV***     5,966,038    10.110831     60,321,602      -18.20%
                                                        1.00% EV***     2,429,072    10.089058     24,507,048      -18.25%
                                                        1.05% EV***       267,521    10.067338      2,693,224      -18.29%
                                                        1.10% EV***     2,138,907    10.045642     21,486,694      -18.33%
                                                        1.15% EV***       788,643    10.024003      7,905,360      -18.37%
                                                        1.20% EV***       263,033    10.002359      2,630,950      -18.41%
                                                        1.25% EV***       258,259     8.476745      2,189,196      -18.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30% EV***       149,215     8.459685      1,262,312      -18.49%
                                                        1.35% EV***       191,655     8.442647      1,618,076      -18.54%
                                                        1.40% EV***       312,820     8.425665      2,635,717      -18.58%
                                                        1.45% EV***        25,237     8.408673        212,210      -18.62%
                                                        1.50% EV***        81,854     8.391713        686,895      -18.66%
                                                        1.55% EV***       169,114     8.374802      1,416,296      -18.70%
                                                        1.60% EV***       149,134     8.357900      1,246,447      -18.74%
                                                        1.65% EV***         7,603     8.341019         63,417      -18.79%
                                                        1.70% EV***        20,404     8.324180        169,847      -18.83%
                                                        1.75% EV***        21,817     8.307354        181,242      -18.87%
                                                        1.80% EV***        16,892     8.290547        140,044      -18.91%
                                                        1.85% EV***         4,695     8.273780         38,845      -18.95%
                                                        1.90% EV***            94     8.257019            776      -18.99%
                                                        1.95% EV***           843     8.240313          6,947      -19.04%
                                                        2.00% EV***         6,797     8.223621         55,896      -19.08%
                                                        2.10% EV***         1,753     8.190292         14,358      -19.16%
                                                        2.15% EV***         5,851     8.173676         47,824      -19.20%
                                                        2.20% EV***            34     8.157072            277      -19.24%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ....................................    1.50%             103,682     8.181219        848,245      -18.19% 5/1/02
                                                        1.60%              30,365     8.175659        248,254      -18.24% 5/1/02
                                                        1.65%              64,617     8.172872        528,106      -18.27% 5/1/02
                                                        1.75%              38,137     8.167310        311,477      -18.33% 5/1/02
                                                        1.80%              30,777     8.164523        251,280      -18.35% 5/1/02
                                                        1.90%              10,621     8.158949         86,656      -18.41% 5/1/02
                                                        1.95%              44,744     8.156165        364,939      -18.44% 5/1/02
                                                        2.00%               2,343     8.153375         19,103      -18.47% 5/1/02
                                                        2.05%              26,086     8.150588        212,616      -18.49% 5/1/02
                                                        2.10%              44,512     8.147807        362,675      -18.52% 5/1/02
                                                        2.15%                 845     8.145012          6,883      -18.55% 5/1/02
                                                        2.20%              18,684     8.142232        152,129      -18.58% 5/1/02
                                                        2.30%                 273     8.136651          2,221      -18.63% 5/1/02
                                                        2.35%                 765     8.133860          6,222      -18.66% 5/1/02
                                                        2.45%               5,871     8.128283         47,721      -18.72% 5/1/02
                                                        2.50%              13,570     8.125501        110,263      -18.74% 5/1/02
                                                        2.60%               7,877     8.119907         63,961      -18.80% 5/1/02

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ....................................    0.95%             160,397     9.35          1,499,712      -30.86%
                                                        0.95%          17,097,622     9.345645    159,788,306      -30.86%
                                                        1.00%              23,887     9.32            222,631      -30.90%
                                                        1.00%           9,566,665     9.321332     89,174,061      -30.90%
                                                        1.05%               2,049     9.30             19,053      -30.93%
                                                        1.05%           1,534,126     9.297061     14,262,863      -30.93%
                                                        1.10%             399,009     8.66          3,455,418      -30.97%
                                                        1.10%           2,001,192     8.662889     17,336,104      -30.97%
                                                        1.15%              91,574     8.64            791,197      -31.00%
                                                        1.15%             874,258     8.644282      7,557,333      -31.00%
                                                        1.20%               9,352     8.70             81,360      -31.04%
                                                        1.20%           7,886,970     8.695091     68,577,922      -31.04%
                                                        1.25%               7,811     8.68             67,800      -31.07%
                                                        1.25%             707,364     8.676036      6,137,116      -31.07%
                                                        1.30%               9,250     8.66             80,107      -31.11%
                                                        1.30%           1,615,401     8.657007     13,984,538      -31.11%
                                                        1.35%               1,583     8.57             13,571      -31.14%
                                                        1.35%           1,238,712     8.570136     10,615,930      -31.14%
                                                        1.40%             659,145     8.551687      5,636,802      -31.18%
                                                        1.45%             113,040     8.533273        964,601      -31.21%
                                                        1.50%             379,091     8.514851      3,227,903      -31.25%
                                                        1.55%              94,522     8.496503        803,106      -31.28%
                                                        1.60%             180,450     8.478157      1,529,883      -31.32%

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.65%             374,709     8.459859      3,169,985      -31.35%
                                                        1.70%              79,984     5.977313        478,089      -31.39%
                                                        1.75%             210,393     5.966173      1,255,241      -31.42%
                                                        1.80%             137,240     5.955034        817,269      -31.46%
                                                        1.85%              23,715     5.943919        140,960      -31.49%
                                                        1.90%               2,709     5.932835         16,072      -31.53%
                                                        1.95%               4,547     5.921737         26,926      -31.56%
                                                        2.00%               2,410     5.910677         14,245      -31.60%
                                                        2.05%              25,200     5.899618        148,670      -31.63%
                                                        2.10%               8,661     5.888587         51,001      -31.67%
                                                        2.20%              12,016     5.866545         70,492      -31.74%
                                                        0.95% EV***     6,579,249     8.538084     56,174,181      -31.27%
                                                        1.00% EV***     3,603,543     8.519700     30,701,105      -31.30%
                                                        1.05% EV***       342,482     8.501335      2,911,554      -31.34%
                                                        1.10% EV***     1,712,839     8.482994     14,530,003      -31.37%
                                                        1.15% EV***       485,490     8.464689      4,109,522      -31.41%
                                                        1.20% EV***       363,000     8.446424      3,066,052      -31.44%
                                                        1.25% EV***       782,576     6.294838      4,926,189      -31.48%
                                                        1.30% EV***       103,124     6.282154        647,841      -31.51%
                                                        1.35% EV***       111,622     6.269497        699,814      -31.55%
                                                        1.40% EV***       194,000     6.256857      1,213,830      -31.58%
                                                        1.45% EV***        89,319     6.244227        557,728      -31.62%
                                                        1.50% EV***        64,133     6.231628        399,653      -31.65%
                                                        1.55% EV***       175,800     6.219039      1,093,307      -31.69%
                                                        1.60% EV***        72,931     6.206479        452,645      -31.72%
                                                        1.65% EV***        25,890     6.193942        160,361      -31.76%
                                                        1.70% EV***        36,817     6.181406        227,581      -31.79%
                                                        1.75% EV***        18,332     6.168903        113,088      -31.83%
                                                        1.80% EV***         6,343     6.156416         39,050      -31.86%
                                                        1.85% EV***         7,937     6.143946         48,764      -31.90%
                                                        1.90% EV***           211     6.131490          1,294      -31.93%
                                                        1.95% EV***            95     6.119054            581      -31.97%
                                                        2.05% EV***           413     6.094257          2,517      -32.04%
                                                        2.15% EV***         7,368     6.069530         44,720      -32.11%
                                                        2.20% EV***            67     6.057185            406      -32.14%

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ....................................    1.50%              46,247     7.438044        343,987      -25.62% 5/1/02
                                                        1.60%              18,166     7.432981        135,028      -25.67% 5/1/02
                                                        1.65%              27,789     7.430451        206,485      -25.70% 5/1/02
                                                        1.75%              16,544     7.425381        122,846      -25.75% 5/1/02
                                                        1.80%               6,509     7.422855         48,315      -25.77% 5/1/02
                                                        1.90%                 361     7.417784          2,678      -25.82% 5/1/02
                                                        1.95%              16,637     7.415251        123,368      -25.85% 5/1/02
                                                        2.00%                 983     7.412716          7,287      -25.87% 5/1/02
                                                        2.05%              41,118     7.410187        304,692      -25.90% 5/1/02
                                                        2.10%               9,254     7.407642         68,550      -25.92% 5/1/02
                                                        2.20%               9,818     7.402571         72,678      -25.97% 5/1/02
                                                        2.35%                 184     7.394955          1,361      -26.05% 5/1/02
                                                        2.45%               5,114     7.389888         37,792      -26.10% 5/1/02
                                                        2.60%               3,952     7.382277         29,175      -26.18% 5/1/02

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ....................................    0.95%             155,486     7.05          1,096,179        2.63%
                                                        0.95%           9,076,686     7.045440     63,949,247        2.63%
                                                        1.00%               7,857     7.03             55,236        2.58%
                                                        1.00%           3,788,342     7.027108     26,621,088        2.58%
                                                        1.05%               4,243     7.01             29,744        2.53%
                                                        1.05%           1,315,908     7.008816      9,222,957        2.53%
                                                        1.10%             120,363     7.69            925,592        2.48%
                                                        1.10%             910,988     7.692360      7,007,648        2.48%
                                                        1.15%              19,052     7.68            146,322        2.43%
                                                        1.15%             344,265     7.675825      2,642,518        2.43%
                                                        1.20%               2,629     7.55             19,847        2.37%
                                                        1.20%           3,658,404     7.554754     27,638,342        2.37%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%               2,776     7.54              20,928       2.32%
                                                        1.25%             280,662     7.538157       2,115,674       2.32%
                                                        1.30%               2,767     7.52              20,806       2.27%
                                                        1.30%             414,418     7.521629       3,117,098       2.27%
                                                        1.35%               1,540     7.61              11,717       2.22%
                                                        1.35%             383,124     7.610038       2,915,588       2.22%
                                                        1.40%             303,944     7.593653       2,308,045       2.17%
                                                        1.45%              22,397     7.577300         169,709       2.12%
                                                        1.50%             105,546     7.560980         798,031       2.06%
                                                        1.55%              51,679     7.544684         389,902       2.01%
                                                        1.60%              81,059     7.528392         610,244       1.96%
                                                        1.65%              93,458     7.512154         702,071       1.91%
                                                        1.70%              10,990     6.490761          71,333       1.86%
                                                        1.75%              58,528     6.478666         379,183       1.80%
                                                        1.80%              54,118     6.466604         349,960       1.75%
                                                        1.85%              12,980     6.454537          83,780       1.70%
                                                        1.90%                 179     6.442506           1,153       1.65%
                                                        2.00%                 328     6.418462           2,105       1.55%
                                                        2.05%              18,822     6.406466         120,583       1.49%
                                                        2.20%              19,278     6.370568         122,812       1.34%
                                                        2.25%                 210     6.714163           1,410       1.29%
                                                        0.95% EV***     2,344,662     7.580848      17,774,526       2.12%
                                                        1.00% EV***     1,149,115     7.564517       8,692,500       2.07%
                                                        1.05% EV***       204,072     7.548221       1,540,381       2.02%
                                                        1.10% EV***       761,403     7.531950       5,734,849       1.97%
                                                        1.15% EV***       400,000     7.515707       3,006,283       1.92%
                                                        1.20% EV***       131,502     7.499501         986,199       1.86%
                                                        1.25% EV***       118,522     7.030420         833,259       1.81%
                                                        1.30% EV***       153,885     7.016265       1,079,698       1.76%
                                                        1.35% EV***        40,577     7.002138         284,126       1.71%
                                                        1.40% EV***        85,182     6.988034         595,255       1.66%
                                                        1.45% EV***         7,224     6.973961          50,380       1.60%
                                                        1.50% EV***        26,149     6.959873         181,994       1.55%
                                                        1.55% EV***        42,149     6.945807         292,759       1.50%
                                                        1.60% EV***        35,987     6.931802         249,455       1.45%
                                                        1.65% EV***        61,738     6.917784         427,090       1.40%
                                                        1.70% EV***        38,792     6.903835         267,814       1.35%
                                                        1.75% EV***        11,592     6.889855          79,867       1.29%
                                                        1.80% EV***         1,011     6.875918           6,952       1.24%
                                                        1.85% EV***         2,340     6.862008          16,057       1.19%
                                                        2.20% EV***            43     6.765173             291       0.83%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002 ....................................    0.95%              17,811     7.68             136,785     -21.10%
                                                        0.95%           3,152,328     7.680997      24,213,022     -21.10%
                                                        1.00%               3,025     7.66              23,171     -21.14%
                                                        1.00%           1,212,326     7.661004       9,287,634     -21.14%
                                                        1.05%             306,410     7.641053       2,341,295     -21.18%
                                                        1.10%              30,386     8.42             255,851     -21.22%
                                                        1.10%             116,811     8.421945         983,776     -21.22%
                                                        1.15%              13,089     8.40             109,944     -21.26%
                                                        1.15%              59,810     8.403857         502,635     -21.26%
                                                        1.20%               2,851     7.78              22,178     -21.30%
                                                        1.20%           1,097,807     7.775040       8,535,493     -21.30%
                                                        1.25%                  87     7.76                 677     -21.34%
                                                        1.25%              91,887     7.757996         712,859     -21.34%
                                                        1.30%               1,034     7.74               8,003     -21.38%
                                                        1.30%             166,392     7.740990       1,288,039     -21.38%
                                                        1.35%              84,579     8.331809         704,696     -21.42%
                                                        1.40%              52,706     8.313864         438,191     -21.46%
                                                        1.45%              14,954     8.295957         124,058     -21.50%
                                                        1.50%              42,344     8.278081         350,527     -21.54%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,161     8.260228         92,192      -21.58%
                                                        1.60%              19,046     8.242406        156,985      -21.62%
                                                        1.65%              26,237     8.224601        215,789      -21.66%
                                                        1.70%               9,243     6.288770         58,127      -21.70%
                                                        1.75%               5,199     6.277043         32,634      -21.74%
                                                        1.80%              20,134     6.265330        126,146      -21.78%
                                                        1.85%                  47     6.253645            294      -21.82%
                                                        1.90%                 337     6.241968          2,104      -21.86%
                                                        2.05%               5,683     6.207036         35,275      -21.98%
                                                        2.20%               5,977     6.172254         36,892      -22.10%
                                                        0.95% EV***       505,984     8.302960      4,201,165      -21.54%
                                                        1.00% EV***       308,123     8.285079      2,552,823      -21.58%
                                                        1.05% EV***        18,513     8.267222        153,051      -21.62%
                                                        1.10% EV***       100,438     8.249389        828,552      -21.66%
                                                        1.15% EV***        33,714     8.231611        277,521      -21.70%
                                                        1.20% EV***        24,339     8.213838        199,917      -21.74%
                                                        1.25% EV***        14,952     6.716533        100,426      -21.77%
                                                        1.30% EV***        14,025     6.703010         94,010      -21.81%
                                                        1.35% EV***         8,521     6.689501         57,001      -21.85%
                                                        1.40% EV***        33,439     6.676020        223,239      -21.89%
                                                        1.45% EV***         7,708     6.662566         51,355      -21.93%
                                                        1.50% EV***         9,723     6.649119         64,649      -21.97%
                                                        1.55% EV***        13,532     6.635696         89,794      -22.01%
                                                        1.60% EV***         6,649     6.622288         44,032      -22.05%
                                                        1.65% EV***         4,481     6.608912         29,615      -22.09%
                                                        1.80% EV***           154     6.568885          1,012      -22.21%
                                                        1.85% EV***            51     6.555586            334      -22.25%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002 ....................................    1.50%              18,910     7.718273        145,953      -22.82% 5/1/02
                                                        1.60%              12,120     7.713021         93,482      -22.87% 5/1/02
                                                        1.65%              29,320     7.710394        226,069      -22.90% 5/1/02
                                                        1.75%              11,503     7.705133         88,632      -22.95% 5/1/02
                                                        1.80%               9,723     7.702512         74,892      -22.97% 5/1/02
                                                        1.90%               5,767     7.697259         44,390      -23.03% 5/1/02
                                                        1.95%              44,665     7.694630        343,681      -23.05% 5/1/02
                                                        2.00%               2,359     7.691991         18,145      -23.08% 5/1/02
                                                        2.05%              21,093     7.689363        162,192      -23.11% 5/1/02
                                                        2.10%              14,269     7.686734        109,682      -23.13% 5/1/02
                                                        2.15%                 619     7.684104          4,756      -23.16% 5/1/02
                                                        2.20%              19,972     7.681468        153,414      -23.19% 5/1/02
                                                        2.35%               1,046     7.673577          8,027      -23.26% 5/1/02
                                                        2.45%               5,728     7.668310         43,924      -23.32% 5/1/02
                                                        2.50%               1,923     7.665671         14,741      -23.34% 5/1/02
                                                        2.60%               3,360     7.660402         25,739      -23.40% 5/1/02

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002 ....................................    0.95%             726,014     7.747856      5,625,052      -22.52% 5/1/02
                                                        1.00%             171,279     7.745225      1,326,594      -22.55% 5/1/02
                                                        1.05%              35,812     7.742612        277,278      -22.57% 5/1/02
                                                        1.10%              85,196     7.739985        659,416      -22.60% 5/1/02
                                                        1.15%              63,478     7.737361        491,152      -22.63% 5/1/02
                                                        1.20%             402,647     7.734738      3,114,369      -22.65% 5/1/02
                                                        1.25%              18,142     7.732121        140,276      -22.68% 5/1/02
                                                        1.30%              58,270     7.729491        450,397      -22.71% 5/1/02
                                                        1.35%              59,582     7.726868        460,382      -22.73% 5/1/02
                                                        1.40%             142,079     7.724242      1,097,453      -22.76% 5/1/02
                                                        1.45%               2,181     7.721614         16,841      -22.78% 5/1/02
                                                        1.50%              21,285     7.718997        164,299      -22.81% 5/1/02
                                                        1.55%               8,447     7.716368         65,180      -22.84% 5/1/02
                                                        1.60%              19,278     7.713742        148,706      -22.86% 5/1/02
                                                        1.65%              34,256     7.711109        264,152      -22.89% 5/1/02
                                                        1.70%               1,881     7.708483         14,500      -22.92% 5/1/02
                                                        1.75%               3,915     7.705852         30,168      -22.94% 5/1/02
                                                        1.80%               5,208     7.703235         40,118      -22.97% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%               5,361     7.700598         41,283      -22.99% 5/1/02
                                                        1.90%               2,307     7.697965         17,759      -23.02% 5/1/02
                                                        2.00%                   6     7.692711             46      -23.07% 5/1/02
                                                        2.05%              14,622     7.690083        112,444      -23.10% 5/1/02
                                                        2.20%               4,111     7.682181         31,581      -23.18% 5/1/02
                                                        2.25%                 284     7.679551          2,181      -23.20% 5/1/02
                                                        0.95% EV***       211,737     7.720305      1,634,674      -22.80% 5/1/02
                                                        1.00% EV***        58,657     7.717683        452,696      -22.82% 5/1/02
                                                        1.05% EV***         7,566     7.715069         58,372      -22.85% 5/1/02
                                                        1.10% EV***        73,092     7.712454        563,719      -22.88% 5/1/02
                                                        1.15% EV***        12,799     7.709829         98,678      -22.90% 5/1/02
                                                        1.20% EV***        22,016     7.707218        169,682      -22.93% 5/1/02
                                                        1.25% EV***         8,426     7.704590         64,919      -22.95% 5/1/02
                                                        1.30% EV***         2,724     7.701974         20,980      -22.98% 5/1/02
                                                        1.35% EV***         8,238     7.699353         63,427      -23.01% 5/1/02
                                                        1.40% EV***        13,301     7.696733        102,374      -23.03% 5/1/02
                                                        1.45% EV***           405     7.694115          3,116      -23.06% 5/1/02
                                                        1.50% EV***           247     7.691485          1,900      -23.09% 5/1/02
                                                        1.55% EV***         1,574     7.688878         12,102      -23.11% 5/1/02
                                                        1.60% EV***         3,666     7.686245         28,178      -23.14% 5/1/02
                                                        1.65% EV***           841     7.683625          6,462      -23.16% 5/1/02
                                                        1.70% EV***         1,252     7.681001          9,617      -23.19% 5/1/02
                                                        1.75% EV***         1,303     7.678376         10,005      -23.22% 5/1/02
                                                        1.85% EV***            85     7.673136            652      -23.27% 5/1/02
                                                        2.15% EV***         2,507     7.657369         19,197      -23.43% 5/1/02
                                                        2.20% EV***            18     7.654744            138      -23.45% 5/1/02
                                                        2.25% EV***           800     7.652115          6,122      -23.48% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002 ....................................    0.95%             240,508    11.34          2,727,357      -10.29%
                                                        0.95%          15,001,343    11.336946    170,069,416      -10.29%
                                                        1.00%              23,729    11.31            268,377      -10.33%
                                                        1.00%           7,425,811    11.307460     83,967,061      -10.33%
                                                        1.05%               1,234    11.28             13,917      -10.38%
                                                        1.05%           1,198,461    11.278034     13,516,284      -10.38%
                                                        1.10%             441,974    11.26          4,976,625      -10.42%
                                                        1.10%           1,264,891    11.255043     14,236,403      -10.42%
                                                        1.15%              84,084    11.23            944,265      -10.47%
                                                        1.15%             604,920    11.230871      6,793,778      -10.47%
                                                        1.20%              11,022    11.04            121,682      -10.51%
                                                        1.20%           5,632,662    11.039054     62,179,260      -10.51%
                                                        1.25%               8,270    11.01             91,058      -10.56%
                                                        1.25%             437,579    11.014882      4,819,881      -10.56%
                                                        1.30%              29,004    10.99            318,759      -10.60%
                                                        1.30%             876,068    10.990756      9,628,650      -10.60%
                                                        1.35%                 450    11.13              5,010      -10.65%
                                                        1.35%             709,044    11.134608      7,894,927      -10.65%
                                                        1.40%             506,121    11.110642      5,623,329      -10.69%
                                                        1.45%              63,336    11.086716        702,188      -10.74%
                                                        1.50%             379,402    11.062836      4,197,262      -10.78%
                                                        1.55%             144,484    11.038967      1,594,954      -10.83%
                                                        1.60%             150,565    11.015156      1,658,497      -10.88%
                                                        1.65%             327,760    10.991394      3,602,539      -10.92%
                                                        1.70%              44,931     7.932488        356,415      -10.97%
                                                        1.75%             157,532     7.917710      1,247,293      -11.01%
                                                        1.80%             182,472     7.902955      1,442,068      -11.06%
                                                        1.85%              25,544     7.888206        201,496      -11.10%
                                                        1.90%              12,461     7.873493         98,112      -11.15%
                                                        1.95%               4,959     7.858792         38,972      -11.19%
                                                        2.00%                 432     7.844111          3,389      -11.24%
                                                        2.05%              49,241     7.829445        385,530      -11.28%
                                                        2.10%                 190     7.814811          1,485      -11.33%

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.15%                 167     7.800188          1,303      -11.37%
                                                        2.20%              23,235     7.785588        180,898      -11.42%
                                                        2.25%               5,809     6.920130         40,199      -11.46%
                                                        0.95% EV***     4,045,543    11.107424     44,935,561      -10.72%
                                                        1.00% EV***     2,169,079    11.083523     24,041,037      -10.76%
                                                        1.05% EV***       225,667    11.059647      2,495,797      -10.81%
                                                        1.10% EV***     1,081,864    11.035812     11,939,248      -10.85%
                                                        1.15% EV***       417,672    11.012014      4,599,410      -10.90%
                                                        1.20% EV***       165,238    10.988257      1,815,678      -10.94%
                                                        1.25% EV***       164,678     8.469073      1,394,670      -10.99%
                                                        1.30% EV***       100,785     8.452039        851,839      -11.03%
                                                        1.35% EV***        98,507     8.434993        830,906      -11.08%
                                                        1.40% EV***       191,616     8.418012      1,613,026      -11.12%
                                                        1.45% EV***        58,424     8.401053        490,823      -11.17%
                                                        1.50% EV***        77,013     8.384109        645,685      -11.21%
                                                        1.55% EV***       167,683     8.367204      1,403,038      -11.26%
                                                        1.60% EV***        68,125     8.350322        568,866      -11.31%
                                                        1.65% EV***        28,545     8.333454        237,878      -11.35%
                                                        1.70% EV***        36,288     8.316606        301,793      -11.40%
                                                        1.75% EV***        16,680     8.299813        138,441      -11.44%
                                                        1.80% EV***         7,747     8.283012         64,168      -11.49%
                                                        1.85% EV***        35,365     8.266241        292,336      -11.53%
                                                        1.90% EV***           468     8.249508          3,861      -11.58%
                                                        1.95% EV***        64,056     8.232796        527,360      -11.62%
                                                        2.00% EV***         2,158     8.216113         17,730      -11.67%
                                                        2.05% EV***         4,198     8.199466         34,421      -11.71%
                                                        2.10% EV***         3,253     8.182824         26,619      -11.76%
                                                        2.15% EV***         9,539     8.166213         77,898      -11.80%
                                                        2.20% EV***         1,161     8.149621          9,462      -11.85%
                                                        2.25% EV***         2,524     8.133074         20,528      -11.89%
                                                        2.40% EV***            39     8.083550            315      -12.03%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002 ....................................    1.50%              47,786     8.625875        412,196      -13.74% 5/1/02
                                                        1.60%              30,068     8.619998        259,186      -13.80% 5/1/02
                                                        1.65%              33,613     8.617065        289,645      -13.83% 5/1/02
                                                        1.75%              21,884     8.611210        188,448      -13.89% 5/1/02
                                                        1.80%               9,081     8.608264         78,172      -13.92% 5/1/02
                                                        1.90%              12,572     8.602399        108,149      -13.98% 5/1/02
                                                        1.95%              73,640     8.599464        633,265      -14.01% 5/1/02
                                                        2.00%               6,043     8.596525         51,949      -14.03% 5/1/02
                                                        2.05%              27,507     8.593584        236,384      -14.06% 5/1/02
                                                        2.10%              26,192     8.590655        225,006      -14.09% 5/1/02
                                                        2.15%               2,447     8.587714         21,014      -14.12% 5/1/02
                                                        2.20%              32,481     8.584775        278,842      -14.15% 5/1/02
                                                        2.35%               4,984     8.575959         42,743      -14.24% 5/1/02
                                                        2.45%               1,724     8.570074         14,775      -14.30% 5/1/02
                                                        2.50%               3,069     8.567134         26,293      -14.33% 5/1/02
                                                        2.60%               4,851     8.561243         41,531      -14.39% 5/1/02

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002 ....................................    0.95%              32,587     7.12            232,016      -22.66%
                                                        0.95%           4,846,275     7.116855     34,490,236      -22.66%
                                                        1.00%                 737     7.10              5,231      -22.70%
                                                        1.00%           3,192,682     7.098321     22,662,682      -22.70%
                                                        1.05%             529,270     7.079820      3,747,136      -22.74%
                                                        1.10%              70,065     6.79            475,738      -22.78%
                                                        1.10%             156,766     6.788835      1,064,259      -22.78%
                                                        1.15%              12,538     6.77             84,881      -22.82%
                                                        1.15%              69,240     6.774232        469,048      -22.82%
                                                        1.20%               1,705     6.82             11,626      -22.85%
                                                        1.20%           1,192,505     6.823011      8,136,475      -22.85%
                                                        1.25%               1,379     6.81              9,391      -22.89%
                                                        1.25%             134,676     6.808058        916,882      -22.89%
                                                        1.30%               2,217     6.79             15,052      -22.93%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%             210,912     6.793127      1,432,752      -22.93%
                                                        1.35%             115,674     6.716136        776,882      -22.97%
                                                        1.40%              86,765     6.701675        581,471      -23.01%
                                                        1.45%              18,445     6.687212        123,346      -23.05%
                                                        1.50%              50,001     6.672816        333,647      -23.09%
                                                        1.55%              22,387     6.658420        149,062      -23.13%
                                                        1.60%              17,309     6.644054        115,002      -23.17%
                                                        1.65%              65,430     6.629704        433,782      -23.21%
                                                        1.70%               8,471     5.187189         43,941      -23.25%
                                                        1.75%               9,579     5.177522         49,595      -23.28%
                                                        1.80%               3,367     5.167863         17,400      -23.32%
                                                        1.85%               5,565     5.158219         28,705      -23.36%
                                                        1.90%               2,337     5.148599         12,032      -23.40%
                                                        1.95%               1,870     5.138966          9,610      -23.44%
                                                        2.05%               4,904     5.119765         25,107      -23.52%
                                                        2.20%               2,479     5.091068         12,621      -23.64%
                                                        0.95% EV***       656,981     6.686316      4,392,783      -23.08%
                                                        1.00% EV***       388,213     6.671902      2,590,119      -23.12%
                                                        1.05% EV***        35,203     6.657522        234,365      -23.16%
                                                        1.10% EV***       225,811     6.643168      1,500,100      -23.20%
                                                        1.15% EV***        77,476     6.628826        513,575      -23.23%
                                                        1.20% EV***        33,515     6.614516        221,686      -23.27%
                                                        1.25% EV***        53,275     5.369106        286,039      -23.31%
                                                        1.30% EV***        34,929     5.358280        187,159      -23.35%
                                                        1.35% EV***        13,866     5.347486         74,148      -23.39%
                                                        1.40% EV***        29,390     5.336707        156,846      -23.43%
                                                        1.45% EV***        19,109     5.325932        101,773      -23.47%
                                                        1.50% EV***         9,803     5.315181         52,105      -23.51%
                                                        1.55% EV***         7,565     5.304452         40,128      -23.55%
                                                        1.60% EV***         5,692     5.293734         30,132      -23.59%
                                                        1.65% EV***         1,267     5.283042          6,694      -23.63%
                                                        1.70% EV***        15,586     5.272359         82,175      -23.66%
                                                        1.75% EV***         3,970     5.261680         20,889      -23.70%
                                                        1.80% EV***            94     5.251028            494      -23.74%
                                                        1.85% EV***           116     5.240393            608      -23.78%
                                                        1.90% EV***           130     5.229757            680      -23.82%
                                                        1.95% EV***            43     5.219171            224      -23.86%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002 ....................................    1.50%              28,213     8.568929        241,755      -14.31% 5/1/02
                                                        1.60%              17,590     8.563111        150,625      -14.37% 5/1/02
                                                        1.65%              18,298     8.560195        156,634      -14.40% 5/1/02
                                                        1.75%               7,132     8.554371         61,010      -14.46% 5/1/02
                                                        1.80%               6,840     8.551452         58,492      -14.49% 5/1/02
                                                        1.90%               4,363     8.545619         37,285      -14.54% 5/1/02
                                                        1.95%              36,108     8.542713        308,460      -14.57% 5/1/02
                                                        2.00%               3,484     8.539795         29,753      -14.60% 5/1/02
                                                        2.05%              50,812     8.536882        433,776      -14.63% 5/1/02
                                                        2.10%              12,870     8.533965        109,832      -14.66% 5/1/02
                                                        2.15%               1,987     8.531037         16,951      -14.69% 5/1/02
                                                        2.20%              18,585     8.528123        158,495      -14.72% 5/1/02
                                                        2.45%                 870     8.513529          7,407      -14.86% 5/1/02
                                                        2.50%               2,430     8.510607         20,681      -14.89% 5/1/02
                                                        2.60%               2,270     8.504756         19,306      -14.95% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002 ....................................    0.95%             234,553     7.461630      1,750,148      -25.38% 5/1/02
                                                        1.00%              42,313     7.459102        315,617      -25.41% 5/1/02
                                                        1.05%              11,180     7.456574         83,364      -25.43% 5/1/02
                                                        1.10%              61,140     7.454046        455,740      -25.46% 5/1/02
                                                        1.15%              32,277     7.451528        240,513      -25.48% 5/1/02
                                                        1.20%             157,219     7.448995      1,171,124      -25.51% 5/1/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------    ----------   --------------   --------
                                                        1.25%                 606     7.446470          4,513      -25.54% 5/1/02
                                                        1.30%              24,509     7.443946        182,444      -25.56% 5/1/02
                                                        1.35%              23,920     7.441418        177,999      -25.59% 5/1/02
                                                        1.40%              29,435     7.438892        218,964      -25.61% 5/1/02
                                                        1.45%                   7     7.436365             52      -25.64% 5/1/02
                                                        1.50%               1,668     7.433831         12,400      -25.66% 5/1/02
                                                        1.55%              64,476     7.431305        479,141      -25.69% 5/1/02
                                                        1.60%              37,699     7.428775        280,057      -25.71% 5/1/02
                                                        1.65%               6,844     7.426249         50,825      -25.74% 5/1/02
                                                        1.70%                 988     7.423709          7,335      -25.76% 5/1/02
                                                        1.75%               8,048     7.421189         59,726      -25.79% 5/1/02
                                                        1.80%               1,302     7.418650          9,659      -25.81% 5/1/02
                                                        1.85%                 708     7.416124          5,251      -25.84% 5/1/02
                                                        1.90%               2,253     7.413590         16,703      -25.86% 5/1/02
                                                        1.95%                 220     7.411055          1,630      -25.89% 5/1/02
                                                        2.00%               1,294     7.408523          9,587      -25.91% 5/1/02
                                                        2.05%                 161     7.405989          1,192      -25.94% 5/1/02
                                                        2.10%                 169     7.403455          1,251      -25.97% 5/1/02
                                                        2.20%                 600     7.398393          4,439      -26.02% 5/1/02
                                                        0.95% EV***        70,301     7.433417        522,577      -25.67% 5/1/02
                                                        1.00% EV***        12,180     7.430893         90,508      -25.69% 5/1/02
                                                        1.05% EV***         9,657     7.428369         71,736      -25.72% 5/1/02
                                                        1.10% EV***        10,003     7.425858         74,281      -25.74% 5/1/02
                                                        1.15% EV***         4,617     7.423330         34,274      -25.77% 5/1/02
                                                        1.20% EV***         7,789     7.420810         57,801      -25.79% 5/1/02
                                                        1.25% EV***         4,653     7.418293         34,517      -25.82% 5/1/02
                                                        1.30% EV***         9,843     7.415772         72,993      -25.84% 5/1/02
                                                        1.35% EV***           623     7.413247          4,618      -25.87% 5/1/02
                                                        1.55% EV***         3,996     7.403151         29,583      -25.97% 5/1/02
                                                        1.60% EV***         9,667     7.400626         71,542      -25.99% 5/1/02
                                                        1.65% EV***         1,551     7.398101         11,474      -26.02% 5/1/02
                                                        1.70% EV***         1,798     7.395576         13,297      -26.04% 5/1/02
                                                        1.75% EV***           939     7.393048          6,942      -26.07% 5/1/02
                                                        1.85% EV***         3,150     7.388002         23,272      -26.12% 5/1/02
                                                        2.00% EV***         2,972     7.380416         21,935      -26.20% 5/1/02
                                                        2.20% EV***            37     7.370293            273      -26.30% 5/1/02

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002 ....................................    1.50%               9,372     7.480890         70,111      -25.19% 5/1/02
                                                        1.60%               9,559     7.475794         71,461      -25.24% 5/1/02
                                                        1.65%               1,126     7.473249          8,415      -25.27% 5/1/02
                                                        1.75%               6,168     7.468157         46,064      -25.32% 5/1/02
                                                        1.80%               1,525     7.465607         11,385      -25.34% 5/1/02
                                                        1.90%               1,880     7.460508         14,026      -25.39% 5/1/02
                                                        1.95%              11,054     7.457961         82,440      -25.42% 5/1/02
                                                        2.05%               3,243     7.452860         24,170      -25.47% 5/1/02
                                                        2.10%               5,355     7.450311         39,896      -25.50% 5/1/02
                                                        2.15%               2,166     7.447769         16,132      -25.52% 5/1/02
                                                        2.20%               7,274     7.445212         54,156      -25.55% 5/1/02
                                                        2.35%                 194     7.437557          1,443      -25.62% 5/1/02
                                                        2.50%                 134     7.429905            996      -25.70% 5/1/02
                                                        2.60%                 933     7.424796          6,927      -25.75% 5/1/02

     First Horizon Capital Appreciation Portfolio
           2002 ....................................    0.95%               2,748     8.937198         24,559      -19.40%
                                                        1.10%                 622     8.919246          5,548      -19.52%
                                                        1.15%               1,301     8.913273         11,596      -19.56%
                                                        1.20%                 947     8.907304          8,435      -19.60%
                                                        1.40%               4,498     8.883397         39,958      -19.77%
                                                        1.50%               1,853     8.871464         16,439      -19.85%
                                                        1.55%               1,627     8.865478         14,424      -19.89%
                                                        1.60%                 964     8.859519          8,541      -19.93%
                                                        1.65%               1,691     8.853554         14,971      -19.97%
                                                        1.70%               5,141     8.847571         45,485      -20.01%
                                                        2.00%                 210     8.811787          1,850      -20.25%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
        Initial Funding by Depositor
           2002 ....................................      --               50,000     8.869998        443,500      -18.62%
     First Horizon Growth & Income Portfolio
           2002 ....................................    0.95%              13,438     7.518632        101,035      -26.81%
                                                        1.10%              53,590     7.503537        402,115      -26.92%
                                                        1.15%               2,693     7.498507         20,193      -26.96%
                                                        1.20%              17,110     7.493478        128,213      -27.00%
                                                        1.25%                 611     7.488460          4,575      -27.03%
                                                        1.35%               2,172     7.478403         16,243      -27.11%
                                                        1.40%              10,886     7.473377         81,355      -27.15%
                                                        1.50%               2,113     7.463332         15,770      -27.22%
                                                        1.55%              20,181     7.458308        150,516      -27.26%
                                                        1.60%               6,885     7.453289         51,316      -27.29%
                                                        1.65%               1,953     7.448264         14,546      -27.33%
                                                        1.70%               6,516     7.443251         48,500      -27.37%
                                                        1.80%                 106     7.433211            788      -27.44%
                                                        2.00%               2,258     7.413151         16,739      -27.59%
        Initial Funding by Depositor
           2002 ....................................      --               50,000     7.439240        371,962      -26.11%
     Gartmore GVIT Comstock Value Fund - Class I
           2002 ....................................    0.95%               4,562     7.77             35,449      -25.86%
                                                        0.95%           1,157,865     7.767974      8,994,265      -25.86%
                                                        1.00%                 786     7.75              6,090      -25.89%
                                                        1.00%             722,630     7.747775      5,598,775      -25.89%
                                                        1.05%             158,442     7.727599      1,224,376      -25.93%
                                                        1.10%               7,520     7.89             59,336      -25.97%
                                                        1.10%              75,893     7.892787        599,007      -25.97%
                                                        1.15%               9,374     7.88             73,863      -26.01%
                                                        1.15%             112,032     7.875820        882,344      -26.01%
                                                        1.20%                  99     7.91                783      -26.04%
                                                        1.20%             531,848     7.914998      4,209,576      -26.04%
                                                        1.25%                 276     7.90              2,182      -26.08%
                                                        1.25%              47,498     7.897653        375,123      -26.08%
                                                        1.30%                 138     7.88              1,086      -26.12%
                                                        1.30%             101,008     7.880333        795,977      -26.12%
                                                        1.35%             132,267     7.808298      1,032,780      -26.16%
                                                        1.40%              60,100     7.791482        468,268      -26.19%
                                                        1.45%              15,836     7.774693        123,120      -26.23%
                                                        1.50%              38,059     7.757941        295,259      -26.27%
                                                        1.55%              21,255     7.741201        164,539      -26.31%
                                                        1.60%              17,136     7.724509        132,367      -26.34%
                                                        1.65%              75,083     7.707824        578,727      -26.38%
                                                        1.70%              12,399     6.017346         74,609      -26.42%
                                                        1.75%              14,770     6.006135         88,711      -26.46%
                                                        1.80%              24,126     5.994918        144,633      -26.49%
                                                        1.85%               1,887     5.983746         11,291      -26.53%
                                                        1.90%               1,116     5.972569          6,665      -26.57%
                                                        1.95%                 247     5.961415          1,472      -26.61%
                                                        2.05%               4,325     5.939149         25,687      -26.68%
                                                        2.20%                 123     5.905872            726      -26.79%
                                                        0.95% EV***       336,584     7.780517      2,618,798      -26.27%
                                                        1.00% EV***       297,713     7.763746      2,311,368      -26.31%
                                                        1.05% EV***        30,990     7.747028        240,080      -26.34%
                                                        1.10% EV***       106,470     7.730333        823,049      -26.38%
                                                        1.15% EV***        64,989     7.713648        501,302      -26.42%
                                                        1.20% EV***        29,698     7.696995        228,585      -26.46%
                                                        1.25% EV***         5,231     6.430473         33,638      -26.49%
                                                        1.30% EV***         3,868     6.417531         24,823      -26.53%
                                                        1.35% EV***         3,580     6.404622         22,929      -26.57%
                                                        1.40% EV***         9,207     6.391699         58,848      -26.61%

                                                         Contract                     Unit          Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45% EV***         3,982     6.378813         25,400      -26.64%
                                                        1.50% EV***         2,419     6.365938         15,399      -26.68%
                                                        1.55% EV***        25,315     6.353095        160,829      -26.72%
                                                        1.60% EV***         1,478     6.340254          9,371      -26.76%
                                                        1.65% EV***         3,742     6.327454         23,677      -26.79%
                                                        1.75% EV***         6,003     6.301892         37,830      -26.87%
                                                        1.80% EV***           453     6.289133          2,849      -26.91%
                                                        1.85% EV***         1,219     6.276398          7,651      -26.94%
                                                        2.00% EV***            75     6.238309            468      -27.06%
                                                        2.15% EV***         3,987     6.200393         24,721      -27.17%
                                                        2.25% EV***         1,542     6.175220          9,522      -27.24%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ....................................    0.95%              22,102    12.24            270,532      -16.11%
                                                        0.95%           4,053,421    12.239605     49,612,272      -16.11%
                                                        1.00%               1,746    12.21             21,324      -16.15%
                                                        1.00%           1,731,378    12.207752     21,136,233      -16.15%
                                                        1.05%                 111    12.18              1,352      -16.19%
                                                        1.05%             270,265    12.175959      3,290,736      -16.19%
                                                        1.10%              37,262    13.65            508,628      -16.24%
                                                        1.10%             692,347    13.651955      9,451,890      -16.24%
                                                        1.15%               9,273    13.62            126,304      -16.28%
                                                        1.15%             343,541    13.622624      4,679,930      -16.28%
                                                        1.20%               1,290    13.60             17,542      -16.32%
                                                        1.20%           1,479,757    13.601153     20,126,401      -16.32%
                                                        1.25%                 865    13.57             11,742      -16.36%
                                                        1.25%             163,764    13.571367      2,222,501      -16.36%
                                                        1.30%               1,665    13.54             22,548      -16.41%
                                                        1.30%             281,745    13.541599      3,815,278      -16.41%
                                                        1.35%             287,070    13.505833      3,877,119      -16.45%
                                                        1.40%             304,784    13.476762      4,107,501      -16.49%
                                                        1.45%              21,266    13.447730        285,979      -16.53%
                                                        1.50%              95,144    13.418734      1,276,712      -16.58%
                                                        1.55%              68,131    13.389824        912,262      -16.62%
                                                        1.60%              85,515    13.360934      1,142,560      -16.66%
                                                        1.65%             115,102    13.332102      1,534,552      -16.70%
                                                        1.70%               8,650    10.471383         90,577      -16.75%
                                                        1.75%              94,605    10.451848        988,797      -16.79%
                                                        1.80%              66,524    10.432365        694,003      -16.83%
                                                        1.85%              14,321    10.412893        149,123      -16.87%
                                                        1.90%               4,021    10.393469         41,792      -16.91%
                                                        1.95%               3,484    10.374056         36,143      -16.96%
                                                        2.00%               1,856    10.354673         19,218      -17.00%
                                                        2.05%              27,177    10.335306        280,883      -17.04%
                                                        2.10%               6,287    10.315991         64,857      -17.08%
                                                        2.15%                  74    10.296690            762      -17.13%
                                                        2.20%              13,922    10.277402        143,082      -17.17%
                                                        2.25%               3,877     8.840892         34,276      -17.21%
                                                        0.95% EV***     1,337,833    13.489512     18,046,714      -16.51%
                                                        1.00% EV***     1,024,097    13.460469     13,784,826      -16.55%
                                                        1.05% EV***        77,163    13.431469      1,036,412      -16.59%
                                                        1.10% EV***       692,826    13.402538      9,285,627      -16.63%
                                                        1.15% EV***       191,482    13.373633      2,560,810      -16.68%
                                                        1.20% EV***        87,875    13.344796      1,172,674      -16.72%
                                                        1.25% EV***       119,645    10.811703      1,293,566      -16.76%
                                                        1.30% EV***        29,376    10.789958        316,966      -16.80%
                                                        1.35% EV***        38,804    10.768248        417,851      -16.85%
                                                        1.40% EV***       124,690    10.746540      1,339,986      -16.89%
                                                        1.45% EV***        30,429    10.724911        326,348      -16.93%
                                                        1.50% EV***        17,152    10.703261        183,582      -16.97%
                                                        1.55% EV***        94,182    10.681686      1,006,023      -17.02%
                                                        1.60% EV***        77,420    10.660147        825,309      -17.06%
                                                        1.65% EV***         7,676    10.638596         81,662      -17.10%
                                                        1.70% EV***        12,743    10.617120        135,294      -17.14%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75% EV***        12,260    10.595663        129,903      -17.19%
                                                        1.80% EV***         9,172    10.574231         96,987      -17.23%
                                                        1.85% EV***        16,504    10.552825        174,164      -17.27%
                                                        1.90% EV***            77    10.531459            811      -17.31%
                                                        1.95% EV***        42,074    10.510133        442,203      -17.35%
                                                        2.00% EV***         2,809    10.488826         29,463      -17.40%
                                                        2.10% EV***         2,383    10.446334         24,894      -17.48%
                                                        2.20% EV***           842    10.403950          8,760      -17.57%
                                                        2.25% EV***           342    10.382810          3,551      -17.61%

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ....................................    0.95%               2,763     6.85             18,928      -16.04%
                                                        0.95%             215,320     6.853997      1,475,803      -16.04%
                                                        1.00%              49,152     6.846219        336,505      -16.08%
                                                        1.05%               5,353     6.838436         36,606      -16.12%
                                                        1.10%                 848     6.83              5,793      -16.16%
                                                        1.10%              24,834     6.830658        169,633      -16.16%
                                                        1.15%                  76     6.82                522      -16.21%
                                                        1.15%               9,900     6.822884         67,547      -16.21%
                                                        1.20%              25,405     6.815122        173,138      -16.25%
                                                        1.25%               2,882     6.807349         19,619      -16.29%
                                                        1.30%               7,977     6.799600         54,240      -16.33%
                                                        1.35%              11,753     6.791842         79,825      -16.38%
                                                        1.40%               4,374     6.784099         29,674      -16.42%
                                                        1.45%               1,450     6.776365          9,826      -16.46%
                                                        1.50%               2,471     6.768606         16,725      -16.50%
                                                        1.55%                 542     6.760886          3,664      -16.54%
                                                        1.60%                 128     6.753156            864      -16.59%
                                                        1.65%               9,286     6.745447         62,638      -16.63%
                                                        1.75%               3,847     6.729993         25,890      -16.71%
                                                        1.80%               4,773     6.722291         32,085      -16.76%
                                                        2.05%               2,168     6.683831         14,491      -16.97%
                                                        0.95% EV***        61,878     5.834276        361,013      -16.43%
                                                        1.00% EV***        22,278     5.827343        129,822      -16.48%
                                                        1.05% EV***         2,615     5.820426         15,220      -16.52%
                                                        1.10% EV***        20,392     5.813514        118,549      -16.56%
                                                        1.15% EV***         6,678     5.806609         38,777      -16.60%
                                                        1.20% EV***         1,498     5.799706          8,688      -16.64%
                                                        1.25% EV***         4,192     5.792797         24,283      -16.69%
                                                        1.30% EV***           179     5.785902          1,036      -16.73%
                                                        1.35% EV***           772     5.779007          4,461      -16.77%
                                                        1.40% EV***         5,760     5.772116         33,247      -16.81%
                                                        1.45% EV***           179     5.765231          1,032      -16.86%
                                                        1.55% EV***         1,370     5.751486          7,880      -16.94%
                                                        1.60% EV***           254     5.744621          1,459      -16.98%
                                                        1.65% EV***         1,363     5.737754          7,821      -17.03%
                                                        1.70% EV***           162     5.730898            928      -17.07%
                                                        1.75% EV***            89     5.724038            509      -17.11%
                                                        1.85% EV***            76     5.710340            434      -17.20%

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ....................................    0.95%             166,114     7.523761      1,249,802      -24.76% 5/1/02
                                                        1.00%             212,742     7.521210      1,600,077      -24.79% 5/1/02
                                                        1.05%               4,611     7.518664         34,669      -24.81% 5/1/02
                                                        1.10%              48,124     7.516119        361,706      -24.84% 5/1/02
                                                        1.15%              17,957     7.513570        134,921      -24.86% 5/1/02
                                                        1.20%              73,731     7.511024        553,795      -24.89% 5/1/02
                                                        1.25%               6,288     7.508471         47,213      -24.92% 5/1/02
                                                        1.30%              33,881     7.505927        254,308      -24.94% 5/1/02
                                                        1.35%              62,972     7.503370        472,502      -24.97% 5/1/02
                                                        1.40%              13,369     7.500827        100,279      -24.99% 5/1/02
                                                        1.45%                 535     7.498277          4,012      -25.02% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.50%               6,742     7.495729         50,536     -25.04% 5/1/02
                                                        1.55%               2,299     7.493172         17,227     -25.07% 5/1/02
                                                        1.60%              11,229     7.490620         84,112     -25.09% 5/1/02
                                                        1.65%               5,208     7.488067         38,998     -25.12% 5/1/02
                                                        1.70%                 124     7.485519            928     -25.14% 5/1/02
                                                        1.75%               4,311     7.482965         32,259     -25.17% 5/1/02
                                                        1.80%               7,339     7.480416         54,899     -25.20% 5/1/02
                                                        1.85%               1,477     7.477857         11,045     -25.22% 5/1/02
                                                        1.90%               6,997     7.475305         52,305     -25.25% 5/1/02
                                                        2.05%               3,434     7.467644         25,644     -25.32% 5/1/02
                                                        2.25%                 152     7.457415          1,134     -25.43% 5/1/02
                                                        0.95% EV***        72,923     7.495989        546,630     -25.04% 5/1/02
                                                        1.00% EV***       401,932     7.493440      3,011,853     -25.07% 5/1/02
                                                        1.05% EV***         1,644     7.490900         12,315     -25.09% 5/1/02
                                                        1.10% EV***        99,201     7.488362        742,853     -25.12% 5/1/02
                                                        1.15% EV***        12,883     7.485815         96,440     -25.14% 5/1/02
                                                        1.20% EV***        10,589     7.483277         79,240     -25.17% 5/1/02
                                                        1.25% EV***        10,020     7.480731         74,957     -25.19% 5/1/02
                                                        1.30% EV***         1,783     7.478183         13,334     -25.22% 5/1/02
                                                        1.35% EV***         4,832     7.475643         36,122     -25.24% 5/1/02
                                                        1.40% EV***         1,439     7.473096         10,754     -25.27% 5/1/02
                                                        1.45% EV***           283     7.470552          2,114     -25.29% 5/1/02
                                                        1.50% EV***           850     7.468009          6,348     -25.32% 5/1/02
                                                        1.55% EV***         7,305     7.465454         54,535     -25.35% 5/1/02
                                                        1.60% EV***         1,091     7.462912          8,142     -25.37% 5/1/02
                                                        1.65% EV***         1,423     7.460363         10,616     -25.40% 5/1/02
                                                        1.75% EV***            18     7.455268            134     -25.45% 5/1/02
                                                        1.80% EV***           463     7.452722          3,451     -25.47% 5/1/02
                                                        1.85% EV***            16     7.450167            119     -25.50% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ....................................    0.95%              24,884    10.49            261,033       2.24%
                                                        0.95%           3,829,969    10.488660     40,171,243       2.24%
                                                        1.00%               1,251    10.46             13,080       2.19%
                                                        1.00%           1,545,440    10.461368     16,167,417       2.19%
                                                        1.05%                 375    10.43              3,914       2.14%
                                                        1.05%             351,269    10.434145      3,665,192       2.14%
                                                        1.10%              14,753    10.07            148,567       2.09%
                                                        1.10%             648,150    10.072515      6,528,501       2.09%
                                                        1.15%               2,486    10.05             24,980       2.04%
                                                        1.15%             333,651    10.050887      3,353,488       2.04%
                                                        1.20%                 493    10.24              5,052       1.99%
                                                        1.20%           2,243,608    10.244088     22,983,718       1.99%
                                                        1.25%                 607    10.22              6,202       1.94%
                                                        1.25%             117,757    10.221629      1,203,668       1.94%
                                                        1.30%                  61    10.20                622       1.88%
                                                        1.30%             267,492    10.199226      2,728,211       1.88%
                                                        1.35%             266,558     9.964745      2,656,182       1.83%
                                                        1.40%             184,694     9.943317      1,836,471       1.78%
                                                        1.45%              29,638     9.921909        294,066       1.73%
                                                        1.50%              79,115     9.900524        783,280       1.68%
                                                        1.55%              74,817     9.879176        739,130       1.63%
                                                        1.60%              65,927     9.857878        649,900       1.57%
                                                        1.65%              69,821     9.836609        686,802       1.52%
                                                        1.70%               8,110     9.069535         73,554       1.47%
                                                        1.75%              99,578     9.052629        901,443       1.42%
                                                        1.80%              58,976     9.035786        532,895       1.37%
                                                        1.85%              13,882     9.018929        125,201       1.32%
                                                        1.90%                 441     9.002106          3,970       1.26%
                                                        1.95%               1,239     8.985305         11,133       1.21%
                                                        2.00%                 387     8.968533          3,471       1.16%
                                                        2.05%               6,267     8.951783         56,101       1.11%
                                                        2.10%               1,288     8.935042         11,508       1.06%
                                                        2.20%               6,387     8.901664         56,855       0.95%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        0.95% EV***     1,534,624     9.943131     15,258,967       1.79%
                                                        1.00% EV***       517,380     9.921735      5,133,307       1.73%
                                                        1.05% EV***        70,276     9.900397        695,760       1.68%
                                                        1.10% EV***       458,070     9.879045      4,525,294       1.63%
                                                        1.15% EV***       138,195     9.857743      1,362,291       1.58%
                                                        1.20% EV***        72,584     9.836480        713,971       1.53%
                                                        1.25% EV***        87,967     9.476034        833,578       1.48%
                                                        1.30% EV***        52,120     9.456978        492,898       1.42%
                                                        1.35% EV***         8,326     9.437937         78,580       1.37%
                                                        1.40% EV***        63,050     9.418942        593,864       1.32%
                                                        1.45% EV***        19,261     9.399970        181,053       1.27%
                                                        1.50% EV***         5,901     9.381020         55,357       1.22%
                                                        1.55% EV***        49,903     9.362113        467,198       1.17%
                                                        1.60% EV***        21,959     9.343224        205,168       1.11%
                                                        1.65% EV***         8,251     9.324360         76,935       1.06%
                                                        1.70% EV***         9,771     9.305536         90,924       1.01%
                                                        1.75% EV***         8,309     9.286719         77,163       0.96%
                                                        1.80% EV***           282     9.267951          2,614       0.91%
                                                        1.85% EV***           756     9.249193          6,992       0.86%
                                                        2.05% EV***         1,347     9.174501         12,358       0.65%

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ....................................    0.95%             114,272     8.841677      1,010,356      -11.58% 1/25/02
                                                        1.00%              22,197     8.837503        196,166      -11.62% 1/25/02
                                                        1.05%               6,771     8.833350         59,811      -11.67% 1/25/02
                                                        1.10%              12,064     8.829190        106,515      -11.71% 1/25/02
                                                        1.15%               8,257     8.825014         72,868      -11.75% 1/25/02
                                                        1.20%              29,366     8.820856        259,033      -11.79% 1/25/02
                                                        1.25%               1,635     8.816690         14,415      -11.83% 1/25/02
                                                        1.30%               1,808     8.812529         15,933      -11.87% 1/25/02
                                                        1.35%               1,163     8.808359         10,244      -11.92% 1/25/02
                                                        1.40%               4,853     8.804197         42,727      -11.96% 1/25/02
                                                        1.45%                 342     8.800026          3,010      -12.00% 1/25/02
                                                        1.50%                 167     8.795864          1,469      -12.04% 1/25/02
                                                        1.55%                 359     8.791707          3,156      -12.08% 1/25/02
                                                        1.60%              11,785     8.787543        103,561      -12.12% 1/25/02
                                                        1.65%               6,443     8.783377         56,591      -12.17% 1/25/02
                                                        1.70%               1,747     8.779218         15,337      -12.21% 1/25/02
                                                        1.75%                 478     8.775030          4,194      -12.25% 1/25/02
                                                        1.80%               1,558     8.770871         13,665      -12.29% 1/25/02
                                                        1.85%                  67     8.766715            587      -12.33% 1/25/02
                                                        2.00%                  53     8.754210            464      -12.46% 1/25/02
                                                        0.95% EV***        22,813     8.801762        200,795      -11.98% 1/25/02
                                                        1.00% EV***         2,488     8.797602         21,888      -12.02% 1/25/02
                                                        1.05% EV***         1,437     8.793454         12,636      -12.07% 1/25/02
                                                        1.10% EV***         4,566     8.789301         40,132      -12.11% 1/25/02
                                                        1.15% EV***         1,146     8.785140         10,068      -12.15% 1/25/02
                                                        1.20% EV***         1,193     8.780990         10,476      -12.19% 1/25/02
                                                        1.35% EV***           110     8.768526            965      -12.31% 1/25/02
                                                        1.40% EV***           323     8.764366          2,831      -12.36% 1/25/02
                                                        1.50% EV***         1,120     8.756062          9,807      -12.44% 1/25/02
                                                        1.55% EV***         3,211     8.751896         28,102      -12.48% 1/25/02
                                                        1.60% EV***         3,547     8.747743         31,028      -12.52% 1/25/02
                                                        1.65% EV***           134     8.743597          1,172      -12.56% 1/25/02
                                                        1.70% EV***           481     8.739432          4,204      -12.61% 1/25/02
                                                        1.75% EV***           247     8.735283          2,158      -12.65% 1/25/02
                                                        1.80% EV***           300     8.731118          2,619      -12.69% 1/25/02
                                                        1.95% EV***            24     8.718645            209      -12.81% 1/25/02
                                                        2.00% EV***            69     8.714489            601      -12.86% 1/25/02


                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ....................................    0.95%             238,287     8.465900      2,017,314      -15.34% 1/25/02
                                                        1.00%             122,965     8.461905      1,040,518      -15.38% 1/25/02
                                                        1.05%               8,946     8.457919         75,665      -15.42% 1/25/02
                                                        1.10%              33,262     8.453928        281,195      -15.46% 1/25/02
                                                        1.15%              25,104     8.449939        212,127      -15.50% 1/25/02
                                                        1.20%              44,898     8.445947        379,206      -15.54% 1/25/02
                                                        1.25%               2,863     8.441957         24,169      -15.58% 1/25/02
                                                        1.30%              13,849     8.437976        116,858      -15.62% 1/25/02
                                                        1.35%               6,720     8.433972         56,676      -15.66% 1/25/02
                                                        1.40%              14,285     8.429985        120,422      -15.70% 1/25/02
                                                        1.45%               2,426     8.426002         20,441      -15.74% 1/25/02
                                                        1.50%               4,766     8.422011         40,139      -15.78% 1/25/02
                                                        1.55%               8,581     8.418014         72,235      -15.82% 1/25/02
                                                        1.60%              14,250     8.414030        119,900      -15.86% 1/25/02
                                                        1.65%              24,433     8.410033        205,482      -15.90% 1/25/02
                                                        1.70%                 707     8.406045          5,943      -15.94% 1/25/02
                                                        1.75%              21,698     8.402053        182,308      -15.98% 1/25/02
                                                        1.80%               2,964     8.398056         24,892      -16.02% 1/25/02
                                                        1.85%               2,201     8.394065         18,475      -16.06% 1/25/02
                                                        1.95%               5,753     8.386081         48,245      -16.14% 1/25/02
                                                        2.00%                 764     8.382091          6,404      -16.18% 1/25/02
                                                        2.05%               4,021     8.378093         33,688      -16.22% 1/25/02
                                                        2.10%                 488     8.374116          4,087      -16.26% 1/25/02
                                                        2.15%                 865     8.370118          7,240      -16.30% 1/25/02
                                                        2.20%                 625     8.366124          5,229      -16.34% 1/25/02
                                                        2.35%               2,532     8.354139         21,153      -16.46% 1/25/02
                                                        2.45%                 234     8.346160          1,953      -16.54% 1/25/02
                                                        2.60%               1,425     8.334185         11,876      -16.66% 1/25/02
                                                        0.95% EV***        60,120     8.426884        506,624      -15.73% 1/25/02
                                                        1.00% EV***       193,955     8.422914      1,633,666      -15.77% 1/25/02
                                                        1.05% EV***           328     8.418929          2,761      -15.81% 1/25/02
                                                        1.10% EV***        65,589     8.414949        551,928      -15.85% 1/25/02
                                                        1.15% EV***         8,458     8.410971         71,140      -15.89% 1/25/02
                                                        1.20% EV***         3,912     8.406985         32,888      -15.93% 1/25/02
                                                        1.25% EV***         3,606     8.403003         30,301      -15.97% 1/25/02
                                                        1.35% EV***         3,556     8.395044         29,853      -16.05% 1/25/02
                                                        1.40% EV***         3,923     8.391058         32,918      -16.09% 1/25/02
                                                        1.50% EV***         1,182     8.383093          9,909      -16.17% 1/25/02
                                                        1.55% EV***         7,350     8.379123         61,587      -16.21% 1/25/02
                                                        1.60% EV***         2,962     8.375135         24,807      -16.25% 1/25/02
                                                        1.65% EV***           444     8.371153          3,717      -16.29% 1/25/02
                                                        1.75% EV***           503     8.363187          4,207      -16.37% 1/25/02
                                                        1.80% EV***           521     8.359205          4,355      -16.41% 1/25/02
                                                        1.95% EV***           165     8.347250          1,377      -16.53% 1/25/02
                                                        2.20% EV***            29     8.327336            241      -16.73% 1/25/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ....................................    0.95%               2,773     1.93              5,352      -43.33%
                                                        0.95%             409,418     1.930212        790,264      -43.33%
                                                        1.00%             201,069     1.928007        387,662      -43.36%
                                                        1.05%              13,865     1.925818         26,701      -43.38%
                                                        1.10%               7,624     1.92             14,638      -43.41%
                                                        1.10%              91,902     1.923621        176,785      -43.41%
                                                        1.15%               2,307     1.92              4,430      -43.44%
                                                        1.15%              28,253     1.921414         54,286      -43.44%
                                                        1.20%             200,130     1.919236        384,097      -43.47%
                                                        1.25%              17,329     1.917037         33,220      -43.50%
                                                        1.30%               1,131     1.91              2,160      -43.53%
                                                        1.30%               8,453     1.914851         16,186      -43.53%
                                                        1.35%              11,020     1.912655         21,077      -43.56%
                                                        1.40%              12,255     1.910471         23,413      -43.58%
                                                        1.45%               7,882     1.908285         15,041      -43.61%
                                                        1.50%              14,606     1.906091         27,840      -43.64%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55%              11,220     1.903920         21,362      -43.67%
                                                        1.60%               6,667     1.901728         12,679      -43.70%
                                                        1.65%               1,837     1.899557          3,489      -43.73%
                                                        1.70%               2,313     1.897376          4,389      -43.76%
                                                        1.75%               2,995     1.895195          5,676      -43.79%
                                                        1.80%               5,631     1.893021         10,660      -43.81%
                                                        1.85%               3,258     1.890847          6,160      -43.84%
                                                        1.90%               4,222     1.888681          7,974      -43.87%
                                                        2.05%                 676     1.882161          1,272      -43.96%
                                                        2.20%               3,233     1.875661          6,064      -44.04%
                                                        0.95% EV***       198,589     2.354710        467,620      -43.74%
                                                        1.00% EV***        65,245     2.351699        153,437      -43.77%
                                                        1.05% EV***        14,422     2.348695         33,873      -43.79%
                                                        1.10% EV***        95,519     2.345694        224,058      -43.82%
                                                        1.15% EV***        21,357     2.342690         50,033      -43.85%
                                                        1.20% EV***        11,346     2.339702         26,546      -43.88%
                                                        1.25% EV***        14,238     2.336702         33,270      -43.91%
                                                        1.30% EV***         4,409     2.333704         10,289      -43.94%
                                                        1.35% EV***         1,563     2.330719          3,643      -43.97%
                                                        1.40% EV***        10,650     2.327734         24,790      -44.00%
                                                        1.50% EV***           196     2.321750            455      -44.05%
                                                        1.55% EV***         3,470     2.318780          8,046      -44.08%
                                                        1.60% EV***           105     2.315791            243      -44.11%
                                                        1.65% EV***           404     2.312813            934      -44.14%
                                                        1.75% EV***            68     2.306867            157      -44.20%

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ....................................    0.95%             205,746     7.143608      1,469,769      -28.56% 5/1/02
                                                        1.00%              49,173     7.141192        351,154      -28.59% 5/1/02
                                                        1.05%              29,276     7.138770        208,995      -28.61% 5/1/02
                                                        1.10%              20,638     7.136357        147,280      -28.64% 5/1/02
                                                        1.15%              12,007     7.133934         85,657      -28.66% 5/1/02
                                                        1.20%              78,415     7.131516        559,218      -28.68% 5/1/02
                                                        1.25%               4,524     7.129086         32,252      -28.71% 5/1/02
                                                        1.30%               9,246     7.126672         65,893      -28.73% 5/1/02
                                                        1.35%               1,116     7.124249          7,951      -28.76% 5/1/02
                                                        1.40%               6,327     7.121827         45,060      -28.78% 5/1/02
                                                        1.50%                 866     7.116977          6,163      -28.83% 5/1/02
                                                        1.55%               2,230     7.114557         15,865      -28.85% 5/1/02
                                                        1.60%                 271     7.112126          1,927      -28.88% 5/1/02
                                                        1.65%               6,152     7.109711         43,739      -28.90% 5/1/02
                                                        1.70%                 255     7.107282          1,812      -28.93% 5/1/02
                                                        1.75%               4,598     7.104858         32,668      -28.95% 5/1/02
                                                        1.80%               1,045     7.102429          7,422      -28.98% 5/1/02
                                                        1.85%                 597     7.100003          4,239      -29.00% 5/1/02
                                                        2.05%                  45     7.090301            319      -29.10% 5/1/02
                                                        2.20%                 198     7.083013          1,402      -29.17% 5/1/02
                                                        0.95% EV***        35,507     7.116315        252,679      -28.84% 5/1/02
                                                        1.00% EV***        14,195     7.113898        100,982      -28.86% 5/1/02
                                                        1.10% EV***        10,926     7.109071         77,674      -28.91% 5/1/02
                                                        1.15% EV***         8,146     7.106651         57,891      -28.93% 5/1/02
                                                        1.20% EV***           986     7.104237          7,005      -28.96% 5/1/02
                                                        1.25% EV***         1,737     7.101822         12,336      -28.98% 5/1/02
                                                        1.30% EV***         1,078     7.099399          7,653      -29.01% 5/1/02
                                                        1.35% EV***           225     7.096979          1,597      -29.03% 5/1/02
                                                        1.40% EV***           432     7.094564          3,065      -29.05% 5/1/02
                                                        1.55% EV***         1,088     7.087311          7,711      -29.13% 5/1/02
                                                        1.60% EV***         2,080     7.084889         14,737      -29.15% 5/1/02
                                                        1.65% EV***           589     7.082471          4,172      -29.18% 5/1/02
                                                        1.70% EV***         1,340     7.080047          9,487      -29.20% 5/1/02

                                                          Contract                     Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***            91     7.075207            644      -29.25% 5/1/02
                                                        1.90% EV***           257     7.070368          1,817      -29.30% 5/1/02
                                                        1.95% EV***            28     7.067947            198      -29.32% 5/1/02

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ....................................    0.95%              25,519     7.956800        203,050      -20.43% 1/25/02
                                                        1.00%               7,040     7.953058         55,990      -20.47% 1/25/02
                                                        1.05%               1,820     7.949305         14,468      -20.51% 1/25/02
                                                        1.10%               2,236     7.945569         17,766      -20.54% 1/25/02
                                                        1.15%                 756     7.941816          6,004      -20.58% 1/25/02
                                                        1.20%              11,055     7.938080         87,755      -20.62% 1/25/02
                                                        1.25%                 702     7.934323          5,570      -20.66% 1/25/02
                                                        1.30%                 366     7.930578          2,903      -20.69% 1/25/02
                                                        1.35%                 755     7.926832          5,985      -20.73% 1/25/02
                                                        1.40%               2,582     7.923073         20,457      -20.77% 1/25/02
                                                        1.50%                 210     7.915587          1,662      -20.84% 1/25/02
                                                        1.55%                 630     7.911840          4,984      -20.88% 1/25/02
                                                        1.60%               4,160     7.908084         32,898      -20.92% 1/25/02
                                                        1.65%                  98     7.904327            775      -20.96% 1/25/02
                                                        1.75%                  10     7.896831             79      -21.03% 1/25/02
                                                        1.85%               2,599     7.889333         20,504      -21.11% 1/25/02
                                                        1.95%               2,262     7.881827         17,829      -21.18% 1/25/02
                                                        2.05%                 266     7.874340          2,095      -21.26% 1/25/02
                                                        0.95% EV***        17,907     7.917221        141,774      -20.83% 1/25/02
                                                        1.00% EV***         1,544     7.913494         12,218      -20.87% 1/25/02
                                                        1.10% EV***         1,785     7.906022         14,112      -20.94% 1/25/02
                                                        1.15% EV***         2,273     7.902271         17,962      -20.98% 1/25/02
                                                        1.20% EV***            65     7.898532            513      -21.01% 1/25/02
                                                        1.30% EV***         1,816     7.891058         14,330      -21.09% 1/25/02
                                                        1.40% EV***           277     7.883578          2,184      -21.16% 1/25/02
                                                        1.50% EV***           632     7.876096          4,978      -21.24% 1/25/02
                                                        1.55% EV***           264     7.872359          2,078      -21.28% 1/25/02
                                                        1.60% EV***         6,265     7.868623         49,297      -21.31% 1/25/02
                                                        1.65% EV***           760     7.864872          5,977      -21.35% 1/25/02
                                                        1.70% EV***           541     7.861135          4,253      -21.39% 1/25/02
                                                        1.80% EV***           454     7.853646          3,566      -21.46% 1/25/02
                                                        1.95% EV***           213     7.842430          1,670      -21.58% 1/25/02

     Gartmore GVIT Government Bond Fund - Class I
           2002 ....................................    0.95%             230,986    13.78          3,182,988        9.93%
                                                        0.95%          22,330,243    13.777493    307,654,767        9.93%
                                                        1.00%              34,086    13.74            468,343        9.87%
                                                        1.00%          10,709,538    13.741648    147,166,701        9.87%
                                                        1.05%              15,608    13.71            213,988        9.82%
                                                        1.05%           2,141,263    13.705885     29,347,904        9.82%
                                                        1.10%             171,972    12.33          2,120,415        9.76%
                                                        1.10%           3,732,692    12.331593     46,030,039        9.76%
                                                        1.15%              42,966    12.31            528,910        9.71%
                                                        1.15%           1,799,403    12.305129     22,141,886        9.71%
                                                        1.20%               1,901    12.68             24,109        9.65%
                                                        1.20%           8,349,062    12.681945    105,882,345        9.65%
                                                        1.25%              12,205    12.65            154,395        9.60%
                                                        1.25%             746,855    12.654152      9,450,817        9.60%
                                                        1.30%               9,292    12.63            117,358        9.54%
                                                        1.30%           1,567,657    12.626432     19,793,915        9.54%
                                                        1.35%               1,099    12.20             13,410        9.49%
                                                        1.35%           1,739,353    12.199721     21,219,621        9.49%
                                                        1.40%                  64    12.17                782        9.43%
                                                        1.40%           1,381,023    12.173458     16,811,825        9.43%
                                                        1.45%              94,804    12.147237      1,151,607        9.37%
                                                        1.50%             423,985    12.121079      5,139,156        9.32%
                                                        1.55%             401,439    12.094979      4,855,396        9.26%
                                                        1.60%             404,728    12.068906      4,884,624        9.21%
                                                        1.65%             414,130    12.042881      4,987,318        9.15%
                                                        1.70%              83,512    12.387519      1,034,506        9.10%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.75%             323,034    12.364450      3,994,138        9.04%
                                                        1.80%             185,148    12.341436      2,284,992        8.99%
                                                        1.85%              30,404    12.318429        374,530        8.93%
                                                        1.90%              10,109    12.295493        124,295        8.88%
                                                        1.95%               3,311    12.272524         40,634        8.82%
                                                        2.00%              13,625    12.249649        166,901        8.76%
                                                        2.05%              44,756    12.226769        547,221        8.71%
                                                        2.10%               3,532    12.203933         43,104        8.65%
                                                        2.15%                  61    12.181115            743        8.60%
                                                        2.20%              15,925    12.158343        193,622        8.54%
                                                        2.25%              18,910    12.575241        237,798        8.49%
                                                        0.95% EV***     8,714,554    12.185025    106,187,058        9.47%
                                                        1.00% EV***     3,301,418    12.158792     40,141,255        9.41%
                                                        1.05% EV***       442,944    12.132618      5,374,070        9.36%
                                                        1.10% EV***     4,053,934    12.106518     49,079,025        9.30%
                                                        1.15% EV***     1,124,876    12.080430     13,588,986        9.24%
                                                        1.20% EV***       544,410    12.054391      6,562,531        9.19%
                                                        1.25% EV***       352,193    12.234931      4,309,057        9.13%
                                                        1.30% EV***       248,040    12.210330      3,028,650        9.08%
                                                        1.35% EV***       294,259    12.185758      3,585,769        9.02%
                                                        1.40% EV***       395,301    12.161238      4,807,350        8.97%
                                                        1.45% EV***        58,674    12.136782        712,114        8.91%
                                                        1.50% EV***       110,890    12.112327      1,343,136        8.86%
                                                        1.55% EV***       362,801    12.087916      4,385,508        8.80%
                                                        1.60% EV***       155,539    12.063544      1,876,352        8.75%
                                                        1.65% EV***        77,471    12.039218        932,690        8.69%
                                                        1.70% EV***        62,857    12.014922        755,222        8.63%
                                                        1.75% EV***         9,044    11.990668        108,444        8.58%
                                                        1.80% EV***        39,111    11.966428        468,019        8.52%
                                                        1.85% EV***        66,389    11.942243        792,834        8.47%
                                                        1.90% EV***            72    11.918099            858        8.41%
                                                        1.95% EV***        60,571    11.893965        720,429        8.36%
                                                        2.00% EV***         5,288    11.869891         62,768        8.30%
                                                        2.05% EV***            12    11.845836            142        8.25%
                                                        2.10% EV***         9,854    11.821859        116,493        8.19%
                                                        2.15% EV***           939    11.797854         11,078        8.14%
                                                        2.20% EV***         1,149    11.773936         13,528        8.08%

     Gartmore GVIT Government Bond Fund - Class II
           2002 ....................................    1.50%             233,061    10.737803      2,502,563        7.38% 5/1/02
                                                        1.60%              32,114    10.730525        344,600        7.31% 5/1/02
                                                        1.65%             191,592    10.726883      2,055,185        7.27% 5/1/02
                                                        1.75%              26,740    10.719586        286,642        7.20% 5/1/02
                                                        1.80%              17,641    10.715948        189,040        7.16% 5/1/02
                                                        1.90%              33,203    10.708659        355,560        7.09% 5/1/02
                                                        1.95%             109,852    10.705004      1,175,966        7.05% 5/1/02
                                                        2.00%               9,119    10.701357         97,586        7.01% 5/1/02
                                                        2.05%              73,003    10.697710        780,965        6.98% 5/1/02
                                                        2.10%             115,136    10.694067      1,231,272        6.94% 5/1/02
                                                        2.15%               5,051    10.690409         53,997        6.90% 5/1/02
                                                        2.20%              53,719    10.686757        574,082        6.87% 5/1/02
                                                        2.30%                 103    10.679453          1,100        6.79% 5/1/02
                                                        2.35%               1,623    10.675806         17,327        6.76% 5/1/02
                                                        2.45%               6,586    10.668496         70,263        6.68% 5/1/02
                                                        2.50%              27,544    10.664836        293,752        6.65% 5/1/02
                                                        2.60%               9,041    10.657530         96,355        6.58% 5/1/02

     Gartmore GVIT Growth Fund - Class I
           2002 ....................................    0.95%              80,711     5.05            407,593      -29.40%
                                                        0.95%           7,281,145     5.049848     36,768,676      -29.40%
                                                        1.00%              27,810     5.04            140,161      -29.43%
                                                        1.00%           3,884,367     5.036691     19,564,356      -29.43%

                                                         Contract                      Unit        Contract         Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%                 730     5.02              3,664      -29.47%
                                                        1.05%             759,983     5.023564      3,817,823      -29.47%
                                                        1.10%             124,425     4.67            581,064      -29.51%
                                                        1.10%             404,992     4.670172      1,891,382      -29.51%
                                                        1.15%              43,769     4.66            203,965      -29.54%
                                                        1.15%             164,194     4.660144        765,168      -29.54%
                                                        1.20%               3,427     4.63             15,867      -29.58%
                                                        1.20%           1,017,853     4.633836      4,716,564      -29.58%
                                                        1.25%               1,330     4.62              6,145      -29.61%
                                                        1.25%             125,455     4.623680        580,064      -29.61%
                                                        1.30%               4,528     4.61             20,873      -29.65%
                                                        1.30%             377,826     4.613524      1,743,109      -29.65%
                                                        1.35%               3,002     4.62             13,871      -29.68%
                                                        1.35%             101,600     4.620133        469,406      -29.68%
                                                        1.40%              72,928     4.610169        336,210      -29.72%
                                                        1.45%              28,266     4.600232        130,030      -29.76%
                                                        1.50%              42,929     4.590315        197,058      -29.79%
                                                        1.55%              21,050     4.580410         96,418      -29.83%
                                                        1.60%              18,693     4.570511         85,437      -29.86%
                                                        1.65%              52,089     4.560642        237,559      -29.90%
                                                        1.70%               3,770     3.469794         13,081      -29.94%
                                                        1.75%              28,241     3.463330         97,808      -29.97%
                                                        1.80%               8,510     3.456859         29,418      -30.01%
                                                        1.85%               1,475     3.450405          5,089      -30.04%
                                                        1.90%               4,346     3.443952         14,967      -30.08%
                                                        1.95%               6,020     3.437514         20,694      -30.11%
                                                        2.05%                 732     3.424662          2,507      -30.19%
                                                        0.95% EV***       810,447     4.589086      3,719,211      -29.81%
                                                        1.00% EV***       335,485     4.579184      1,536,248      -29.85%
                                                        1.05% EV***        15,932     4.569309         72,798      -29.88%
                                                        1.10% EV***       109,765     4.559438        500,467      -29.92%
                                                        1.15% EV***        16,630     4.549585         75,660      -29.95%
                                                        1.20% EV***        23,896     4.539747        108,482      -29.99%
                                                        1.25% EV***        44,527     3.653757        162,691      -30.02%
                                                        1.30% EV***        10,310     3.646383         37,594      -30.06%
                                                        1.35% EV***         9,810     3.639028         35,699      -30.10%
                                                        1.40% EV***        52,825     3.631669        191,843      -30.13%
                                                        1.45% EV***         2,268     3.624344          8,220      -30.17%
                                                        1.50% EV***           608     3.617019          2,199      -30.20%
                                                        1.55% EV***        36,220     3.609706        130,744      -30.24%
                                                        1.60% EV***         3,114     3.602393         11,218      -30.27%
                                                        1.65% EV***           976     3.595112          3,509      -30.31%
                                                        1.70% EV***         7,202     3.587820         25,839      -30.35%
                                                        1.75% EV***         4,143     3.580543         14,834      -30.38%
                                                        1.80% EV***         5,388     3.573299         19,253      -30.42%
                                                        1.85% EV***           631     3.566044          2,250      -30.45%
                                                        1.90% EV***           113     3.558799            402      -30.49%
                                                        2.00% EV***         1,946     3.544360          6,897      -30.56%
                                                        2.05% EV***            38     3.537150            134      -30.60%

     Gartmore GVIT ID Aggressive Fund
           2002 ....................................    0.95%             211,483     8.257845      1,746,394      -17.42% 1/25/02
                                                        1.00%              61,321     8.253964        506,141      -17.46% 1/25/02
                                                        1.05%              10,896     8.250068         89,893      -17.50% 1/25/02
                                                        1.10%              71,131     8.246178        586,559      -17.54% 1/25/02
                                                        1.15%              49,210     8.242281        405,603      -17.58% 1/25/02
                                                        1.20%             140,939     8.238400      1,161,112      -17.62% 1/25/02
                                                        1.25%             196,110     8.234496      1,614,867      -17.66% 1/25/02
                                                        1.30%               7,111     8.230619         58,528      -17.69% 1/25/02
                                                        1.35%              34,043     8.226725        280,062      -17.73% 1/25/02
                                                        1.40%              53,463     8.222834        439,617      -17.77% 1/25/02
                                                        1.45%                 142     8.218945          1,167      -17.81% 1/25/02
                                                        1.50%              32,913     8.215054        270,382      -17.85% 1/25/02
                                                        1.55%               6,756     8.211169         55,475      -17.89% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              26,177     8.207270        214,842      -17.93% 1/25/02
                                                        1.65%              65,572     8.203385        537,912      -17.97% 1/25/02
                                                        1.70%                 139     8.199498          1,140      -18.01% 1/25/02
                                                        1.75%              15,265     8.100685        123,657      -19.92%
                                                        1.80%              38,212     8.191707        313,022      -18.08% 1/25/02
                                                        1.85%                 124     8.187819          1,015      -18.12% 1/25/02
                                                        1.95%               6,570     8.180038         53,743      -18.20% 1/25/02
                                                        2.05%              26,952     8.172252        220,259      -18.28% 1/25/02
                                                        2.10%              17,779     8.168360        145,225      -18.32% 1/25/02
                                                        2.20%              17,097     8.160577        139,521      -18.39% 1/25/02
                                                        2.50%                 309     8.137219          2,514      -18.63% 1/25/02
                                                        2.60%              12,165     8.129430         98,895      -18.71% 1/25/02
                                                        0.95% EV***       131,832     8.219544      1,083,599      -17.80% 1/25/02
                                                        1.00% EV***        40,016     8.215667        328,758      -17.84% 1/25/02
                                                        1.05% EV***           646     8.211785          5,305      -17.88% 1/25/02
                                                        1.10% EV***       120,050     8.207911        985,360      -17.92% 1/25/02
                                                        1.15% EV***        36,515     8.204035        299,570      -17.96% 1/25/02
                                                        1.20% EV***        18,735     8.200153        153,630      -18.00% 1/25/02
                                                        1.25% EV***        17,359     8.196271        142,279      -18.04% 1/25/02
                                                        1.30% EV***           234     8.192390          1,917      -18.08% 1/25/02
                                                        1.35% EV***         3,637     8.188502         29,782      -18.11% 1/25/02
                                                        1.40% EV***        24,842     8.184619        203,322      -18.15% 1/25/02
                                                        1.50% EV***         1,804     8.176858         14,751      -18.23% 1/25/02
                                                        1.55% EV***        14,688     8.172973        120,045      -18.27% 1/25/02
                                                        1.60% EV***        20,396     8.169093        166,617      -18.31% 1/25/02
                                                        1.65% EV***         4,857     8.165206         39,658      -18.35% 1/25/02
                                                        1.80% EV***         4,691     8.153554         38,248      -18.46% 1/25/02
                                                        1.95% EV***         2,216     8.141922         18,042      -18.58% 1/25/02
                                                        2.20% EV***           115     8.122498            934      -18.78% 1/25/02

     Gartmore GVIT ID Conservative Fund
           2002 ....................................    0.95%             981,020     9.961441      9,772,373       -0.39% 1/25/02
                                                        1.00%             482,454     9.956760      4,803,679       -0.43% 1/25/02
                                                        1.05%              62,139     9.952068        618,412       -0.48% 1/25/02
                                                        1.10%             322,607     9.947392      3,209,098       -0.53% 1/25/02
                                                        1.15%             296,558     9.942704      2,948,588       -0.57% 1/25/02
                                                        1.20%             623,429     9.938018      6,195,649       -0.62% 1/25/02
                                                        1.25%             171,269     9.933326      1,701,271       -0.67% 1/25/02
                                                        1.30%             115,009     9.928642      1,141,883       -0.71% 1/25/02
                                                        1.35%             240,642     9.923961      2,388,122       -0.76% 1/25/02
                                                        1.40%             134,040     9.919273      1,329,579       -0.81% 1/25/02
                                                        1.45%                   3     9.914588             30       -0.85% 1/25/02
                                                        1.50%              74,508     9.909899        738,367       -0.90% 1/25/02
                                                        1.55%              34,497     9.905214        341,700       -0.95% 1/25/02
                                                        1.60%             181,709     9.900522      1,799,014       -0.99% 1/25/02
                                                        1.65%              51,206     9.895838        506,726       -1.04% 1/25/02
                                                        1.70%              19,756     9.891153        195,410       -1.09% 1/25/02
                                                        1.75%             112,452     9.903364      1,113,653       -1.35%
                                                        1.80%              42,630     9.881785        421,260       -1.18% 1/25/02
                                                        1.85%               1,021     9.877095         10,085       -1.23% 1/25/02
                                                        1.90%                 672     9.872402          6,634       -1.28% 1/25/02
                                                        1.95%              12,159     9.867718        119,982       -1.32% 1/25/02
                                                        2.00%               4,897     9.863036         48,299       -1.37% 1/25/02
                                                        2.05%                 803     9.858342          7,916       -1.42% 1/25/02
                                                        2.10%              20,599     9.853651        202,975       -1.46% 1/25/02
                                                        2.20%              36,403     9.844280        358,361       -1.56% 1/25/02
                                                        2.35%                 719     9.830211          7,068       -1.70% 1/25/02
                                                        2.50%                 216     9.816143          2,120       -1.84% 1/25/02
                                                        2.60%               1,598     9.806753         15,671       -1.93% 1/25/02
                                                        0.95% EV***       872,068     9.919532      8,650,506       -0.80% 1/25/02
                                                        1.00% EV***       326,112     9.914861      3,233,355       -0.85% 1/25/02
                                                        1.05% EV***        76,756     9.910174        760,665       -0.90% 1/25/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10% EV***       360,079     9.905506      3,566,765      -0.94% 1/25/02
                                                        1.15% EV***       208,514     9.900832      2,064,462      -0.99% 1/25/02
                                                        1.20% EV***       150,900     9.896151      1,493,329      -1.04% 1/25/02
                                                        1.25% EV***        23,667     9.891480        234,102      -1.09% 1/25/02
                                                        1.30% EV***        16,311     9.886812        161,264      -1.13% 1/25/02
                                                        1.35% EV***         7,810     9.882129         77,179      -1.18% 1/25/02
                                                        1.40% EV***       120,350     9.877456      1,188,752      -1.23% 1/25/02
                                                        1.50% EV***        39,425     9.868100        389,050      -1.32% 1/25/02
                                                        1.55% EV***         7,877     9.863421         77,694      -1.37% 1/25/02
                                                        1.60% EV***        24,102     9.858748        237,616      -1.41% 1/25/02
                                                        1.65% EV***         1,961     9.854068         19,324      -1.46% 1/25/02
                                                        1.70% EV***         3,666     9.849392         36,108      -1.51% 1/25/02
                                                        1.80% EV***         1,888     9.840029         18,578      -1.60% 1/25/02
                                                        1.85% EV***            57     9.835356            561      -1.65% 1/25/02
                                                        2.15% EV***        12,302     9.807290        120,649      -1.93% 1/25/02
                                                        2.20% EV***           124     9.802611          1,216      -1.97% 1/25/02

     Gartmore GVIT ID Moderate Fund
           2002 ....................................    0.95%           2,892,694     9.059272     26,205,702      -9.41% 1/25/02
                                                        1.00%             712,296     9.055000      6,449,840      -9.45% 1/25/02
                                                        1.05%             119,490     9.050748      1,081,474      -9.49% 1/25/02
                                                        1.10%             834,790     9.046478      7,551,909      -9.54% 1/25/02
                                                        1.15%             471,314     9.042222      4,261,726      -9.58% 1/25/02
                                                        1.20%           1,500,283     9.037949     13,559,481      -9.62% 1/25/02
                                                        1.25%             226,684     9.033690      2,047,793      -9.66% 1/25/02
                                                        1.30%             248,869     9.029424      2,247,144      -9.71% 1/25/02
                                                        1.35%             540,441     9.025163      4,877,568      -9.75% 1/25/02
                                                        1.40%             592,513     9.020903      5,345,002      -9.79% 1/25/02
                                                        1.45%              16,536     9.016631        149,099      -9.83% 1/25/02
                                                        1.50%             216,204     9.012363      1,948,509      -9.88% 1/25/02
                                                        1.55%             144,364     9.008104      1,300,446      -9.92% 1/25/02
                                                        1.60%             291,504     9.003831      2,624,653      -9.96% 1/25/02
                                                        1.65%             187,984     8.999570      1,691,775     -10.00% 1/25/02
                                                        1.70%              27,670     8.995312        248,900     -10.05% 1/25/02
                                                        1.75%             243,404     8.943444      2,176,870     -11.18%
                                                        1.80%              75,939     8.986775        682,447     -10.13% 1/25/02
                                                        1.85%              92,092     8.982505        827,217     -10.17% 1/25/02
                                                        1.90%              59,028     8.978240        529,968     -10.22% 1/25/02
                                                        1.95%              85,937     8.973976        771,197     -10.26% 1/25/02
                                                        2.00%               7,447     8.969704         66,797     -10.30% 1/25/02
                                                        2.05%              27,341     8.965450        245,124     -10.35% 1/25/02
                                                        2.10%              60,566     8.961185        542,743     -10.39% 1/25/02
                                                        2.15%              35,154     8.956898        314,871     -10.43% 1/25/02
                                                        2.20%              82,019     8.952638        734,286     -10.47% 1/25/02
                                                        2.25%               7,756     8.948375         69,404     -10.52% 1/25/02
                                                        2.35%              10,566     8.939839         94,458     -10.60% 1/25/02
                                                        2.45%              11,956     8.931301        106,783     -10.69% 1/25/02
                                                        2.50%              22,951     8.927038        204,884     -10.73% 1/25/02
                                                        2.60%               9,783     8.918491         87,250     -10.82% 1/25/02
                                                        0.95% EV***     1,450,391     9.019191     13,081,353      -9.81% 1/25/02
                                                        1.00% EV***       331,691     9.014932      2,990,172      -9.85% 1/25/02
                                                        1.05% EV***        46,189     9.010686        416,195      -9.89% 1/25/02
                                                        1.10% EV***       654,653     9.006429      5,896,086      -9.94% 1/25/02
                                                        1.15% EV***       217,899     9.002175      1,961,565      -9.98% 1/25/02
                                                        1.20% EV***        83,185     8.997918        748,492     -10.02% 1/25/02
                                                        1.25% EV***        98,393     8.993661        884,913     -10.06% 1/25/02
                                                        1.30% EV***        75,131     8.989407        675,383     -10.11% 1/25/02
                                                        1.35% EV***        35,412     8.985154        318,182     -10.15% 1/25/02
                                                        1.40% EV***       219,903     8.980896      1,974,926     -10.19% 1/25/02
                                                        1.45% EV***         2,864     8.976637         25,709     -10.23% 1/25/02
                                                        1.50% EV***        39,158     8.972386        351,341     -10.28% 1/25/02
                                                        1.55% EV***        77,168     8.968140        692,053     -10.32% 1/25/02
                                                        1.60% EV***       103,151     8.963872        924,632     -10.36% 1/25/02
                                                        1.65% EV***         7,600     8.959614         68,093     -10.40% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*      Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        1.70% EV***        13,253     8.955354        118,685      -10.45% 1/25/02
                                                        1.75% EV***        27,409     8.951100        245,341      -10.49% 1/25/02
                                                        1.80% EV***         1,163     8.946849         10,405      -10.53% 1/25/02
                                                        1.85% EV***         2,452     8.942594         21,927      -10.57% 1/25/02
                                                        1.95% EV***         4,400     8.934077         39,310      -10.66% 1/25/02
                                                        2.00% EV***         1,562     8.929825         13,948      -10.70% 1/25/02
                                                        2.20% EV***           125     8.912791          1,114      -10.87% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ....................................    0.95%             905,810     8.610682      7,799,642      -13.89% 1/25/02
                                                        1.00%             129,149     8.606630      1,111,538      -13.93% 1/25/02
                                                        1.05%              24,273     8.602581        208,810      -13.97% 1/25/02
                                                        1.10%             346,827     8.598521      2,982,199      -14.01% 1/25/02
                                                        1.15%             392,470     8.594465      3,373,070      -14.06% 1/25/02
                                                        1.20%             424,830     8.590418      3,649,467      -14.10% 1/25/02
                                                        1.25%             209,190     8.586354      1,796,179      -14.14% 1/25/02
                                                        1.30%              73,215     8.582311        628,354      -14.18% 1/25/02
                                                        1.35%             241,227     8.578257      2,069,307      -14.22% 1/25/02
                                                        1.40%             450,847     8.574196      3,865,651      -14.26% 1/25/02
                                                        1.45%              17,412     8.570137        149,223      -14.30% 1/25/02
                                                        1.50%             189,325     8.566085      1,621,774      -14.34% 1/25/02
                                                        1.55%             134,776     8.562027      1,153,956      -14.38% 1/25/02
                                                        1.60%             196,296     8.557964      1,679,894      -14.42% 1/25/02
                                                        1.65%             142,170     8.553922      1,216,111      -14.46% 1/25/02
                                                        1.70%               9,984     8.549857         85,362      -14.50% 1/25/02
                                                        1.75%             151,532     8.481877      1,285,276      -16.08%
                                                        1.80%              47,793     8.541750        408,236      -14.58% 1/25/02
                                                        1.85%               8,050     8.537693         68,728      -14.62% 1/25/02
                                                        1.90%              22,407     8.533634        191,213      -14.66% 1/25/02
                                                        1.95%              78,894     8.529580        672,933      -14.70% 1/25/02
                                                        2.00%               8,308     8.525519         70,830      -14.74% 1/25/02
                                                        2.05%             114,425     8.521461        975,068      -14.79% 1/25/02
                                                        2.10%              34,071     8.517407        290,197      -14.83% 1/25/02
                                                        2.15%              21,275     8.513348        181,121      -14.87% 1/25/02
                                                        2.20%              56,432     8.509285        480,196      -14.91% 1/25/02
                                                        2.25%               2,819     8.505236         23,976      -14.95% 1/25/02
                                                        2.35%               2,481     8.497120         21,081      -15.03% 1/25/02
                                                        2.45%               7,400     8.489003         62,819      -15.11% 1/25/02
                                                        2.50%               3,429     8.484943         29,095      -15.15% 1/25/02
                                                        2.60%              19,707     8.476822        167,053      -15.23% 1/25/02
                                                        0.95% EV***       456,700     8.571613      3,914,656      -14.28% 1/25/02
                                                        1.00% EV***       103,810     8.567575        889,400      -14.32% 1/25/02
                                                        1.05% EV***        25,305     8.563532        216,700      -14.36% 1/25/02
                                                        1.10% EV***       225,873     8.559483      1,933,356      -14.41% 1/25/02
                                                        1.15% EV***        77,000     8.555434        658,768      -14.45% 1/25/02
                                                        1.20% EV***        22,353     8.551388        191,149      -14.49% 1/25/02
                                                        1.25% EV***        20,215     8.547343        172,785      -14.53% 1/25/02
                                                        1.30% EV***         9,959     8.543302         85,083      -14.57% 1/25/02
                                                        1.35% EV***        16,675     8.539249        142,392      -14.61% 1/25/02
                                                        1.40% EV***       149,961     8.535204      1,279,948      -14.65% 1/25/02
                                                        1.45% EV***        12,255     8.531150        104,549      -14.69% 1/25/02
                                                        1.50% EV***        24,475     8.527119        208,701      -14.73% 1/25/02
                                                        1.55% EV***        51,257     8.523067        436,867      -14.77% 1/25/02
                                                        1.60% EV***         2,164     8.519021         18,435      -14.81% 1/25/02
                                                        1.65% EV***         5,633     8.514975         47,965      -14.85% 1/25/02
                                                        1.70% EV***         2,713     8.510923         23,090      -14.89% 1/25/02
                                                        1.75% EV***        14,799     8.506884        125,893      -14.93% 1/25/02
                                                        1.80% EV***         7,259     8.502826         61,722      -14.97% 1/25/02
                                                        1.85% EV***         3,522     8.498787         29,933      -15.01% 1/25/02
                                                        1.95% EV***        26,100     8.490684        221,607      -15.09% 1/25/02

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------

                                                        2.10% EV***         4,721     8.478544         40,027      -15.21% 1/25/02
                                                        2.20% EV***         1,073     8.470445          9,089      -15.30% 1/25/02
                                                        2.40% EV***           171     8.454245          1,446      -15.46% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ....................................    0.95%           1,218,823     9.557034     11,648,333       -4.43% 1/25/02
                                                        1.00%             591,293     9.552540      5,648,350       -4.47% 1/25/02
                                                        1.05%              56,368     9.548043        538,204       -4.52% 1/25/02
                                                        1.10%             491,319     9.543547      4,688,926       -4.56% 1/25/02
                                                        1.15%             333,770     9.539048      3,183,848       -4.61% 1/25/02
                                                        1.20%             642,432     9.534557      6,125,305       -4.65% 1/25/02
                                                        1.25%              98,468     9.530058        938,406       -4.70% 1/25/02
                                                        1.30%              98,474     9.525559        938,020       -4.74% 1/25/02
                                                        1.35%             248,909     9.521061      2,369,878       -4.79% 1/25/02
                                                        1.40%             245,001     9.516564      2,331,568       -4.83% 1/25/02
                                                        1.45%               3,007     9.512081         28,603       -4.88% 1/25/02
                                                        1.50%             150,908     9.507569      1,434,768       -4.92% 1/25/02
                                                        1.55%              40,828     9.503076        387,992       -4.97% 1/25/02
                                                        1.60%             197,082     9.498578      1,871,999       -5.01% 1/25/02
                                                        1.65%              70,316     9.494075        667,585       -5.06% 1/25/02
                                                        1.70%              47,806     9.489589        453,659       -5.10% 1/25/02
                                                        1.75%             200,634     9.473594      1,900,725       -5.83%
                                                        1.80%             170,259     9.480584      1,614,155       -5.19% 1/25/02
                                                        1.85%              53,092     9.476086        503,104       -5.24% 1/25/02
                                                        1.90%              10,204     9.471588         96,648       -5.28% 1/25/02
                                                        1.95%              58,865     9.467085        557,280       -5.33% 1/25/02
                                                        2.00%              17,775     9.462587        168,197       -5.37% 1/25/02
                                                        2.05%              48,849     9.458089        462,018       -5.42% 1/25/02
                                                        2.10%              27,595     9.453586        260,872       -5.46% 1/25/02
                                                        2.15%               5,735     9.449094         54,191       -5.51% 1/25/02
                                                        2.20%               9,120     9.444587         86,135       -5.55% 1/25/02
                                                        2.35%                 559     9.431089          5,272       -5.69% 1/25/02
                                                        2.50%               4,423     9.417585         41,654       -5.82% 1/25/02
                                                        2.60%               6,486     9.408587         61,024       -5.91% 1/25/02
                                                        0.95% EV***       795,899     9.515918      7,573,710       -4.84% 1/25/02
                                                        1.00% EV***       296,907     9.511425      2,824,009       -4.89% 1/25/02
                                                        1.05% EV***       101,452     9.506947        964,499       -4.93% 1/25/02
                                                        1.10% EV***       429,344     9.502455      4,079,822       -4.98% 1/25/02
                                                        1.15% EV***       146,811     9.497966      1,394,406       -5.02% 1/25/02
                                                        1.20% EV***        69,712     9.493482        661,810       -5.07% 1/25/02
                                                        1.25% EV***        51,196     9.489000        485,799       -5.11% 1/25/02
                                                        1.30% EV***        24,771     9.484502        234,941       -5.15% 1/25/02
                                                        1.35% EV***        24,775     9.480008        234,867       -5.20% 1/25/02
                                                        1.40% EV***        40,935     9.475531        387,881       -5.24% 1/25/02
                                                        1.45% EV***         6,596     9.471044         62,471       -5.29% 1/25/02
                                                        1.50% EV***        10,365     9.466558         98,121       -5.33% 1/25/02
                                                        1.55% EV***        17,027     9.462062        161,111       -5.38% 1/25/02
                                                        1.60% EV***        38,794     9.457574        366,897       -5.42% 1/25/02
                                                        1.65% EV***         1,926     9.453079         18,207       -5.47% 1/25/02
                                                        1.70% EV***        42,288     9.448601        399,562       -5.51% 1/25/02
                                                        1.75% EV***         3,095     9.444104         29,230       -5.56% 1/25/02
                                                        1.80% EV***        11,892     9.439620        112,256       -5.60% 1/25/02
                                                        1.85% EV***            69     9.435135            651       -5.65% 1/25/02
                                                        2.20% EV***           124     9.403701          1,166       -5.96% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
           2002 ....................................    0.95%              67,062     4.902449        328,768      -24.83%
                                                        1.00%               1,125     4.90              5,513      -24.86%
                                                        1.00%              11,289     4.896891         55,281      -24.86%
                                                        1.05%               6,763     4.891314         33,080      -24.90%
                                                        1.10%               4,832     4.885747         23,608      -24.94%
                                                        1.15%               6,763     4.880201         33,005      -24.98%
                                                        1.20%              20,760     4.874649        101,198      -25.02%
                                                        1.25%               5,005     4.869101         24,370      -25.05%
                                                        1.30%               6,787     4.863546         33,009      -25.09%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%               4,934     4.858005         23,969      -25.13%
                                                        1.40%               3,301     4.852467         16,018      -25.17%
                                                        1.45%                 621     4.846917          3,010      -25.21%
                                                        1.50%               1,458     4.841394          7,059      -25.25%
                                                        1.55%                 929     4.835860          4,493      -25.28%
                                                        1.65%                 710     4.824815          3,426      -25.36%
                                                        1.80%               1,496     4.808265          7,193      -25.47%
                                                        1.85%               2,930     4.802762         14,072      -25.51%
                                                        0.95% EV***        39,127     4.506618        176,330      -25.27%
                                                        1.00% EV***         1,650     4.501276          7,427      -25.31%
                                                        1.10% EV***         9,331     4.490578         41,902      -25.39%
                                                        1.15% EV***        15,032     4.485228         67,422      -25.42%
                                                        1.20% EV***           801     4.479898          3,588      -25.46%
                                                        1.25% EV***        10,067     4.474563         45,045      -25.50%
                                                        1.35% EV***           237     4.463918          1,058      -25.58%
                                                        1.40% EV***         2,855     4.458595         12,729      -25.61%
                                                        1.45% EV***         1,187     4.453274          5,286      -25.65%
                                                        1.65% EV***           111     4.432033            492      -25.80%

     Gartmore GVIT International Growth Fund - Class III
           2002 ....................................    0.95%              31,496     7.785605        245,215      -22.14% 5/1/02
                                                        1.00%               7,025     7.782980         54,675      -22.17% 5/1/02
                                                        1.05%               3,137     7.780338         24,407      -22.20% 5/1/02
                                                        1.10%              25,503     7.777707        198,355      -22.22% 5/1/02
                                                        1.15%               9,145     7.775080         71,103      -22.25% 5/1/02
                                                        1.20%              34,899     7.772433        271,250      -22.28% 5/1/02
                                                        1.25%               2,276     7.769802         17,684      -22.30% 5/1/02
                                                        1.30%                  69     7.767159            536      -22.33% 5/1/02
                                                        1.35%               7,373     7.764530         57,248      -22.35% 5/1/02
                                                        1.40%               9,181     7.761892         71,262      -22.38% 5/1/02
                                                        1.50%               2,786     7.756602         21,610      -22.43% 5/1/02
                                                        1.55%                  57     7.753975            442      -22.46% 5/1/02
                                                        1.60%               3,026     7.751335         23,456      -22.49% 5/1/02
                                                        1.65%               1,642     7.748697         12,723      -22.51% 5/1/02
                                                        1.75%                 207     7.743411          1,603      -22.57% 5/1/02
                                                        1.80%               1,536     7.740771         11,890      -22.59% 5/1/02
                                                        1.85%               1,597     7.738127         12,358      -22.62% 5/1/02
                                                        2.05%                 547     7.727570          4,227      -22.72% 5/1/02
                                                        0.95% EV***        25,533     7.757886        198,082      -22.42% 5/1/02
                                                        1.00% EV***           598     7.755254          4,638      -22.45% 5/1/02
                                                        1.05% EV***           887     7.752625          6,877      -22.47% 5/1/02
                                                        1.10% EV***        17,086     7.749993        132,416      -22.50% 5/1/02
                                                        1.15% EV***         6,337     7.747355         49,095      -22.53% 5/1/02
                                                        1.20% EV***           940     7.744732          7,280      -22.55% 5/1/02
                                                        1.25% EV***           662     7.742100          5,125      -22.58% 5/1/02
                                                        1.30% EV***         1,561     7.739466         12,081      -22.61% 5/1/02
                                                        1.35% EV***           270     7.736834          2,089      -22.63% 5/1/02
                                                        1.40% EV***           359     7.734199          2,777      -22.66% 5/1/02
                                                        1.45% EV***            21     7.731569            162      -22.68% 5/1/02
                                                        1.60% EV***            96     7.723667            741      -22.76% 5/1/02

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
           2002 ....................................    0.95%              78,499     8.86            695,499      -13.15%
                                                        0.95%           4,516,114     8.861586     40,019,933      -13.15%
                                                        1.00%              20,443     8.84            180,719      -13.19%
                                                        1.00%           2,052,713     8.838517     18,142,939      -13.19%
                                                        1.05%                 204     8.82              1,801      -13.23%
                                                        1.05%             412,934     8.815516      3,640,226      -13.23%
                                                        1.10%              47,849     8.67            414,851      -13.28%
                                                        1.10%             602,906     8.672706      5,228,826      -13.28%
                                                        1.15%               7,647     8.65             66,144      -13.32%
                                                        1.15%             283,239     8.654097      2,451,178      -13.32%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.20%               1,364     8.71              11,884     -13.37%
                                                        1.20%           1,537,138     8.714584      13,395,518     -13.37%
                                                        1.25%               1,105     8.70               9,611     -13.41%
                                                        1.25%             159,279     8.695502       1,385,011     -13.41%
                                                        1.30%                 132     8.68               1,149     -13.45%
                                                        1.30%             275,500     8.676428       2,390,356     -13.45%
                                                        1.35%                 275     8.58               2,357     -13.50%
                                                        1.35%             265,962     8.579903       2,281,928     -13.50%
                                                        1.40%             322,244     8.561448       2,758,875     -13.54%
                                                        1.45%              14,422     8.543005         123,207     -13.58%
                                                        1.50%              71,661     8.524600         610,881     -13.63%
                                                        1.55%              79,559     8.506213         676,746     -13.67%
                                                        1.60%              33,806     8.487853         286,940     -13.72%
                                                        1.65%              60,265     8.469553         510,418     -13.76%
                                                        1.70%               5,739     7.580114          43,502     -13.80%
                                                        1.75%              86,915     7.565979         657,597     -13.85%
                                                        1.80%              34,228     7.551894         258,486     -13.89%
                                                        1.85%              18,093     7.537812         136,382     -13.94%
                                                        1.90%               1,104     7.523744           8,306     -13.98%
                                                        1.95%               5,333     7.509706          40,049     -14.02%
                                                        2.00%                 548     7.495672           4,108     -14.07%
                                                        2.05%               3,284     7.481673          24,570     -14.11%
                                                        2.20%               1,455     7.439775          10,825     -14.24%
                                                        0.95% EV***     1,412,559     8.556845      12,087,048     -13.58%
                                                        1.00% EV***       707,935     8.538421       6,044,647     -13.62%
                                                        1.05% EV***        66,842     8.520007         569,494     -13.67%
                                                        1.10% EV***       660,303     8.501658       5,613,670     -13.71%
                                                        1.15% EV***       133,569     8.483326       1,133,109     -13.75%
                                                        1.20% EV***        88,359     8.465026         747,961     -13.80%
                                                        1.25% EV***        65,211     7.905986         515,557     -13.84%
                                                        1.30% EV***        44,463     7.890093         350,817     -13.88%
                                                        1.35% EV***        19,794     7.874197         155,862     -13.93%
                                                        1.40% EV***        90,422     7.858333         710,566     -13.97%
                                                        1.45% EV***        14,406     7.842505         112,979     -14.02%
                                                        1.50% EV***        25,534     7.826684         199,847     -14.06%
                                                        1.55% EV***        66,378     7.810904         518,472     -14.10%
                                                        1.60% EV***        18,919     7.795141         147,476     -14.15%
                                                        1.65% EV***         3,318     7.779391          25,812     -14.19%
                                                        1.70% EV***        33,882     7.763676         263,049     -14.24%
                                                        1.75% EV***         8,224     7.747988          63,719     -14.28%
                                                        1.80% EV***         4,431     7.732300          34,262     -14.32%
                                                        1.85% EV***        30,144     7.716674         232,611     -14.37%
                                                        1.90% EV***           251     7.701048           1,933     -14.41%
                                                        1.95% EV***        67,407     7.685444         518,053     -14.46%
                                                        2.10% EV***         3,279     7.638811          25,048     -14.59%
                                                        2.20% EV***         1,265     7.607799           9,624     -14.67%

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ....................................    0.95%           4,277,313    11.827658      50,590,595       6.19%
                                                        0.95%              15,636    11.83             184,968       6.19%
                                                        1.00%           1,781,759    11.796914      21,019,258       6.14%
                                                        1.00%               2,090    11.80              24,666       6.14%
                                                        1.05%             414,367    11.766225       4,875,535       6.08%
                                                        1.10%             398,238    11.748112       4,678,545       6.03%
                                                        1.10%               6,253    11.75              73,478       6.03%
                                                        1.15%             271,670    11.722912       3,184,764       5.97%
                                                        1.15%               2,644    11.72              30,993       5.97%
                                                        1.20%           1,883,056    11.962673      22,526,383       5.92%
                                                        1.25%             119,865    11.936481       1,430,766       5.87%
                                                        1.25%                 812    11.94               9,692       5.87%
                                                        1.30%             319,949    11.910299       3,810,688       5.81%
                                                        1.30%                 600    11.91               7,145       5.81%
                                                        1.35%             257,706    11.622486       2,995,184       5.76%
                                                        1.40%             193,636    11.597439       2,245,682       5.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.45%              25,148    11.572500        291,025       5.65%
                                                        1.50%              86,857    11.547565      1,002,987       5.60%
                                                        1.55%              25,186    11.522667        290,210       5.55%
                                                        1.60%              39,472    11.497820        453,842       5.49%
                                                        1.65%              94,819    11.473014      1,087,860       5.44%
                                                        1.70%              18,209    11.094926        202,028       5.39%
                                                        1.75%              71,250    11.074251        789,040       5.33%
                                                        1.80%              33,477    11.053628        370,042       5.28%
                                                        1.85%               7,050    11.033027         77,783       5.22%
                                                        1.90%               4,068    11.012457         44,799       5.17%
                                                        1.95%              17,753    10.991915        195,139       5.12%
                                                        2.00%                 498    10.971409          5,464       5.06%
                                                        2.05%              33,045    10.950902        361,873       5.01%
                                                        2.10%               2,317    10.930457         25,326       4.96%
                                                        2.15%               1,301    10.909995         14,194       4.90%
                                                        2.20%              22,426    10.889602        244,210       4.85%
                                                        2.25%                 245    11.108153          2,721       4.80%
                                                        2.35%               3,529    11.074752         39,083       4.69%
                                                        2.45%               4,992    11.041436         55,119       4.58%
                                                        2.50%               2,107    11.024795         23,229       4.53%
                                                        2.60%               3,218    10.991542         35,371       4.42%
                                                        0.95% EV***     1,797,910    11.605268     20,865,227       5.73%
                                                        1.00% EV***       585,244    11.580302      6,777,302       5.67%
                                                        1.05% EV***        92,862    11.555359      1,073,054       5.62%
                                                        1.10% EV***       430,130    11.530468      4,959,600       5.56%
                                                        1.15% EV***       134,009    11.505637      1,541,859       5.51%
                                                        1.20% EV***        78,793    11.480839        904,610       5.46%
                                                        1.25% EV***        89,744    11.321347      1,016,023       5.40%
                                                        1.30% EV***        31,348    11.298603        354,189       5.35%
                                                        1.35% EV***        27,464    11.275877        309,681       5.30%
                                                        1.40% EV***       100,516    11.253186      1,131,125       5.24%
                                                        1.45% EV***         5,273    11.230520         59,219       5.19%
                                                        1.50% EV***         8,311    11.207887         93,149       5.14%
                                                        1.55% EV***        18,149    11.185301        203,002       5.08%
                                                        1.60% EV***        21,781    11.162742        243,136       5.03%
                                                        1.65% EV***           512    11.140212          5,704       4.98%
                                                        1.70% EV***        12,896    11.117715        143,374       4.92%
                                                        1.75% EV***         2,054    11.095274         22,790       4.87%
                                                        1.80% EV***            19    11.072869            210       4.81%
                                                        1.85% EV***         3,676    11.050460         40,621       4.76%
                                                        2.15% EV***         1,716    10.916883         18,733       4.44%

     Gartmore GVIT Money Market Fund - Class I
           2002 ....................................    0.95%          24,651,649    11.786146    290,547,934       0.25%
                                                        0.95%             134,863    11.79          1,590,036       0.25%
                                                        1.00%          10,413,760    11.755442    122,418,352       0.20%
                                                        1.00%              21,921    11.76            257,790       0.20%
                                                        1.05%           2,033,965    11.724794     23,847,821       0.15%
                                                        1.05%                 195    11.72              2,285       0.15%
                                                        1.10%           3,363,811    11.259085     37,873,434       0.10%
                                                        1.10%             126,518    11.26          1,424,588       0.10%
                                                        1.15%           1,441,743    11.234913     16,197,857       0.05%
                                                        1.15%               8,877    11.23             99,690       0.05%
                                                        1.20%          20,596,334    11.247296    231,653,065       0.00%
                                                        1.20%                 439    11.25              4,935       0.00%
                                                        1.25%             891,597    11.222643     10,006,075     - 0.05%
                                                        1.25%               8,452    11.22             94,831     - 0.05%
                                                        1.30%           2,393,499    11.198034     26,802,483     - 0.10%
                                                        1.30%                 682    11.20              7,640     - 0.10%
                                                        1.35%           2,487,684    11.138565     27,709,230     - 0.15%
                                                        1.35%               1,021    11.14             11,371     - 0.15%
                                                        1.40%           1,408,229    11.114578     15,651,871     - 0.21%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                         1.40%              5,447    11.11             60,515      -0.21%
                                                         1.45%            120,031    11.090636      1,331,220      -0.26%
                                                         1.50%          1,054,651    11.066732     11,671,540      -0.31%
                                                         1.55%            231,385    11.042864      2,555,153      -0.36%
                                                         1.60%            442,072    11.019038      4,871,208      -0.41%
                                                         1.65%            463,864    10.995248      5,100,300      -0.46%
                                                         1.70%            165,675    10.781517      1,786,228      -0.51%
                                                         1.75%            356,576    10.761392      3,837,254      -0.56%
                                                         1.80%            187,924    10.741301      2,018,548      -0.61%
                                                         1.85%             45,700    10.721236        489,960      -0.66%
                                                         1.90%             14,163    10.701197        151,561      -0.71%
                                                         1.95%             53,573    10.681191        572,223      -0.76%
                                                         2.00%             12,329    10.661204        131,442      -0.81%
                                                         2.05%            129,130    10.641254      1,374,105      -0.86%
                                                         2.10%             42,404    10.621324        450,387      -0.91%
                                                         2.15%             19,759    10.601417        209,473      -0.96%
                                                         2.20%             73,805    10.581548        780,971      -1.02%
                                                         2.25%              2,152    10.384079         22,347      -1.07%
                                                         2.35%              1,915    10.352242         19,825      -1.17%
                                                         2.45%              3,871    10.320468         39,951      -1.27%
                                                         2.60%              7,648    10.272935         78,567      -1.42%
                                                         0.95% EV***   10,258,562    11.122495    114,100,805      -0.20%
                                                         1.00% EV***    5,265,196    11.098547     58,436,025      -0.25%
                                                         1.05% EV***      781,742    11.074636      8,657,508      -0.30%
                                                         1.10% EV***    4,496,631    11.050766     49,691,217      -0.35%
                                                         1.15% EV***    1,445,619    11.026936     15,940,748      -0.40%
                                                         1.20% EV***      477,874    11.003146      5,258,117      -0.45%
                                                         1.25% EV***      566,483    10.920665      6,186,371      -0.50%
                                                         1.30% EV***      190,123    10.898006      2,071,962      -0.55%
                                                         1.35% EV***      162,159    10.875380      1,763,541      -0.60%
                                                         1.40% EV***      518,276    10.852791      5,624,741      -0.65%
                                                         1.45% EV***      125,417    10.830237      1,358,296      -0.70%
                                                         1.50% EV***      146,183    10.807716      1,579,904      -0.75%
                                                         1.55% EV***      283,511    10.785241      3,057,734      -0.80%
                                                         1.60% EV***       80,023    10.762794        861,271      -0.85%
                                                         1.65% EV***       46,845    10.740384        503,133      -0.91%
                                                         1.70% EV***       42,221    10.718010        452,525      -0.96%
                                                         1.75% EV***       46,496    10.695665        497,306      -1.01%
                                                         1.80% EV***       10,262    10.673363        109,530      -1.06%
                                                         1.85% EV***       14,564    10.651092        155,123      -1.11%
                                                         1.90% EV***          563    10.628858          5,984      -1.16%
                                                         1.95% EV***           64    10.606659            679      -1.21%
                                                         2.00% EV***          956    10.584492         10,119      -1.26%
                                                         2.05% EV***           27    10.562363            285      -1.31%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ....................................     1.25%                355     8.381556          2,975     -16.18% 5/1/02

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ....................................     0.95%            126,653     9.156690      1,159,722      -8.43% 1/25/02
                                                         1.00%             83,952     9.152383        768,361      -8.48% 1/25/02
                                                         1.05%              7,822     9.148067         71,556      -8.52% 1/25/02
                                                         1.10%             24,166     9.143759        220,968      -8.56% 1/25/02
                                                         1.15%              9,084     9.139446         83,023      -8.61% 1/25/02
                                                         1.20%            115,565     9.135134      1,055,702      -8.65% 1/25/02
                                                         1.25%             11,588     9.130827        105,808      -8.69% 1/25/02
                                                         1.30%             10,513     9.126509         95,947      -8.73% 1/25/02
                                                         1.35%             10,774     9.122198         98,283      -8.78% 1/25/02
                                                         1.40%              7,552     9.117886         68,858      -8.82% 1/25/02
                                                         1.45%                761     9.113577          6,935      -8.86% 1/25/02
                                                         1.50%             17,250     9.109258        157,135      -8.91% 1/25/02
                                                         1.55%              1,477     9.104949         13,448      -8.95% 1/25/02
                                                         1.60%              6,617     9.100645         60,219      -8.99% 1/25/02
                                                         1.65%              2,602     9.096324         23,669      -9.04% 1/25/02
                                                         1.70%                518     9.092017          4,710      -9.08% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.75%               1,717    9.087697          15,604        -9.12% 1/25/02
                                                        1.80%                 968    9.083390           8,793        -9.17% 1/25/02
                                                        1.85%                 451    9.079080           4,095        -9.21% 1/25/02
                                                        1.90%               1,877    9.074768          17,033        -9.25% 1/25/02
                                                        2.05%               4,902    9.061817          44,421        -9.38% 1/25/02
                                                        2.10%                 112    9.057504           1,014        -9.42% 1/25/02
                                                        2.20%                 216    9.048877           1,955        -9.51% 1/25/02
                                                        0.95% EV***        78,286    9.118017         713,813        -8.82% 1/25/02
                                                        1.00% EV***        45,270    9.113712         412,578        -8.86% 1/25/02
                                                        1.05% EV***        13,167    9.109407         119,944        -8.91% 1/25/02
                                                        1.10% EV***        31,073    9.105099         282,923        -8.95% 1/25/02
                                                        1.15% EV***        16,139    9.100800         146,878        -8.99% 1/25/02
                                                        1.20% EV***        19,509    9.096492         177,463        -9.04% 1/25/02
                                                        1.25% EV***         1,870    9.092203          17,002        -9.08% 1/25/02
                                                        1.30% EV***         7,117    9.087899          64,679        -9.12% 1/25/02
                                                        1.35% EV***           103    9.083590             936        -9.16% 1/25/02
                                                        1.40% EV***           117    9.079287           1,062        -9.21% 1/25/02
                                                        1.50% EV***         2,193    9.070681          19,892        -9.29% 1/25/02
                                                        1.55% EV***         1,764    9.066378          15,993        -9.34% 1/25/02
                                                        1.60% EV***         6,620    9.062082          59,991        -9.38% 1/25/02
                                                        1.70% EV***           333    9.053470           3,015        -9.47% 1/25/02
                                                        1.75% EV***           619    9.049169           5,601        -9.51% 1/25/02
                                                        1.80% EV***            60    9.044862             543        -9.55% 1/25/02
                                                        1.85% EV***         2,070    9.040548          18,714        -9.59% 1/25/02
                                                        2.00% EV***         1,853    9.027632          16,728        -9.72% 1/25/02

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ....................................    0.95%             720,281    7.315112       5,268,936       -26.07%
                                                        0.95%               3,692    7.32              27,022       -26.07%
                                                        1.00%             337,657    7.296085       2,463,574       -26.11%
                                                        1.00%                 942    7.30               6,878       -26.11%
                                                        1.05%             101,063    7.277078         735,443       -26.14%
                                                        1.10%               3,620    9.388270          33,986       -26.18%
                                                        1.10%               3,993    9.39              37,496       -26.18%
                                                        1.15%               1,055    9.368121           9,883       -26.22%
                                                        1.15%               2,328    9.37              21,809       -26.22%
                                                        1.20%             110,053    8.954641         985,485       -26.26%
                                                        1.20%                 259    8.95               2,320       -26.26%
                                                        1.25%              13,173    8.935027         117,701       -26.29%
                                                        1.30%              23,487    8.915420         209,396       -26.33%
                                                        1.30%                  59    8.92                 522       -26.33%
                                                        1.35%               4,519    9.287776          41,971       -26.37%
                                                        1.40%               4,079    9.267781          37,803       -26.41%
                                                        1.45%               1,408    9.247825          13,021       -26.44%
                                                        1.50%               9,025    9.227885          83,282       -26.48%
                                                        1.60%                 119    9.188116           1,093       -26.55%
                                                        1.65%               1,831    9.168292          16,787       -26.59%
                                                        1.80%                 662    6.285628           4,161       -26.70%
                                                        0.95% EV***        23,657    9.261663         219,103       -26.46%
                                                        1.00% EV***        32,793    9.241720         303,064       -26.50%
                                                        1.05% EV***        12,515    9.221803         115,411       -26.54%
                                                        1.10% EV***         1,959    9.201917          18,027       -26.58%
                                                        1.20% EV***         3,574    9.162263          32,746       -26.65%
                                                        1.40% EV***         3,130    7.248245          22,687       -26.80%
                                                        1.45% EV***           252    7.233617           1,823       -26.84%
                                                        1.65% EV***           146    7.175387           1,048       -26.99%

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ....................................    0.95%           1,723,390    9.871212      17,011,948       -33.92%
                                                        0.95%               9,407    9.87              92,848       -33.92%
                                                        1.00%             603,500    9.852935       5,946,246       -33.96%
                                                        1.00%               3,579    9.85              35,256       -33.96%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%              94,582    9.834714        930,187       -33.99%
                                                        1.05%               1,098    9.83             10,794       -33.99%
                                                        1.10%             413,957    9.816488      4,063,604       -34.02%
                                                        1.10%              12,915    9.82            126,825       -34.02%
                                                        1.15%             176,401    9.798306      1,728,431       -34.06%
                                                        1.15%               3,043    9.80             29,823       -34.06%
                                                        1.20%             949,272    9.780139      9,284,012       -34.09%
                                                        1.20%                   5    9.78                 51       -34.09%
                                                        1.25%              83,583    9.762003        815,937       -34.12%
                                                        1.30%             190,267    9.743886      1,853,940       -34.16%
                                                        1.30%                 219    9.74              2,133       -34.16%
                                                        1.35%             201,517    9.725788      1,959,912       -34.19%
                                                        1.40%             202,231    9.707740      1,963,206       -34.22%
                                                        1.45%              17,773    9.689686        172,215       -34.26%
                                                        1.50%              52,964    9.671672        512,250       -34.29%
                                                        1.55%              48,380    9.653687        467,045       -34.32%
                                                        1.60%              66,965    9.635711        645,255       -34.36%
                                                        1.65%              85,201    9.617770        819,444       -34.39%
                                                        1.70%              20,525    9.599855        197,037       -34.42%
                                                        1.75%              33,548    9.581953        321,455       -34.46%
                                                        1.80%              30,271    9.564082        289,514       -34.49%
                                                        1.85%               4,967    9.546230         47,416       -34.52%
                                                        1.90%               3,600    9.528413         34,302       -34.56%
                                                        1.95%               1,718    9.510606         16,339       -34.59%
                                                        2.00%                 106    9.492834          1,006       -34.63%
                                                        2.05%              14,586    9.475089        138,204       -34.66%
                                                        2.15%                  13    9.439666            123       -34.73%
                                                        2.20%               7,805    9.421976         73,539       -34.76%
                                                        2.25%                 532    4.394826          2,338       -34.79%
                                                        0.95% EV***       940,605    9.703262      9,126,937       -34.30%
                                                        1.00% EV***       489,705    9.685248      4,742,914       -34.34%
                                                        1.05% EV***        61,949    9.667240        598,876       -34.37%
                                                        1.10% EV***       297,946    9.649254      2,874,957       -34.40%
                                                        1.15% EV***       113,892    9.631312      1,096,929       -34.44%
                                                        1.20% EV***        41,331    9.613382        397,331       -34.47%
                                                        1.25% EV***        71,092    9.595469        682,161       -34.50%
                                                        1.30% EV***         7,603    9.577591         72,818       -34.54%
                                                        1.35% EV***        11,668    9.559721        111,543       -34.57%
                                                        1.40% EV***        45,092    9.541892        430,263       -34.60%
                                                        1.45% EV***         9,356    9.524080         89,107       -34.64%
                                                        1.50% EV***        10,224    9.506309         97,193       -34.67%
                                                        1.55% EV***        42,679    9.488529        404,961       -34.71%
                                                        1.60% EV***        21,014    9.470796        199,019       -34.74%
                                                        1.65% EV***         8,205    9.453104         77,563       -34.77%
                                                        1.70% EV***         3,944    9.435402         37,213       -34.81%
                                                        1.75% EV***         2,479    9.417741         23,347       -34.84%
                                                        1.80% EV***         2,228    9.400098         20,943       -34.87%
                                                        1.85% EV***           161    9.382479          1,511       -34.91%
                                                        1.90% EV***           313    9.364897          2,931       -34.94%
                                                        1.95% EV***           242    9.347323          2,262       -34.97%
                                                        2.20% EV***            30    9.259847            278       -35.14%

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ....................................    1.50%               9,627    7.183813         69,159       -28.16% 5/1/02
                                                        1.60%                 383    7.178926          2,750       -28.21% 5/1/02
                                                        1.65%              12,820    7.176486         92,003       -28.24% 5/1/02
                                                        1.75%               1,918    7.171586         13,755       -28.28% 5/1/02
                                                        1.80%               1,732    7.169139         12,417       -28.31% 5/1/02
                                                        1.90%                 813    7.164247          5,825       -28.36% 5/1/02
                                                        1.95%              10,566    7.161798         75,672       -28.38% 5/1/02
                                                        2.05%              10,001    7.156898         71,576       -28.43% 5/1/02
                                                        2.10%              10,919    7.154448         78,119       -28.46% 5/1/02
                                                        2.15%                 707    7.151998          5,056       -28.48% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.20%                 964     7.149551          6,892      -28.50% 5/1/02
                                                        2.35%               1,000     7.142194          7,142      -28.58% 5/1/02
                                                        2.60%                 794     7.129924          5,661      -28.70% 5/1/02
     Gartmore GVIT Small Cap Value Fund - Class I
           2002.....................................    0.95%           7,962,445    12.058558     96,015,605      -27.86%
                                                        0.95%             101,705    12.06          1,226,561      -27.86%
                                                        1.00%           2,733,534    12.027172     32,876,684      -27.89%
                                                        1.00%              12,503    12.03            150,409      -27.89%
                                                        1.05%             517,697    11.995839      6,210,210      -27.93%
                                                        1.05%               2,248    12.00             26,980      -27.93%
                                                        1.10%             792,329    16.473727     13,052,612      -27.97%
                                                        1.10%              90,785    16.47          1,495,237      -27.97%
                                                        1.15%             339,026    16.438351      5,573,028      -28.00%
                                                        1.15%              23,082    16.44            379,475      -28.00%
                                                        1.20%           2,008,689    15.928613     31,995,630      -28.04%
                                                        1.20%               2,371    15.93             37,769      -28.04%
                                                        1.25%             167,627    15.893715      2,664,216      -28.07%
                                                        1.25%               1,395    15.89             22,171      -28.07%
                                                        1.30%             348,108    15.858883      5,520,604      -28.11%
                                                        1.30%               1,106    15.86             17,534      -28.11%
                                                        1.35%             383,539    16.297452      6,250,708      -28.15%
                                                        1.40%             298,495    16.262376      4,854,238      -28.18%
                                                        1.45%              36,154    16.227347        586,684      -28.22%
                                                        1.50%             114,333    16.192394      1,851,325      -28.26%
                                                        1.55%              58,701    16.157486        948,461      -28.29%
                                                        1.60%             106,723    16.122626      1,720,655      -28.33%
                                                        1.65%             112,107    16.087835      1,803,559      -28.37%
                                                        1.70%              17,516    11.543278        202,192      -28.40%
                                                        1.75%              89,496    11.521769      1,031,152      -28.44%
                                                        1.80%              64,053    11.500284        736,628      -28.48%
                                                        1.85%              15,838    11.478843        181,802      -28.51%
                                                        1.90%               8,534    11.457422         97,778      -28.55%
                                                        1.95%               2,353    11.436036         26,909      -28.59%
                                                        2.00%               1,774    11.414665         20,250      -28.62%
                                                        2.05%              13,350    11.393329        152,101      -28.66%
                                                        2.10%                   4    11.372033             45      -28.70%
                                                        2.15%                  64    11.350750            726      -28.73%
                                                        2.20%              19,820    11.329505        224,551      -28.77%
                                                        2.25%               2,410     9.807064         23,635      -28.80%
                                                        0.95% EV***     1,603,991    16.286343     26,123,148      -28.23%
                                                        1.00% EV***       969,567    16.251308     15,756,732      -28.26%
                                                        1.05% EV***        60,762    16.216309        985,335      -28.30%
                                                        1.10% EV***       799,098    16.181382     12,930,510      -28.34%
                                                        1.15% EV***       184,731    16.146495      2,982,758      -28.37%
                                                        1.20% EV***       127,816    16.111690      2,059,332      -28.41%
                                                        1.25% EV***       159,758    12.047517      1,924,687      -28.45%
                                                        1.30% EV***        52,395    12.023281        629,960      -28.48%
                                                        1.35% EV***        60,511    11.999078        726,076      -28.52%
                                                        1.40% EV***       137,026    11.974926      1,640,876      -28.56%
                                                        1.45% EV***        35,733    11.950800        427,038      -28.59%
                                                        1.50% EV***        26,075    11.926712        310,989      -28.63%
                                                        1.55% EV***       124,290    11.902672      1,479,383      -28.67%
                                                        1.60% EV***        68,106    11.878650        809,007      -28.70%
                                                        1.65% EV***        12,983    11.854673        153,909      -28.74%
                                                        1.70% EV***        16,409    11.830732        194,130      -28.78%
                                                        1.75% EV***        12,180    11.806829        143,807      -28.81%
                                                        1.80% EV***         6,804    11.782947         80,171      -28.85%
                                                        1.85% EV***         5,900    11.759105         69,379      -28.88%
                                                        1.90% EV***           176    11.735317          2,065      -28.92%
                                                        1.95% EV***         7,031    11.711534         82,344      -28.96%

                                                          Contract                      Unit       Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00% EV***         1,356    11.687816         15,849      -28.99%
                                                        2.20% EV***           383    11.593266          4,440      -29.14%
                                                        2.40% EV***            23    11.499301            264      -29.29%
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ....................................    1.50%               8,708     7.106598         61,884      -28.93% 5/1/02
                                                        1.60%               1,109     7.101763          7,876      -28.98% 5/1/02
                                                        1.65%              20,652     7.099346        146,616      -29.01% 5/1/02
                                                        1.75%               1,538     7.094503         10,911      -29.05% 5/1/02
                                                        1.80%               2,251     7.092082         15,964      -29.08% 5/1/02
                                                        1.90%               3,158     7.087240         22,382      -29.13% 5/1/02
                                                        1.95%              11,590     7.084817         82,113      -29.15% 5/1/02
                                                        2.00%                 561     7.082398          3,973      -29.18% 5/1/02
                                                        2.05%              15,868     7.079974        112,345      -29.20% 5/1/02
                                                        2.10%              13,218     7.077550         93,551      -29.22% 5/1/02
                                                        2.15%                 730     7.075123          5,165      -29.25% 5/1/02
                                                        2.20%               7,771     7.072698         54,962      -29.27% 5/1/02
                                                        2.30%                 236     7.067849          1,668      -29.32% 5/1/02
                                                        2.35%               3,009     7.065428         21,260      -29.35% 5/1/02
                                                        2.60%               1,116     7.053294          7,871      -29.47% 5/1/02
     Gartmore GVIT Small Company Fund - Class I
           2002 ....................................    0.95%           6,667,154    11.198342     74,661,071      -18.11%
                                                        0.95%              53,709    11.20            601,544      -18.11%
                                                        1.00%           2,785,028    11.169195     31,106,521      -18.16%
                                                        1.00%               3,016    11.17             33,688      -18.16%
                                                        1.05%             443,068    11.140091      4,935,818      -18.20%
                                                        1.10%             590,277    14.029693      8,281,405      -18.24%
                                                        1.10%              50,141    14.03            703,474      -18.24%
                                                        1.15%             295,743    13.999555      4,140,270      -18.28%
                                                        1.15%              11,818    14.00            165,458      -18.28%
                                                        1.20%           2,071,981    13.850506     28,697,985      -18.32%
                                                        1.20%               1,275    13.85             17,656      -18.32%
                                                        1.25%             163,221    13.820149      2,255,739      -18.36%
                                                        1.25%                 766    13.82             10,583      -18.36%
                                                        1.30%             336,827    13.789861      4,644,798      -18.40%
                                                        1.30%               1,059    13.79             14,597      -18.40%
                                                        1.35%             270,754    13.879545      3,757,942      -18.45%
                                                        1.35%                 183    13.88              2,537      -18.45%
                                                        1.40%             281,913    13.849676      3,904,404      -18.49%
                                                        1.45%              34,761    13.819838        480,391      -18.53%
                                                        1.50%             132,814    13.790055      1,831,512      -18.57%
                                                        1.55%              60,432    13.760315        831,563      -18.61%
                                                        1.60%              66,647    13.730651        915,107      -18.65%
                                                        1.65%             175,396    13.701015      2,403,103      -18.69%
                                                        1.70%               9,221    11.268207        103,904      -18.74%
                                                        1.75%              54,743    11.247212        615,706      -18.78%
                                                        1.80%              83,081    11.226240        932,687      -18.82%
                                                        1.85%               9,059    11.205308        101,509      -18.86%
                                                        1.90%               6,595    11.184395         73,761      -18.90%
                                                        1.95%               2,067    11.163516         23,075      -18.94%
                                                        2.00%               1,194    11.142675         13,304      -18.98%
                                                        2.05%              22,924    11.121852        254,957      -19.03%
                                                        2.10%                   4    11.101037             44      -19.07%
                                                        2.15%                 113    11.080273          1,252      -19.11%
                                                        2.20%               5,490    11.059519         60,717      -19.15%
                                                        2.25%               2,087     7.393231         15,430      -19.19%
                                                        0.95% EV***     1,383,825    13.863593     19,184,787      -18.52%
                                                        1.00% EV***       715,714    13.833756      9,901,013      -18.56%
                                                        1.05% EV***        53,480    13.803978        738,237      -18.60%
                                                        1.10% EV***       436,485    13.774233      6,012,246      -18.64%
                                                        1.15% EV***       128,916    13.744557      1,771,893      -18.69%
                                                        1.20% EV***        95,008    13.714906      1,303,026      -18.73%
                                                        1.25% EV***        71,705    11.435153        819,958      -18.77%
                                                        1.30% EV***        30,309    11.412137        345,890      -18.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***        32,723    11.389164        372,688      -18.85%
                                                        1.40% EV***       143,762    11.366233      1,634,032      -18.89%
                                                        1.45% EV***        15,922    11.343329        180,608      -18.93%
                                                        1.50% EV***        33,090    11.320470        374,594      -18.98%
                                                        1.55% EV***        54,710    11.297640        618,094      -19.02%
                                                        1.60% EV***        36,247    11.274849        408,679      -19.06%
                                                        1.65% EV***         6,908    11.252075         77,729      -19.10%
                                                        1.70% EV***        11,501    11.229354        129,149      -19.14%
                                                        1.75% EV***         4,588    11.206646         51,416      -19.18%
                                                        1.80% EV***         3,912    11.183996         43,752      -19.22%
                                                        1.85% EV***        10,892    11.161373        121,570      -19.27%
                                                        1.95% EV***        18,126    11.116210        201,492      -19.35%
                                                        2.05% EV***           339    11.071198          3,753      -19.43%
                                                        2.10% EV***         1,917    11.048758         21,180      -19.47%
                                                        2.20% EV***            44    11.003936            484      -19.56%
                                                        2.25% EV***           316    10.981582          3,470      -19.60%

     Gartmore GVIT Small Company Fund - Class II
           2002 ....................................    1.50%              16,470     7.820823        128,809      -21.79% 5/1/02
                                                        1.60%              26,889     7.815510        210,151      -21.84% 5/1/02
                                                        1.65%               4,315     7.812843         33,712      -21.87% 5/1/02
                                                        1.75%              10,156     7.807512         79,293      -21.92% 5/1/02
                                                        1.80%              14,804     7.804846        115,543      -21.95% 5/1/02
                                                        1.90%               7,664     7.799526         59,776      -22.00% 5/1/02
                                                        1.95%              17,026     7.796863        132,749      -22.03% 5/1/02
                                                        2.00%               7,864     7.794198         61,294      -22.06% 5/1/02
                                                        2.05%              14,391     7.791534        112,128      -22.08% 5/1/02
                                                        2.10%              10,331     7.788869         80,467      -22.11% 5/1/02
                                                        2.20%              16,298     7.783546        126,856      -22.16% 5/1/02
                                                        2.45%               3,653     7.770193         28,385      -22.30% 5/1/02
                                                        2.50%               1,336     7.767539         10,377      -22.32% 5/1/02
                                                        2.60%               2,581     7.762200         20,034      -22.38% 5/1/02

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ....................................    0.95%           2,384,523     7.650345     18,242,424      -37.61%
                                                        0.95%              29,116     7.65            222,734      -37.61%
                                                        1.00%           1,047,638     7.630429      7,993,927      -37.65%
                                                        1.00%               5,814     7.63             44,358      -37.65%
                                                        1.05%             138,188     7.610526      1,051,683      -37.68%
                                                        1.10%             307,285     8.317327      2,555,790      -37.71%
                                                        1.10%              67,326     8.32            560,150      -37.71%
                                                        1.15%             123,975     8.299447      1,028,924      -37.74%
                                                        1.15%              20,005     8.30            166,044      -37.74%
                                                        1.20%           1,040,567     8.149536      8,480,138      -37.77%
                                                        1.20%               1,611     8.15             13,131      -37.77%
                                                        1.25%              97,466     8.131671        792,561      -37.80%
                                                        1.25%               1,146     8.13              9,314      -37.80%
                                                        1.30%             231,582     8.113826      1,879,016      -37.84%
                                                        1.30%                 675     8.11              5,470      -37.84%
                                                        1.35%             103,066     8.228218        848,050      -37.87%
                                                        1.40%             111,078     8.210492        912,005      -37.90%
                                                        1.45%              22,991     8.192786        188,360      -37.93%
                                                        1.50%              76,494     8.175099        625,346      -37.96%
                                                        1.55%              22,545     8.157459        183,910      -37.99%
                                                        1.60%              40,136     8.139837        326,700      -38.03%
                                                        1.65%              25,701     8.122255        208,750      -38.06%
                                                        1.70%               4,598     5.171167         23,777      -38.09%
                                                        1.75%              26,469     5.161519        136,620      -38.12%
                                                        1.80%              50,623     5.151878        260,804      -38.15%
                                                        1.85%               3,333     5.142260         17,139      -38.18%
                                                        1.90%                 824     5.132637          4,229      -38.21%
                                                        1.95%               3,097     5.123042         15,866      -38.25%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.00%                 944     5.113464          4,827      -38.28%
                                                        2.05%               1,898     5.103886          9,687      -38.31%
                                                        2.25%                 344     3.210863          1,105      -38.44%
                                                        0.95% EV***       783,687     8.189018      6,417,627      -38.04%
                                                        1.00% EV***       512,516     8.171351      4,187,948      -38.07%
                                                        1.05% EV***        46,698     8.153711        380,762      -38.10%
                                                        1.10% EV***       297,264     8.136123      2,418,576      -38.13%
                                                        1.15% EV***        79,838     8.118535        648,168      -38.16%
                                                        1.20% EV***        41,667     8.100987        337,544      -38.20%
                                                        1.25% EV***        42,358     6.297929        266,768      -38.23%
                                                        1.30% EV***         6,329     6.285225         39,779      -38.26%
                                                        1.35% EV***        16,776     6.272546        105,228      -38.29%
                                                        1.40% EV***        58,763     6.259888        367,850      -38.32%
                                                        1.45% EV***        24,653     6.247244        154,013      -38.35%
                                                        1.50% EV***        16,074     6.234615        100,215      -38.38%
                                                        1.55% EV***        41,001     6.222023        255,109      -38.42%
                                                        1.60% EV***        20,149     6.209442        125,114      -38.45%
                                                        1.65% EV***         5,333     6.196886         33,048      -38.48%
                                                        1.70% EV***        11,878     6.184339         73,458      -38.51%
                                                        1.75% EV***         5,352     6.171801         33,031      -38.54%
                                                        1.80% EV***         9,544     6.159303         58,784      -38.57%
                                                        1.85% EV***         1,125     6.146808          6,915      -38.61%
                                                        1.90% EV***           154     6.134331            945      -38.64%
                                                        1.95% EV***         2,050     6.121881         12,550      -38.67%
                                                        2.00% EV***           174     6.109457          1,063      -38.70%
                                                        2.20% EV***            41     6.059915            248      -38.83%

     Gartmore GVIT Total Return Fund - Class I
           2002 ....................................    0.95%          18,383,389     8.796082    161,701,797      -18.14%
                                                        0.95%             217,692     8.80          1,915,692      -18.14%
                                                        1.00%          10,147,707     8.773184     89,027,701      -18.18%
                                                        1.00%              24,968     8.77            218,969      -18.18%
                                                        1.05%           1,548,820     8.750353     13,552,722      -18.22%
                                                        1.05%              10,586     8.75             92,630      -18.22%
                                                        1.10%           1,513,411     8.752996     13,246,880      -18.26%
                                                        1.10%             270,349     8.75          2,365,556      -18.26%
                                                        1.15%             536,646     8.734199      4,687,173      -18.31%
                                                        1.15%              38,406     8.73            335,285      -18.31%
                                                        1.20%           2,215,538     8.699902     19,274,963      -18.35%
                                                        1.20%               3,910     8.70             34,021      -18.35%
                                                        1.25%             326,442     8.680809      2,833,781      -18.39%
                                                        1.25%              19,913     8.68            172,843      -18.39%
                                                        1.30%             372,153     8.661797      3,223,514      -18.43%
                                                        1.30%              23,742     8.66            205,607      -18.43%
                                                        1.35%             388,332     8.659317      3,362,690      -18.47%
                                                        1.40%             336,601     8.640665      2,908,456      -18.51%
                                                        1.45%              95,751     8.622061        825,571      -18.55%
                                                        1.50%             195,501     8.603482      1,681,989      -18.59%
                                                        1.55%              54,360     8.584915        466,676      -18.64%
                                                        1.60%              91,912     8.566400        787,355      -18.68%
                                                        1.65%             115,051     8.547905        983,445      -18.72%
                                                        1.70%              30,540     6.675091        203,857      -18.76%
                                                        1.75%              40,249     6.662646        268,165      -18.80%
                                                        1.80%              23,720     6.650221        157,743      -18.84%
                                                        1.85%              10,319     6.637820         68,496      -18.88%
                                                        1.90%               5,611     6.625425         37,175      -18.93%
                                                        1.95%               1,884     6.613060         12,459      -18.97%
                                                        2.00%                 224     6.600705          1,479      -19.01%
                                                        2.05%               9,264     6.588356         61,035      -19.05%
                                                        2.10%               1,573     6.576030         10,344      -19.09%
                                                        2.15%                  19     6.563740            125      -19.13%
                                                        2.20%               5,176     6.551449         33,910      -19.17%
                                                        2.25%               1,856     6.871837         12,754      -19.22%
                                                        0.95% EV***     3,049,278     8.633457     26,325,810      -18.56%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     1,649,304     8.614872     14,208,543      -18.60%
                                                        1.05% EV***       181,487     8.596302      1,560,117      -18.64%
                                                        1.10% EV***       867,617     8.577768      7,442,217      -18.68%
                                                        1.15% EV***       159,501     8.559259      1,365,210      -18.72%
                                                        1.20% EV***       162,835     8.540800      1,390,741      -18.76%
                                                        1.25% EV***       162,819     7.152824      1,164,616      -18.80%
                                                        1.30% EV***        40,643     7.138415        290,127      -18.85%
                                                        1.35% EV***        40,865     7.124054        291,124      -18.89%
                                                        1.40% EV***       126,952     7.109693        902,590      -18.93%
                                                        1.45% EV***        28,299     7.095360        200,792      -18.97%
                                                        1.50% EV***        24,681     7.081057        174,768      -19.01%
                                                        1.55% EV***        41,412     7.066762        292,649      -19.05%
                                                        1.60% EV***        22,507     7.052500        158,731      -19.09%
                                                        1.65% EV***        12,411     7.038252         87,352      -19.14%
                                                        1.70% EV***        16,406     7.024031        115,236      -19.18%
                                                        1.75% EV***        15,099     7.009826        105,841      -19.22%
                                                        1.80% EV***         2,460     6.995620         17,209      -19.26%
                                                        1.85% EV***         4,386     6.981478         30,621      -19.30%
                                                        1.90% EV***           275     6.967322          1,916      -19.34%
                                                        1.95% EV***         1,359     6.953210          9,449      -19.38%
                                                        2.00% EV***         3,197     6.939126         22,184      -19.43%
                                                        2.05% EV***           269     6.925044          1,863      -19.47%

     Gartmore GVIT Total Return Fund - Class II
           2002 ....................................    1.50%              27,261     8.072743        220,071      -19.27% 5/1/02
                                                        1.60%               9,258     8.067253         74,687      -19.33% 5/1/02
                                                        1.65%              24,288     8.064506        195,871      -19.35% 5/1/02
                                                        1.75%               2,479     8.059011         19,978      -19.41% 5/1/02
                                                        1.80%               3,292     8.056265         26,521      -19.44% 5/1/02
                                                        1.90%                 659     8.050768          5,305      -19.49% 5/1/02
                                                        1.95%               4,766     8.048019         38,357      -19.52% 5/1/02
                                                        2.05%               3,200     8.042520         25,736      -19.57% 5/1/02
                                                        2.10%              15,237     8.039774        122,502      -19.60% 5/1/02
                                                        2.20%               4,482     8.034266         36,010      -19.66% 5/1/02
                                                        2.60%                 267     8.012236          2,139      -19.88% 5/1/02

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ....................................    0.95%             261,820     2.163294        566,394      -43.40%
                                                        1.00%              79,044     2.160835        170,801      -43.43%
                                                        1.05%                 804     2.158380          1,735      -43.46%
                                                        1.10%              34,332     2.155919         74,017      -43.49%
                                                        1.10%                 198     2.16                427      -43.49%
                                                        1.15%              29,743     2.153459         64,050      -43.52%
                                                        1.20%              79,184     2.150995        170,324      -43.55%
                                                        1.25%               7,356     2.148538         15,805      -43.57%
                                                        1.30%               1,291     2.146082          2,771      -43.60%
                                                        1.35%              17,061     2.143637         36,573      -43.63%
                                                        1.40%               4,917     2.141179         10,528      -43.66%
                                                        1.45%               6,862     2.138725         14,676      -43.69%
                                                        1.50%                 669     2.136284          1,429      -43.72%
                                                        1.65%                 351     2.128951            747      -43.80%
                                                        1.85%               1,645     2.119194          3,486      -43.92%
                                                        0.95% EV***        74,297     1.989158        147,788      -43.82%
                                                        1.00% EV***        44,309     1.986619         88,025      -43.85%
                                                        1.05% EV***        23,597     1.984082         46,818      -43.88%
                                                        1.10% EV***        54,112     1.981538        107,225      -43.91%
                                                        1.15% EV***         8,419     1.979009         16,661      -43.94%
                                                        1.20% EV***         3,324     1.976479          6,570      -43.97%
                                                        1.25% EV***         5,974     1.973937         11,792      -44.00%
                                                        1.40% EV***         5,112     1.966352         10,052      -44.08%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.55% EV***           655     1.958790          1,283      -44.17%
                                                        1.60% EV***         5,259     1.956273         10,288      -44.20%
                                                        1.90% EV***           114     1.941205            221      -44.37%

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ....................................    0.95%              44,253     7.505767        332,153      -24.94% 5/1/02
                                                        1.00%               4,525     7.503221         33,952      -24.97% 5/1/02
                                                        1.05%              23,123     7.500685        173,438      -24.99% 5/1/02
                                                        1.10%               2,745     7.498145         20,582      -25.02% 5/1/02
                                                        1.15%                 129     7.495604            967      -25.04% 5/1/02
                                                        1.20%              18,239     7.493056        136,666      -25.07% 5/1/02
                                                        1.25%                 145     7.490515          1,086      -25.09% 5/1/02
                                                        1.30%                 928     7.487971          6,949      -25.12% 5/1/02
                                                        1.35%               6,404     7.485430         47,937      -25.15% 5/1/02
                                                        1.40%                  13     7.482888             97      -25.17% 5/1/02
                                                        1.60%               1,939     7.472705         14,490      -25.27% 5/1/02
                                                        1.65%               7,760     7.470159         57,968      -25.30% 5/1/02
                                                        0.95% EV***        17,652     7.478154        132,004      -25.22% 5/1/02
                                                        1.00% EV***           251     7.475616          1,876      -25.24% 5/1/02
                                                        1.10% EV***         2,016     7.470535         15,061      -25.29% 5/1/02
                                                        1.20% EV***           342     7.465465          2,553      -25.35% 5/1/02
                                                        1.25% EV***           117     7.462923            873      -25.37% 5/1/02
                                                        1.40% EV***           462     7.455315          3,444      -25.45% 5/1/02
                                                        1.55% EV***           101     7.447689            752      -25.52% 5/1/02
                                                        1.90% EV***             9     7.429891             67      -25.70% 5/1/02

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ....................................    0.95%             139,419     7.512774      1,047,423      -24.87% 1/25/02
                                                        1.00%              28,976     7.509233        217,588      -24.91% 1/25/02
                                                        1.05%               9,837     7.505693         73,834      -24.94% 1/25/02
                                                        1.10%              26,039     7.502155        195,349      -24.98% 1/25/02
                                                        1.15%              19,820     7.498608        148,622      -25.01% 1/25/02
                                                        1.20%              65,915     7.495072        494,038      -25.05% 1/25/02
                                                        1.25%                 547     7.491533          4,098      -25.08% 1/25/02
                                                        1.30%              21,578     7.487992        161,576      -25.12% 1/25/02
                                                        1.35%              11,345     7.484456         84,911      -25.16% 1/25/02
                                                        1.40%              17,209     7.480912        128,739      -25.19% 1/25/02
                                                        1.45%               6,845     7.477365         51,183      -25.23% 1/25/02
                                                        1.50%               2,387     7.473837         17,840      -25.26% 1/25/02
                                                        1.55%               1,831     7.470286         13,678      -25.30% 1/25/02
                                                        1.60%               1,528     7.466744         11,409      -25.33% 1/25/02
                                                        1.65%               4,449     7.463213         33,204      -25.37% 1/25/02
                                                        1.70%              11,489     7.459677         85,704      -25.40% 1/25/02
                                                        1.75%              44,817     7.456128        334,161      -25.44% 1/25/02
                                                        1.80%               1,460     7.452579         10,881      -25.47% 1/25/02
                                                        1.85%                  77     7.449034            574      -25.51% 1/25/02
                                                        2.00%               1,301     7.438420          9,677      -25.62% 1/25/02
                                                        2.05%               1,851     7.434874         13,762      -25.65% 1/25/02
                                                        2.10%                 197     7.431326          1,464      -25.69% 1/25/02
                                                        2.60%                 185     7.395900          1,368      -26.04% 1/25/02
                                                        0.95% EV***        27,808     7.474583        207,853      -25.25% 1/25/02
                                                        1.00% EV***        24,811     7.471041        185,364      -25.29% 1/25/02
                                                        1.05% EV***           978     7.467515          7,303      -25.32% 1/25/02
                                                        1.10% EV***        23,065     7.463980        172,157      -25.36% 1/25/02
                                                        1.15% EV***           606     7.460447          4,521      -25.40% 1/25/02
                                                        1.20% EV***           739     7.456908          5,511      -25.43% 1/25/02
                                                        1.25% EV***         1,631     7.453391         12,156      -25.47% 1/25/02
                                                        1.30% EV***           660     7.449865          4,917      -25.50% 1/25/02
                                                        1.35% EV***           637     7.446326          4,743      -25.54% 1/25/02
                                                        1.40% EV***           153     7.442803          1,139      -25.57% 1/25/02
                                                        1.45% EV***           387     7.439258          2,879      -25.61% 1/25/02
                                                        1.50% EV***         1,129     7.435731          8,395      -25.64% 1/25/02
                                                        1.55% EV***        15,860     7.432193        117,875      -25.68% 1/25/02
                                                        1.60% EV***         5,085     7.428659         37,775      -25.71% 1/25/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         1,460     7.421596         10,836      -25.78% 1/25/02
                                                        1.80% EV***           999     7.414527          7,407      -25.85% 1/25/02
                                                        1.95% EV***            27     7.403938            200      -25.96% 1/25/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ....................................    0.95%              15,744     7.49            117,926       26.10%
                                                        0.95%           1,160,292     7.491588      8,692,430      -26.10%
                                                        1.00%               1,308     7.47              9,767      -26.14%
                                                        1.00%             518,677     7.472079      3,875,596      -26.14%
                                                        1.05%             120,596     7.452628        898,757      -26.17%
                                                        1.10%              25,906     7.63            197,664      -26.21%
                                                        1.10%              49,109     7.627885        374,598      -26.21%
                                                        1.15%               5,138     7.61             39,100      -26.25%
                                                        1.15%              28,765     7.611516        218,945      -26.25%
                                                        1.20%                 400     7.31              2,925      -26.29%
                                                        1.20%             276,382     7.307866      2,019,763      -26.29%
                                                        1.25%              31,948     7.291847        232,960      -26.32%
                                                        1.30%                 545     7.28              3,969      -26.36%
                                                        1.30%             138,059     7.275861      1,004,498      -26.36%
                                                        1.35%              43,598     7.546232        329,001      -26.40%
                                                        1.40%              18,126     7.529984        136,488      -26.44%
                                                        1.45%               1,409     7.513762         10,587      -26.47%
                                                        1.50%               9,829     7.497562         73,694      -26.51%
                                                        1.55%               5,253     7.481395         39,300      -26.55%
                                                        1.60%               7,161     7.465251         53,459      -26.58%
                                                        1.65%              11,897     7.449129         88,622      -26.62%
                                                        1.70%               1,876     5.641033         10,583      -26.66%
                                                        1.75%              27,367     5.630524        154,091      -26.70%
                                                        1.80%              18,568     5.620023        104,353      -26.73%
                                                        1.85%               3,593     5.609527         20,155      -26.77%
                                                        2.05%               2,667     5.567726         14,849      -26.92%
                                                        2.10%                 680     5.557308          3,779      -26.96%
                                                        2.20%               5,372     5.536514         29,742      -27.03%
                                                        0.95% EV***       194,572     7.518602      1,462,909      -26.50%
                                                        1.00% EV***        77,383     7.502393        580,558      -26.54%
                                                        1.05% EV***         6,168     7.486242         46,175      -26.58%
                                                        1.10% EV***        52,731     7.470083        393,905      -26.61%
                                                        1.15% EV***        13,917     7.453971        103,737      -26.65%
                                                        1.20% EV***         9,056     7.437874         67,357      -26.69%
                                                        1.25% EV***         4,706     6.044522         28,446      -26.73%
                                                        1.30% EV***         2,319     6.032353         13,989      -26.76%
                                                        1.35% EV***         1,427     6.020200          8,591      -26.80%
                                                        1.40% EV***        19,231     6.008057        115,541      -26.84%
                                                        1.45% EV***         4,553     5.995939         27,300      -26.87%
                                                        1.50% EV***         4,244     5.983850         25,395      -26.91%
                                                        1.55% EV***        36,972     5.971770        220,788      -26.95%
                                                        1.60% EV***         5,324     5.959704         31,729      -26.99%
                                                        1.65% EV***         1,972     5.947647         11,729      -27.02%
                                                        1.70% EV***        18,444     5.935635        109,477      -27.06%
                                                        1.75% EV***           238     5.923612          1,410      -27.10%
                                                        1.80% EV***            79     5.911631            467      -27.14%
                                                        1.85% EV***        32,205     5.899651        189,998      -27.17%
                                                        1.90% EV***           111     5.887693            654      -27.21%
                                                        1.95% EV***        68,404     5.875762        401,926      -27.25%
                                                        2.05% EV***           805     5.851939          4,711      -27.32%
                                                        2.10% EV***         7,038     5.840058         41,102      -27.36%
                                                        2.20% EV***           318     5.816342          1,850      -27.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ....................................    0.95%              13,684     5.26             71,975      -16.73%
                                                        0.95%           9,544,524     5.263552     50,238,098      -16.73%
                                                        1.00%           4,273,166     5.255761     22,458,739      -16.77%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             608,515     5.247979      3,193,474      -16.81%
                                                        1.10%              47,496     5.24            248,877      -16.85%
                                                        1.10%           1,368,347     5.240220      7,170,439      -16.85%
                                                        1.15%              26,405     5.23            138,098      -16.90%
                                                        1.15%             634,857     5.232452      3,321,859      -16.90%
                                                        1.20%               7,286     5.22             38,032      -16.94%
                                                        1.20%           5,872,123     5.224689     30,680,016      -16.94%
                                                        1.25%               7,766     5.22             40,540      -16.98%
                                                        1.25%             557,497     5.216955      2,908,437      -16.98%
                                                        1.30%               1,277     5.21              6,652      -17.02%
                                                        1.30%           1,575,071     5.209227      8,204,902      -17.02%
                                                        1.35%                  82     5.20                428      -17.06%
                                                        1.35%             698,632     5.201491      3,633,928      -17.06%
                                                        1.40%             600,928     5.193752      3,121,071      -17.11%
                                                        1.45%              99,651     5.186035        516,794      -17.15%
                                                        1.50%             472,113     5.178331      2,444,757      -17.19%
                                                        1.55%             134,973     5.170642        697,897      -17.23%
                                                        1.60%             171,907     5.162942        887,546      -17.27%
                                                        1.65%             360,134     5.155250      1,856,581      -17.32%
                                                        1.70%              56,566     5.147573        291,178      -17.36%
                                                        1.75%             107,853     5.139904        554,354      -17.40%
                                                        1.80%             121,322     5.132236        622,653      -17.44%
                                                        1.85%              13,342     5.124576         68,372      -17.49%
                                                        1.90%                 785     5.116941          4,017      -17.53%
                                                        1.95%               1,932     5.109290          9,871      -17.57%
                                                        2.00%                 612     5.101659          3,122      -17.61%
                                                        2.05%              26,902     5.094038        137,040      -17.65%
                                                        2.10%                  14     5.086420             71      -17.70%
                                                        2.20%              20,047     5.071211        101,663      -17.78%
                                                        2.25%               1,426     5.063604          7,221      -17.82%
                                                        0.95% EV***     4,682,593     8.017982     37,544,946      -17.18%
                                                        1.00% EV***     2,969,614     8.001982     23,762,798      -17.22%
                                                        1.05% EV***       332,786     7.985981      2,657,623      -17.26%
                                                        1.10% EV***     1,097,496     7.970017      8,747,062      -17.30%
                                                        1.15% EV***       332,420     7.954081      2,644,096      -17.34%
                                                        1.20% EV***       317,383     7.938161      2,519,437      -17.39%
                                                        1.25% EV***       198,079     7.922249      1,569,231      -17.43%
                                                        1.30% EV***        34,709     7.906383        274,423      -17.47%
                                                        1.35% EV***        56,881     7.890536        448,822      -17.51%
                                                        1.40% EV***       229,718     7.874719      1,808,965      -17.55%
                                                        1.45% EV***        60,771     7.858908        477,594      -17.60%
                                                        1.50% EV***        93,498     7.843125        733,317      -17.64%
                                                        1.55% EV***        76,116     7.827375        595,788      -17.68%
                                                        1.60% EV***        42,651     7.811657        333,175      -17.72%
                                                        1.65% EV***        15,824     7.795947        123,363      -17.77%
                                                        1.70% EV***        19,207     7.780246        149,435      -17.81%
                                                        1.75% EV***         3,701     7.764591         28,737      -17.85%
                                                        1.80% EV***         6,170     7.748951         47,811      -17.89%
                                                        1.85% EV***           349     7.733341          2,699      -17.93%
                                                        1.90% EV***           243     7.717732          1,875      -17.98%
                                                        1.95% EV***         1,143     7.702188          8,804      -18.02%
                                                        2.00% EV***            42     7.686629            323      -18.06%
                                                        2.05% EV***         2,989     7.671118         22,929      -18.10%
                                                        2.15% EV***         4,052     7.640152         30,958      -18.19%
                                                        2.25% EV***           987     7.609285          7,510      -18.27%

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ....................................    0.95%             308,974     7.109777      2,196,736      -28.90% 5/1/02
                                                        1.00%             119,870     7.107364        851,960      -28.93% 5/1/02
                                                        1.05%              22,482     7.104956        159,734      -28.95% 5/1/02
                                                        1.10%              74,014     7.102551        525,688      -28.97% 5/1/02
                                                        1.15%              29,715     7.100137        210,981      -29.00% 5/1/02
                                                        1.20%             140,517     7.097740        997,353      -29.02% 5/1/02
                                                        1.25%              39,938     7.095326        283,373      -29.05% 5/1/02


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              44,291     7.092920        314,153      -29.07% 5/1/02
                                                        1.35%              35,940     7.090507        254,833      -29.09% 5/1/02
                                                        1.40%              50,722     7.088099        359,523      -29.12% 5/1/02
                                                        1.45%               5,196     7.085688         36,817      -29.14% 5/1/02
                                                        1.50%              11,532     7.083279         81,684      -29.17% 5/1/02
                                                        1.55%               4,212     7.080856         29,825      -29.19% 5/1/02
                                                        1.60%               5,726     7.078454         40,531      -29.22% 5/1/02
                                                        1.65%              34,616     7.076041        244,944      -29.24% 5/1/02
                                                        1.70%                   3     7.073630             21      -29.26% 5/1/02
                                                        1.75%               2,104     7.071217         14,878      -29.29% 5/1/02
                                                        1.80%               6,385     7.068798         45,134      -29.31% 5/1/02
                                                        1.85%               1,542     7.066388         10,896      -29.34% 5/1/02
                                                        1.90%                 631     7.063972          4,457      -29.36% 5/1/02
                                                        2.05%               7,432     7.056728         52,446      -29.43% 5/1/02
                                                        2.20%                 656     7.049473          4,624      -29.51% 5/1/02
                                                        2.25%                 161     7.047062          1,135      -29.53% 5/1/02
                                                        0.95% EV***       276,884     7.082597      1,961,058      -29.17% 5/1/02
                                                        1.00% EV***       122,641     7.080193        868,322      -29.20% 5/1/02
                                                        1.05% EV***         9,793     7.077789         69,313      -29.22% 5/1/02
                                                        1.10% EV***        95,323     7.075388        674,447      -29.25% 5/1/02
                                                        1.15% EV***        25,330     7.072986        179,159      -29.27% 5/1/02
                                                        1.20% EV***        23,634     7.070584        167,106      -29.29% 5/1/02
                                                        1.25% EV***        33,360     7.068177        235,794      -29.32% 5/1/02
                                                        1.30% EV***           735     7.065780          5,193      -29.34% 5/1/02
                                                        1.35% EV***        11,044     7.063364         78,008      -29.37% 5/1/02
                                                        1.40% EV***        57,550     7.060961        406,358      -29.39% 5/1/02
                                                        1.45% EV***         1,863     7.058543         13,150      -29.41% 5/1/02
                                                        1.50% EV***            86     7.056148            607      -29.44% 5/1/02
                                                        1.55% EV***         5,232     7.053737         36,905      -29.46% 5/1/02
                                                        1.60% EV***         3,885     7.051332         27,394      -29.49% 5/1/02
                                                        1.65% EV***           667     7.048931          4,702      -29.51% 5/1/02
                                                        1.70% EV***           573     7.046514          4,038      -29.53% 5/1/02
                                                        1.80% EV***           686     7.041702          4,831      -29.58% 5/1/02
                                                        1.85% EV***         4,587     7.039290         32,289      -29.61% 5/1/02
                                                        1.90% EV***            10     7.036878             70      -29.63% 5/1/02
                                                        1.95% EV***            28     7.034472            197      -29.66% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ....................................    0.95%              19,740     2.37             46,784      -41.49%
                                                        0.95%           5,465,944     2.369918     12,953,839      -41.49%
                                                        1.00%                 337     2.37                799      -41.52%
                                                        1.00%           2,865,077     2.366402      6,779,924      -41.52%
                                                        1.05%             353,799     2.362906        835,994      -41.55%
                                                        1.10%              85,610     2.36            202,039      -41.58%
                                                        1.10%             581,548     2.359397      1,372,103      -41.58%
                                                        1.15%              60,273     2.36            142,244      -41.61%
                                                        1.15%             281,644     2.355896        663,524      -41.61%
                                                        1.20%              24,124     2.35             56,692      -41.64%
                                                        1.20%           3,013,604     2.352398      7,089,196      -41.64%
                                                        1.25%              10,426     2.35             24,502      -41.67%
                                                        1.25%             364,605     2.348897        856,420      -41.67%
                                                        1.30%                 974     2.35              2,290      -41.70%
                                                        1.30%             563,598     2.345410      1,321,868      -41.70%
                                                        1.35%             254,736     2.341922        596,572      -41.73%
                                                        1.40%             233,900     2.338439        546,961      -41.76%
                                                        1.45%              67,168     2.334963        156,835      -41.79%
                                                        1.50%             221,501     2.331479        516,425      -41.82%
                                                        1.55%              27,979     2.328014         65,136      -41.85%
                                                        1.60%              31,089     2.324540         72,268      -41.88%
                                                        1.65%             152,039     2.321074        352,894      -41.91%
                                                        1.70%              10,778     2.317610         24,979      -41.94%
                                                        1.75%              12,768     2.314154         29,547      -41.97%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%              33,008     2.310691         76,271      -42.00%
                                                        1.85%               3,809     2.307249          8,788      -42.03%
                                                        1.90%               4,504     2.303786         10,376      -42.06%
                                                        1.95%               2,909     2.300349          6,692      -42.09%
                                                        2.00%                 266     2.296907            611      -42.12%
                                                        2.05%              17,808     2.293462         40,842      -42.15%
                                                        2.20%              11,483     2.283163         26,218      -42.23%
                                                        0.95% EV***     4,189,275     2.322010      9,727,538      -41.91%
                                                        1.00% EV***     2,791,902     2.318519      6,473,078      -41.94%
                                                        1.05% EV***       397,116     2.315033        919,337      -41.97%
                                                        1.10% EV***       820,353     2.311556      1,896,292      -42.00%
                                                        1.15% EV***       305,242     2.308073        704,521      -42.03%
                                                        1.20% EV***       263,490     2.304585        607,235      -42.06%
                                                        1.25% EV***       116,756     2.301120        268,670      -42.09%
                                                        1.30% EV***        12,492     2.297647         28,702      -42.12%
                                                        1.35% EV***        26,391     2.294180         60,546      -42.15%
                                                        1.40% EV***       158,404     2.290722        362,860      -42.18%
                                                        1.45% EV***        49,136     2.287252        112,386      -42.21%
                                                        1.50% EV***        39,700     2.283794         90,667      -42.24%
                                                        1.55% EV***        48,749     2.280342        111,164      -42.27%
                                                        1.60% EV***        45,061     2.276896        102,599      -42.30%
                                                        1.65% EV***        18,078     2.273451         41,099      -42.33%
                                                        1.70% EV***         7,286     2.270007         16,539      -42.35%
                                                        1.75% EV***         4,734     2.266565         10,730      -42.38%
                                                        1.80% EV***           956     2.263130          2,164      -42.41%
                                                        1.85% EV***           244     2.259699            551      -42.44%
                                                        1.90% EV***           287     2.256269            648      -42.47%
                                                        1.95% EV***            43     2.252838             97      -42.50%
                                                        2.00% EV***            66     2.249421            148      -42.53%

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ....................................    0.95%             824,343     7.758658      6,395,795      -22.41% 5/1/02
                                                        1.00%             258,999     7.756034      2,008,805      -22.44% 5/1/02
                                                        1.05%              90,496     7.753412        701,653      -22.47% 5/1/02
                                                        1.10%             260,812     7.750784      2,021,497      -22.49% 5/1/02
                                                        1.15%             106,606     7.748155        826,000      -22.52% 5/1/02
                                                        1.20%             561,155     7.745526      4,346,441      -22.54% 5/1/02
                                                        1.25%              82,874     7.742909        641,686      -22.57% 5/1/02
                                                        1.30%             108,144     7.740287        837,066      -22.60% 5/1/02
                                                        1.35%             122,502     7.737652        947,878      -22.62% 5/1/02
                                                        1.40%              90,642     7.735029        701,118      -22.65% 5/1/02
                                                        1.45%              22,549     7.732399        174,358      -22.68% 5/1/02
                                                        1.50%              50,803     7.729765        392,695      -22.70% 5/1/02
                                                        1.55%              15,994     7.727134        123,588      -22.73% 5/1/02
                                                        1.60%              50,438     7.724506        389,609      -22.75% 5/1/02
                                                        1.65%              48,893     7.721869        377,545      -22.78% 5/1/02
                                                        1.70%               2,467     7.719236         19,043      -22.81% 5/1/02
                                                        1.75%              34,822     7.716615        268,708      -22.83% 5/1/02
                                                        1.80%              10,353     7.713978         79,863      -22.86% 5/1/02
                                                        1.85%               4,648     7.711350         35,842      -22.89% 5/1/02
                                                        1.90%               1,113     7.708715          8,580      -22.91% 5/1/02
                                                        1.95%                 532     7.706084          4,100      -22.94% 5/1/02
                                                        2.05%               7,959     7.700818         61,291      -22.99% 5/1/02
                                                        2.15%                   5     7.695550             38      -23.04% 5/1/02
                                                        2.20%                 533     7.692915          4,100      -23.07% 5/1/02
                                                        0.95% EV***       489,914     7.730652      3,787,355      -22.69% 5/1/02
                                                        1.00% EV***       253,276     7.728034      1,957,326      -22.72% 5/1/02
                                                        1.05% EV***        14,960     7.725414        115,572      -22.75% 5/1/02
                                                        1.10% EV***       143,382     7.722792      1,107,309      -22.77% 5/1/02
                                                        1.15% EV***        74,973     7.720162        578,804      -22.80% 5/1/02
                                                        1.20% EV***        44,921     7.717543        346,680      -22.82% 5/1/02
                                                        1.25% EV***        69,664     7.714929        537,453      -22.85% 5/1/02
                                                        1.30% EV***         7,244     7.712299         55,868      -22.88% 5/1/02
                                                        1.35% EV***        13,789     7.709677        106,309      -22.90% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.40% EV***        31,323     7.707058        241,408      -22.93% 5/1/02
                                                        1.45% EV***        17,373     7.704435        133,849      -22.96% 5/1/02
                                                        1.50% EV***         3,889     7.701805         29,952      -22.98% 5/1/02
                                                        1.55% EV***        14,747     7.699181        113,540      -23.01% 5/1/02
                                                        1.60% EV***        10,950     7.696560         84,277      -23.03% 5/1/02
                                                        1.65% EV***         2,245     7.693934         17,273      -23.06% 5/1/02
                                                        1.75% EV***            44     7.688684            338      -23.11% 5/1/02
                                                        1.80% EV***           548     7.686050          4,212      -23.14% 5/1/02
                                                        2.05% EV***           147     7.672907          1,128      -23.27% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
           2002 ....................................    0.95%              43,764     4.57            200,003      -26.46%
                                                        0.95%           6,343,195     4.573528     29,010,780      -26.46%
                                                        1.00%               9,798     4.57             44,776      -26.50%
                                                        1.00%           2,880,999     4.566775     13,156,874      -26.50%
                                                        1.05%             333,631     4.560019      1,521,364      -26.54%
                                                        1.10%             130,376     4.55            593,213      -26.58%
                                                        1.10%             856,785     4.553254      3,901,160      -26.58%
                                                        1.15%              83,011     4.55            377,699      -26.61%
                                                        1.15%             391,980     4.546506      1,782,139      -26.61%
                                                        1.20%              16,219     4.54             73,633      -26.65%
                                                        1.20%           4,064,434     4.539769     18,451,591      -26.65%
                                                        1.25%              11,573     4.53             52,425      -26.69%
                                                        1.25%             299,462     4.533041      1,357,474      -26.69%
                                                        1.30%               1,604     4.53              7,265      -26.72%
                                                        1.30%             683,499     4.526318      3,093,734      -26.72%
                                                        1.35%             288,593     4.519598      1,304,324      -26.76%
                                                        1.40%             240,932     4.512894      1,087,301      -26.80%
                                                        1.45%              53,086     4.506173        239,215      -26.84%
                                                        1.50%             299,181     4.499478      1,346,158      -26.87%
                                                        1.55%              53,746     4.492787        241,469      -26.91%
                                                        1.60%              45,097     4.486092        202,309      -26.95%
                                                        1.65%             132,497     4.479412        593,509      -26.98%
                                                        1.70%              25,535     4.472745        114,212      -27.02%
                                                        1.75%              27,962     4.466078        124,880      -27.06%
                                                        1.80%              84,758     4.459429        377,972      -27.10%
                                                        1.85%              15,692     4.452769         69,873      -27.13%
                                                        1.90%                 253     4.446112          1,125      -27.17%
                                                        2.20%              19,052     4.406372         83,950      -27.39%
                                                        2.25%               5,925     4.399755         26,069      -27.43%
                                                        0.95% EV***     2,483,976     7.952603     19,754,075      -26.89%
                                                        1.00% EV***     1,676,733     7.936722     13,307,764      -26.93%
                                                        1.05% EV***       230,086     7.920857      1,822,478      -26.96%
                                                        1.10% EV***       454,684     7.905013      3,594,283      -27.00%
                                                        1.15% EV***       178,438     7.889206      1,407,734      -27.04%
                                                        1.20% EV***       145,335     7.873409      1,144,282      -27.07%
                                                        1.25% EV***        88,717     7.857644        697,107      -27.11%
                                                        1.30% EV***        22,435     7.841906        175,933      -27.15%
                                                        1.35% EV***        33,990     7.826184        266,012      -27.19%
                                                        1.40% EV***        86,168     7.810484        673,014      -27.22%
                                                        1.45% EV***        20,806     7.794812        162,179      -27.26%
                                                        1.50% EV***        24,958     7.779167        194,152      -27.30%
                                                        1.55% EV***        48,093     7.763530        373,371      -27.33%
                                                        1.60% EV***        21,809     7.747938        168,975      -27.37%
                                                        1.65% EV***        10,240     7.732362         79,179      -27.41%
                                                        1.70% EV***         2,872     7.716795         22,163      -27.45%
                                                        1.75% EV***         2,557     7.701280         19,692      -27.48%
                                                        1.80% EV***         2,449     7.685776         18,822      -27.52%
                                                        1.85% EV***           611     7.670288          4,687      -27.56%
                                                        1.90% EV***           130     7.654827            995      -27.60%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***            23     7.639395            176      -27.63%
                                                        2.00% EV***            36     7.623969            274      -27.67%
                                                        2.05% EV***           312     7.608565          2,374      -27.71%

     MFS(R)VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    1.50%              33,028     7.095730        234,358      -29.04% 5/1/02
                                                        1.60%              12,944     7.090900         91,785      -29.09% 5/1/02
                                                        1.65%              23,370     7.088490        165,658      -29.12% 5/1/02
                                                        1.75%               8,482     7.083647         60,083      -29.16% 5/1/02
                                                        1.80%              11,978     7.081227         84,819      -29.19% 5/1/02
                                                        1.90%               3,797     7.076398         26,869      -29.24% 5/1/02
                                                        1.95%              26,351     7.073985        186,407      -29.26% 5/1/02
                                                        2.00%               7,576     7.071563         53,574      -29.28% 5/1/02
                                                        2.05%              18,475     7.069146        130,602      -29.31% 5/1/02
                                                        2.10%              22,049     7.066726        155,814      -29.33% 5/1/02
                                                        2.15%                 430     7.064298          3,038      -29.36% 5/1/02
                                                        2.20%               6,800     7.061880         48,021      -29.38% 5/1/02
                                                        2.45%               2,336     7.049775         16,468      -29.50% 5/1/02
                                                        2.50%               4,943     7.047349         34,835      -29.53% 5/1/02
                                                        2.60%               4,542     7.042502         31,987      -29.57% 5/1/02

     MFS(R)VIT - New Discovery Series - Service Class
           2002 ....................................    1.50%               6,036     7.467590         45,074      -25.32% 5/1/02
                                                        1.60%                 947     7.462500          7,067      -25.38% 5/1/02
                                                        1.65%              12,945     7.459964         96,569      -25.40% 5/1/02
                                                        1.75%                 966     7.454879          7,201      -25.45% 5/1/02
                                                        1.80%               2,612     7.452336         19,466      -25.48% 5/1/02
                                                        1.90%               2,381     7.447255         17,732      -25.53% 5/1/02
                                                        1.95%               9,001     7.444702         67,010      -25.55% 5/1/02
                                                        2.05%               2,381     7.439624         17,714      -25.60% 5/1/02
                                                        2.10%               2,688     7.437071         19,991      -25.63% 5/1/02
                                                        2.20%               9,602     7.431983         71,362      -25.68% 5/1/02
                                                        2.50%               5,472     7.416705         40,584      -25.83% 5/1/02

     MFS(R) VIT - Value Series - Service Class
           2002 ....................................    1.50%              21,048     8.316953        175,055      -16.83% 5/1/02
                                                        1.60%               7,966     8.311294         66,208      -16.89% 5/1/02
                                                        1.65%              26,137     8.308471        217,159      -16.92% 5/1/02
                                                        1.75%              16,845     8.302808        139,861      -16.97% 5/1/02
                                                        1.80%                 422     8.299980          3,503      -17.00% 5/1/02
                                                        1.90%               4,041     8.294320         33,517      -17.06% 5/1/02
                                                        1.95%              14,131     8.291483        117,167      -17.09% 5/1/02
                                                        2.00%               3,747     8.288647         31,058      -17.11% 5/1/02
                                                        2.05%              12,855     8.285818        106,514      -17.14% 5/1/02
                                                        2.10%              10,755     8.282982         89,083      -17.17% 5/1/02
                                                        2.15%                 822     8.280156          6,806      -17.20% 5/1/02
                                                        2.20%               4,788     8.277320         39,632      -17.23% 5/1/02
                                                        2.45%               1,486     8.263142         12,279      -17.37% 5/1/02
                                                        2.50%                 285     8.260300          2,354      -17.40% 5/1/02
                                                        2.60%               1,440     8.254632         11,887      -17.45% 5/1/02

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ....................................    1.50%               4,932     9.820202         48,433       -1.80% 5/1/02
                                                        1.60%               2,999     9.813529         29,431       -1.86% 5/1/02
                                                        1.65%               1,527     9.810192         14,980       -1.90% 5/1/02
                                                        1.75%               1,228     9.803520         12,039       -1.96% 5/1/02
                                                        1.95%               4,082     9.790165         39,963       -2.10% 5/1/02
                                                        2.00%               1,408     9.786827         13,780       -2.13% 5/1/02
                                                        2.05%               8,429     9.783484         82,465       -2.17% 5/1/02
                                                        2.10%               2,285     9.780134         22,348       -2.20% 5/1/02
                                                        2.20%               4,787     9.773460         46,786       -2.27% 5/1/02
                                                        2.45%                 919     9.756729          8,966       -2.43% 5/1/02
                                                        2.50%               1,184     9.753383         11,548       -2.47% 5/1/02
                                                        2.60%                 104     9.746695          1,014       -2.53% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ....................................    1.50%               1,012    10.879504         11,010        8.80% 5/1/02
                                                        1.65%                 394    10.868422          4,282        8.68% 5/1/02
                                                        1.75%               2,738    10.861027         29,737        8.61% 5/1/02
                                                        2.05%               1,958    10.838849         21,222        8.39% 5/1/02
                                                        2.10%                 960    10.835149         10,402        8.35% 5/1/02
                                                        2.15%               1,398    10.831452         15,142        8.31% 5/1/02
                                                        2.20%                 128    10.827752          1,386        8.28% 5/1/02
                                                        2.35%               2,261    10.816640         24,456        8.17% 5/1/02
                                                        2.60%                 125    10.798121          1,350        7.98% 5/1/02

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ....................................    0.95%              32,878    11.10            364,944      -27.15%
                                                        0.95%           2,518,130    11.102807     27,958,311      -27.15%
                                                        1.00%               5,133    11.07             56,819      -27.18%
                                                        1.00%           1,176,180    11.073941     13,024,948      -27.18%
                                                        1.05%                 283    11.05              3,132      -27.22%
                                                        1.05%             267,323    11.045123      2,952,615      -27.22%
                                                        1.10%              57,876    10.38            600,754      -27.26%
                                                        1.10%             291,145    10.381389      3,022,490      -27.26%
                                                        1.15%              15,616    10.36            161,777      -27.30%
                                                        1.15%             162,980    10.359099      1,688,326      -27.30%
                                                        1.20%                 832     9.87              8,215      -27.33%
                                                        1.20%             926,974     9.874844      9,153,724      -27.33%
                                                        1.25%                 440     9.85              4,337      -27.37%
                                                        1.25%             104,095     9.853218      1,025,671      -27.37%
                                                        1.30%                 808     9.83              7,946      -27.41%
                                                        1.30%             240,776     9.831629      2,367,220      -27.41%
                                                        1.35%                 424    10.27              4,350      -27.44%
                                                        1.35%             224,959    10.270302      2,310,397      -27.44%
                                                        1.40%             152,447    10.248188      1,562,306      -27.48%
                                                        1.45%              29,033    10.226131        296,895      -27.52%
                                                        1.50%              78,084    10.204085        796,776      -27.55%
                                                        1.55%              34,833    10.182084        354,673      -27.59%
                                                        1.60%              72,064    10.160128        732,179      -27.63%
                                                        1.65%              52,476    10.138201        532,012      -27.66%
                                                        1.70%                 631     6.936818          4,377      -27.70%
                                                        1.75%              59,708     6.923899        413,412      -27.74%
                                                        1.80%              36,156     6.910990        249,874      -27.77%
                                                        1.85%               4,581     6.898096         31,600      -27.81%
                                                        1.90%               3,519     6.885223         24,229      -27.85%
                                                        2.00%                   7     6.859526             48      -27.92%
                                                        2.05%               4,282     6.846694         29,318      -27.96%
                                                        2.15%                 172     6.821108          1,173      -28.03%
                                                        2.20%               3,341     6.808334         22,747      -28.07%
                                                        2.25%               4,662     6.979055         32,536      -28.11%
                                                        0.95% EV***       730,024    10.244666      7,478,852      -27.54%
                                                        1.00% EV***       350,764    10.222595      3,585,718      -27.57%
                                                        1.05% EV***        32,603    10.200575        332,569      -27.61%
                                                        1.10% EV***       340,585    10.178604      3,466,680      -27.65%
                                                        1.15% EV***       115,319    10.156640      1,171,254      -27.69%
                                                        1.20% EV***        50,504    10.134733        511,845      -27.72%
                                                        1.25% EV***        81,449     7.579940        617,379      -27.76%
                                                        1.30% EV***        16,628     7.564677        125,785      -27.80%
                                                        1.35% EV***        11,616     7.549449         87,694      -27.83%
                                                        1.40% EV***       110,441     7.534227        832,088      -27.87%
                                                        1.45% EV***        17,168     7.519055        129,087      -27.91%
                                                        1.50% EV***        24,052     7.503902        180,484      -27.94%
                                                        1.55% EV***        73,342     7.488746        549,240      -27.98%
                                                        1.60% EV***        44,318     7.473630        331,216      -28.02%
                                                        1.65% EV***         4,685     7.458541         34,943      -28.05%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***         8,816     7.443458         65,622      -28.09%
                                                        1.75% EV***         4,303     7.428423         31,965      -28.13%
                                                        1.80% EV***           299     7.413387          2,217      -28.16%
                                                        1.85% EV***         1,800     7.398403         13,317      -28.20%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ....................................    0.95%              67,880    11.78            799,629      -30.01%
                                                        0.95%           3,515,602    11.783165     41,424,918      -30.01%
                                                        1.00%               6,033    11.75             70,893      -30.05%
                                                        1.00%           1,713,408    11.752488     20,136,807      -30.05%
                                                        1.05%               1,161    11.72             13,604      -30.08%
                                                        1.05%             293,106    11.721882      3,435,754      -30.08%
                                                        1.10%             108,456    10.21          1,107,331      -30.12%
                                                        1.10%             562,638    10.212487      5,745,933      -30.12%
                                                        1.15%              20,433    10.19            208,208      -30.15%
                                                        1.15%             258,626    10.190559      2,635,544      -30.15%
                                                        1.20%               1,929     9.90             19,098      -30.19%
                                                        1.20%           1,710,441     9.900112     16,933,557      -30.19%
                                                        1.25%               2,182     9.88             21,554      -30.22%
                                                        1.25%             174,370     9.878424      1,722,501      -30.22%
                                                        1.30%               3,646     9.86             35,945      -30.26%
                                                        1.30%             320,322     9.856745      3,157,332      -30.26%
                                                        1.35%                  37    10.10                369      -30.30%
                                                        1.35%             226,117    10.103131      2,284,490      -30.30%
                                                        1.40%             250,934    10.081358      2,529,755      -30.33%
                                                        1.45%              25,679    10.059629        258,321      -30.37%
                                                        1.50%             104,979    10.037926      1,053,771      -30.40%
                                                        1.55%              26,874    10.016277        269,177      -30.44%
                                                        1.60%              91,831     9.994652        917,819      -30.47%
                                                        1.65%             122,526     9.973058      1,221,959      -30.51%
                                                        1.70%              29,290     7.143412        209,231      -30.54%
                                                        1.75%              55,099     7.130099        392,861      -30.58%
                                                        1.80%              45,518     7.116796        323,942      -30.61%
                                                        1.85%               8,168     7.103509         58,021      -30.65%
                                                        1.90%               8,907     7.090239         63,153      -30.68%
                                                        1.95%               1,777     7.076993         12,576      -30.72%
                                                        2.00%                 310     7.063746          2,190      -30.76%
                                                        2.05%              10,718     7.050541         75,568      -30.79%
                                                        2.10%               1,335     7.037336          9,395      -30.83%
                                                        2.15%                  18     7.024147            126      -30.86%
                                                        2.20%              12,077     7.010993         84,672      -30.90%
                                                        2.25%                 557     4.207526          2,344      -30.93%
                                                        0.95% EV***     1,638,090    10.063416     16,484,781      -30.42%
                                                        1.00% EV***     1,151,477    10.041738     11,562,830      -30.46%
                                                        1.05% EV***        82,316    10.020064        824,812      -30.49%
                                                        1.10% EV***       559,574     9.998449      5,594,872      -30.53%
                                                        1.15% EV***       158,775     9.976864      1,584,077      -30.56%
                                                        1.20% EV***        97,902     9.955324        974,646      -30.60%
                                                        1.25% EV***       111,310     7.015703        780,918      -30.64%
                                                        1.30% EV***        45,357     7.001571        317,570      -30.67%
                                                        1.35% EV***        35,074     6.987462        245,078      -30.71%
                                                        1.40% EV***       147,457     6.973348      1,028,269      -30.74%
                                                        1.45% EV***        29,676     6.959280        206,524      -30.78%
                                                        1.50% EV***        28,386     6.945227        197,147      -30.81%
                                                        1.55% EV***        47,759     6.931211        331,028      -30.85%
                                                        1.60% EV***        35,478     6.917195        245,408      -30.88%
                                                        1.65% EV***        12,187     6.903196         84,129      -30.92%
                                                        1.70% EV***        10,899     6.889235         75,086      -30.95%
                                                        1.75% EV***        13,081     6.875286         89,936      -30.99%
                                                        1.80% EV***         1,936     6.861345         13,284      -31.03%
                                                        1.85% EV***         7,923     6.847457         54,252      -31.06%
                                                        1.90% EV***           115     6.833568            786      -31.10%
                                                        1.95% EV***            50     6.819702            341      -31.13%
                                                        2.20% EV***            20     6.750702            135      -31.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ....................................    0.95%              18,372     8.02            147,341      -24.86%
                                                        0.95%           4,122,415     8.023166     33,074,820      -24.86%
                                                        1.00%               3,182     8.00             25,453      -24.90%
                                                        1.00%           2,421,685     8.002299     19,379,047      -24.90%
                                                        1.05%               1,459     7.98             11,644      -24.94%
                                                        1.05%             447,473     7.981445      3,571,481      -24.94%
                                                        1.10%              22,718     9.04            205,373      -24.98%
                                                        1.10%             226,150     9.041691      2,044,778      -24.98%
                                                        1.15%               7,967     9.02             71,864      -25.02%
                                                        1.15%              74,092     9.022270        668,478      -25.02%
                                                        1.20%                  32     8.98                285      -25.05%
                                                        1.20%             757,688     8.977079      6,801,825      -25.05%
                                                        1.25%                 139     8.96              1,248      -25.09%
                                                        1.25%              54,843     8.957418        491,252      -25.09%
                                                        1.30%                  21     8.94                185      -25.13%
                                                        1.30%             101,638     8.937773        908,417      -25.13%
                                                        1.35%               1,046     8.94              9,353      -25.17%
                                                        1.35%             145,764     8.944911      1,303,846      -25.17%
                                                        1.40%             95,497      8.925645        852,372      -25.21%
                                                        1.45%               8,187     8.906424         72,917      -25.24%
                                                        1.50%              27,425     8.887227        243,732      -25.28%
                                                        1.55%              12,495     8.868057        110,806      -25.32%
                                                        1.60%              30,387     8.848923        268,892      -25.36%
                                                        1.65%              45,751     8.829813        403,973      -25.40%
                                                        1.70%                 713     6.701201          4,778      -25.43%
                                                        1.75%              20,084     6.688692        134,336      -25.47%
                                                        1.80%              14,903     6.676227         99,496      -25.51%
                                                        1.85%               6,535     6.663773         43,548      -25.55%
                                                        2.00%                  74     6.626511            490      -25.66%
                                                        2.05%               7,800     6.614111         51,590      -25.70%
                                                        2.10%                   7     6.601750             46      -25.74%
                                                        2.20%               2,603     6.577049         17,120      -25.81%
                                                        0.95% EV***       435,558     8.921353      3,885,767      -25.25%
                                                        1.00% EV***       290,970     8.902173      2,590,265      -25.29%
                                                        1.05% EV***        23,094     8.882971        205,143      -25.33%
                                                        1.10% EV***       231,131     8.863819      2,048,703      -25.37%
                                                        1.15% EV***        51,005     8.844718        451,125      -25.41%
                                                        1.20% EV***        22,333     8.825632        197,103      -25.44%
                                                        1.25% EV***        25,488     7.404078        188,715      -25.48%
                                                        1.30% EV***         9,949     7.389162         73,515      -25.52%
                                                        1.35% EV***         8,978     7.374271         66,206      -25.56%
                                                        1.40% EV***        17,626     7.359404        129,717      -25.60%
                                                        1.45% EV***         2,582     7.344584         18,964      -25.63%
                                                        1.50% EV***           901     7.329759          6,604      -25.67%
                                                        1.55% EV***         4,544     7.314976         33,239      -25.71%
                                                        1.60% EV***        21,827     7.300209        159,342      -25.75%
                                                        1.65% EV***         5,400     7.285467         39,342      -25.79%
                                                        1.70% EV***         5,669     7.270734         41,218      -25.82%
                                                        1.75% EV***         1,924     7.256030         13,961      -25.86%
                                                        1.80% EV***            88     7.241350            637      -25.90%
                                                        1.85% EV***             8     7.226689             58      -25.94%
                                                        1.90% EV***           118     7.212061            851      -25.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ....................................    0.95%           6,314,119     8.260023     52,154,768      -28.48%
                                                        0.95%              94,896     8.26            783,837      -28.48%
                                                        1.00%           3,129,276     8.238513     25,780,581      -28.51%
                                                        1.00%               8,088     8.24             66,646      -28.51%
                                                        1.05%             491,993     8.217057      4,042,735      -28.55%
                                                        1.10%             784,225    10.207958      8,005,336      -28.59%

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%             181,249    10.21          1,850,549      -28.59%
                                                        1.15%             257,897    10.186018      2,626,943      -28.62%
                                                        1.15%              70,764    10.19            721,089      -28.62%
                                                        1.20%           1,610,948     9.989064     16,091,863      -28.66%
                                                        1.20%               8,229     9.99             82,205      -28.66%
                                                        1.25%             256,141     9.967175      2,553,002      -28.69%
                                                        1.25%               2,317     9.97             23,096      -28.69%
                                                        1.30%             361,603     9.945321      3,596,258      -28.73%
                                                        1.30%               3,815     9.95             37,961      -28.73%
                                                        1.35%             215,922    10.098682      2,180,528      -28.77%
                                                        1.40%             201,695    10.076931      2,032,467      -28.80%
                                                        1.45%              43,151    10.055227        433,893      -28.84%
                                                        1.50%             125,300    10.033548      1,257,204      -28.88%
                                                        1.55%              39,786    10.011907        398,334      -28.91%
                                                        1.60%              54,875     9.990303        548,218      -28.95%
                                                        1.65%             119,536     9.968740      1,191,623      -28.98%
                                                        1.70%              27,240     6.724059        183,163      -29.02%
                                                        1.75%              28,810     6.711524        193,359      -29.06%
                                                        1.80%              55,896     6.699002        374,447      -29.09%
                                                        1.85%               3,976     6.686490         26,585      -29.13%
                                                        1.90%               7,132     6.674005         47,599      -29.17%
                                                        1.95%                 880     6.661537          5,862      -29.20%
                                                        2.05%               4,895     6.636658         32,486      -29.27%
                                                        2.10%                 220     6.624244          1,457      -29.31%
                                                        2.20%              10,602     6.599464         69,968      -29.38%
                                                        0.95% EV***     1,773,223    10.052284     17,824,941      -28.91%
                                                        1.00% EV***     1,212,560    10.030621     12,162,730      -28.95%
                                                        1.05% EV***       116,830    10.009004      1,169,352      -28.98%
                                                        1.10% EV***       438,426     9.987404      4,378,738      -29.02%
                                                        1.15% EV***       129,223     9.965847      1,287,817      -29.06%
                                                        1.20% EV***       117,153     9.944329      1,165,008      -29.09%
                                                        1.25% EV***       125,872     7.416263        933,500      -29.13%
                                                        1.30% EV***        22,281     7.401332        164,909      -29.16%
                                                        1.35% EV***        37,919     7.386402        280,085      -29.20%
                                                        1.40% EV***       109,256     7.371510        805,382      -29.24%
                                                        1.45% EV***        27,325     7.356631        201,020      -29.27%
                                                        1.50% EV***        40,454     7.341782        297,004      -29.31%
                                                        1.55% EV***        36,323     7.326953        266,137      -29.35%
                                                        1.60% EV***        27,076     7.312148        197,984      -29.38%
                                                        1.65% EV***        10,242     7.297363         74,740      -29.42%
                                                        1.70% EV***         4,740     7.282609         34,520      -29.45%
                                                        1.75% EV***        12,065     7.267868         87,687      -29.49%
                                                        1.80% EV***         2,396     7.253150         17,379      -29.53%
                                                        1.85% EV***         9,029     7.238438         65,356      -29.56%
                                                        1.90% EV***            17     7.223782            123      -29.60%
                                                        1.95% EV***            20     7.209129            144      -29.64%
                                                        2.05% EV***           485     7.179889          3,482      -29.71%
                                                        2.15% EV***           303     7.150741          2,167      -29.78%
                                                        2.20% EV***            19     7.136224            136      -29.82%
                                                        2.25% EV***         2,333     7.121695         16,615      -29.85%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ....................................    0.95%          10,196,426    10.498938    107,051,644      -27.55%
                                                        0.95%             122,791    10.50          1,289,304      -27.55%
                                                        1.00%           4,481,564    10.471617     46,929,222      -27.59%
                                                        1.00%              14,063    10.47            147,244      -27.59%
                                                        1.05%             685,338    10.444338      7,157,902      -27.63%
                                                        1.05%               3,784    10.44             39,508      -27.63%
                                                        1.10%           1,810,039    11.451136     20,727,003      -27.66%
                                                        1.10%             162,597    11.45          1,861,732      -27.66%
                                                        1.15%             871,403    11.426546      9,957,126      -27.70%
                                                        1.15%              43,940    11.43            502,238      -27.70%
                                                        1.20%           3,613,227    10.981083     39,677,146      -27.74%
                                                        1.20%               5,126    10.98             56,283      -27.74%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit        Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.25%             445,948    10.957031      4,886,266      -27.77%
                                                        1.25%               8,052    10.96             88,247      -27.77%
                                                        1.30%             672,053    10.933007      7,347,560      -27.81%
                                                        1.30%              14,129    10.93            154,425      -27.81%
                                                        1.35%             786,460    11.328575      8,909,471      -27.85%
                                                        1.35%                 186    11.33              2,107      -27.85%
                                                        1.40%             638,398    11.304185      7,216,569      -27.88%
                                                        1.40%                 522    11.30              5,903      -27.88%
                                                        1.45%             105,074    11.279831      1,185,217      -27.92%
                                                        1.50%             312,193    11.255526      3,513,896      -27.96%
                                                        1.55%             150,685    11.231257      1,692,382      -27.99%
                                                        1.60%             200,556    11.207016      2,247,634      -28.03%
                                                        1.65%             342,937    11.182836      3,835,008      -28.07%
                                                        1.70%              53,165     7.731297        411,034      -28.10%
                                                        1.75%             175,059     7.716890      1,350,911      -28.14%
                                                        1.80%             192,399     7.702487      1,481,951      -28.18%
                                                        1.85%              47,437     7.688120        364,701      -28.21%
                                                        1.90%              20,341     7.673761        156,092      -28.25%
                                                        1.95%               8,520     7.659427         65,258      -28.29%
                                                        2.00%               4,117     7.645123         31,475      -28.32%
                                                        2.05%              34,643     7.630825        264,355      -28.36%
                                                        2.10%                 553     7.616546          4,212      -28.40%
                                                        2.15%                 159     7.602298          1,209      -28.43%
                                                        2.20%              13,564     7.588056        102,924      -28.47%
                                                        2.25%               6,981     5.943076         41,489      -28.51%
                                                        0.95% EV***     2,943,045    11.298877     33,253,103      -27.97%
                                                        1.00% EV***     1,635,262    11.274537     18,436,822      -28.01%
                                                        1.05% EV***       138,010    11.250249      1,552,647      -28.05%
                                                        1.10% EV***     1,273,777    11.226007     14,299,430      -28.08%
                                                        1.15% EV***       405,788    11.201796      4,545,554      -28.12%
                                                        1.20% EV***       184,654    11.177606      2,063,990      -28.16%
                                                        1.25% EV***       429,137     8.233033      3,533,099      -28.19%
                                                        1.30% EV***       117,776     8.216453        967,701      -28.23%
                                                        1.35% EV***        71,648     8.199899        587,506      -28.27%
                                                        1.40% EV***       350,161     8.183386      2,865,503      -28.30%
                                                        1.45% EV***        59,040     8.166863        482,172      -28.34%
                                                        1.50% EV***        36,350     8.150404        296,267      -28.38%
                                                        1.55% EV***       165,160     8.133950      1,343,403      -28.41%
                                                        1.60% EV***        96,796     8.117535        785,745      -28.45%
                                                        1.65% EV***        18,016     8.101119        145,950      -28.49%
                                                        1.70% EV***        28,104     8.084750        227,214      -28.52%
                                                        1.75% EV***        15,716     8.068407        126,803      -28.56%
                                                        1.80% EV***         9,476     8.052074         76,301      -28.60%
                                                        1.85% EV***         6,228     8.035763         50,047      -28.63%
                                                        1.90% EV***           399     8.019504          3,200      -28.67%
                                                        1.95% EV***         3,811     8.003246         30,500      -28.71%
                                                        2.00% EV***         3,392     7.987012         27,092      -28.74%
                                                        2.05% EV***         1,007     7.970814          8,027      -28.78%
                                                        2.10% EV***         1,711     7.954631         13,610      -28.82%
                                                        2.20% EV***            31     7.922351            246      -28.89%
                                                        2.25% EV***           400     7.906246          3,162      -28.93%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002.....................................    1.50%              82,995     7.846634        651,231      -21.53% 5/1/02
                                                        1.60%              28,147     7.841294        220,709      -21.59% 5/1/02
                                                        1.65%              42,542     7.838616        333,470      -21.61% 5/1/02
                                                        1.75%              21,006     7.833279        164,546      -21.67% 5/1/02
                                                        1.80%              38,025     7.830605        297,759      -21.69% 5/1/02
                                                        1.90%               7,509     7.825260         58,760      -21.75% 5/1/02
                                                        1.95%              33,309     7.822587        260,563      -21.77% 5/1/02
                                                        2.00%               1,889     7.819911         14,772      -21.80% 5/1/02
                                                        2.05%              31,980     7.817234        249,995      -21.83% 5/1/02

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.10%              35,276     7.814562        275,666      -21.85% 5/1/02
                                                        2.15%               4,703     7.811891         36,739      -21.88% 5/1/02
                                                        2.20%              10,529     7.809211         82,223      -21.91% 5/1/02
                                                        2.35%                 190     7.801186          1,482      -21.99% 5/1/02
                                                        2.45%               1,141     7.795829          8,895      -22.04% 5/1/02
                                                        2.50%              12,939     7.793155        100,836      -22.07% 5/1/02
                                                        2.60%               5,111     7.787798         39,803      -22.12% 5/1/02

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002.....................................    0.95%           6,604,871     6.408618     42,328,095      -22.88%
                                                        0.95%              48,411     6.41            310,315      -22.88%
                                                        1.00%           1,791,657     6.399987     11,466,582      -22.91%
                                                        1.00%               9,420     6.40             60,286      -22.91%
                                                        1.05%             265,024     6.391359      1,693,864      -22.95%
                                                        1.05%                 133     6.39                849      -23.31%
                                                        1.10%           1,689,476     6.382747     10,783,498      -22.99%
                                                        1.10%              23,211     6.38            148,086      -22.99%
                                                        1.15%             958,742     6.374126      6,111,142      -23.03%
                                                        1.15%               4,328     6.37             27,568      -23.03%
                                                        1.20%           5,456,333     6.365520     34,732,397      -23.07%
                                                        1.20%                 567     6.37              3,612      -23.07%
                                                        1.25%             364,105     6.356923      2,314,587      -23.11%
                                                        1.25%                 897     6.36              5,707      -23.11%
                                                        1.30%             698,706     6.348332      4,435,618      -23.15%
                                                        1.30%                 602     6.35              3,822      -23.15%
                                                        1.35%             973,162     6.339745      6,169,599      -23.19%
                                                        1.35%                 728     6.34              4,618      -23.19%
                                                        1.40%             885,731     6.331165      5,607,709      -23.23%
                                                        1.45%              91,552     6.322604        578,847      -23.27%
                                                        1.50%             261,222     6.314040      1,649,366      -23.30%
                                                        1.55%             142,876     6.305481        900,902      -23.34%
                                                        1.60%             258,619     6.296936      1,628,507      -23.38%
                                                        1.65%             474,311     6.288389      2,982,652      -23.42%
                                                        1.70%              15,823     6.279861         99,366      -23.46%
                                                        1.75%             181,763     6.271334      1,139,896      -23.50%
                                                        1.80%             221,252     6.262817      1,385,661      -23.54%
                                                        1.85%              34,278     6.254301        214,385      -23.58%
                                                        1.90%              12,063     6.245795         75,343      -23.62%
                                                        1.95%              10,664     6.237297         66,515      -23.66%
                                                        2.00%               7,235     6.228810         45,065      -23.69%
                                                        2.05%              24,669     6.220335        153,449      -23.73%
                                                        2.10%               1,609     6.211849          9,995      -23.77%
                                                        2.15%                 194     6.203380          1,203      -23.81%
                                                        2.20%               9,125     6.194920         56,529      -23.85%
                                                        2.25%               2,809     6.186473         17,378      -23.89%
                                                        0.95% EV***     2,093,889    10.022652     20,986,321      -23.27%
                                                        1.00% EV***       772,593    10.003983      7,729,007      -23.31%
                                                        1.05% EV***        92,553     9.985319        924,171      -23.35%
                                                        1.10% EV***       933,477     9.966703      9,303,688      -23.39%
                                                        1.15% EV***       299,212     9.948106      2,976,593      -23.43%
                                                        1.20% EV***       121,285     9.929515      1,204,301      -23.47%
                                                        1.25% EV***       137,261     9.910975      1,360,390      -23.51%
                                                        1.30% EV***        54,943     9.892454        543,521      -23.55%
                                                        1.35% EV***        40,706     9.873959        401,929      -23.59%
                                                        1.40% EV***        90,390     9.855484        890,837      -23.63%
                                                        1.45% EV***        35,408     9.837040        348,310      -23.66%
                                                        1.50% EV***        31,904     9.818615        313,253      -23.70%
                                                        1.55% EV***        56,900     9.800220        557,633      -23.74%
                                                        1.60% EV***        70,406     9.781838        688,700      -23.78%
                                                        1.65% EV***         6,045     9.763509         59,020      -23.82%
                                                        1.70% EV***         7,046     9.745180         68,665      -23.86%
                                                        1.75% EV***         4,358     9.726878         42,390      -23.90%
                                                        1.80% EV***         3,712     9.708601         36,038      -23.94%
                                                        1.85% EV***         1,006     9.690339          9,748      -23.98%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.95% EV***         2,435     9.653936         23,507      -24.05%
                                                        2.00% EV***         1,098     9.635747         10,580      -24.09%
                                                        2.05% EV***            28     9.617616            269      -24.13%
                                                        2.10% EV***         1,424     9.599483         13,670      -24.17%
                                                        2.20% EV***            62     9.563308            593      -24.25%
                                                        2.25% EV***           343     9.545275          3,274      -24.29%
                                                        2.40% EV***            30     9.491269            285      -24.41%

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ....................................    1.50%              50,266     7.693100        386,701      -23.07% 5/1/02
                                                        1.60%              54,038     7.687867        415,437      -23.12% 5/1/02
                                                        1.65%              43,660     7.685241        335,538      -23.15% 5/1/02
                                                        1.75%              38,577     7.680006        296,272      -23.20% 5/1/02
                                                        1.80%              38,793     7.677386        297,829      -23.23% 5/1/02
                                                        1.90%              15,897     7.672153        121,964      -23.28% 5/1/02
                                                        1.95%              52,085     7.669534        399,468      -23.30% 5/1/02
                                                        2.00%               2,900     7.666914         22,234      -23.33% 5/1/02
                                                        2.05%              60,032     7.664287        460,102      -23.36% 5/1/02
                                                        2.10%              40,650     7.661661        311,447      -23.38% 5/1/02
                                                        2.15%               1,272     7.659046          9,742      -23.41% 5/1/02
                                                        2.20%              44,236     7.656425        338,690      -23.44% 5/1/02
                                                        2.30%                 144     7.651177          1,102      -23.49% 5/1/02
                                                        2.35%               2,673     7.648552         20,445      -23.51% 5/1/02
                                                        2.45%               4,149     7.643307         31,712      -23.57% 5/1/02
                                                        2.50%               3,361     7.640679         25,680      -23.59% 5/1/02
                                                        2.60%               5,396     7.635426         41,201      -23.65% 5/1/02

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ....................................    0.95%          10,184,577     8.295049     84,481,565      -19.57%
                                                        0.95%              98,577     8.30            818,185      -19.57%
                                                        1.00%           4,967,892     8.273457     41,101,641      -19.61%
                                                        1.00%              11,066     8.27             91,519      -19.61%
                                                        1.05%             842,445     8.251913      6,951,783      -19.65%
                                                        1.10%           1,248,730     9.562870     11,941,443      -19.69%
                                                        1.10%             118,972     9.56          1,137,371      -19.69%
                                                        1.15%             618,478     9.542333      5,901,723      -19.73%
                                                        1.15%              38,115     9.54            363,616      -19.73%
                                                        1.20%           3,706,414     9.376475     34,753,098      -19.77%
                                                        1.20%               3,879     9.38             36,387      -19.77%
                                                        1.25%             451,976     9.355937      4,228,659      -19.81%
                                                        1.25%               4,013     9.36             37,559      -19.81%
                                                        1.30%             786,528     9.335444      7,342,588      -19.85%
                                                        1.30%               2,404     9.34             22,451      -19.85%
                                                        1.35%             661,352     9.460540      6,256,747      -19.89%
                                                        1.35%                  32     9.46                307      -19.89%
                                                        1.40%             572,121     9.440180      5,400,925      -19.94%
                                                        1.45%              87,363     9.419845        822,946      -19.98%
                                                        1.50%             333,782     9.399555      3,137,402      -20.02%
                                                        1.55%             127,988     9.379287      1,200,436      -20.06%
                                                        1.60%             141,775     9.359056      1,326,880      -20.10%
                                                        1.65%             315,954     9.338857      2,950,649      -20.14%
                                                        1.70%              33,644     6.817103        229,355      -20.18%
                                                        1.75%             115,157     6.804394        783,574      -20.22%
                                                        1.80%             199,207     6.791724      1,352,959      -20.26%
                                                        1.85%              31,009     6.779063        210,212      -20.30%
                                                        1.90%              11,564     6.766391         78,247      -20.34%
                                                        1.95%               8,719     6.753762         58,886      -20.38%
                                                        2.00%                 486     6.741147          3,276      -20.42%
                                                        2.05%              16,607     6.728539        111,741      -20.46%
                                                        2.20%              37,682     6.690842        252,124      -20.59%
                                                        2.25%               1,750     6.246495         10,931      -20.63%
                                                        0.95% EV***     3,975,623     9.434491     37,507,979      -19.98%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.00% EV***     2,416,499     9.414197     22,749,398      -20.03%
                                                        1.05% EV***       208,983     9.393901      1,963,166      -20.07%
                                                        1.10% EV***     1,314,797     9.373664     12,324,465      -20.11%
                                                        1.15% EV***       462,107     9.353464      4,322,301      -20.15%
                                                        1.20% EV***       195,609     9.333269      1,825,671      -20.19%
                                                        1.25% EV***       165,844     7.578268      1,256,810      -20.23%
                                                        1.30% EV***        63,051     7.563018        476,856      -20.27%
                                                        1.35% EV***       139,767     7.547786      1,054,931      -20.31%
                                                        1.40% EV***       270,039     7.532593      2,034,094      -20.35%
                                                        1.45% EV***        41,181     7.517413        309,575      -20.39%
                                                        1.50% EV***        49,568     7.502233        371,871      -20.43%
                                                        1.55% EV***       134,250     7.487111      1,005,145      -20.47%
                                                        1.60% EV***        51,928     7.471976        388,005      -20.51%
                                                        1.65% EV***        27,251     7.456901        203,208      -20.55%
                                                        1.70% EV***        24,529     7.441834        182,541      -20.59%
                                                        1.75% EV***        19,298     7.426779        143,322      -20.64%
                                                        1.80% EV***         9,707     7.411771         71,946      -20.68%
                                                        1.85% EV***         2,549     7.396766         18,854      -20.72%
                                                        1.90% EV***         1,046     7.381791          7,721      -20.76%
                                                        1.95% EV***         3,489     7.366815         25,703      -20.80%
                                                        2.00% EV***           391     7.351901          2,875      -20.84%
                                                        2.05% EV***         1,554     7.337003         11,402      -20.88%
                                                        2.15% EV***         6,122     7.307231         44,735      -20.96%
                                                        2.20% EV***            34     7.292386            248      -21.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002.....................................    1.50%              54,541     8.043815        438,718      -19.56% 5/1/02
                                                        1.60%              26,288     8.038347        211,312      -19.62% 5/1/02
                                                        1.65%             102,039     8.035612        819,946      -19.64% 5/1/02
                                                        1.75%              29,354     8.030134        235,717      -19.70% 5/1/02
                                                        1.80%               7,986     8.027393         64,107      -19.73% 5/1/02
                                                        1.90%               6,833     8.021928         54,814      -19.78% 5/1/02
                                                        1.95%              19,367     8.019190        155,308      -19.81% 5/1/02
                                                        2.00%               6,570     8.016441         52,668      -19.84% 5/1/02
                                                        2.05%              22,674     8.013709        181,703      -19.86% 5/1/02
                                                        2.10%              29,274     8.010966        234,513      -19.89% 5/1/02
                                                        2.15%               1,578     8.008223         12,637      -19.92% 5/1/02
                                                        2.20%              26,587     8.005485        212,842      -19.95% 5/1/02
                                                        2.35%                 446     7.997251          3,567      -20.03% 5/1/02
                                                        2.45%               1,630     7.991770         13,027      -20.08% 5/1/02
                                                        2.50%                 290     7.989027          2,317      -20.11% 5/1/02
                                                        2.60%               2,517     7.983535         20,095      -20.16% 5/1/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002 ....................................    1.50%               9,594    10.273465         98,564        2.73% 5/1/02
                                                        1.60%               9,402    10.266502         96,526        2.67% 5/1/02
                                                        1.65%              14,099    10.263009        144,698        2.63% 5/1/02
                                                        1.75%               5,104    10.256033         52,347        2.56% 5/1/02
                                                        1.80%               1,992    10.252549         20,423        2.53% 5/1/02
                                                        1.90%               1,808    10.245554         18,524        2.46% 5/1/02
                                                        1.95%              12,135    10.242063        124,287        2.42% 5/1/02
                                                        2.05%               8,357    10.235088         85,535        2.35% 5/1/02
                                                        2.10%               4,725    10.231592         48,344        2.32% 5/1/02
                                                        2.15%               3,118    10.228100         31,891        2.28% 5/1/02
                                                        2.20%              12,668    10.224613        129,525        2.25% 5/1/02
                                                        2.35%               2,696    10.214119         27,537        2.14% 5/1/02
                                                        2.45%                  99    10.207132          1,011        2.07% 5/1/02
                                                        2.50%                 278    10.203629          2,837        2.04% 5/1/02
                                                        2.60%               2,388    10.196640         24,350        1.97% 5/1/02

     Strong Opportunity Fund II, Inc.
           2002 ....................................    0.95%           4,997,087     6.785241     33,906,440      -27.51%
                                                        0.95%              50,212     6.79            340,941      -27.51%
                                                        1.00%           1,282,758     6.776096      8,692,091      -27.55%
                                                        1.00%               9,182     6.78             62,255      -27.55%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05%             200,916     6.766972      1,359,593      -27.59%
                                                        1.10%           1,428,593     6.757847      9,654,213      -27.62%
                                                        1.10%              53,262     6.76            360,050      -27.62%
                                                        1.15%             799,156     6.748731      5,393,289      -27.66%
                                                        1.15%              23,438     6.75            158,208      -27.66%
                                                        1.20%           3,835,034     6.739605     25,846,614      -27.70%
                                                        1.20%               2,385     6.74             16,077      -27.70%
                                                        1.25%             381,206     6.730519      2,565,714      -27.73%
                                                        1.25%               1,398     6.73              9,409      -27.73%
                                                        1.30%             523,191     6.721420      3,516,586      -27.77%
                                                        1.30%                 956     6.72              6,427      -27.77%
                                                        1.35%             795,528     6.712333      5,339,849      -27.81%
                                                        1.35%                 649     6.71              4,356      -27.81%
                                                        1.40%             629,174     6.703248      4,217,509      -27.84%
                                                        1.45%              43,548     6.694178        291,518      -27.88%
                                                        1.50%             287,463     6.685114      1,921,723      -27.92%
                                                        1.55%              94,060     6.676060        627,950      -27.95%
                                                        1.60%             260,247     6.667013      1,735,070      -27.99%
                                                        1.65%             361,512     6.657970      2,406,936      -28.03%
                                                        1.70%              40,813     6.648942        271,363      -28.06%
                                                        1.75%             173,090     6.639915      1,149,303      -28.10%
                                                        1.80%             206,784     6.630895      1,371,163      -28.14%
                                                        1.85%              13,025     6.621889         86,250      -28.17%
                                                        1.90%              11,834     6.612889         78,257      -28.21%
                                                        1.95%               7,727     6.603890         51,028      -28.25%
                                                        2.00%               2,073     6.594900         13,671      -28.28%
                                                        2.05%              47,535     6.585913        313,061      -28.32%
                                                        2.15%                 182     6.567984          1,195      -28.39%
                                                        2.20%              20,059     6.559028        131,568      -28.43%
                                                        0.95% EV***     1,677,843     8.495096     14,253,437      -27.91%
                                                        1.00% EV***       882,421     8.479271      7,482,287      -27.94%
                                                        1.05% EV***        80,025     8.463459        677,288      -27.98%
                                                        1.10% EV***     1,045,812     8.447675      8,834,680      -28.02%
                                                        1.15% EV***       313,766     8.431914      2,645,648      -28.05%
                                                        1.20% EV***       111,411     8.416172        937,654      -28.09%
                                                        1.25% EV***       129,362     8.400442      1,086,698      -28.13%
                                                        1.30% EV***        69,012     8.384741        578,648      -28.16%
                                                        1.35% EV***        77,464     8.369055        648,300      -28.20%
                                                        1.40% EV***        99,765     8.353407        833,378      -28.24%
                                                        1.45% EV***        13,490     8.337762        112,476      -28.27%
                                                        1.50% EV***        52,533     8.322138        437,187      -28.31%
                                                        1.55% EV***        73,464     8.306556        610,233      -28.35%
                                                        1.60% EV***        47,761     8.290978        395,985      -28.38%
                                                        1.65% EV***         7,343     8.275419         60,766      -28.42%
                                                        1.70% EV***        14,295     8.259889        118,075      -28.46%
                                                        1.75% EV***        13,795     8.244390        113,731      -28.49%
                                                        1.80% EV***         4,960     8.228891         40,815      -28.53%
                                                        1.85% EV***         1,380     8.213419         11,335      -28.57%
                                                        1.95% EV***         4,062     8.182554         33,238      -28.64%
                                                        2.00% EV***         2,471     8.167150         20,181      -28.68%
                                                        2.05% EV***         1,838     8.151782         14,983      -28.71%
                                                        2.10% EV***         1,641     8.136407         13,352      -28.75%
                                                        2.15% EV***         6,927     8.121063         56,255      -28.79%
                                                        2.20% EV***            31     8.105739            251      -28.82%
                                                        2.25% EV***         2,044     8.090444         16,537      -28.86%

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ....................................    0.95%           2,177,354     6.144858     13,379,531       -3.82%
                                                        0.95%              12,395     6.14             76,107       -3.82%
                                                        1.00%             919,626     6.128862      5,636,261       -3.87%
                                                        1.00%                 144     6.13                885       -3.87%
                                                        1.05%             174,909     6.112883      1,069,198       -3.92%

                                                        Contract                       Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.10%              46,515    13.417673        624,123      -3.97%
                                                        1.10%               9,205    13.42            123,527      -3.97%
                                                        1.15%              21,672    13.388854        290,163      -4.02%
                                                        1.15%               1,889    13.39             25,289      -4.02%
                                                        1.20%             603,834    12.800242      7,729,221      -4.07%
                                                        1.20%                 139    12.80              1,774      -4.07%
                                                        1.25%              26,411    12.772187        337,326      -4.12%
                                                        1.30%              54,524    12.744182        694,864      -4.17%
                                                        1.30%                 252    12.74              3,211      -4.17%
                                                        1.35%              42,573    13.274041        565,116      -4.21%
                                                        1.40%              36,361    13.245459        481,618      -4.26%
                                                        1.45%               7,266    13.216913         96,034      -4.31%
                                                        1.50%              15,714    13.188423        207,243      -4.36%
                                                        1.55%               3,143    13.159985         41,362      -4.41%
                                                        1.60%               5,250    13.131584         68,941      -4.46%
                                                        1.65%              18,805    13.103231        246,406      -4.51%
                                                        1.70%                 191     8.210254          1,568      -4.55%
                                                        1.75%                 451     8.194950          3,696      -4.60%
                                                        1.80%              10,736     8.179648         87,817      -4.65%
                                                        1.85%                 273     8.164377          2,229      -4.70%
                                                        1.90%               3,445     8.149155         28,074      -4.75%
                                                        2.05%               7,522     8.103520         60,955      -4.89%
                                                        2.20%               1,061     8.058096          8,550      -5.04%
                                                        0.95% EV***       246,694    13.243193      3,267,016      -4.24%
                                                        1.00% EV***       119,437    13.214670      1,578,321      -4.29%
                                                        1.05% EV***         9,266    13.186193        122,183      -4.34%
                                                        1.10% EV***        52,523    13.157773        691,086      -4.38%
                                                        1.15% EV***        17,942    13.129383        235,567      -4.43%
                                                        1.20% EV***        15,886    13.101037        208,123      -4.48%
                                                        1.25% EV***        10,139    10.858037        110,090      -4.53%
                                                        1.30% EV***        10,072    10.836173        109,142      -4.58%
                                                        1.35% EV***         5,041    10.814330         54,515      -4.63%
                                                        1.40% EV***         7,485    10.792538         80,782      -4.68%
                                                        1.45% EV***         5,755    10.770768         61,986      -4.72%
                                                        1.50% EV***         1,436    10.749046         15,436      -4.77%
                                                        1.55% EV***         7,831    10.727353         84,006      -4.82%
                                                        1.60% EV***         1,997    10.705674         21,379      -4.87%
                                                        1.65% EV***           798    10.684047          8,526      -4.92%
                                                        1.70% EV***         1,136    10.662445         12,113      -4.97%
                                                        1.75% EV***           564    10.640893          6,001      -5.02%
                                                        1.85% EV***            73    10.597829            774      -5.11%
                                                        1.95% EV***            23    10.554926            243      -5.21%

     Van Eck WIT - Worldwide Hard Assets Fund
           2002 ....................................    0.95%             802,424     6.931923      5,562,341      -3.76%
                                                        0.95%               8,188     6.93             56,741      -3.76%
                                                        1.00%             379,695     6.913875      2,625,164      -3.81%
                                                        1.05%              63,355     6.895881        436,889      -3.85%
                                                        1.10%              34,192    11.130644        380,579      -3.90%
                                                        1.10%               3,748    11.13             41,720      -3.90%
                                                        1.15%              33,217    11.106735        368,932      -3.95%
                                                        1.15%                 105    11.11              1,171      -3.95%
                                                        1.20%             178,063    11.826254      2,105,818      -4.00%
                                                        1.25%               5,220    11.800336         61,598      -4.05%
                                                        1.30%              20,482    11.774488        241,165      -4.10%
                                                        1.35%              27,816    11.011517        306,296      -4.15%
                                                        1.40%              34,073    10.987828        374,388      -4.19%
                                                        1.45%               3,639    10.964166         39,899      -4.24%
                                                        1.50%              13,253    10.940542        144,995      -4.29%
                                                        1.55%               6,787    10.916950         74,093      -4.34%
                                                        1.60%               2,759    10.893391         30,055      -4.39%
                                                        1.65%               4,399    10.869895         47,817      -4.44%
                                                        1.70%               1,035     9.195824          9,518      -4.49%
                                                        1.75%                 507     9.178700          4,654      -4.54%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80%               2,576     9.161589         23,600       -4.58%
                                                        1.85%                  24     9.144519            219       -4.63%
                                                        1.90%               2,647     9.127452         24,160       -4.68%
                                                        2.05%               2,767     9.076418         25,114       -4.83%
                                                        2.20%                 116     9.025587          1,047       -4.97%
                                                        0.95% EV***       213,042    10.995917      2,342,592       -4.21%
                                                        1.00% EV***        66,597    10.972256        730,719       -4.26%
                                                        1.05% EV***         6,041    10.948633         66,141       -4.31%
                                                        1.10% EV***        47,595    10.925049        519,978       -4.36%
                                                        1.15% EV***         6,917    10.901476         75,406       -4.41%
                                                        1.20% EV***         6,181    10.877983         67,237       -4.45%
                                                        1.25% EV***         7,685    10.723216         82,408       -4.50%
                                                        1.30% EV***         5,455    10.701671         58,378       -4.55%
                                                        1.35% EV***         3,474    10.680136         37,103       -4.60%
                                                        1.40% EV***         1,919    10.658611         20,454       -4.65%
                                                        1.45% EV***         2,988    10.637150         31,784       -4.70%
                                                        1.50% EV***         1,378    10.615728         14,628       -4.75%
                                                        1.55% EV***         5,259    10.594312         55,715       -4.79%
                                                        1.60% EV***         3,359    10.572935         35,514       -4.84%
                                                        1.70% EV***         2,296    10.530290         24,178       -4.94%
                                                        1.85% EV***           291    10.466562          3,046       -5.09%
                                                        1.95% EV***         1,276    10.424248         13,301       -5.18%
                                                        2.10% EV***            83    10.360978            860       -5.33%

     Van Kampen LIT - Comstock Portfolio - Class II
           2002 ....................................    1.50%              79,812     8.045373        642,117      -19.55% 5/1/02
                                                        1.60%              60,233     8.039898        484,267      -19.60% 5/1/02
                                                        1.65%              55,747     8.037160        448,048      -19.63% 5/1/02
                                                        1.75%              16,176     8.031686        129,921      -19.68% 5/1/02
                                                        1.80%              21,378     8.028951        171,643      -19.71% 5/1/02
                                                        1.90%              16,007     8.023481        128,432      -19.77% 5/1/02
                                                        1.95%              81,043     8.020741        650,025      -19.79% 5/1/02
                                                        2.00%                 619     8.017999          4,963      -19.82% 5/1/02
                                                        2.05%              55,721     8.015255        446,618      -19.85% 5/1/02
                                                        2.10%              78,867     8.012517        631,923      -19.87% 5/1/02
                                                        2.15%               6,858     8.009776         54,931      -19.90% 5/1/02
                                                        2.20%              72,685     8.007035        581,991      -19.93% 5/1/02
                                                        2.30%                  69     8.001551            552      -19.98% 5/1/02
                                                        2.35%               2,676     7.998800         21,405      -20.01% 5/1/02
                                                        2.45%               7,259     7.993314         58,023      -20.07% 5/1/02
                                                        2.50%               6,787     7.990572         54,232      -20.09% 5/1/02
                                                        2.60%              11,619     7.985083         92,779      -20.15% 5/1/02

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002 ....................................    1.50%              17,864     7.264250        129,769      -27.36% 5/1/02
                                                        1.60%              15,084     7.259311        109,499      -27.41% 5/1/02
                                                        1.65%              15,401     7.256843        111,763      -27.43% 5/1/02
                                                        1.75%               4,307     7.251893         31,234      -27.48% 5/1/02
                                                        1.80%              11,412     7.249419         82,730      -27.51% 5/1/02
                                                        1.90%               2,760     7.244473         19,995      -27.56% 5/1/02
                                                        1.95%              16,897     7.241993        122,368      -27.58% 5/1/02
                                                        2.00%               2,741     7.239516         19,844      -27.60% 5/1/02
                                                        2.05%               9,704     7.237040         70,228      -27.63% 5/1/02
                                                        2.10%              11,277     7.234568         81,584      -27.65% 5/1/02
                                                        2.20%              15,015     7.229617        108,553      -27.70% 5/1/02
                                                        2.30%                  76     7.224658            549      -27.75% 5/1/02
                                                        2.45%                 133     7.217224            960      -27.83% 5/1/02
                                                        2.50%               1,035     7.214745          7,467      -27.85% 5/1/02
                                                        2.60%                 597     7.209786          4,304      -27.90% 5/1/02

                                                          Contract                    Unit          Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002 ....................................    0.95%           1,152,068    12.336461     14,212,442        8.18%
                                                        0.95%               7,704    12.34             95,073        8.18%
                                                        1.00%             313,301    12.304351      3,854,965        8.13%
                                                        1.05%              76,122    12.272332        934,194        8.08%
                                                        1.10%              56,432    18.893275      1,066,185        8.02%
                                                        1.10%               4,072    18.89             76,920        8.02%
                                                        1.15%              57,909    18.852711      1,091,742        7.97%
                                                        1.15%                 635    18.85             11,974        7.97%
                                                        1.20%             447,092    18.824701      8,416,373        7.91%
                                                        1.20%                 131    18.82              2,461        7.91%
                                                        1.25%              22,510    18.783491        422,816        7.86%
                                                        1.25%                 599    18.78             11,242        7.86%
                                                        1.30%              41,907    18.742335        785,435        7.80%
                                                        1.35%              17,010    18.691227        317,938        7.75%
                                                        1.40%              26,323    18.651037        490,951        7.69%
                                                        1.45%               3,836    18.610910         71,391        7.64%
                                                        1.50%               8,737    18.570832        162,253        7.58%
                                                        1.55%               2,226    18.530862         41,250        7.53%
                                                        1.60%              15,274    18.490922        282,430        7.47%
                                                        1.65%              12,113    18.451021        223,497        7.42%
                                                        1.70%               1,420    14.263644         20,254        7.37%
                                                        1.75%              49,352    14.237119        702,630        7.31%
                                                        1.80%               4,074    14.210605         57,894        7.26%
                                                        1.85%                 933    14.184124         13,234        7.20%
                                                        1.90%               1,492    14.157666         21,123        7.15%
                                                        2.00%                 949    14.104889         13,386        7.04%
                                                        2.05%               1,859    14.078556         26,172        6.98%
                                                        2.10%                 113    14.052254          1,588        6.93%
                                                        2.20%               2,569    13.999772         35,965        6.82%
                                                        2.25%                 114    12.545244          1,430        6.76%
                                                        0.95% EV***       313,141    18.693734      5,853,775        7.74%
                                                        1.00% EV***        65,358    18.653536      1,219,158        7.68%
                                                        1.05% EV***         5,723    18.613383        106,524        7.63%
                                                        1.10% EV***        78,214    18.573357      1,452,697        7.57%
                                                        1.15% EV***        93,662    18.533362      1,735,872        7.52%
                                                        1.20% EV***        17,094    18.493421        316,127        7.46%
                                                        1.25% EV***         8,393    16.981412        142,525        7.41%
                                                        1.30% EV***        10,508    16.947272        178,082        7.35%
                                                        1.35% EV***         5,974    16.913226        101,040        7.30%
                                                        1.40% EV***         6,398    16.879186        107,993        7.24%
                                                        1.45% EV***         4,953    16.845247         83,435        7.19%
                                                        1.50% EV***         1,078    16.811311         18,123        7.14%
                                                        1.55% EV***         3,708    16.777460         62,211        7.08%
                                                        1.60% EV***         9,971    16.743662        166,951        7.03%
                                                        1.65% EV***            15    16.709895            251        6.97%
                                                        1.70% EV***         1,858    16.676189         30,984        6.92%
                                                        1.75% EV***           276    16.642513          4,593        6.86%
                                                        1.80% EV***           687    16.608927         11,410        6.81%
                                                        1.85% EV***           354    16.575355          5,868        6.75%
                                                        1.95% EV***         1,299    16.508377         21,444        6.64%

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ....................................    0.95%             362,852     4.121971      1,495,665      -31.81%
                                                        0.95%               2,394     4.12              9,863      -31.81%
                                                        1.00%              91,630     4.116419        377,187      -31.85%
                                                        1.05%               6,090     4.110862         25,035      -31.88%
                                                        1.10%              91,064     4.105313        373,846      -31.92%
                                                        1.10%              12,039     4.11             49,479      -31.92%
                                                        1.15%              74,131     4.099757        303,919      -31.95%
                                                        1.15%                  61     4.10                249      -31.95%
                                                        1.20%             597,426     4.094230      2,445,999      -31.98%
                                                        1.20%                 711     4.09              2,907      -31.98%
                                                        1.25%              46,668     4.088676        190,810      -32.02%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.30%              22,772     4.083152         92,982      -32.05%
                                                        1.35%             167,448     4.077618        682,789      -32.09%
                                                        1.40%              58,147     4.072095        236,780      -32.12%
                                                        1.40%               1,006     4.07              4,095      -32.12%
                                                        1.45%               8,596     4.066580         34,956      -32.16%
                                                        1.50%             125,795     4.061066        510,862      -32.19%
                                                        1.55%               6,444     4.055570         26,134      -32.23%
                                                        1.60%              11,977     4.050054         48,507      -32.26%
                                                        1.65%             198,727     4.044559        803,763      -32.30%
                                                        1.70%               1,227     4.039063          4,956      -32.33%
                                                        1.75%              33,281     4.033575        134,241      -32.36%
                                                        1.80%              47,042     4.028092        189,490      -32.40%
                                                        1.85%                 432     4.022612          1,738      -32.43%
                                                        1.90%               4,459     4.017136         17,912      -32.47%
                                                        1.95%               1,097     4.011657          4,401      -32.50%
                                                        2.00%                 194     4.006200            777      -32.54%
                                                        2.05%              24,554     4.000740         98,234      -32.57%
                                                        2.20%              18,570     3.984372         73,990      -32.68%
                                                        0.95% EV***       202,866     5.950764      1,207,208      -32.24%
                                                        1.00% EV***       103,245     5.941098        613,389      -32.27%
                                                        1.05% EV***         4,250     5.931410         25,208      -32.30%
                                                        1.10% EV***        75,070     5.921753        444,546      -32.34%
                                                        1.15% EV***        10,655     5.912108         62,994      -32.37%
                                                        1.20% EV***        19,746     5.902464        116,550      -32.41%
                                                        1.25% EV***         5,186     5.892840         30,560      -32.44%
                                                        1.30% EV***        12,718     5.883221         74,823      -32.48%
                                                        1.35% EV***         1,242     5.873621          7,295      -32.51%
                                                        1.40% EV***        25,333     5.864016        148,553      -32.55%
                                                        1.45% EV***           193     5.854450          1,130      -32.58%
                                                        1.50% EV***         2,214     5.844872         12,941      -32.61%
                                                        1.55% EV***           841     5.835292          4,907      -32.65%
                                                        1.60% EV***         3,246     5.825749         18,910      -32.68%
                                                        1.65% EV***         2,066     5.816205         12,016      -32.72%
                                                        1.70% EV***           101     5.806675            586      -32.75%
                                                        1.80% EV***            57     5.787655            330      -32.82%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class  A
           2002 ....................................    0.95%           4,447,455    11.746967     52,244,107       -1.73%
                                                        0.95%              18,561    11.75            218,086       -1.73%
                                                        1.00%           1,434,062    11.716379     16,802,014       -1.78%
                                                        1.00%                 596    11.72              6,981       -1.78%
                                                        1.05%             239,389    11.685886      2,797,473       -1.83%
                                                        1.10%             433,300    13.431758      5,819,981       -1.88%
                                                        1.10%              27,897    13.43            374,663       -1.88%
                                                        1.15%             237,521    13.402911      3,183,473       -1.93%
                                                        1.15%               4,844    13.40             64,913       -1.93%
                                                        1.20%           1,409,369    13.800701     19,450,280       -1.98%
                                                        1.20%                 241    13.80              3,330       -1.98%
                                                        1.25%             109,265    13.770483      1,504,632       -2.03%
                                                        1.25%               4,349    13.77             59,887       -2.03%
                                                        1.30%             181,878    13.740303      2,499,059       -2.08%
                                                        1.30%                 846    13.74             11,618       -2.08%
                                                        1.35%             203,374    13.288079      2,702,450       -2.13%
                                                        1.40%             225,831    13.259472      2,994,400       -2.18%
                                                        1.45%              23,119    13.230935        305,886       -2.23%
                                                        1.50%              94,234    13.202435      1,244,118       -2.28%
                                                        1.55%              41,456    13.173972        546,140       -2.33%
                                                        1.60%              99,332    13.145572      1,305,776       -2.37%
                                                        1.65%             122,044    13.117202      1,600,876       -2.42%
                                                        1.70%              15,324    11.946728        183,072       -2.47%
                                                        1.75%              70,009    11.924489        834,822       -2.52%
                                                        1.80%              57,628    11.902270        685,904       -2.57%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.85%              15,511    11.880085        184,272       -2.62%
                                                        1.90%              13,581    11.857917        161,042       -2.67%
                                                        1.95%              23,964    11.835803        283,633       -2.72%
                                                        2.00%               4,071    11.813686         48,094       -2.77%
                                                        2.05%              26,146    11.791634        308,304       -2.82%
                                                        2.10%              11,175    11.769601        131,525       -2.87%
                                                        2.15%               1,513    11.747604         17,774       -2.92%
                                                        2.20%              21,194    11.725612        248,513       -2.97%
                                                        2.25%               2,250    12.642559         28,446       -3.02%
                                                        2.30%                  44    12.623544            555       -3.07%
                                                        2.35%               1,704    12.604542         21,478       -3.12%
                                                        2.45%                 387    12.566590          4,863       -3.22%
                                                        2.50%                 365    12.547646          4,580       -3.27%
                                                        2.60%                 719    12.509832          8,995       -3.37%
                                                        0.95% EV***     1,193,974    13.241372     15,809,854       -2.14%
                                                        1.00% EV***       382,601    13.214857      5,056,018       -2.19%
                                                        1.05% EV***        61,838    13.188350        815,541       -2.24%
                                                        1.10% EV***       462,825    13.161882      6,091,648       -2.29%
                                                        1.15% EV***       127,633    13.135445      1,676,516       -2.34%
                                                        1.20% EV***        87,788    13.109064      1,150,819       -2.39%
                                                        1.25% EV***        54,687    13.082750        715,456       -2.44%
                                                        1.30% EV***        25,553    13.056431        333,631       -2.49%
                                                        1.35% EV***        15,257    13.030199        198,802       -2.54%
                                                        1.40% EV***       113,928    13.003986      1,481,518       -2.59%
                                                        1.45% EV***        17,242    12.977791        223,763       -2.64%
                                                        1.50% EV***         8,744    12.951639        113,249       -2.69%
                                                        1.55% EV***        99,949    12.925546      1,291,895       -2.74%
                                                        1.60% EV***        44,474    12.899481        573,692       -2.79%
                                                        1.65% EV***        10,359    12.873454        133,356       -2.84%
                                                        1.70% EV***        21,011    12.847471        269,938       -2.89%
                                                        1.75% EV***         9,445    12.821530        121,099       -2.94%
                                                        1.80% EV***         9,578    12.795603        122,556       -2.99%
                                                        1.85% EV***        16,809    12.769758        214,647       -3.04%
                                                        1.95% EV***        43,909    12.718132        558,440       -3.14%
                                                        2.00% EV***         2,876    12.692380         36,503       -3.19%
                                                        2.05% EV***           957    12.666668         12,122       -3.23%
                                                        2.10% EV***         3,403    12.641001         43,017       -3.28%
                                                        2.15% EV***         2,867    12.615366         36,168       -3.33%
                                                        2.20% EV***           826    12.589781         10,399       -3.38%
                                                        2.25% EV***         1,116    12.564219         14,022       -3.43%
                                                        2.40% EV***            26    12.487782            325       -3.58%

     Victory VIF - Diversified Stock Fund Class A Shares
           2002 ....................................    0.95%              70,740     7.469134        528,367      -24.17%
                                                        1.00%              54,321     7.459079        405,185      -24.21%
                                                        1.05%               4,984     7.449037         37,126      -24.25%
                                                        1.10%             140,161     7.438990      1,042,656      -24.29%
                                                        1.15%              53,093     7.428955        394,426      -24.33%
                                                        1.20%             373,455     7.366518      2,751,063      -24.36%
                                                        1.25%              45,372     7.353509        333,643      -24.40%
                                                        1.30%               5,746     7.340505         42,179      -24.44%
                                                        1.35%               1,258     7.327517          9,218      -24.48%
                                                        1.40%               6,038     7.314565         44,165      -24.52%
                                                        1.50%              11,857     7.288675         86,422      -24.59%
                                                        1.55%               5,677     7.275772         41,305      -24.63%
                                                        1.60%               9,678     7.262866         70,290      -24.67%
                                                        1.65%               4,962     7.25             35,974      -24.71%
                                                        0.95% EV***        93,551     7.308666        683,733      -24.58%
                                                        1.00% EV***       695,412     7.295700      5,073,517      -24.61%
                                                        1.10% EV***       248,884     7.269788      1,809,334      -24.69%
                                                        1.15% EV***        38,714     7.256882        280,943      -24.73%
                                                        1.20% EV***         6,886     7.243975         49,882      -24.77%
                                                        1.25% EV***        19,768     7.231084        142,944      -24.81%
                                                        1.30% EV***        52,673     7.218217        380,205      -24.84%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35% EV***         2,612     7.205347         18,820     -24.88%
                                                        1.40% EV***         8,949     7.192512         64,366     -24.92%
                                                        1.45% EV***         1,086     7.179684          7,797     -24.96%
                                                        1.55% EV***         3,942     7.154075         28,201     -25.04%
                                                        1.60% EV***        20,537     7.141301        146,661     -25.07%
                                                        1.70% EV***        19,029     7.115811        135,407     -25.15%

        Initial Funding by Depositor
           2002 ....................................      --              100,000     7.684370        768,437     -23.44%

     Victory VIF - Investment Quality Bond Fund Class A Shares
           2002 ....................................    1.20%              71,578    12.364584        885,032       7.89%
                                                        1.25%                 412    12.342779          5,085       7.83%
                                                        1.50%               4,001    12.234093         48,949       7.56%
                                                        1.65%                 750    12.169213          9,127       7.40%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    12.936270      1,293,627       9.20%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ....................................    0.95%               8,396     9.846023         82,667      -6.05%
                                                        1.00%               6,147     9.832778         60,442      -6.10%
                                                        1.10%               3,519     9.806289         34,508      -6.19%
                                                        1.15%              11,599     9.793092        113,590      -6.24%
                                                        1.20%              41,221    10.271502        423,402      -6.29%
                                                        1.25%               1,424    10.253363         14,601      -6.34%
                                                        1.30%                 392    10.235226          4,012      -6.38%
                                                        1.40%               1,683    10.199036         17,165      -6.48%
                                                        1.50%               1,538    10.162987         15,631      -6.57%
                                                        1.55%                 123    10.144994          1,248      -6.62%
                                                        1.60%               2,359    10.127019         23,890      -6.67%
                                                        1.65%               1,564    10.109062         15,811      -6.72%
                                                        0.95% EV***         5,867    10.203236         59,862      -6.48%
                                                        1.00% EV***        24,474    10.185153        249,271      -6.53%
                                                        1.10% EV***        28,408    10.149015        288,313      -6.62%
                                                        1.15% EV***         5,837    10.130971         59,134      -6.67%
                                                        1.25% EV***           494    10.094972          4,987      -6.76%
                                                        1.55% EV***           559     9.987542          5,583      -7.05%
                                                        1.60% EV***         1,329     9.969731         13,250      -7.10%

        Initial Funding by Depositor
           2002 ....................................      --              100,000    10.714620      1,071,462      -5.15%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ....................................    0.95%           1,376,357     9.471902     13,036,719       2.30%
                                                        1.00%              38,197     9.461963        361,419       2.25%
                                                        1.05%              19,128     9.452002        180,798       2.20%
                                                        1.10%           1,257,089     9.442063     11,869,514       2.15%
                                                        1.15%             431,827     9.432127      4,073,047       2.10%
                                                        1.20%              35,253     9.422201        332,161       2.04%
                                                        1.25%              54,481     9.412290        512,791       1.99%
                                                        1.30%               6,621     9.402360         62,253       1.94%
                                                        1.35%              46,390     9.392441        435,715       1.89%
                                                        1.40%             273,650     9.382539      2,567,532       1.84%
                                                        1.45%              74,008     9.372630        693,650       1.79%
                                                        1.50%              38,015     9.362748        355,925       1.73%
                                                        1.55%             168,658     9.352833      1,577,430       1.68%
                                                        1.60%              86,123     9.342962        804,644       1.63%
                                                        1.65%              16,099     9.333060        150,253       1.58%
                                                        1.70%               5,329     9.323181         49,683       1.53%
                                                        1.75%               2,088     9.313310         19,446       1.48%
                                                        1.80%                 825     9.303459          7,675       1.42%
                                                        1.85%               9,380     9.293602         87,174       1.37%
                                                        1.95%                 702     9.273900          6,510       1.27%
                                                        2.10%                 153     9.066542          1,387       1.11%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        2.25%                  86     9.038856            777        0.96%
                                                        0.95% EV***     1,889,499     9.390764     17,743,839        1.88%
                                                        1.00% EV***       107,187     9.380844      1,005,505        1.83%
                                                        1.05% EV***        48,206     9.370962        451,737        1.78%
                                                        1.10% EV***     1,367,852     9.361077     12,804,568        1.73%
                                                        1.15% EV***       468,795     9.351187      4,383,790        1.68%
                                                        1.20% EV***        88,433     9.341317        826,081        1.62%
                                                        1.25% EV***        82,233     9.331451        767,353        1.57%
                                                        1.30% EV***         7,909     9.321588         73,724        1.52%
                                                        1.35% EV***        32,912     9.311717        306,467        1.47%
                                                        1.40% EV***       156,131     9.301869      1,452,310        1.42%
                                                        1.45% EV***        27,720     9.292013        257,575        1.37%
                                                        1.50% EV***        46,989     9.282158        436,159        1.31%
                                                        1.55% EV***        98,550     9.272340        913,789        1.26%
                                                        1.60% EV***        41,154     9.262492        381,189        1.21%
                                                        1.65% EV***         6,088     9.252673         56,330        1.16%
                                                        1.70% EV***         6,921     9.242853         63,970        1.11%
                                                        1.75% EV***           332     9.233022          3,065        1.06%
                                                        1.80% EV***        38,624     9.223221        356,238        1.00%
                                                        1.85% EV***         1,626     9.213404         14,981        0.95%
                                                        1.95% EV***         3,651     9.193822         33,567        0.85%
                                                        2.05% EV***           124     8.999758          1,116        0.75%

     W & R Target Funds - Balanced Portfolio
           2002 ....................................    0.95%           1,418,807     8.654366     12,278,875       -9.28%
                                                        1.00%              32,470     8.645268        280,712       -9.33%
                                                        1.05%              26,978     8.636168        232,987       -9.38%
                                                        1.10%             874,737     8.627087      7,546,432       -9.42%
                                                        1.15%             377,738     8.618002      3,255,347       -9.47%
                                                        1.20%              21,980     8.608933        189,224       -9.51%
                                                        1.25%              79,913     8.599845        687,239       -9.56%
                                                        1.30%               5,683     8.590781         48,821       -9.61%
                                                        1.35%              19,589     8.581727        168,107       -9.65%
                                                        1.40%             197,385     8.572656      1,692,114       -9.70%
                                                        1.45%              21,655     8.563602        185,445       -9.74%
                                                        1.50%              21,474     8.554572        183,701       -9.79%
                                                        1.55%              27,505     8.545521        235,045       -9.83%
                                                        1.60%              75,389     8.536467        643,556       -9.88%
                                                        1.65%               4,406     8.527445         37,572       -9.93%
                                                        1.75%               4,093     8.509395         34,829      -10.02%
                                                        1.80%               1,383     8.500373         11,756      -10.06%
                                                        1.85%               7,671     8.491357         65,137      -10.11%
                                                        2.00%                 405     8.464340          3,428      -10.25%
                                                        2.10%                 109     8.318250            907      -10.34%
                                                        2.15%                 523     8.309777          4,346      -10.38%
                                                        2.25%                  90     8.292840            746      -10.48%
                                                        0.95% EV***     1,529,734     8.579026     13,123,628       -9.68%
                                                        1.00% EV***       137,942     8.569958      1,182,157       -9.72%
                                                        1.05% EV***        21,888     8.560919        187,381       -9.77%
                                                        1.10% EV***     1,146,588     8.551872      9,805,474       -9.81%
                                                        1.15% EV***       304,554     8.542835      2,601,755       -9.86%
                                                        1.20% EV***        32,657     8.533821        278,689       -9.90%
                                                        1.25% EV***        85,954     8.524788        732,740       -9.95%
                                                        1.30% EV***        12,478     8.515768        106,260      -10.00%
                                                        1.35% EV***        44,177     8.506766        375,803      -10.04%
                                                        1.40% EV***        81,019     8.497745        688,479      -10.09%
                                                        1.45% EV***        24,515     8.488741        208,101      -10.13%
                                                        1.50% EV***        44,427     8.479748        376,730      -10.18%
                                                        1.55% EV***        65,884     8.470752        558,087      -10.23%
                                                        1.60% EV***        25,336     8.461754        214,387      -10.27%
                                                        1.65% EV***         1,667     8.452787         14,091      -10.32%
                                                        1.70% EV***            76     8.443798            642      -10.36%
                                                        1.75% EV***         2,981     8.434828         25,144      -10.41%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.80% EV***         4,328     8.425858         36,467      -10.45%
                                                        1.85% EV***         1,674     8.416893         14,090      -10.50%
                                                        1.95% EV***         6,747     8.398976         56,668      -10.59%
     W & R Target Funds - Bond Portfolio
           2002.....................................    0.95%           1,546,604    11.752610     18,176,634        7.94%
                                                        1.00%              39,634    11.740262        465,314        7.89%
                                                        1.05%              45,831    11.727922        537,502        7.83%
                                                        1.10%           1,181,231    11.715601     13,838,831        7.78%
                                                        1.15%             328,071    11.703272      3,839,504        7.72%
                                                        1.20%              28,738    11.690957        335,975        7.67%
                                                        1.25%             123,565    11.678654      1,443,073        7.62%
                                                        1.30%              14,405    11.666352        168,054        7.56%
                                                        1.35%              31,661    11.654058        368,979        7.51%
                                                        1.40%             262,986    11.641762      3,061,620        7.45%
                                                        1.45%              21,549    11.629479        250,604        7.40%
                                                        1.50%              85,632    11.617196        994,804        7.34%
                                                        1.55%              68,253    11.604934        792,072        7.29%
                                                        1.60%             105,584    11.592659      1,223,999        7.23%
                                                        1.65%              11,940    11.580409        138,270        7.18%
                                                        1.70%              20,921    11.568155        242,017        7.13%
                                                        1.75%                 448    11.555910          5,177        7.07%
                                                        1.80%               2,195    11.543683         25,338        7.02%
                                                        1.85%               2,238    11.531449         25,807        6.96%
                                                        1.95%                 364    11.507021          4,189        6.85%
                                                        2.00%               6,185    11.494819         71,095        6.80%
                                                        2.05%                  65    11.140818            724        6.74%
                                                        2.10%               1,561    11.129494         17,373        6.69%
                                                        2.25%               4,703    11.095505         52,182        6.53%
                                                        0.95% EV***     2,212,057    11.660450     25,793,580        7.54%
                                                        1.00% EV***       114,352    11.648168      1,331,991        7.48%
                                                        1.05% EV***        66,365    11.635891        772,216        7.43%
                                                        1.10% EV***     1,359,114    11.623617     15,797,821        7.37%
                                                        1.15% EV***       385,048    11.611371      4,470,935        7.32%
                                                        1.20% EV***        45,139    11.599102        523,572        7.26%
                                                        1.25% EV***       124,143    11.586845      1,438,426        7.21%
                                                        1.30% EV***        25,926    11.574620        300,084        7.15%
                                                        1.35% EV***        27,391    11.562386        316,705        7.10%
                                                        1.40% EV***       116,663    11.550167      1,347,477        7.05%
                                                        1.45% EV***        23,152    11.537929        267,126        6.99%
                                                        1.50% EV***        65,316    11.525724        752,814        6.94%
                                                        1.55% EV***        81,211    11.513513        935,024        6.88%
                                                        1.60% EV***        31,209    11.501309        358,944        6.83%
                                                        1.65% EV***         4,178    11.489128         48,002        6.77%
                                                        1.70% EV***            73    11.476918            838        6.72%
                                                        1.75% EV***         2,909    11.464747         33,351        6.66%
                                                        1.80% EV***        14,427    11.452584        165,226        6.61%
                                                        1.85% EV***         7,286    11.440401         83,355        6.56%
                                                        1.90% EV***         2,859    11.428252         32,673        6.50%
                                                        2.05% EV***           116    11.055288          1,282        6.34%
     W & R Target Funds - Core Equity Portfolio
           2002.....................................    0.95%           4,658,236     6.686505     31,147,318      -22.38%
                                                        1.00%              82,973     6.679456        554,215      -22.42%
                                                        1.05%              98,467     6.672429        657,014      -22.46%
                                                        1.10%           4,157,274     6.665399     27,709,890      -22.49%
                                                        1.15%           1,020,498     6.658379      6,794,862      -22.53%
                                                        1.20%              88,619     6.651356        589,437      -22.57%
                                                        1.25%             304,731     6.644342      2,024,737      -22.61%
                                                        1.30%               3,358     6.637318         22,288      -22.65%
                                                        1.35%              78,960     6.630316        523,530      -22.69%
                                                        1.40%             743,765     6.623314      4,926,189      -22.73%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------    ---------   ----------   --------------   --------
                                                        1.45%             102,849     6.616314        680,481      -22.77%
                                                        1.50%             115,557     6.609314        763,752      -22.81%
                                                        1.55%             297,442     6.602317      1,963,806      -22.85%
                                                        1.60%             491,133     6.595336      3,239,187      -22.89%
                                                        1.65%              28,398     6.588340        187,096      -22.93%
                                                        1.70%              10,672     6.581369         70,236      -22.97%
                                                        1.75%               5,998     6.574382         39,433      -23.01%
                                                        1.80%              11,637     6.567410         76,425      -23.04%
                                                        1.85%              26,476     6.560440        173,694      -23.08%
                                                        1.95%              14,097     6.546524         92,286      -23.16%
                                                        2.00%              27,015     6.539562        176,666      -23.20%
                                                        2.05%                 326     6.559208          2,138      -23.24%
                                                        2.10%               4,944     6.552540         32,396      -23.28%
                                                        2.25%              20,720     6.532496        135,353      -23.40%
                                                        0.95% EV***     7,196,443     6.621958     47,654,543      -22.75%
                                                        1.00% EV***       598,267     6.614958      3,957,511      -22.79%
                                                        1.05% EV***       160,320     6.607970      1,059,390      -22.83%
                                                        1.10% EV***     4,181,132     6.600992     27,599,619      -22.87%
                                                        1.15% EV***     1,412,104     6.594004      9,311,419      -22.91%
                                                        1.20% EV***       170,481     6.587023      1,122,962      -22.95%
                                                        1.25% EV***       286,215     6.580052      1,883,310      -22.99%
                                                        1.30% EV***        32,759     6.573072        215,327      -23.03%
                                                        1.35% EV***       162,969     6.566118      1,070,074      -23.07%
                                                        1.40% EV***       571,270     6.559153      3,747,047      -23.11%
                                                        1.45% EV***       121,807     6.552201        798,104      -23.15%
                                                        1.50% EV***       227,325     6.545239      1,487,896      -23.18%
                                                        1.55% EV***       331,520     6.538288      2,167,573      -23.22%
                                                        1.60% EV***        85,367     6.531340        557,561      -23.26%
                                                        1.65% EV***        33,422     6.524397        218,058      -23.30%
                                                        1.70% EV***         4,160     6.517450         27,113      -23.34%
                                                        1.75% EV***         4,953     6.510535         32,247      -23.38%
                                                        1.80% EV***        36,558     6.503582        237,758      -23.42%
                                                        1.85% EV***        13,527     6.496660         87,880      -23.46%
                                                        1.95% EV***        14,953     6.482822         96,938      -23.54%
                                                        2.05% EV***           187     6.497755          1,215      -23.62%
     W & R Target Funds - Growth Portfolio
           2002.....................................    0.95%           4,510,708     6.695716     30,202,420      -22.05%
                                                        1.00%              99,653     6.688673        666,546      -22.09%
                                                        1.05%             113,961     6.681627        761,445      -22.13%
                                                        1.10%           4,090,593     6.674589     27,303,027      -22.16%
                                                        1.15%           1,070,286     6.667554      7,136,190      -22.20%
                                                        1.20%              95,998     6.660519        639,397      -22.24%
                                                        1.25%             293,202     6.653494      1,950,818      -22.28%
                                                        1.30%               5,332     6.646466         35,439      -22.32%
                                                        1.35%              93,704     6.639456        622,144      -22.36%
                                                        1.40%             743,036     6.632425      4,928,131      -22.40%
                                                        1.45%             142,116     6.625416        941,578      -22.44%
                                                        1.50%             147,763     6.618408        977,956      -22.48%
                                                        1.55%             359,990     6.611407      2,380,040      -22.52%
                                                        1.60%             472,332     6.604414      3,119,476      -22.56%
                                                        1.65%              40,779     6.597416        269,036      -22.60%
                                                        1.70%              16,650     6.590424        109,731      -22.64%
                                                        1.75%              17,998     6.583431        118,489      -22.68%
                                                        1.80%               6,750     6.576449         44,391      -22.72%
                                                        1.85%              17,605     6.569458        115,655      -22.76%
                                                        1.95%              12,140     6.555505         79,584      -22.83%
                                                        2.00%              30,011     6.548549        196,529      -22.87%
                                                        2.05%                 387     6.713791          2,598      -22.91%
                                                        2.10%              10,404     6.706945         69,779      -22.95%
                                                        2.15%               1,559     6.700105         10,445      -22.99%
                                                        2.25%              22,124     6.686430        147,931      -23.07%
                                                        0.95% EV***     7,374,787     6.631620     48,906,785      -22.41%
                                                        1.00% EV***       618,912     6.624615      4,100,054      -22.45%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.05% EV***       121,627     6.617627        804,882      -22.49%
                                                        1.10% EV***     4,063,262     6.610631     26,860,726      -22.53%
                                                        1.15% EV***     1,321,682     6.603626      8,727,894      -22.57%
                                                        1.20% EV***       165,275     6.596644      1,090,260      -22.61%
                                                        1.25% EV***       308,848     6.589658      2,035,203      -22.65%
                                                        1.30% EV***        37,619     6.582675        247,634      -22.69%
                                                        1.35% EV***       165,197     6.575689      1,086,284      -22.73%
                                                        1.40% EV***       455,718     6.568732      2,993,489      -22.77%
                                                        1.45% EV***        99,200     6.561756        650,926      -22.81%
                                                        1.50% EV***       188,924     6.554797      1,238,358      -22.85%
                                                        1.55% EV***       325,449     6.547828      2,130,984      -22.89%
                                                        1.60% EV***       101,507     6.540875        663,945      -22.93%
                                                        1.65% EV***        24,677     6.533923        161,238      -22.97%
                                                        1.70% EV***        10,826     6.526962         70,661      -23.01%
                                                        1.75% EV***           381     6.520014          2,484      -23.05%
                                                        1.80% EV***        33,823     6.513075        220,292      -23.08%
                                                        1.85% EV***        13,695     6.506137         89,102      -23.12%
                                                        1.90% EV***         1,238     6.499200          8,046      -23.16%
                                                        1.95% EV***        13,810     6.492269         89,658      -23.20%
                                                        2.05% EV***           123     6.652111            818      -23.28%

     W & R Target Funds - High Income Portfolio
           2002.....................................    0.95%             863,210    10.574579      9,128,082       -2.95%
                                                        1.00%               8,758    10.563475         92,515       -3.00%
                                                        1.05%              33,369    10.552366        352,122       -3.05%
                                                        1.10%             850,885    10.541269      8,969,408       -3.10%
                                                        1.15%             260,743    10.530181      2,745,671       -3.15%
                                                        1.20%              10,760    10.519093        113,185       -3.20%
                                                        1.25%              80,431    10.508012        845,170       -3.25%
                                                        1.30%               5,469    10.496947         57,408       -3.30%
                                                        1.35%              13,498    10.485875        141,538       -3.35%
                                                        1.40%             144,919    10.474808      1,517,999       -3.40%
                                                        1.45%              29,934    10.463756        313,222       -3.44%
                                                        1.50%              18,873    10.452697        197,274       -3.49%
                                                        1.55%              39,026    10.441672        407,497       -3.54%
                                                        1.60%              72,679    10.430630        758,088       -3.59%
                                                        1.65%               6,367    10.419593         66,342       -3.64%
                                                        1.70%                 518    10.408568          5,392       -3.69%
                                                        1.75%                 268    10.397530          2,787       -3.74%
                                                        1.80%                 629    10.386539          6,533       -3.79%
                                                        1.85%               2,077    10.375534         21,550       -3.84%
                                                        1.95%                 591    10.353516          6,119       -3.93%
                                                        2.00%               4,818    10.342540         49,830       -3.98%
                                                        2.05%                  54    10.253691            554       -4.03%
                                                        2.10%               1,535    10.243252         15,723       -4.08%
                                                        2.25%               3,620    10.211971         36,967       -4.23%
                                                        0.95% EV***       889,605    10.489157      9,331,207       -3.35%
                                                        1.00% EV***        72,367    10.478102        758,269       -3.39%
                                                        1.05% EV***        23,999    10.467043        251,199       -3.44%
                                                        1.10% EV***       637,980    10.455998      6,670,718       -3.49%
                                                        1.15% EV***       231,439    10.444975      2,417,375       -3.54%
                                                        1.20% EV***        31,974    10.433940        333,615       -3.59%
                                                        1.25% EV***        53,286    10.422928        555,396       -3.64%
                                                        1.30% EV***        16,305    10.411901        169,766       -3.69%
                                                        1.35% EV***        23,647    10.400894        245,950       -3.74%
                                                        1.40% EV***        81,312    10.389876        844,822       -3.79%
                                                        1.45% EV***        18,172    10.378884        188,605       -3.84%
                                                        1.50% EV***        57,742    10.367904        598,664       -3.88%
                                                        1.55% EV***        59,749    10.356902        618,815       -3.93%
                                                        1.60% EV***        20,779    10.345927        214,978       -3.98%
                                                        1.65% EV***         3,360    10.334952         34,725       -4.03%

                                                         Contract                      Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.70% EV***           278    10.323984          2,870       -4.08%
                                                        1.75% EV***           252    10.313015          2,599       -4.13%
                                                        1.80% EV***         8,231    10.302053         84,796       -4.18%
                                                        1.85% EV***         2,819    10.291106         29,011       -4.23%
                                                        1.90% EV***         2,857    10.280159         29,370       -4.28%

     W & R Target Funds - International Portfolio
           2002.....................................    0.95%             717,737     6.337656      4,548,770      -18.93%
                                                        1.00%               4,321     6.330982         27,356      -18.97%
                                                        1.05%              18,295     6.324320        115,703      -19.01%
                                                        1.10%             677,134     6.317666      4,277,906      -19.05%
                                                        1.15%             215,373     6.311001      1,359,219      -19.10%
                                                        1.20%              17,447     6.304344        109,992      -19.14%
                                                        1.25%              61,824     6.297690        389,348      -19.18%
                                                        1.30%               3,632     6.291055         22,849      -19.22%
                                                        1.35%              22,621     6.284412        142,160      -19.26%
                                                        1.40%             173,284     6.277773      1,087,838      -19.30%
                                                        1.45%              37,839     6.271125        237,293      -19.34%
                                                        1.50%              24,991     6.264502        156,556      -19.38%
                                                        1.55%              42,700     6.257871        267,211      -19.42%
                                                        1.60%             266,552     6.251248      1,666,283      -19.46%
                                                        1.65%               7,865     6.244630         49,114      -19.50%
                                                        1.70%               2,732     6.238005         17,042      -19.55%
                                                        1.75%                 469     6.231384          2,923      -19.59%
                                                        1.80%               1,412     6.224770          8,789      -19.63%
                                                        1.85%               8,438     6.218168         52,469      -19.67%
                                                        1.95%               2,622     6.204963         16,269      -19.75%
                                                        2.00%              12,863     6.198374         79,730      -19.79%
                                                        2.05%                 173     6.127756          1,060      -19.83%
                                                        2.10%                 987     6.121511          6,042      -19.87%
                                                        2.25%               9,922     6.102781         60,552      -20.00%
                                                        0.95% EV***     1,489,211     6.274598      9,344,200      -19.34%
                                                        1.00% EV***       123,661     6.267974        775,104      -19.38%
                                                        1.05% EV***        54,971     6.261360        344,193      -19.42%
                                                        1.10% EV***       898,694     6.254733      5,621,091      -19.46%
                                                        1.15% EV***       363,194     6.248112      2,269,277      -19.50%
                                                        1.20% EV***        31,921     6.241485        199,234      -19.54%
                                                        1.25% EV***        43,550     6.234895        271,530      -19.58%
                                                        1.30% EV***         8,770     6.228283         54,622      -19.62%
                                                        1.35% EV***        49,347     6.221678        307,021      -19.66%
                                                        1.40% EV***        80,005     6.215074        497,237      -19.70%
                                                        1.45% EV***        25,610     6.208486        158,999      -19.75%
                                                        1.50% EV***        44,666     6.201900        277,014      -19.79%
                                                        1.55% EV***        82,338     6.195304        510,109      -19.83%
                                                        1.60% EV***        13,063     6.188722         80,843      -19.87%
                                                        1.65% EV***         8,130     6.182144         50,261      -19.91%
                                                        1.70% EV***         3,413     6.175569         21,077      -19.95%
                                                        1.80% EV***         7,043     6.162422         43,402      -20.03%
                                                        1.85% EV***         6,593     6.155860         40,586      -20.07%

     W & R Target Funds - Limited-Term Bond Portfolio
           2002.....................................    0.95%             310,845    11.455458      3,560,872        4.43%
                                                        1.00%              13,580    11.443414        155,402        4.38%
                                                        1.05%               3,944    11.431381         45,085        4.33%
                                                        1.10%             283,872    11.419372      3,241,640        4.27%
                                                        1.15%             110,405    11.407368      1,259,430        4.22%
                                                        1.20%               2,782    11.395358         31,702        4.17%
                                                        1.25%              16,222    11.383358        184,661        4.12%
                                                        1.30%              13,068    11.371370        148,601        4.06%
                                                        1.35%               7,708    11.359362         87,558        4.01%
                                                        1.40%              61,473    11.347406        697,559        3.96%
                                                        1.45%              31,416    11.335411        356,113        3.91%
                                                        1.50%              22,347    11.323446        253,045        3.85%
                                                        1.55%              25,690    11.311485        290,592        3.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60%              53,015    11.299556        599,046       3.75%
                                                        1.65%               6,505    11.287606         73,426       3.69%
                                                        1.70%               3,472    11.275663         39,149       3.64%
                                                        1.80%                 871    11.251798          9,800       3.54%
                                                        1.85%               1,245    11.239875         13,994       3.48%
                                                        2.00%                 312    11.204162          3,496       3.33%
                                                        2.10%              18,281    10.987984        200,871       3.22%
                                                        2.25%                  98    10.954449          1,074       3.06%
                                                        0.95% EV***       511,699    11.365218      5,815,571       4.03%
                                                        1.00% EV***        76,315    11.353234        866,422       3.98%
                                                        1.05% EV***        10,313    11.341267        116,962       3.93%
                                                        1.10% EV***       212,148    11.329323      2,403,493       3.88%
                                                        1.15% EV***        66,423    11.317370        751,734       3.82%
                                                        1.20% EV***        10,418    11.305418        117,780       3.77%
                                                        1.25% EV***        17,804    11.293475        201,069       3.72%
                                                        1.30% EV***         2,748    11.281563         31,002       3.67%
                                                        1.35% EV***         6,675    11.269617         75,225       3.61%
                                                        1.40% EV***        23,920    11.257703        269,284       3.56%
                                                        1.45% EV***         5,443    11.245782         61,211       3.51%
                                                        1.50% EV***         2,216    11.233879         24,894       3.45%
                                                        1.55% EV***         3,957    11.221986         44,405       3.40%
                                                        1.60% EV***        10,524    11.210090        117,975       3.35%
                                                        1.65% EV***         1,930    11.198199         21,613       3.30%
                                                        1.70% EV***           226    11.186330          2,528       3.24%
                                                        1.75% EV***           492    11.174446          5,498       3.19%
                                                        1.80% EV***         3,080    11.162577         34,381       3.14%
                                                        1.85% EV***           581    11.150737          6,479       3.09%
                                                        1.90% EV***         1,898    11.138866         21,142       3.03%

     W & R Target Funds - Money Market Portfolio
           2002 ....................................    0.95%             356,275    10.321989      3,677,467       0.18%
                                                        1.00%               7,631    10.311141         78,684       0.13%
                                                        1.05%               9,135    10.300303         94,093       0.08%
                                                        1.10%             466,632    10.289468      4,801,395       0.03%
                                                        1.15%             209,335    10.278641      2,151,679      -0.02%
                                                        1.20%              42,297    10.267819        434,298      -0.07%
                                                        1.25%              44,932    10.257003        460,868      -0.13%
                                                        1.30%               3,495    10.246194         35,810      -0.18%
                                                        1.35%               9,883    10.235391        101,156      -0.23%
                                                        1.40%             287,691    10.224593      2,941,523      -0.28%
                                                        1.45%              75,905    10.213802        775,279      -0.33%
                                                        1.50%               5,677    10.203015         57,923      -0.38%
                                                        1.55%              12,701    10.192234        129,452      -0.43%
                                                        1.60%              37,650    10.181460        383,332      -0.48%
                                                        1.65%               1,200    10.170692         12,205      -0.53%
                                                        1.70%              14,738    10.159933        149,737      -0.58%
                                                        1.75%                 838    10.149172          8,505      -0.63%
                                                        1.80%               7,285    10.138425         73,858      -0.68%
                                                        2.10%               3,177    10.040810         31,900      -0.98%
                                                        0.95% EV***       612,894    10.237563      6,274,541      -0.22%
                                                        1.00% EV***       158,708    10.226772      1,623,071      -0.27%
                                                        1.05% EV***        50,835    10.215986        519,330      -0.32%
                                                        1.10% EV***       420,366    10.205209      4,289,923      -0.37%
                                                        1.15% EV***       126,380    10.194438      1,288,373      -0.42%
                                                        1.20% EV***        47,389    10.183672        482,594      -0.47%
                                                        1.25% EV***        34,380    10.172909        349,745      -0.52%
                                                        1.30% EV***        73,450    10.162156        746,410      -0.57%
                                                        1.35% EV***        47,784    10.151405        485,075      -0.62%
                                                        1.40% EV***       117,016    10.140665      1,186,620      -0.67%
                                                        1.45% EV***        27,182    10.129927        275,352      -0.72%
                                                        1.50% EV***        24,728    10.119197        250,228      -0.77%
                                                        1.55% EV***        14,822    10.108473        149,828      -0.83%

                                                          Contract                     Unit         Contract       Total
                                                       Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.60% EV***         9,766    10.097753         98,615       -0.88%
                                                        1.65% EV***           473    10.087038          4,771       -0.93%
                                                        1.70% EV***         1,208    10.076333         12,172       -0.98%
                                                        1.75% EV***           667    10.065632          6,714       -1.03%
                                                        1.85% EV***         1,056    10.044249         10,607       -1.13%
                                                        1.90% EV***         1,015    10.033564         10,184       -1.18%

     W & R Target Funds - Science & Technology Portfolio
           2002 ....................................    0.95%           1,319,140     6.373690      8,407,789      -24.71%
                                                        1.00%               5,123     6.366977         32,618      -24.75%
                                                        1.05%              30,655     6.360281        194,974      -24.79%
                                                        1.10%           1,236,136     6.352579      7,853,888      -24.82%
                                                        1.15%             325,265     6.346896      2,064,423      -24.86%
                                                        1.20%              38,532     6.341094        244,300      -24.90%
                                                        1.25%              49,720     6.333495        314,901      -24.94%
                                                        1.30%                 385     6.326811          2,436      -24.98%
                                                        1.35%              21,332     6.320134        134,821      -25.01%
                                                        1.40%             247,897     6.313444      1,565,084      -25.05%
                                                        1.45%              31,691     6.306771        199,868      -25.09%
                                                        1.50%              27,948     6.300111        176,076      -25.13%
                                                        1.55%             137,679     6.293443        866,475      -25.17%
                                                        1.60%             272,265     6.286765      1,711,666      -25.20%
                                                        1.65%               8,759     6.280120         55,008      -25.24%
                                                        1.70%               4,272     6.273457         26,800      -25.28%
                                                        1.75%               3,967     6.266813         24,860      -25.32%
                                                        1.80%               3,648     6.260157         22,837      -25.36%
                                                        1.85%              15,801     6.253523         98,812      -25.39%
                                                        1.95%               6,744     6.240231         42,084      -25.47%
                                                        2.00%               2,548     6.233605         15,883      -25.51%
                                                        2.05%                 372     6.773527          2,520      -25.55%
                                                        2.10%               2,832     6.766628         19,163      -25.59%
                                                        2.15%                 321     6.759731          2,170      -25.62%
                                                        2.25%                 313     6.745933          2,111      -25.70%
                                                        0.95% EV***     1,972,009     6.310520     12,444,402      -25.07%
                                                        1.00% EV***       146,332     6.303853        922,455      -25.11%
                                                        1.05% EV***        46,164     6.297190        290,703      -25.15%
                                                        1.10% EV***     1,408,951     6.290547      8,863,072      -25.19%
                                                        1.15% EV***       466,375     6.283879      2,930,644      -25.22%
                                                        1.20% EV***        39,716     6.277236        249,307      -25.26%
                                                        1.25% EV***        72,401     6.270580        453,996      -25.30%
                                                        1.30% EV***         2,396     6.263948         15,008      -25.34%
                                                        1.35% EV***        31,694     6.257296        198,319      -25.38%
                                                        1.40% EV***       163,200     6.250652      1,020,106      -25.41%
                                                        1.45% EV***        20,180     6.244038        126,005      -25.45%
                                                        1.50% EV***        76,180     6.237402        475,165      -25.49%
                                                        1.55% EV***        89,573     6.230775        558,109      -25.53%
                                                        1.60% EV***        30,755     6.224148        191,424      -25.57%
                                                        1.65% EV***         3,545     6.217533         22,041      -25.60%
                                                        1.70% EV***         7,018     6.210927         43,588      -25.64%
                                                        1.75% EV***           169     6.204308          1,049      -25.68%
                                                        1.80% EV***        15,235     6.197701         94,422      -25.72%
                                                        1.85% EV***         2,841     6.191094         17,589      -25.76%
                                                        1.95% EV***        10,586     6.177900         65,399      -25.83%
                                                        2.05% EV***            31     6.710829            208      -25.91%

     W & R Target Funds - Small Cap Portfolio
           2002 ....................................    0.95%           1,582,101     7.586249     12,002,212      -22.53%
                                                        1.00%               7,342     7.578254         55,640      -22.57%
                                                        1.05%              33,059     7.570268        250,265      -22.61%
                                                        1.10%           1,480,678     7.562291     11,197,318      -22.65%
                                                        1.15%             418,065     7.554308      3,158,192      -22.69%
                                                        1.20%              41,147     7.546353        310,510      -22.73%
                                                        1.25%             117,670     7.538379        887,041      -22.77%
                                                        1.30%               2,498     7.530437         18,811      -22.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                      Unit         Contract      Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                       -------------   ----------   ----------   --------------   --------
                                                        1.35%              45,210     7.522476        340,091      -22.85%
                                                        1.40%             328,295     7.514524      2,466,981      -22.89%
                                                        1.45%              74,168     7.506576        556,748      -22.93%
                                                        1.50%              66,986     7.498648        502,304      -22.97%
                                                        1.55%              99,246     7.490696        743,422      -23.00%
                                                        1.60%             428,392     7.482762      3,205,555      -23.04%
                                                        1.65%              14,988     7.474828        112,033      -23.08%
                                                        1.70%               7,025     7.466909         52,455      -23.12%
                                                        1.75%               2,368     7.458986         17,663      -23.16%
                                                        1.80%               4,371     7.451065         32,569      -23.20%
                                                        1.85%              14,885     7.443165        110,792      -23.24%
                                                        1.95%               2,660     7.427351         19,757      -23.32%
                                                        2.00%              25,413     7.419447        188,550      -23.36%
                                                        2.05%                 323     7.696288          2,486      -23.40%
                                                        2.10%                 561     7.688456          4,313      -23.44%
                                                        2.25%              17,076     7.664922        130,886      -23.55%
                                                        0.95% EV***     3,122,075     7.516852     23,468,176      -22.89%
                                                        1.00% EV***       220,922     7.508912      1,658,884      -22.93%
                                                        1.05% EV***        96,410     7.500968        723,168      -22.97%
                                                        1.10% EV***     1,993,678     7.493043     14,938,715      -23.01%
                                                        1.15% EV***       653,187     7.485107      4,889,175      -23.05%
                                                        1.20% EV***        70,217     7.477191        525,026      -23.09%
                                                        1.25% EV***        96,854     7.469268        723,428      -23.13%
                                                        1.30% EV***        18,427     7.461356        137,490      -23.17%
                                                        1.35% EV***        95,510     7.453448        711,879      -23.21%
                                                        1.40% EV***       227,419     7.445538      1,693,257      -23.25%
                                                        1.45% EV***        47,853     7.437642        355,913      -23.29%
                                                        1.50% EV***        60,666     7.429740        450,733      -23.32%
                                                        1.55% EV***       203,207     7.421849      1,508,172      -23.36%
                                                        1.60% EV***        18,626     7.413958        138,092      -23.40%
                                                        1.65% EV***        13,998     7.406077        103,670      -23.44%
                                                        1.70% EV***         6,353     7.398211         47,001      -23.48%
                                                        1.75% EV***           401     7.390325          2,964      -23.52%
                                                        1.80% EV***        27,265     7.382458        201,283      -23.56%
                                                        1.85% EV***         6,722     7.374579         49,572      -23.60%
                                                        1.95% EV***         7,155     7.358865         52,653      -23.68%
                                                        2.05% EV***            29     7.629170            221      -23.76%

     W & R Target Funds - Value Portfolio
           2002.....................................    0.95%           1,004,512     8.766516      8,806,071      -13.53%
                                                        1.05%               8,541     8.751747         74,749      -13.61%
                                                        1.10%           1,224,567     8.744370     10,708,067      -13.66%
                                                        1.15%             361,167     8.736990      3,155,512      -13.70%
                                                        1.20%              23,809     8.729604        207,843      -13.74%
                                                        1.25%              78,312     8.722234        683,056      -13.79%
                                                        1.30%               4,867     8.714853         42,415      -13.83%
                                                        1.35%              39,260     8.707493        341,856      -13.87%
                                                        1.40%             216,117     8.700123      1,880,244      -13.92%
                                                        1.45%             118,089     8.692748      1,026,518      -13.96%
                                                        1.50%              38,958     8.685384        338,365      -14.01%
                                                        1.55%             120,417     8.678037      1,044,983      -14.05%
                                                        1.60%             197,728     8.670678      1,714,436      -14.09%
                                                        1.65%              11,119     8.663319         96,327      -14.14%
                                                        1.70%               1,271     8.655972         11,002      -14.18%
                                                        1.75%               2,986     8.648608         25,825      -14.22%
                                                        1.80%               1,549     8.641266         13,385      -14.27%
                                                        1.85%              17,267     8.633911        149,082      -14.31%
                                                        1.95%               3,448     8.619231         29,719      -14.40%
                                                        2.00%               2,838     8.611900         24,441      -14.44%
                                                        2.10%                 561     8.597219          4,823      -14.53%
                                                        2.15%                 514     8.589893          4,415      -14.57%
                                                        2.25%                 322     8.575236          2,761      -14.66%

                                                         Contract                      Unit         Contract        Total
                                                       Expense Rate*     Units      Fair Value   Owners' Equity    Return**
                                                       -------------   ----------   ----------   ---------------   --------
                                                        0.95% EV***     1,142,611     8.705448         9,946,941   -13.90%
                                                        1.00% EV***         5,778     8.698086            50,258   -13.94%
                                                        1.05% EV***        21,209     8.690730           184,322   -13.98%
                                                        1.10% EV***     1,076,899     8.683377         9,351,120   -14.03%
                                                        1.15% EV***       391,148     8.676028         3,393,611   -14.07%
                                                        1.20% EV***        68,426     8.668662           593,162   -14.11%
                                                        1.25% EV***        52,024     8.661330           450,597   -14.16%
                                                        1.30% EV***        10,753     8.653986            93,056   -14.20%
                                                        1.35% EV***        43,285     8.646643           374,270   -14.25%
                                                        1.40% EV***       126,944     8.639303         1,096,708   -14.29%
                                                        1.45% EV***        22,674     8.631976           195,721   -14.33%
                                                        1.50% EV***        81,382     8.624629           701,890   -14.38%
                                                        1.55% EV***       105,458     8.617311           908,764   -14.42%
                                                        1.60% EV***        40,060     8.609982           344,916   -14.46%
                                                        1.65% EV***         4,539     8.602648            39,047   -14.51%
                                                        1.70% EV***         2,740     8.595325            23,551   -14.55%
                                                        1.75% EV***         3,314     8.588005            28,461   -14.60%
                                                        1.80% EV***         5,174     8.580684            44,396   -14.64%
                                                        1.85% EV***         2,505     8.573379            21,476   -14.68%
                                                        1.95% EV***         9,337     8.558748            79,913   -14.77%
                                                                                                 ---------------

     2002 Reserves for annuity contracts in payout phase: ....................................        23,780,019
                                                                                                 ---------------
     2002 Contract owners' equity.............................................................   $11,867,051,526
                                                                                                 ===============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     AIM VIF - Balanced Fund - Series I Shares
           2002............   0.95% to 1.55%      45,020   $ 8.18 to  8.24    $    369,841       5.12%     -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
           2002............   1.50% to 2.60%     298,956     7.52 to  7.58       2,260,202       0.00%     -24.80% to -24.23% (a)(b)

     AIM VIF - Blue Chip - Series I Shares
           2002............   0.95% to 1.55%      21,069     7.27 to  7.32         153,752       0.00%     -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
           2002............   0.95% to 1.10%       3,915     7.71 to  7.72          30,215       0.00%     -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
           2002............   1.50% to 2.50%      62,716     7.88 to  7.93         495,921       0.00%     -21.25% to -20.71% (a)(b)

     AIM VIF - Core Equity Fund - Series I Shares
           2002............   0.95% to 1.55%       7,344     8.26 to  8.32          60,743       0.72%     -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
           2002............   0.95% to 1.55%      46,242     6.93 to  6.98         321,013       0.78%     -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
           2002............   1.50% to 2.45%      75,225     7.64 to  7.69         576,910       0.61%     -23.57% to -23.07% (a)(b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
           2002............   1.50% to 2.60%     153,160     8.20 to  8.26       1,261,226       0.00%     -18.04% to -17.42% (a)(b)

     Alliance VPSF - Growth & Income Portfolio - Class B
           2002............   1.50% to 2.60%      82,504     7.81 to  7.87         647,929       0.00%     -21.85% to -21.26% (a)(b)

     Alliance VPSF - Premier Growth Portfolio - Class B
           2002............   1.50% to 2.60%     126,001     7.76 to  7.82         983,078       0.00%     -22.36% to -21.77% (a)(b)

     American Century VP - Income & Growth Fund - Class I
           2002............   0.95% to 2.25%  20,008,742     6.71 to  9.81     188,588,661       1.10%     -21.61% to -20.14%
           2001............   0.95% to 2.25%  20,431,056     8.05 to 12.29     243,703,532       0.83%     -10.68% to  -9.23%
           2000............   0.95% to 1.90%  17,654,096     9.56 to 13.54     234,021,547       0.49%     -12.22% to  -9.39% (b)
           1999............   0.95% to 1.80%  10,793,180    10.89 to 15.29     163,760,412       0.01%       8.87% to  16.90% (a)
           1998............   0.95% to 1.20%   3,531,123    12.43 to 13.08      46,170,273       0.95%      24.31% to  25.66% (a)

     American Century VP - Income & Growth Fund - Class II
           2002............   1.50% to 2.60%     157,252     8.13 to  8.20       1,284,778       0.00%     -18.65% to -18.04% (a)(b)

     American Century VP - International Fund - Class I
           2002............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
           2001............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
           2000............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
           1999............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)
           1998............   0.95% to 1.35%   4,403,485    10.90 to 12.06      52,242,164       0.10%       9.05% to  20.62% (a)(b)

     American Century VP - International Fund - Class III
           2002............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R) Fund - Class I
           2002............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R) Fund - Class II
           2002............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - Value Fund - Class I
           2002 ...........   0.95% to 2.25%  30,662,966    9.53 to 12.65      370,626,062      0.88%      -14.98% to -13.45%
           2001 ...........   0.95% to 2.25%  22,460,603   11.16 to 14.65      315,105,611      0.68%        9.91% to  11.74%
           2000 ...........   0.95% to 1.90%   7,758,903   10.16 to 13.15       97,089,073      0.73%       15.91% to  18.56% (b)
           1999 ...........   0.95% to 1.75%   3,621,111    8.78 to 11.26       38,355,931      0.76%      -12.23% to  -1.79% (a)
           1998 ...........   0.95% to 1.25%   2,025,791   10.68 to 11.50       21,650,990      0.24%        3.71% to  14.98% (b)

     American Century VP - Value Fund - Class II
           2002 ...........   1.50% to 2.60%     276,263    8.55 to  8.62        2,374,430      0.00%      -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
           2002 ...........   0.95% to 1.65%     126,777    8.22 to  8.31        1,048,811      0.00%      -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
           2002 ...........   0.95% to 1.70%     141,508    7.88 to  7.95        1,118,486      0.32%      -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
           2002 ...........   0.95% to 1.70%     173,232    8.02 to  8.09        1,397,651      1.85%      -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
           2002 ...........   0.95% to 1.70%     106,392    7.02 to  7.09          750,507      0.00%      -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ...........   0.95% to 1.65%     572,102    6.20 to  7.65        3,626,422      0.00%      -35.25% to -34.78%
           2001 ...........   0.95% to 1.65%     881,184    9.51 to 11.75        8,573,915      0.00%      -29.82% to -29.32%
           2000 ...........   0.95% to 1.65%   1,111,278   13.47 to 16.64       15,252,909      0.00%      -20.27% to -19.71%
           1999 ...........   0.95% to 1.65%   1,263,065   16.80 to 20.76       21,609,694      0.00%       60.80% to  61.95%
           1998 ...........   0.95% to 1.25%     626,202   10.38 to 12.84        6,508,542      0.00%        5.39% to  28.39% (b)

     Credit Suisse Trust - International Focus Portfolio
           2002 ...........   0.95% to 1.65%   1,294,997    6.69 to  7.82        8,745,981      0.00%      -21.23% to -20.67%
           2001 ...........   0.95% to 1.65%   1,823,262    8.44 to  9.88       15,534,586      0.00%      -23.57% to -23.02%
           2000 ...........   0.95% to 1.65%   2,118,432   10.97 to 12.85       23,458,299      0.45%      -27.11% to -26.60%
           1999 ...........   0.95% to 1.65%   2,784,067   14.96 to 17.53       42,336,574      1.11%       50.90% to  51.98%
           1998 ...........   0.95% to 1.10%   1,604,386    9.85 to 11.55       15,824,160      0.99%        4.24% to  15.52% (b)

     Credit Suisse Trust - Large Cap Value Portfolio
           2002 ...........   0.95% to 1.85%   1,401,028    7.47 to 10.22       13,953,162      0.91%      -24.91% to -23.83%
           2001 ...........   0.95% to 1.85%   1,671,364    9.90 to 13.44       21,865,632      0.00%       -1.35% to  -0.02%
           2000 ...........   0.95% to 1.85%   1,602,464    9.98 to 13.46       20,989,398      1.11%        6.96% to  13.89% (b)
           1999 ...........   0.95% to 1.75%   1,518,704    9.34 to 12.50       18,422,357      1.10%       -6.63% to   5.23% (a)
           1998 ...........   0.95% to 1.25%   1,136,934   11.51 to 11.90       13,095,693      1.60%       10.95% to  18.96% (b)

     Dreyfus Emerging Leaders Fund - Service Shares
           2002 ...........   1.50% to 2.35%      38,847    7.64 to  7.68          297,477      0.00%      -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 ...........   0.95% to 2.05%   1,223,668    7.55 to  7.63        9,310,674      0.28%      -24.49% to -23.74% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
           2002 ...........   1.50% to 2.60%      12,952    7.47 to  7.53           97,212      0.03%      -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
           2002 ...........   0.95% to 2.25%  15,948,771    5.41 to  7.99      124,666,691      0.20%      -30.97% to -29.62%
           2001 ...........   0.95% to 2.25%  19,487,708    7.79 to 11.35      217,233,733      0.06%      -24.80% to -23.32%
           2000 ...........   0.95% to 2.00%  19,733,997   10.33 to 14.80      288,435,533      1.03%      -12.80% to -11.10% (b)
           1999 ...........   0.95% to 1.80%   9,959,873   11.86 to 16.79      166,642,025      0.02%       18.60% to  28.84% (a)
           1998 ...........   0.95% to 1.30%   2,978,393   12.75 to 13.03       38,805,598      0.30%       27.55% to  28.15% (a)

     Dreyfus Stock Index Fund - Initial Shares
           2002 ...........   0.95% to 2.25%  95,354,292    5.89 to  9.43      864,619,920      1.33%      -24.49% to -23.10%
           2001 ...........   0.95% to 2.25%  99,494,839    7.77 to 12.27    1,183,396,916      1.08%      -14.51% to -13.02%
           2000 ...........   0.95% to 2.00%  90,529,551    9.60 to 14.10    1,249,785,744      1.03%      -10.95% to  -8.73% (b)
           1999 ...........   0.95% to 1.80%  59,725,013   10.79 to 15.69      929,607,321      1.14%        7.87% to  19.46% (a)
           1998 ...........   0.95% to 1.35%  23,720,923   12.36 to 13.14      311,454,664      1.39%       23.63% to  26.99% (a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                      Investment
                                Expense                         Unit            Contract        Income           Total
                                 Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 ...........   0.95% to 2.25%  14,518,204    7.04 to 10.64      147,581,762      1.12%      -18.97% to -17.51%
           2001 ...........   0.95% to 2.25%  14,326,910    8.65 to 12.90      178,390,661      0.86%      -11.54% to -10.18%
           2000 ...........   0.95% to 1.95%  12,683,936    9.91 to 14.36      178,274,135      0.68%       -2.57% to  -1.59% (a)
           1999 ...........   0.95% to 1.75%  11,442,779   10.18 to 14.60      165,362,030      0.82%        1.81% to  10.40% (a)
           1998 ...........   0.95% to 1.35%   4,345,650   12.20 to 13.22       57,411,989      1.02%       22.04% to  28.98%

     Dreyfus VIF - Appreciation Portfolio - Service Shares
           2002 ...........   1.50% to 2.50%     120,876    8.30 to  8.36        1,007,673      1.83%      -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2002 ...........   0.95% to 1.40%      27,276    7.59 to  8.54          210,757      0.04%      -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ...........   0.95% to 1.55%       8,057    8.68 to  8.74           70,197      1.70%      -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
           2002 ...........   1.50% to 2.20%      16,666    8.02 to  8.06          134,110      0.00%      -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
           2002 ...........   1.50% to 2.60%      54,725    8.08 to  8.14          444,085      0.00%      -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     118,039    9.53 to  9.60        1,130,291      0.00%       -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
           2002 ...........   0.95% to 2.25%  33,983,812   11.56 to 12.43      416,870,120      2.89%        6.38% to   8.27%
           2001 ...........   0.95% to 2.25%  20,337,003   10.94 to 11.48      231,280,234      1.56%        5.41% to   6.98%
           2000 ...........   0.95% to 1.90%   6,068,734   10.42 to 10.73       64,748,537      0.42%        8.36% to   9.68% (b)
           1999 ...........   0.95% to 1.65%     759,757    9.76 to  9.81        7,446,933      0.00%       -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
           2002 ...........   1.50% to 2.60%     393,660   10.59 to 10.67        4,192,600      0.00%        5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  60,212,580    7.41 to 10.24      600,903,507      1.61%      -19.24% to -17.79%
           2001 ..........    0.95% to 2.25%  54,589,794    9.12 to 12.48      665,304,573      1.40%       -7.60% to  -6.00%
           2000 ...........   0.95% to 1.90%  39,698,766    9.90 to 13.31      515,176,445      1.36%        6.37% to  10.72% (b)
           1999 ...........   0.95% to 1.80%  30,054,428    9.30 to 12.44      362,084,796      1.12%       -6.96% to   5.25% (a)
           1998 ..........    0.95% to 1.30%  17,214,677   11.41 to 11.85      196,573,058      0.22%       10.37% to  18.50% (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     443,769     8.12 to 8.18        3,622,751      0.00%      -18.80% to -18.19% (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
           2002 ...........   0.95% to 2.20%  60,318,635     5.87 to 9.35      534,138,053      0.15%      -32.14% to -30.86%
           2001 ...........   0.95% to 2.20%  69,067,055    8.59 to 13.52      892,510,436      0.00%      -19.96% to -18.51%
           2000 ...........   0.95% to 1.95%  64,931,577   10.75 to 16.59    1,041,161,720      0.07%      -14.41% to -11.91% (a)
           1999 ...........   0.95% to 1.80%  32,663,001   12.31 to 18.83      608,360,294      0.07%       23.14% to  35.98% (a)
           1998               0.95% to 1.30%   7,899,479   12.91 to 13.85      109,329,873      0.05%       29.13% to  38.05% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
           2002 ...........   1.50% to 2.60%     202,676    7.38 to  7.44        1,504,242      0.00%      -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
           2002 ...........   0.95% to 2.25%  26,938,971    6.37 to  7.69      195,766,587      9.64%        0.83% to   2.63%
           2001 ...........   0.95% to 2.20%  25,533,687    6.29 to  7.51      179,983,516     13.15%      -14.04% to -12.74%
           2000 ...........   0.95% to 1.90%  21,554,542    7.33 to  8.62      172,868,705      6.89%      -24.08% to -22.41% (b)
           1999 ...........   0.95% to 1.65%  18,906,184   10.24 to 11.26      196,340,693      6.66%        6.29% to   7.05%
           1998 ...........   0.95% to 1.35%  10,786,672   9.58 to  10.53      103,387,119      1.15%       -5.43% to   5.31% (b)

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract         Income           Total
                                  Rate*         Units        Fair Value      Owners'Equity      Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Overseas Portfolio - Service Class
           2002............   0.95% to 2.20%   7,674,047    6.17 to  8.42       59,763,768      0.79%      -22.25% to -21.10%
           2001............   0.95% to 2.20%  10,843,987    7.92 to 10.69      107,319,995      5.59%      -23.21% to -22.03%
           2000............   0.95% to 1.90%   9,861,467   10.34 to 13.73      124,962,270      1.34%      -20.68% to -16.44% (b)
           1999............   0.95% to 1.70%   5,905,382   13.06 to 17.17       92,437,608      0.72%       30.59% to  41.11% (a)
           1998............   0.95% to 1.20%   2,378,636   11.03 to 12.19       26,272,536      0.29%       11.46% to  21.87% (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2002............   1.50% to 2.60%     202,377    7.66 to  7.72        1,557,719      0.00%      -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
           2002............   0.95% to 2.25%   2,316,895    7.65 to  7.75       17,918,637      0.00%      -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
           2002............   0.95% to 2.40%  45,313,610    6.92 to 11.34      503,327,033      0.72%      -12.03% to -10.29%
           2001............   0.95% to 2.25%  44,175,712    7.82 to 12.64      551,070,400      0.67%      -14.60% to -13.20%
           2000............   0.95% to 2.00%  42,190,841   10.31 to 14.56      609,378,308      0.30%       -8.88% to  -7.60% (a)
           1999............   0.95% to 1.80%  27,031,979   11.27 to 15.76      424,819,685      0.25%       12.71% to  22.97% (a)
           1998............   0.95% to 1.30%  10,045,452   12.60 to 12.81      128,667,017      0.09%       25.98% to  28.70% (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
           2002............   1.50% to 2.60%     337,942    8.56 to  8.63        2,907,598      0.00%      -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
           2002............   0.95% to 2.20%  12,480,171    5.09 to  7.12       86,958,330      0.95%      -23.86% to -22.66%
           2001............   0.95% to 2.20%  15,069,734    6.67 to  9.20      136,159,773      0.25%      -16.62% to -15.26%
           2000............   0.95% to 1.95%  16,526,979    8.02 to 10.86      177,419,391      1.25%      -18.66% to -15.47% (b)
           1999............   0.95% to 1.80%  15,778,839    9.86 to 13.24      208,028,456      0.69%       -1.37% to   3.19% (a)
           1998............   0.95% to 1.20%   7,846,207   12.31 to 12.83      100,601,546      0.13%       23.08% to  24.22% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
           2002............   1.50% to 2.60%     211,852    8.50 to  8.57        1,810,462      0.00%      -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2002............   0.95% to 2.20%     897,365    7.37 to  7.46        6,681,297      0.00%      -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
           2002............   1.50% to 2.60%      59,983    7.42 to  7.48          447,622      0.00%      -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
           2002............   0.95% to 2.00%      21,602    8.81 to  8.94          191,806      0.00%      -20.25% to -19.40%
           2001............   0.95% to 2.00%         748   11.05 to 11.09            8,286      0.00%       10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        8.87               443,500      0.00%            -18.62%
           2001............       0.00%           50,000       10.90               545,000      0.00%              9.00%      (a)(b)

     First Horizon Growth & Income Portfolio
           2002............   0.95% to 2.00%     140,512    7.41 to  7.52        1,051,904      0.37%      -27.59% to -26.81%
           2001............   0.95% to 2.00%      10,994   10.24 to 10.27          112,875      0.15%        2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
           2002............       0.00%           50,000        7.44               371,962      0.37%            -26.11%
           2001............       0.00%           50,000       10.07               503,392      0.15%              0.70%      (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
           2002............   0.95% to 2.25%   4,287,245    5.91 to  7.91       33,188,223      1.31%      -27.24% to -25.86%
           2001............   0.95% to 2.10%   4,369,756    8.09 to 10.70       45,828,137      1.35%      -14.24% to -12.99%
           2000............   0.95% to 1.80%   4,254,272    9.46 to 12.33       51,284,501      0.99%      -14.80% to -11.47% (a)
           1999............   0.95% to 1.75%   1,974,334   10.78 to 13.96       26,887,622      0.36%        7.75% to  17.37% (a)
           1998............   0.95% to 1.20%   1,104,160   11.57 to 11.93       12,791,973      1.13%       13.93% to  19.28% (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income          Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
           2002 ...........   0.95% to 2.25%  14,362,198    8.84 to 13.65      183,719,797      0.39%      -17.61% to -16.11%
           2001 ...........   0.95% to 2.25%  10,642,272   10.68 to 16.30      162,769,286      0.49%       -3.99% to  -2.25%
           2000 ...........   0.95% to 1.90%   5,685,234   12.94 to 16.70       88,889,726      0.70%       10.70% to  14.12% (a)
           1999 ...........   0.95% to 1.65%   1,114,320   13.05 to 14.65       14,741,417      0.24%       18.93% to  19.77%
           1998 ...........   0.95% to 1.15%     663,438   10.91 to 12.25        7,244,061      1.09%        9.64% to  22.54% (b)

     Gartmore GVIT Emerging Markets Fund - Class I
           2002 ...........   0.95% to 2.05%     515,037    5.71 to  6.85        3,389,175      0.22%      -17.20% to -16.04%
           2001 ...........   0.95% to 1.85%     688,788    6.90 to  8.16        5,327,512      0.47%       -7.52% to  -6.09%
           2000 ...........   0.95% to 1.40%      12,616    7.47 to  8.69          104,867      0.00%      -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
           2002 ...........   0.95% to 2.25%   1,318,331    7.45 to  7.52        9,892,328      0.36%      -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
           2002 ...........   0.95% to 2.20%  13,477,703    8.90 to 10.49      137,551,122      8.60%        0.65% to   2.24%
           2001 ...........   0.95% to 2.20%   9,462,395    8.82 to 10.26       95,231,351     10.09%        1.53% to   3.22%
           2000 ...........   0.95% to 1.80%   5,607,801    8.71 to  9.94       55,267,328     10.25%       -9.92% to  -8.24% (b)
           1999 ...........   0.95% to 1.65%   4,575,210   10.48 to 10.94       49,937,862      9.38%        1.49% to   2.21%
           1998 ...........   0.95% to 1.25%   2,804,269   10.34 to 10.70       29,999,539      7.60%        3.39% to   5.59% (a)(b)

     Gartmore GVIT Global Financial Services Fund - Class III
           2002 ...........   0.95% to 2.00%     268,594    8.71 to  8.84        2,369,793      0.15%      -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class III
           2002 ...........   0.95% to 2.60%     966,515    8.33 to  8.47        8,156,119      0.00%      -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ...........   0.95% to 2.20%   1,513,650    1.88 to  2.35        3,100,271      0.66%      -44.20% to -43.33%
           2001 ...........   0.95% to 2.20%   2,521,408    3.35 to  4.19        9,096,947      0.00%      -44.30% to -43.27%
           2000 ...........   0.95% to 1.70%     873,079    5.99 to  7.45        5,540,292      0.00%      -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
           2002 ...........   0.95% to 2.20%     511,430    7.07 to  7.14        3,648,433      0.40%      -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class III
           2002 ...........   0.95% to 2.05%      97,862    7.84 to  7.96          775,686      1.27%      -21.58% to -20.43% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
           2002 ...........   0.95% to 2.25%  77,981,271   11.77 to 13.78    1,011,348,469      4.58%        8.08% to   9.93%
           2001 ...........   0.95% to 2.25%  51,441,846   10.89 to 12.53      614,717,734      5.32%        4.45% to   6.23%
           2000 ...........   0.95% to 1.80%  30,078,962   10.46 to 11.80      345,720,403      5.66%       10.52% to  11.49% (b)
           1999 ...........   0.95% to 1.75%  23,054,707    9.45 to 10.58      241,727,766      5.89%       -3.96% to  -2.68% (b)
           1998 ...........   0.95% to 1.30%  12,410,861    9.85 to 10.94      135,739,659      5.86%       -1.48% to   7.87% (a)(b)

     Gartmore GVIT Government Bond Fund - Class II
           2002 ...........   1.50% to 2.60%     945,128   10.66 to 10.74       10,126,255      2.83%        6.58% to   7.38% (a)(b)

     Gartmore GVIT Growth Fund - Class I
           2002 ...........   0.95% to 2.05%  16,188,470    3.42 to  5.05       79,642,219      0.00%      -30.60% to -29.40%
           2001 ...........   0.95% to 1.90%  19,812,385    4.93 to  7.15      138,671,512      0.00%      -30.07% to -28.82%
           2000 ...........   0.95% to 1.90%  23,423,007    7.00 to 10.05      232,073,777      0.19%      -27.85% to -25.96% (b)
           1999 ...........   0.95% to 1.80%  24,935,324    9.70 to 13.81      341,934,234      0.70%       -2.99% to   3.29% (a)
           1998 ...........   0.95% to 1.35%  14,630,148   12.39 to 13.37      195,527,482      0.76%       23.91% to  28.73% (a)

     Gartmore GVIT ID Aggressive Fund
           2002 ...........   0.95% to 2.60%   1,544,512    8.10 to  8.26       12,699,362      1.09%      -19.92% to -17.42% (a)(b)

     Gartmore GVIT ID Conservative Fund
           2002 ...........   0.95% to 2.60%   6,278,984    9.80 to  9.96       62,335,100      2.54%       -1.97% to  -0.39% (a)(b)

     Gartmore GVIT ID Moderate Fund
           2002 ...........   0.95% to 2.60%  13,348,727    8.91 to  9.06      120,505,145      1.68%      -11.18% to  -9.41% (a)(b)

                                 Contract                                                     Investment
                                 Expense                         Unit           Contract       Income          Total
                                  Rate*          Units        Fair Value     Owners' Equity    Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT ID Moderately Aggressive Fund
           2002 ...........   0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920      1.32%      -16.08% to -13.89% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
           2002 ...........   0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135      2.11%       -5.96% to  -4.43% (a)(b)

     Gartmore GVIT International Growth Fund - Class I
           2002 ...........   0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351      0.00%      -25.80% to -24.83%
           2001 ...........   0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220      0.25%      -30.28% to -29.33%
           2000 ...........   0.95% to 1.45%       43,902    8.58 to  9.23         403,432      0.00%       -7.93% to  -7.71% (a)(b)

     Gartmore GVIT International Growth Fund - Class III
           2002 ...........   0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407      0.00%      -22.76% to -22.14% (a)(b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ...........   0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438      2.20%      -14.67% to -13.15%
           2001 ...........   0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293      2.33%       -5.92% to  -4.59%
           2000 ...........   0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157      2.82%       -2.31% to  -1.29% (a)
           1999 ...........   0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923      3.74%       -5.19% to  -0.09% (a)
           1998 ...........   0.95% to 1.30%    3,613,586   10.68 to 10.84      39,173,072      3.41%        6.76% to   7.73% (a)(b)

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
           2002 ...........   0.95% to 2.60%   13,884,968   10.89 to 11.96     163,062,295      5.45%        4.42% to   6.19%
           2001 ...........   0.95% to 2.20%   11,028,888   10.39 to 11.29     122,424,789      5.69%        1.81% to   3.19%
           2000 ...........   0.95% to 1.80%    8,741,582   10.27 to 10.97      94,348,851      6.46%        3.82% to   4.96% (b)
           1999 ...........   0.95% to 1.65%    5,745,756   10.22 to 10.51      59,321,062      6.46%       -0.12% to   0.59%
           1998 ...........   0.95% to 1.30%    3,410,265   10.24 to 10.48      34,953,837      6.42%        1.52% to   4.75% (b)

     Gartmore GVIT Money Market Fund - Class I
           2002 ...........   0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990      1.18%       -1.31% to   0.25%
           2001 ...........   0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895      3.10%        1.13% to   2.61%
           2000 ...........   0.95% to 1.90%   72,240,743   10.61 to 12.52     808,084,077      5.12%        3.68% to   5.02%
           1999 ...........   0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605      4.64%        2.06% to   3.85% (a)(b)
           1998 ...........   0.95% to 1.35%   18,220,141   10.09 to 10.50     191,311,361      5.42%        0.89% to   4.27% (a)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 ...........        1.25%              355        8.38                2,975      0.54%      -16.18%            (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
           2002 ...........   0.95% to 2.20%      675,300    9.03 to  9.16       6,165,014      1.34%       -9.72% to  -8.43% (a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 ...........   0.95% to 1.80%    1,421,331    6.29 to  9.39      10,832,478      0.03%      -26.99% to -26.07%
           2001 ...........   0.95% to 1.80%    1,814,381    8.58 to 12.72      18,783,461      0.48%       -5.30% to  -4.18%
           2000 ...........   0.95% to 1.80%    2,045,136    9.03 to 13.29      22,067,980      1.00%        5.68% to   7.80% (b)
           1999 ...........   0.95% to 1.80%    1,453,492    8.54 to 12.49      14,280,867      0.82%      -14.58% to  -3.99% (a)
           1998 ...........   0.95% to 1.30%    1,348,528   10.08 to 13.03      13,606,736      0.91%       -0.66% to  30.29% (b)

     Gartmore GVIT Small Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%    7,239,678    4.39 to  9.87      70,683,692      0.00%      -35.14% to -33.92%
           2001 ...........   0.95% to 2.20%    7,019,483   14.37 to 14.94     104,113,801      0.00%      -13.15% to -11.69%
           2000 ...........   0.95% to 2.00%    4,035,275   16.55 to 16.92      68,033,571      0.00%      -22.63% to -16.96% (a)
           1999 ...........   0.95% to 1.70%      599,267   20.27 to 20.37      12,202,524      0.00%      102.71% to 103.72% (a)(b)
        Initial Funding Deposit
           2000 ...........        0.00%          100,000       17.19            1,718,630      0.00%      -16.17%
           1999 ...........        0.00%          100,000       20.50            2,050,126      0.00%      103.72%            (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
           2002 ...........   1.50% to 2.60%       62,244    7.13 to  7.18         446,027      0.00%      -28.70% to -28.16% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
           2002 ...........   0.95% to 2.40%   20,923,018    9.81 to 16.47     287,510,313      0.01%      -29.29% to -27.86%
           2001 ...........   0.95% to 2.25%   20,396,752   13.77 to 22.87     383,267,849      0.04%       24.96% to  27.05%
           2000 ...........   0.95% to 1.90%    9,836,911   12.77 to 18.03     139,794,131      0.00%        9.21% to  10.86%
           1999 ...........   0.95% to 1.70%    5,606,042   11.70 to 16.39      68,966,902      0.00%       16.97% to  26.62% (a)
           1998 ...........   0.95% to 1.25%    3,150,457    9.42 to 12.96      29,728,543      0.00%       -4.08% to  29.64% (b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                         Unit          Contract         Income         Total
                                  Rate*         Units         Fair Value     Owners'Equity      Ratio**       Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Gartmore GVIT Small Cap Value Fund - Class II
           2002 ...........   1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%      -29.47% to -28.93% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
           2002 ...........   0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%      -19.60% to -18.11%
           2001 ...........   0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%       -9.27% to  -7.60%
           2000 ...........   0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%        0.42% to   7.87% (a)
           1999 ...........   0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%       41.15% to  42.65% (a)
           1998 ...........   0.95% to 1.30%   4,472,890     9.61 to 12.12     43,011,423       0.00%       -0.05% to  21.23% (b)

     Gartmore GVIT Small Company Fund - Class II
           2002 ...........   1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%      -22.38% to -21.79% (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
           2002 ...........   0.95% to 2.25%   8,014,482     3.21 to  8.32     62,837,582       0.00%      -38.83% to -37.61%
           2001 ...........   0.95% to 2.05%   9,802,628     8.27 to 13.35    123,698,577       0.00%      -32.22% to -30.98%
           2000 ...........   0.95% to 2.00%   9,594,512    12.15 to 19.37    175,055,203       0.00%      -23.46% to -16.18% (a)
           1999 ...........   0.95% to 1.70%   4,077,933    14.66 to 23.15     87,324,703       0.00%       46.58% to  83.00% (a)
           1998 ...........   0.95% to 1.30%     754,465    11.57 to 12.67      8,737,476       0.00%       13.39% to  26.69% (b)

     Gartmore GVIT Total Return Fund - Class I
           2002 ...........   0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%      -19.47% to -18.14%
           2001 ...........   0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%      -14.10% to -12.66%
           2000 ...........   0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%       -3.87% to  -0.48% (b)
           1999 ...........   0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%       -1.55% to   5.93% (a)
           1998 ...........   0.95% to 1.35%  23,870,942    11.96 to 11.99    285,881,294       1.17%       16.84% to  19.93% (b)

     Gartmore GVIT Total Return Fund - Class II
           2002 ...........   1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%      -19.88% to -19.27% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
           2002 ...........   0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%      -44.37% to -43.40%
           2001 ...........   0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%      -40.83% to -39.61%
           2000 ...........   0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%      -36.87% to -36.70% (a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
           2002 ...........   0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%      -25.70% to -24.94% (a)(b)

     Gartmore GVIT U.S. Growth Leaders Fund - Class III
           2002 ...........   0.95% to 2.60%     525,137     7.40 to  7.51      3,932,114       0.00%      -26.04% to -24.87% (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 ...........   0.95% to 2.20%   3,092,482     5.54 to  7.63     22,647,345       1.21%      -27.44% to -26.10%
           2001 ...........   0.95% to 2.20%   3,514,002     7.59 to 10.34     35,384,282       1.76%      -20.84% to -19.59%
           2000 ...........   0.95% to 1.90%   3,553,915     9.62 to 12.87     44,601,063       0.91%      -13.89% to -11.79% (b)
           1999 ...........   0.95% to 1.55%   2,562,069    14.25 to 14.85     37,100,378       0.33%       21.02% to  21.76%
           1998 ...........   0.95% to 1.25%   1,260,860    11.75 to 12.21     15,026,672       1.83%       17.45% to  22.12% (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%  38,006,657     5.06 to  8.02    228,220,423       0.30%      -18.27% to -16.73%
           2001 ...........   0.95% to 2.20%  45,531,568     6.17 to  9.68    331,633,875       0.87%      -23.91% to -22.58%
           2000 ...........   0.95% to 2.00%  40,005,824     8.10 to 12.59    378,790,232       1.40%      -19.43% to -18.36% (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
           2002 ...........   0.95% to 2.25%   1,620,570     7.03 to  7.11     11,490,667       0.00%      -29.66% to -28.90% (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
           2002 ...........   0.95% to 2.20%  24,072,809     2.25 to  2.37     56,417,204       0.00%      -42.53% to -41.49%
           2001 ...........   0.95% to 2.20%  37,284,126     3.91 to  4.05    149,944,155       0.59%      -39.16% to -37.92%
           2000 ...........   0.95% to 2.00%  34,729,247     6.43 to  6.52    226,058,716       1.21%      -35.68% to -34.75% (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
           2002 ...........   0.95% to 2.20%   3,951,071     7.67 to  7.76     30,585,952       0.39%      -23.27% to -22.41% (a)(b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Janus AS - International Growth Portfolio - Service Shares
           2002 ...........   0.95% to 2.25%   22,978,097    4.40 to  7.95    123,326,217        0.59%     -27.71% to -26.46%
           2001 ...........   0.95% to 2.25%   33,201,893    6.06 to 10.88    243,618,255        0.69%     -25.52% to -24.16%
           2000 ...........   0.95% to 2.00%   29,890,055    8.13 to 14.44    290,088,960        7.16%     -19.01% to -17.99% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ...........   1.50% to 2.60%      187,101    7.04 to  7.10      1,324,318        0.00%     -29.57% to -29.04% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
           2002 ...........   1.50% to 2.50%       55,031    7.42 to  7.47        409,770        0.00%     -25.83% to -25.32% (a)(b)

     MFS(R) VIT - Value Series - Service Class
           2002 ...........   1.50% to 2.60%      126,768    8.25 to  8.32      1,052,083        0.00%     -17.45% to -16.83% (a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       33,884    9.75 to  9.82        331,753        0.00%      -2.53% to  -1.80% (a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
           2002 ...........   1.50% to 2.60%       10,974   10.80 to 10.88        118,987        0.00%       7.98% to   8.80% (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2002 ...........   0.95% to 2.25%    8,581,564    6.81 to 11.10     89,348,086        0.74%     -28.20% to -27.15%
           2001 ...........   0.95% to 2.25%    8,329,535    9.47 to 15.24    120,350,763        0.40%      -3.80% to  -2.45%
           2000 ...........   0.95% to 1.80%    5,437,338    9.89 to 15.62     82,601,518        0.48%      -0.68% to   1.70% (b)
           1999 ...........   0.95% to 1.70%    4,217,877    9.97 to 15.60     64,797,337        0.28%      -0.31% to  13.84% (a)
           1998 ...........   0.95% to 1.20%    2,362,938   12.31 to 13.70     32,358,201        0.01%      23.08% to  30.42% (a)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
           2002 ...........   0.95% to 2.25%   13,997,826    4.21 to 11.78    147,934,257        0.00%     -31.31% to -30.01%
           2001 ...........   0.95% to 2.25%   16,244,793    6.09 to 16.84    248,709,387        0.00%     -26.64% to -25.37%
           2000 ...........   0.95% to 2.00%   13,579,156   13.50 to 22.56    285,075,146        0.00%     -17.27% to  -8.34% (a)
           1999 ...........   0.95% to 1.70%    4,329,553   15.26 to 24.61    104,083,996        0.00%      51.35% to  52.64% (b)
           1998 ...........   0.95% to 1.20%    1,757,463   13.70 to 16.14     28,359,138        0.02%      37.03% to  40.78% (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
           2002 ...........   0.95% to 2.20%    9,838,338    6.58 to  9.04     81,171,261        0.59%     -25.98% to -24.86%
           2001 ...........   0.95% to 2.20%   10,900,243    8.87 to 12.05    119,317,746        0.37%      -5.14% to  -3.76%
           2000 ...........   0.95% to 1.90%   10,654,857    9.41 to 12.54    120,163,492        0.74%      -1.00% to   1.08% (b)
           1999 ...........   0.95% to 1.70%   11,409,549    9.50 to 12.59    127,598,105        1.12%      -4.95% to   6.35% (a)
           1998 ...........   0.95% to 1.30%   10,417,953   10.45 to 11.86    108,935,534        0.18%       3.11% to  18.58% (b)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   18,771,046    6.60 to 10.21    168,831,018        0.68%     -29.85% to -28.48%
           2001 ...........   0.95% to 2.20%   22,119,714    9.35 to 14.29    277,146,600        0.94%     -33.27% to -31.93%
           2000 ...........   0.95% to 1.95%   22,357,402   14.00 to 21.03    407,410,310        0.00%     -23.80% to -12.08% (a)
           1999 ...........   0.95% to 1.75%    7,360,964   16.07 to 23.95    147,333,356        0.00%      60.65% to  81.86% (a)
           1998 ...........   0.95% to 1.30%    2,580,872   10.60 to 13.19     27,386,709        0.07%      11.18% to  31.92% (b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........   0.95% to 2.25%   34,239,324    5.94 to 11.45    366,481,742        0.60%     -28.93% to -27.55%
           2001 ...........   0.95% to 2.25%   33,328,767    8.31 to 15.83    493,623,497        0.59%     -15.02% to -13.41%
           2000 ...........   0.95% to 1.95%   25,624,577   12.49 to 18.31    437,642,495        0.10%      -2.74% to  -1.17% (a)
           1999 ...........   0.95% to 1.80%   10,136,550   12.75 to 18.56    172,841,600        0.18%      27.51% to  40.31% (a)
           1998 ...........   0.95% to 1.30%    3,425,711   12.06 to 13.24     41,340,619        0.18%      22.70% to  32.45% (b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      357,291    7.79 to  7.85      2,797,449        0.00%     -22.12% to -21.53% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........   0.95% to 2.40%   26,384,682    6.19 to 10.02    185,709,706        0.48%     -24.41% to -22.88%
           2001 ...........   0.95% to 2.25%   15,482,090    8.13 to 13.06    144,367,444        0.48%     -14.49% to -12.88%
           2000 ...........   0.95% to 1.80%    4,293,663    9.48 to 15.07     46,647,108        0.00%      -5.30% to  -4.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
           2002 ...........   1.50% to 2.60%      458,129    7.64 to  7.69      3,515,564        0.00%     -23.65% to -23.07% (a)(b)

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract        Income           Total
                                 *Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002............   0.95% to 2.25%  35,365,474     6.25 to  9.56    311,700,007        0.76%     -21.00% to -19.57%
           2001............   0.95% to 2.25%  35,201,321     7.87 to 11.91    385,779,153        0.52%     -12.45% to -11.02%
           2000............   0.95% to 2.00%  27,040,315     9.64 to 13.40    330,463,265        0.28%     -10.51% to  -9.61% (a)(b)
           1999............   0.95% to 1.80%  10,862,731    10.78 to 14.85    141,609,841        0.27%       7.77% to  20.55% (a)
           1998............   0.95% to 1.30%   4,853,931    10.63 to 12.34     51,643,553        0.06%       3.60% to  23.41% (b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
           2002............   1.50% to 2.60%     337,974     7.98 to  8.04      2,713,291        0.00%     -20.16% to -19.56% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
           2002............   1.50% to 2.60%      88,463    10.20 to 10.27        906,399        0.00%       1.97% to   2.73% (a)(b)

     Strong Opportunity Fund II, Inc.
           2002............   0.95% to 2.25%  21,318,993     6.56 to  8.50    151,933,095        0.45%     -28.86% to -27.51%
           2001............   0.95% to 2.25%  16,359,581     9.16 to 11.78    163,544,166        0.67%     -6.18%  to  -4.62%
           2000............   0.95% to 1.75%   3,695,486     9.74 to 12.38     39,322,799        0.00%     -2.63%  to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
           2002............   0.95% to 2.20%   4,715,758     6.11 to 13.42     38,558,378        0.22%      -5.21% to  -3.82%
           2001............   0.95% to 2.20%   5,140,281     6.36 to 13.97     43,776,940        0.00%      -4.43% to  -2.75%
           2000............   0.95% to 1.95%   3,907,642     6.55 to 14.39     32,283,680        0.00%     -43.76% to -42.42% (a)
           1999............   0.95% to 1.70%   2,765,675    11.38 to 25.03     34,675,770        0.00%      55.97% to  98.38%
           1998............   0.95% to 1.20%     822,344     5.74 to 12.63      4,734,741        0.38%     -34.82% to  26.34% (b)

     Van Eck WIT - Worldwide Hard Assets Fund
           2002............   0.95% to 2.20%   2,012,923     6.90 to 11.83     17,167,415        0.68%      -5.33% to  -3.76%
           2001............   0.95% to 1.90%   1,232,877     7.17 to 12.32     11,026,142        0.98%     -12.52% to -11.30%
           2000............   0.95% to 1.85%   1,025,479     8.09 to 13.92      9,748,397        0.88%       7.96% to  10.35% (a)
           1999............   0.95% to 1.70%     823,965     7.34 to 12.65      6,781,017        0.74%      -0.13% to  19.85% (a)
           1998............   0.95% to 1.10%     333,288     6.13 to  9.92      2,047,556        0.22%     -31.69% to  -0.81% (b)

     Van Kampen LIT - Comstock Portfolio - Class II
           2002............   1.50% to 2.60%     573,556     7.99 to  8.05      4,601,870        0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
           2002............   1.50% to 2.60%     124,303     7.21 to  7.26        900,847        0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2002............   0.95% to 2.25%   2,957,540    12.27 to 18.89     45,084,271        9.57%       6.64% to   8.18%
           2001............   0.95% to 2.20%   1,489,717    11.36 to 17.49     20,064,521        9.54%       7.59% to   9.05%
           2000............   0.95% to 1.80%   1,404,273    10.42 to 16.06     17,291,284       14.68%       9.39% to  10.33%
           1999............   0.95% to 1.65%     665,923     9.46 to 14.58      6,712,494       15.87%      27.24% to  28.15%
           1998............   0.95% to 1.25%     439,303     7.39 to 11.40      3,251,340       22.48%     -29.13% to  14.00% (b)

     Van Kampen UIF - Mid Cap Growth Portfolio
           2002............   0.95% to 2.20%   2,485,863     3.98 to  5.95     11,023,512        0.00%     -32.82% to -31.81%
           2001............   0.95% to 2.20%   2,212,771     5.92 to  8.78     15,015,187        0.00%     -31.07% to -29.99%
           2000............   0.95% to 1.80%     829,289     8.59 to 12.63      7,776,467        0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2002............   0.95% to 2.60%  12,444,223    11.69 to 13.80    156,001,009        3.80%      -3.58% to  -1.73%
           2001............   0.95% to 2.25%   7,976,411    11.90 to 14.08    101,307,071        4.43%       6.99% to   8.79%
           2000............   0.95% to 1.85%   5,684,629    10.95 to 12.97     65,598,414       30.00%       3.80% to  23.30% (a)(b)
           1999............   0.95% to 1.75%   2,410,127     8.64 to 10.25     21,151,808        6.01%      -9.90% to  -4.29% (a)
           1998............   0.95% to 1.20%   1,990,026     9.04 to 10.74     18,011,189        0.11%     -12.55% to   7.41% (b)

     Victory VIF - Diversified Stock Fund Class A Shares
           2002............   0.95% to 1.70%   1,999,385     7.12 to  7.47     14,643,829        0.57%     -25.15% to -24.17%
           2001............   0.95% to 1.85%   1,904,812     9.47 to  9.85     18,485,547        0.45%      -2.00% to  -0.64%
           2000............   0.95% to 1.70%   1,212,730     9.69 to  9.91     11,900,334        0.88%      -2.76% to  -0.86% (b)
           1999............   1.20% to 1.65%     300,753    10.04 to 10.06      3,025,490        0.69%       0.37% to   0.60% (a)(b)

                                 Contract                                                     Investment
                                 Expense                        Unit            Contract        Income           Total
                                  Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                              -------------   -----------   --------------   --------------   ----------   -----------------
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000          7.68            768,437        0.57%          -23.00%
           2001 ...........       0.00%          100,000         10.04          1,003,746        0.45%            0.32%
           2000 ...........       0.00%          100,000         10.01          1,000,543        0.88%           -1.14%
           1999 ...........       0.00%          100,000         10.12          1,012,089        0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A   Shares
           2002 ...........   1.20% to 1.65%      76,741    12.17 to 12.36        948,193        3.93%       7.40% to   7.89%
           2001 ...........   1.20% to 1.65%      99,584    11.33 to 11.46      1,140,757        4.71%       4.72% to   5.20%
           2000 ...........   1.20% to 1.65%     105,233    10.82 to 10.89      1,146,117        6.15%       9.20% to   9.70%
           1999 ...........   1.20% to 1.65%      73,535     9.91 to  9.93        730,246        3.59%      -0.91% to  -0.69%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         12.94          1,293,627        3.98%            9.00%
           2001 ...........       0.00%          100,000         11.85          1,184,653        4.71%            6.49%
           2000 ...........       0.00%          100,000         11.12          1,112,472        6.15%           11.02%
           1999 ...........       0.00%          100,000         10.02          1,002,086        3.59%           -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
           2002 ...........   0.95% to 1.65%     146,933     9.79 to 10.27      1,487,367        0.26%      -7.10% to  -6.05%
           2001 ...........   0.95% to 1.70%     141,148    10.45 to 10.96      1,534,718        0.26%      -8.22% to  -7.11%
           2000 ...........   0.95% to 1.70%      95,770    11.28 to 11.83      1,128,678        0.55%      11.96% to  19.53%
           1999 ...........   1.20% to 1.65%      37,943     9.87 to  9.90        375,489        0.95%      -1.26% to  -1.03%(a)(b)
        Initial Funding by Depositor
           2002 ...........       0.00%          100,000         10.71          1,071,462        0.26%           -5.00%
           2001 ...........       0.00%          100,000         11.30          1,129,641        0.26%           -6.21%
           2000 ...........       0.00%          100,000         12.04          1,204,437        0.55%           20.97%
           1999 ...........       0.00%          100,000          9.96            995,651        0.95%           -0.43%

     W & R Target Funds - Asset Strategy Portfolio
           2002 ...........   0.95% to 2.25%   8,461,395     9.00 to  9.47     79,519,856        2.02%       0.75% to   2.30%
           2001 ...........   0.95% to 2.10%   4,760,507     8.93 to  9.26     43,898,837        4.60%     -12.00% to -10.33%(b)
           2000 ...........   0.95% to 1.40%       1,854    10.38 to 10.38         19,241        0.00%       3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
           2002 ...........   0.95% to 2.25%   6,794,609     8.29 to  8.65     58,373,099        2.08%     -10.59% to  -9.28%
           2001 ...........   0.95% to 2.10%   4,847,216     9.28 to  9.54     46,069,854        4.84%      -8.17% to  -6.84%
           2000 ...........       0.95%              476             10.24          4,873        0.00%            2.37%      (a)(b)

     W & R Target Funds - Bond Portfolio
           2002 ...........   0.95% to 2.25%   8,643,298    11.06 to 11.75    100,850,579        5.30%        6.34% to  7.94%
           2001 ...........   0.95% to 2.10%   5,069,211    10.40 to 10.89     54,987,972        9.19%        3.96% to  6.45%(a)
           2000 ...........       0.95%            1,184         10.23             12,107        0.00%            2.25%      (a)(b)

     W & R Target Funds - Core Equity Portfolio
           2002 ...........   0.95% to 2.25%  28,039,884     6.48 to  6.69    185,915,974        0.59%     -23.62% to -22.38%
           2001 ...........   0.95% to 2.10%  21,221,006     8.48 to  8.61    182,011,050        0.45%     -16.96% to -14.59%(b)
           2000 ...........   0.95% to 1.40%       1,978    10.21 to 10.22         20,210        0.00%       2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
           2002 ...........   0.95% to 2.25%  27,861,661     6.49 to  6.71    185,008,498        0.01%     -23.28% to -22.05%
           2001 ...........   0.95% to 2.10%  20,170,887     8.45 to  8.71    172,511,745        1.74%     -16.41% to -12.95%(b)
           2000 ...........   0.95% to 1.40%       1,408    10.12 to 10.12         14,250        0.00%       1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
           2002 ...........   0.95% to 2.25%   4,689,184    10.21 to 10.57     49,233,726        9.88%      -4.28% to  -2.95%
           2001 ...........   0.95% to 2.10%   2,785,585    10.68 to 10.90     30,247,046       18.27%       6.74% to   8.14%

     W & R Target Funds - International Portfolio
           2002 ...........   0.95% to 2.25%   5,665,413     6.10 to  6.34     35,568,274        0.51%     -20.07% to -18.93%
           2001 ...........   0.95% to 1.95%   3,898,537     7.70 to  7.82     30,328,901        8.48%     -24.04% to -22.98%
           2000 ...........       0.95%              258         10.15              2,618        0.00%            1.47%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                 Expense                        Unit           Contract          Income          Total
                                  Rate*          Units       Fair Value     Owners' Equity      Ratio**        Return***
                              -------------   ----------   --------------   ---------------   ----------   -----------------
     W & R Target Funds - Limited-Term Bond Portfolio
           2002............   0.95% to 2.25%   1,955,961   10.95 to 11.46        22,241,784      3.73%       3.03% to   4.43%
           2001............   0.95% to 1.85%     484,968   10.82 to 10.97         5,299,679      7.25%       6.78% to   8.17%

     W & R Target Funds - Money Market Portfolio
           2002............   0.95% to 2.10%   3,366,596   10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
           2001............   0.95% to 1.85%   3,142,411   10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
           2002............   0.95% to 2.25%   8,398,696    6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
           2001............   0.95% to 2.10%   5,720,321    8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
           2000............   0.95% to 1.40%         607    9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
           2002............   0.95% to 2.25%  11,801,501    7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
           2001............   0.95% to 2.10%   7,778,767    9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
           2000............       0.95%              265       10.08                  2,671      0.00%            0.79%       (a)(b)

     W & R Target Funds - Value Portfolio
           2002............   0.95% to 2.25%   6,694,479    8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
           2001............   0.95% to 2.10%   3,616,179   10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                            ---------------

     2002 Reserves for annuity contracts in payout phase: ...............         23,780,019
                                                                             ---------------
     2002 Contract owners' equity .......................................    $11,867,051,526
                                                                             ===============

     2001 Reserves for annuity contracts in payout phase: ...............         16,381,840
                                                                             ---------------
     2001 Contract owners' equity .......................................    $12,948,274,792
                                                                             ===============

     2000 Reserves for annuity contracts in payout phase: ...............          6,547,280
                                                                             ---------------
     2000 Contract owners' equity .......................................    $10,938,492,289
                                                                             ===============

     1999 Reserves for annuity contracts in payout phase: ...............             17,086
                                                                             ---------------
     1999 Contract owners' equity .......................................    $ 6,530,166,060
                                                                             ===============

     1998 Contract owners' equity .......................................    $ 2,588,796,935
                                                                             ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

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                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

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